UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to March 31, 2016

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

March 31, 2016 (Unaudited)

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 96.3%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.3%
Aaron’s, Inc.	25,443	$638,619
Advance Auto Parts, Inc.	6,868	1,101,215
AMC Networks, Inc., Class A †	34,298	2,227,312
AutoNation, Inc. †	11,655	544,055
AutoZone, Inc. †	7,157	5,701,910
Bed Bath & Beyond, Inc. †	15,851	786,844
Best Buy Co., Inc.	127,681	4,141,972
Brinker International, Inc.	27,941	1,283,889
Brunswick Corp.	21,575	1,035,169
Cable One, Inc.	2,357	1,030,315
Carnival Corp.	112,547	5,939,105
Carter’s, Inc.	21,255	2,239,852
Comcast Corp., Class A	65,695	4,012,651
CST Brands, Inc.	20,197	773,343
Darden Restaurants, Inc.	7,672	508,654
Delphi Automotive plc (United Kingdom)	49,081	3,682,057
Dick’s Sporting Goods, Inc.	29,972	1,401,191
Dillard’s, Inc., Class A	12,636	1,072,923
Dollar General Corp.	47,757	4,087,999
Dollar Tree, Inc. †	9,792	807,448
Domino’s Pizza, Inc.	17,048	2,247,949
DR Horton, Inc.	120,799	3,651,754
DSW, Inc., Class A	27,890	770,880
Expedia, Inc.	41,511	4,475,716
Foot Locker, Inc.	65,726	4,239,327
Ford Motor Co.	48,415	653,603
GameStop Corp., Class A	70,648	2,241,661
Gap, Inc. (The)	60,116	1,767,410
General Motors Co.	156,215	4,909,837
Gentex Corp.	137,037	2,150,111
GNC Holdings, Inc., Class A	19,581	621,697
Goodyear Tire & Rubber Co. (The)	147,451	4,862,934
Graham Holdings Co., Class B	4,112	1,973,760
Groupon, Inc. †	172,157	686,906
H&R Block, Inc.	49,438	1,306,152
Hanesbrands, Inc.	41,047	1,163,272
Harman International Industries, Inc.	10,067	896,366
Hasbro, Inc.	50,370	4,034,637
Home Depot, Inc. (The)	137,295	18,319,272
Interpublic Group of Cos., Inc. (The)	49,394	1,133,592
JC Penney Co., Inc. †	125,501	1,388,041
John Wiley & Sons, Inc., Class A	10,655	520,923
Kohl’s Corp.	12,052	561,744
L Brands, Inc.	46,248	4,061,037
Lear Corp.	41,046	4,563,084
Leggett & Platt, Inc.	43,218	2,091,751
LKQ Corp. †	30,488	973,482
Lowe’s Cos., Inc.	80,987	6,134,765
Mattel, Inc.	11,345	381,419
McDonald’s Corp.	24,906	3,130,186
Michaels Cos., Inc. (The) †	61,332	1,715,456
Mohawk Industries, Inc. †	15,881	3,031,683
MSG Networks, Inc., Class A †	41,626	719,714
Murphy USA, Inc. †	16,858	1,035,924
NIKE, Inc., Class B	202,711	12,460,645
Nordstrom, Inc.	7,079	404,990
NVR, Inc. †	1,849	3,203,208
O’Reilly Automotive, Inc. †	21,340	5,839,904

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.3% (continued)
Penske Automotive Group, Inc.	13,381	$507,140
Priceline Group, Inc. (The) †	2,442	3,147,640
PVH Corp.	13,159	1,303,531
Ross Stores, Inc.	53,933	3,122,721
Royal Caribbean Cruises Ltd.	6,291	516,806
Sally Beauty Holdings, Inc. †	34,550	1,118,729
Signet Jewelers Ltd.	4,700	582,941
Skechers U.S.A., Inc., Class A †	101,740	3,097,983
Staples, Inc.	70,105	773,258
Target Corp.	98,095	8,071,257
TEGNA, Inc.	122,180	2,866,343
Thor Industries, Inc.	15,255	972,811
TJX Cos., Inc. (The)	34,706	2,719,215
Tractor Supply Co.	22,177	2,006,131
Tupperware Brands Corp.	7,888	457,346
Ulta Salon Cosmetics & Fragrance, Inc. †	8,152	1,579,368
Urban Outfitters, Inc. †	14,761	488,441
Visteon Corp.	5,260	418,643
Whirlpool Corp.	9,651	1,740,461
Williams-Sonoma, Inc.	11,355	621,573
Wyndham Worldwide Corp.	12,973	991,526

		194,445,179

Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	21,072	765,124
Bunge Ltd.	23,741	1,345,402
Campbell Soup Co.	6,637	423,374
Clorox Co. (The)	19,468	2,454,136
Coca-Cola Enterprises, Inc.	38,515	1,954,251
ConAgra Foods, Inc.	41,922	1,870,560
Costco Wholesale Corp.	2,910	458,558
Coty, Inc., Class A	86,639	2,411,163
CVS Health Corp.	17,239	1,788,202
Dr Pepper Snapple Group, Inc.	55,834	4,992,676
Edgewell Personal Care Co.	14,702	1,183,952
Estee Lauder Cos., Inc. (The), Class A	27,617	2,604,559
Flowers Foods, Inc.	91,588	1,690,715
Hormel Foods Corp.	39,646	1,714,293
Ingredion, Inc.	29,501	3,150,412
Kroger Co. (The)	187,051	7,154,701
Molson Coors Brewing Co., Class B	13,280	1,277,270
Mondelez International, Inc., Class A	185,918	7,459,030
Monster Beverage Corp. †	11,130	1,484,519
Nu Skin Enterprises, Inc., Class A	70,548	2,698,461
Philip Morris International, Inc.	28,662	2,812,029
Pilgrim’s Pride Corp. †	121,900	3,096,260
Pinnacle Foods, Inc.	46,536	2,079,229
Reynolds American, Inc.	20,665	1,039,656
Spectrum Brands Holdings, Inc.	7,400	808,672
Tyson Foods, Inc., Class A	93,910	6,260,041
Walgreens Boots Alliance, Inc.	132,315	11,146,216
Whole Foods Market, Inc.	14,691	457,037

		76,580,498

Energy - 4.2%
CVR Energy, Inc.	58,052	1,515,157
Dril-Quip, Inc. †	32,310	1,956,694

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 4.2% (continued)
Frank’s International NV (Netherlands)	102,648	$1,691,639
HollyFrontier Corp.	156,948	5,543,403
Marathon Petroleum Corp.	179,316	6,666,969
Newfield Exploration Co. †	17,000	565,250
Noble Corp. plc (United Kingdom)	111,304	1,151,996
Patterson-UTI Energy, Inc.	286,280	5,044,254
PBF Energy, Inc., Class A	127,588	4,235,922
Phillips 66	132,123	11,440,531
Rowan Cos. plc, Class A	38,994	627,803
Tesoro Corp.	75,414	6,486,358
Valero Energy Corp.	153,002	9,813,548

		56,739,524

Financials - 27.1%
Aflac, Inc.	95,003	5,998,489
Alleghany Corp. †	8,285	4,111,017
Allied World Assurance Co. Holdings AG (Switzerland)	47,773	1,669,189
Allstate Corp. (The)	91,349	6,154,182
American Financial Group, Inc.	45,338	3,190,435
American International Group, Inc.	219,548	11,866,569
Ameriprise Financial, Inc.	31,711	2,981,151
AmTrust Financial Services, Inc.	130,660	3,381,481
Apartment Investment & Management Co., Class A REIT	23,900	999,498
Arch Capital Group Ltd. †	73,738	5,242,772
Aspen Insurance Holdings Ltd.	38,023	1,813,697
Associated Banc-Corp	71,491	1,282,549
Assurant, Inc.	43,446	3,351,859
Assured Guaranty Ltd.	151,125	3,823,462
Axis Capital Holdings Ltd.	50,726	2,813,264
Bank of America Corp.	1,067,323	14,430,207
Bank of Hawaii Corp.	6,016	410,772
Bank of New York Mellon Corp. (The)	214,390	7,895,984
BankUnited, Inc.	51,340	1,768,150
BB&T Corp.	125,147	4,163,641
Berkshire Hathaway, Inc., Class B †	51,597	7,320,582
BlackRock, Inc.	1,662	566,027
BOK Financial Corp.	18,731	1,023,087
Capital One Financial Corp.	101,163	7,011,608
CBRE Group, Inc., Class A †	73,628	2,121,959
Chubb Ltd. (Switzerland)	61,039	7,272,797
Cincinnati Financial Corp.	39,619	2,589,498
CIT Group, Inc.	24,034	745,775
Citigroup, Inc.	368,807	15,397,692
Citizens Financial Group, Inc.	113,643	2,380,821
CNA Financial Corp.	18,096	582,329
Comerica, Inc.	20,468	775,123
Commerce Bancshares, Inc.	27,924	1,255,184
Credit Acceptance Corp. †	14,192	2,576,558
Cullen/Frost Bankers, Inc.	16,014	882,532
Discover Financial Services	34,590	1,761,323
E*TRADE Financial Corp. †	45,319	1,109,862
East West Bancorp, Inc.	75,501	2,452,272
Endurance Specialty Holdings Ltd.	31,686	2,070,363
Everest Re Group Ltd.	38,880	7,676,078
FactSet Research Systems, Inc.	9,425	1,428,170
Fifth Third Bancorp	207,361	3,460,855

	SHARES	VALUE (Note 4)
Financials - 27.1% (continued)
First Republic Bank	49,564	$3,302,945
FNF Group	142,878	4,843,564
Goldman Sachs Group, Inc. (The)	46,135	7,242,272
Hanover Insurance Group, Inc. (The)	29,543	2,665,369
Hartford Financial Services Group, Inc. (The)	137,877	6,353,372
Huntington Bancshares, Inc.	480,486	4,583,836
Intercontinental Exchange, Inc.	3,631	853,793
Jones Lang LaSalle, Inc.	19,952	2,340,769
JPMorgan Chase & Co.	424,364	25,130,836
KeyCorp	267,725	2,955,684
Lincoln National Corp.	99,449	3,898,401
Macerich Co. (The) REIT	16,658	1,319,980
Markel Corp. †	2,822	2,516,011
Mercury General Corp.	15,300	849,150
MetLife, Inc.	189,765	8,338,274
Nasdaq, Inc.	55,033	3,653,091
Navient Corp.	99,460	1,190,536
New York Community Bancorp, Inc.	132,106	2,100,485
Northern Trust Corp.	35,827	2,334,846
Old Republic International Corp.	135,543	2,477,726
PacWest Bancorp	18,701	694,742
People’s United Financial, Inc.	113,891	1,814,284
PNC Financial Services Group, Inc. (The)	108,876	9,207,643
Popular, Inc.	57,767	1,652,714
Principal Financial Group, Inc.	66,306	2,615,772
ProAssurance Corp.	12,153	614,942
Progressive Corp. (The)	215,753	7,581,560
Prudential Financial, Inc.	63,323	4,573,187
Raymond James Financial, Inc.	22,924	1,091,412
Regions Financial Corp.	311,330	2,443,940
Reinsurance Group of America, Inc.	35,507	3,417,549
RenaissanceRe Holdings Ltd.	26,910	3,224,625
Signature Bank †	8,557	1,164,779
State Street Corp.	23,532	1,377,093
SunTrust Banks, Inc.	168,484	6,078,903
SVB Financial Group †	17,440	1,779,752
Synchrony Financial †	109,659	3,142,827
Synovus Financial Corp.	77,189	2,231,534
TCF Financial Corp.	32,111	393,681
Torchmark Corp.	52,229	2,828,723
Travelers Cos., Inc. (The)	93,440	10,905,382
Unum Group	75,964	2,348,807
US Bancorp	167,817	6,811,692
Validus Holdings Ltd.	85,404	4,030,215
Wells Fargo & Co.	589,666	28,516,248
White Mountains Insurance Group Ltd.	2,612	2,096,391
WR Berkley Corp.	79,769	4,483,018
XL Group plc (Ireland)	86,830	3,195,344
Zions Bancorp	23,574	570,727

		369,647,289

Health Care - 6.6%
Aetna, Inc.	67,423	7,574,974
Alexion Pharmaceuticals, Inc. †	3,132	436,037
AmerisourceBergen Corp.	33,989	2,941,748
Amgen, Inc.	19,799	2,968,464
Anthem, Inc.	50,591	7,031,643
Becton Dickinson and Co.	10,316	1,566,175

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 6.6% (continued)
Bio-Rad Laboratories, Inc., Class A †	2,762	$377,621
Boston Scientific Corp. †	29,643	557,585
Cardinal Health, Inc.	9,602	786,884
Centene Corp. †	48,308	2,974,324
CR Bard, Inc.	9,235	1,871,658
DENTSPLY SIRONA, Inc.	6,510	401,211
Edwards Lifesciences Corp. †	18,840	1,661,876
Gilead Sciences, Inc.	168,314	15,461,324
HCA Holdings, Inc. †	21,206	1,655,128
Hologic, Inc. (2)†	29,400	1,014,300
Johnson & Johnson	69,840	7,556,688
Laboratory Corp. of America Holdings †	10,686	1,251,651
LifePoint Health, Inc. †	11,991	830,377
MEDNAX, Inc. †	10,840	700,481
Pfizer, Inc.	41,265	1,223,095
Quest Diagnostics, Inc.	43,036	3,074,922
Quintiles Transnational Holdings, Inc. †	30,893	2,011,134
ResMed, Inc.	17,826	1,030,699
St. Jude Medical, Inc.	9,684	532,620
United Therapeutics Corp. †	14,719	1,640,138
UnitedHealth Group, Inc.	111,151	14,327,364
Universal Health Services, Inc., Class B	21,370	2,665,266
VCA, Inc. †	18,160	1,047,650
Waters Corp. †	5,166	681,499
Zimmer Biomet Holdings, Inc.	11,887	1,267,511
Zoetis, Inc.	10,250	454,383

		89,576,430

Industrials - 8.7%
3M Co.	3,948	657,855
A.O. Smith Corp.	35,694	2,723,809
Acuity Brands, Inc.	10,639	2,320,791
AGCO Corp.	61,667	3,064,850
Alaska Air Group, Inc.	61,191	5,018,886
AMERCO	5,350	1,911,609
American Airlines Group, Inc.	20,734	850,301
Boeing Co. (The)	59,986	7,614,623
BWX Technologies, Inc.	58,314	1,957,018
Carlisle Cos., Inc.	7,286	724,957
CH Robinson Worldwide, Inc.	25,876	1,920,775
Cintas Corp.	44,955	4,037,409
Cummins, Inc.	4,074	447,896
Danaher Corp.	18,424	1,747,701
Delta Air Lines, Inc.	140,797	6,853,998
Dun & Bradstreet Corp. (The)	8,144	839,484
Equifax, Inc.	25,803	2,949,025
Expeditors International of Washington, Inc.	23,595	1,151,672
FedEx Corp.	3,079	501,015
General Dynamics Corp.	23,458	3,081,677
HD Supply Holdings, Inc. †	63,348	2,094,918
Huntington Ingalls Industries, Inc.	17,989	2,463,414
JetBlue Airways Corp. †	217,436	4,592,248
L-3 Communications Holdings, Inc.	6,530	773,805
Lennox International, Inc.	2,865	387,319
Lockheed Martin Corp.	9,770	2,164,055
Macquarie Infrastructure Corp.	14,000	944,160
ManpowerGroup, Inc.	27,790	2,262,662
Masco Corp.	160,486	5,047,285

	SHARES	VALUE (Note 4)
Industrials - 8.7% (continued)
Northrop Grumman Corp.	38,947	$7,707,611
Orbital ATK, Inc.	11,405	991,551
Owens Corning	59,390	2,807,959
Pitney Bowes, Inc.	28,027	603,702
Raytheon Co.	24,061	2,950,600
Republic Services, Inc.	8,075	384,774
Robert Half International, Inc.	37,830	1,762,121
Rockwell Automation, Inc.	9,511	1,081,876
Rollins, Inc.	20,412	553,573
RR Donnelley & Sons Co.	58,965	967,026
Ryder System, Inc.	12,489	809,037
Snap-on, Inc.	26,097	4,096,968
Southwest Airlines Co.	138,636	6,210,893
Spirit AeroSystems Holdings, Inc., Class A †	57,960	2,629,066
Stanley Black & Decker, Inc.	41,005	4,314,136
Textron, Inc.	40,006	1,458,619
Toro Co. (The)	5,150	443,518
United Continental Holdings, Inc. †	86,819	5,196,985
WABCO Holdings, Inc. †	4,480	479,002
Waste Management, Inc.	33,664	1,986,176

		118,540,410

Information Technology - 23.7%
Accenture plc, Class A (Ireland)	73,552	8,487,901
Activision Blizzard, Inc.	162,904	5,512,671
Alphabet, Inc., Class A †	68,350	52,144,215
Amdocs Ltd.	72,310	4,368,970
Analog Devices, Inc.	52,496	3,107,238
Apple, Inc.	395,118	43,063,911
Applied Materials, Inc.	48,964	1,037,058
ARRIS International plc †	49,313	1,130,254
Arrow Electronics, Inc. †	21,028	1,354,413
Avnet, Inc.	41,201	1,825,204
Booz Allen Hamilton Holding Corp.	47,017	1,423,675
Broadcom Ltd. (Singapore)	49,787	7,692,092
Broadridge Financial Solutions, Inc.	27,549	1,633,931
Brocade Communications Systems, Inc.	282,161	2,985,263
CA, Inc.	61,680	1,899,127
Cadence Design Systems, Inc. †	105,427	2,485,969
CDW Corp.	58,909	2,444,723
Cisco Systems, Inc.	625,577	17,810,177
Citrix Systems, Inc. †	36,249	2,848,446
Cognizant Technology Solutions Corp., Class A †	63,162	3,960,257
Computer Sciences Corp.	34,133	1,173,834
CoreLogic, Inc. †	20,314	704,896
Corning, Inc.	70,030	1,462,927
DST Systems, Inc.	8,388	945,915
eBay, Inc. †	256,156	6,111,882
Electronic Arts, Inc. †	80,390	5,314,583
F5 Networks, Inc. †	9,004	953,073
First Solar, Inc. †	59,955	4,105,119
Fiserv, Inc. †	36,986	3,794,024
Fortinet, Inc. †	27,662	847,287
Genpact Ltd. †	63,957	1,738,991
Global Payments, Inc.	47,142	3,078,373
Harris Corp.	21,536	1,676,793
Hewlett Packard Enterprise Co.	33,353	591,349

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 23.7% (continued)
IAC/InterActiveCorp.	14,437	$679,694
Intel Corp.	565,010	18,278,074
IPG Photonics Corp. †	28,903	2,777,000
Jabil Circuit, Inc.	107,154	2,064,858
Juniper Networks, Inc.	140,154	3,575,329
Lam Research Corp.	50,020	4,131,652
Marvell Technology Group Ltd.	114,076	1,176,124
Microsoft Corp.	812,135	44,854,216
NetApp, Inc.	50,643	1,382,047
Nuance Communications, Inc. †	101,510	1,897,222
NVIDIA Corp.	186,788	6,655,256
ON Semiconductor Corp. †	257,604	2,470,422
Palo Alto Networks, Inc. †	4,897	798,897
Qorvo, Inc. †	19,279	971,854
Rackspace Hosting, Inc. †	22,320	481,889
Red Hat, Inc. †	17,722	1,320,466
Skyworks Solutions, Inc.	63,147	4,919,151
Synopsys, Inc. †	56,372	2,730,660
Teradyne, Inc.	99,444	2,146,996
Texas Instruments, Inc.	82,518	4,738,184
Total System Services, Inc.	61,445	2,923,553
VeriSign, Inc. †	46,069	4,078,949
Western Digital Corp.	11,167	527,529
Western Union Co. (The)	167,398	3,229,107
Xerox Corp.	129,306	1,443,055
Xilinx, Inc.	50,356	2,388,385
Zebra Technologies Corp., Class A †	11,700	807,300

		323,162,410

Materials - 2.7%
AptarGroup, Inc.	8,676	680,285
Avery Dennison Corp.	35,004	2,524,138
Ball Corp.	25,263	1,800,999
Bemis Co., Inc.	7,592	393,114
Cabot Corp.	16,100	778,113
Celanese Corp., Series A	39,816	2,607,948
CF Industries Holdings, Inc.	15,839	496,394
Crown Holdings, Inc. †	28,172	1,397,050
Dow Chemical Co. (The)	139,730	7,106,668
Graphic Packaging Holding Co.	116,864	1,501,702
LyondellBasell Industries NV, Class A	70,646	6,045,885
Newmont Mining Corp.	22,340	593,797
Packaging Corp. of America	16,880	1,019,552
PPG Industries, Inc.	5,136	572,613
Reliance Steel & Aluminum Co.	24,519	1,696,470
Sealed Air Corp.	44,591	2,140,814
Sherwin-Williams Co. (The)	6,988	1,989,274
Steel Dynamics, Inc.	60,743	1,367,325
Westlake Chemical Corp.	19,716	912,851
WestRock Co.	18,576	725,021

		36,350,013

Telecommunication Services - 2.8%
AT&T, Inc.	401,544	15,728,478
CenturyLink, Inc.	27,881	891,077
Telephone & Data Systems, Inc.	76,341	2,297,100
T-Mobile US, Inc. †	153,696	5,886,557
Verizon Communications, Inc.	253,948	13,733,508

		38,536,720

	SHARES	VALUE (Note 4)
Utilities - 0.6%
Alliant Energy Corp.	11,719	$870,487
CMS Energy Corp.	30,260	1,284,235
Consolidated Edison, Inc.	5,289	405,243
DTE Energy Co.	8,383	760,003
NiSource, Inc.	20,064	472,708
Pinnacle West Capital Corp.	16,200	1,216,134
Public Service Enterprise Group, Inc.	33,124	1,561,465
SCANA Corp.	12,079	847,342

		7,417,617

TOTAL COMMON STOCKS (cost $1,282,290,093)		1,310,996,090

SHORT-TERM INVESTMENT - 3.5%

Investment Company - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(a)
(cost $47,978,132)	47,978,132	47,978,132

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.8% (cost $1,330,268,225)		1,358,974,222

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		3,058,518

NET ASSETS - 100.0%		$1,362,032,740

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
400	Goldman Sachs	S&P 500 E-Mini Futures	06/2016	$40,197,056	$41,030,001	$832,945

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$992,520	$992,520

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.8%
1-800-Flowers.com, Inc., Class A †	62,513	$492,602
Abercrombie & Fitch Co., Class A (a)	53,450	1,685,813
American Axle & Manufacturing Holdings, Inc. †	101,685	1,564,932
American Eagle Outfitters, Inc. (a)	182,775	3,046,859
Ascena Retail Group, Inc. †(a)	91,179	1,008,440
Bassett Furniture Industries, Inc.	24,732	787,962
Beazer Homes USA, Inc. †	44,336	386,610
Big 5 Sporting Goods Corp.	23,046	256,041
Big Lots, Inc.	30,433	1,378,311
Boyd Gaming Corp. †	37,383	772,333
Buckle, Inc. (The) (a)	4,500	152,415
Build-A-Bear Workshop, Inc. †	24,986	324,568
Burlington Stores, Inc. †	14,796	832,127
Caesars Entertainment Corp. †	60,252	409,714
Caleres, Inc.	50,607	1,431,672
Carrols Restaurant Group, Inc. †	56,984	822,849
Cato Corp. (The), Class A	19,168	738,926
Cavco Industries, Inc. †	1,400	130,844
Chico’s FAS, Inc.	53,026	703,655
Children’s Place, Inc. (The)	14,747	1,230,932
Chuy’s Holdings, Inc. †(a)	10,292	319,772
Citi Trends, Inc.	35,353	630,344
Columbia Sportswear Co. (a)	5,955	357,836
Conn’s, Inc. †(a)	50,773	632,632
Cooper Tire & Rubber Co.	87,350	3,233,697
Cooper-Standard Holding, Inc. †	31,756	2,281,351
Core-Mark Holding Co., Inc.	5,959	486,016
Cracker Barrel Old Country Store, Inc. (a)	2,400	366,408
Crown Media Holdings, Inc., Class A †	26,206	133,127
CSS Industries, Inc.	6,269	175,093
Culp, Inc.	18,122	475,159
Deckers Outdoor Corp. †	7,529	451,062
Denny’s Corp. †	54,707	566,765
Diamond Resorts International, Inc. †(a)	18,097	439,757
Drew Industries, Inc.	26,993	1,739,969
Eldorado Resorts, Inc. †	59,005	675,017
Entravision Communications Corp., Class A	35,697	265,586
Ethan Allen Interiors, Inc.	28,018	891,533
Express, Inc. †	105,612	2,261,153
Finish Line, Inc. (The), Class A	13,582	286,580
Flexsteel Industries, Inc.	9,872	431,209
Francesca’s Holdings Corp. †	32,633	625,248
Fred’s, Inc., Class A (a)	19,010	283,439
Genesco, Inc. †	5,232	378,012
Gentherm, Inc. †	36,786	1,529,930
G-III Apparel Group Ltd. †	8,162	399,040
Gray Television, Inc. †	107,732	1,262,619
Guess?, Inc.	83,149	1,560,707
Haverty Furniture Cos., Inc.	21,491	454,750
Helen of Troy Ltd. †	21,248	2,203,205
Hibbett Sports, Inc. †(a)	18,997	681,992
Hooker Furniture Corp.	21,571	708,607
Houghton Mifflin Harcourt Co. †	3,200	63,808
Interval Leisure Group, Inc. (a)	29,356	423,901
Isle of Capri Casinos, Inc. †	77,041	1,078,574

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.8% (continued)
JAKKS Pacific, Inc. †(a)	72,070	$536,201
K12, Inc. †	50,414	498,595
KB Home	111,932	1,598,389
Kirkland’s, Inc.	25,968	454,700
La-Z-Boy, Inc.	38,581	1,031,656
LGI Homes, Inc. †(a)	55,066	1,333,148
Libbey, Inc.	15,014	279,260
Lithia Motors, Inc., Class A	19,140	1,671,496
Marcus Corp. (The)	18,663	353,664
Marriott Vacations Worldwide Corp.	4,117	277,898
Metaldyne Performance Group, Inc.	29,418	494,517
Monarch Casino & Resort, Inc. †	15,211	296,006
Movado Group, Inc.	44,176	1,216,165
NACCO Industries, Inc., Class A	200	11,482
Nautilus, Inc. †	62,754	1,212,407
New Media Investment Group, Inc.	34,822	579,438
New York Times Co. (The), Class A	49,254	613,705
Nexstar Broadcasting Group, Inc., Class A	5,581	247,071
Nutrisystem, Inc.	45,131	941,884
Outerwall, Inc. (a)	18,579	687,237
Oxford Industries, Inc.	23,319	1,567,736
Penn National Gaming, Inc. †	38,631	644,751
Perry Ellis International, Inc. †	25,389	467,412
PetMed Express, Inc. (a)	75,592	1,353,853
Pinnacle Entertainment, Inc. †	15,352	538,855
Pool Corp.	24,582	2,156,825
Reading International, Inc., Class A †	8,600	103,028
Ruth’s Hospitality Group, Inc.	72,524	1,335,167
Scholastic Corp. (a)	2,100	78,477
Select Comfort Corp. †	63,419	1,229,694
Shoe Carnival, Inc.	27,700	746,792
Sinclair Broadcast Group, Inc., Class A	84,087	2,585,675
Smith & Wesson Holding Corp. †	170,866	4,548,453
Sportsman’s Warehouse Holdings, Inc. †	65,356	823,486
Standard Motor Products, Inc.	23,006	797,158
Stein Mart, Inc.	35,177	257,847
Steven Madden Ltd. †	28,607	1,059,603
Stoneridge, Inc. †	29,080	423,405
Strayer Education, Inc. †	16,625	810,469
Sturm Ruger & Co., Inc.	27,269	1,864,654
Tenneco, Inc. †	45,626	2,350,195
Tile Shop Holdings, Inc. †	77,695	1,158,432
Tilly’s, Inc., Class A †	13,258	88,696
Time, Inc.	4,500	69,480
Tower International, Inc.	46,600	1,267,520
Vera Bradley, Inc. †	41,351	841,079
Wayfair, Inc., Class A †(a)	23,300	1,007,026
William Lyon Homes, Class A †	20,854	302,174
Winnebago Industries, Inc. (a)	43,364	973,522
World Wrestling Entertainment, Inc., Class A (a)	72,231	1,275,599
ZAGG, Inc. †	162,115	1,460,656

		95,434,141

Consumer Staples - 4.9%
Cal-Maine Foods, Inc. (a)	60,190	3,124,463
Casey’s General Stores, Inc.	24,223	2,744,950
Central Garden & Pet Co., Class A †	77,204	1,257,653

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 4.9% (continued)
Coca-Cola Bottling Co. Consolidated (a)	4,195	$670,193
Dean Foods Co. (a)	111,283	1,927,422
Fresh Del Monte Produce, Inc.	45,751	1,924,745
Ingles Markets, Inc., Class A	33,549	1,258,088
John B. Sanfilippo & Son, Inc.	27,671	1,911,789
Medifast, Inc.	14,676	443,068
MGP Ingredients, Inc.	26,737	648,105
National Beverage Corp. †	29,459	1,246,705
Natural Health Trends Corp. (a)	59,184	1,961,950
Nutraceutical International Corp. †	7,980	194,313
Omega Protein Corp. †	71,600	1,212,904
Post Holdings, Inc. †	23,793	1,636,245
Revlon, Inc., Class A †	3,774	137,411
Sanderson Farms, Inc. (a)	23,010	2,075,042
Smart & Final Stores, Inc. †	30,331	491,362
SpartanNash Co.	28,197	854,651
SUPERVALU, Inc. †	36,989	213,057
Universal Corp. (a)	27,809	1,579,829
USANA Health Sciences, Inc. †	23,405	2,841,835
Vector Group Ltd.	22,456	512,895
Village Super Market, Inc., Class A	10,489	253,414
Weis Markets, Inc.	11,597	522,561

		31,644,650

Energy - 2.2%
Alon USA Energy, Inc.	106,450	1,098,564
Ardmore Shipping Corp. (Ireland)	52,478	443,439
Atwood Oceanics, Inc.	253,532	2,324,888
DHT Holdings, Inc.	180,479	1,039,559
Hornbeck Offshore Services, Inc. †	61,308	608,788
McDermott International, Inc. †(a)	262,261	1,072,648
Natural Gas Services Group, Inc. †	12,414	268,515
Navios Maritime Acquisition Corp. (Monaco)	100,868	160,380
Nordic American Tankers Ltd. (Norway) (a)	37,800	532,602
Par Pacific Holdings, Inc. †	41,943	786,851
Parker Drilling Co. †	113,265	240,122
PDC Energy, Inc. †	2,546	151,360
REX American Resources Corp. †(a)	16,826	933,338
Scorpio Tankers, Inc. (Monaco)	64,425	375,598
Ship Finance International Ltd. (Norway) (a)	46,145	640,954
Teekay Tankers Ltd., Class A	163,077	598,493
TETRA Technologies, Inc. †	47,987	304,717
Ultra Petroleum Corp. †	449,768	223,984
Western Refining, Inc.	82,967	2,413,510

		14,218,310

Financials - 28.5%
1st Source Corp.	13,941	443,881
Acadia Realty Trust REIT	15,272	536,505
Alexander & Baldwin, Inc.	11,585	424,938
Ambac Financial Group, Inc. †	17,332	273,846
American Assets Trust, Inc. REIT	8,959	357,643
American Equity Investment Life Holding Co.	94,187	1,582,342
Ameris Bancorp	46,729	1,382,244
AMERISAFE, Inc.	30,340	1,594,064

	SHARES	VALUE (Note 4)
Financials - 28.5% (continued)
Apollo Commercial Real Estate Finance, Inc. REIT	43,568	$710,158
Argo Group International Holdings Ltd.	42,498	2,438,960
Ashford Hospitality Trust, Inc. REIT	10,600	67,628
Atlas Financial Holdings, Inc. †	20,031	363,362
Banc of California, Inc.	79,602	1,393,035
BancorpSouth, Inc.	67,942	1,447,844
BBCN Bancorp, Inc.	99,592	1,512,803
Berkshire Hills Bancorp, Inc.	42,430	1,140,943
BGC Partners, Inc., Class A	55,523	502,483
BNC Bancorp	18,696	394,860
BofI Holding, Inc. †(a)	12,200	260,348
Brookline Bancorp, Inc.	90,304	994,247
Capstead Mortgage Corp. REIT	50,500	499,445
Cardinal Financial Corp.	60,315	1,227,410
Cathay General Bancorp	89,001	2,521,398
CenterState Banks, Inc.	87,746	1,306,538
Central Pacific Financial Corp.	45,380	987,923
Chatham Lodging Trust REIT	9,932	212,843
Chemical Financial Corp. (a)	79,186	2,826,148
Chesapeake Lodging Trust REIT	15,609	413,014
City Holding Co.	23,204	1,108,687
CNO Financial Group, Inc.	193,597	3,469,258
Colony Capital, Inc., Class A REIT	36,017	604,005
Columbia Banking System, Inc.	36,350	1,087,592
Community Trust Bancorp, Inc.	10,087	356,273
CoreSite Realty Corp. REIT	7,503	525,285
Cousins Properties, Inc. REIT	59,794	620,662
Cowen Group, Inc., Class A †(a)	298,571	1,137,556
CubeSmart REIT	44,960	1,497,168
Customers Bancorp, Inc. †	59,079	1,396,037
CyrusOne, Inc. REIT	18,087	825,672
CYS Investments, Inc. REIT	97,600	794,464
DCT Industrial Trust, Inc. REIT	23,530	928,729
DiamondRock Hospitality Co. REIT	65,761	665,501
Dime Community Bancshares, Inc.	54,268	956,202
DuPont Fabros Technology, Inc. REIT	19,142	775,825
EastGroup Properties, Inc. REIT	5,624	339,521
Education Realty Trust, Inc. REIT	16,282	677,331
Employers Holdings, Inc.	50,645	1,425,150
Enterprise Financial Services Corp.	30,409	822,259
EPR Properties REIT	14,391	958,728
Equity One, Inc. REIT	19,656	563,341
FBL Financial Group, Inc., Class A	18,317	1,126,862
Federal Agricultural Mortgage Corp., Class C	10,584	399,334
Federated National Holding Co.	20,099	395,146
FelCor Lodging Trust, Inc. REIT	58,801	477,464
Fidelity Southern Corp.	58,712	941,741
Financial Institutions, Inc.	17,855	519,045
First American Financial Corp.	112,456	4,285,698
First Busey Corp.	26,465	542,003
First Citizens BancShares, Inc., Class A	7,421	1,863,190
First Commonwealth Financial Corp.	83,179	736,966
First Defiance Financial Corp.	16,784	644,673
First Financial Bancorp	101,484	1,844,979
First Financial Corp.	11,161	381,818

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 28.5% (continued)
First Industrial Realty Trust, Inc. REIT	33,604	$764,155
First Interstate BancSystem, Inc., Class A	50,505	1,420,706
First Merchants Corp.	48,426	1,141,401
First Midwest Bancorp, Inc.	74,368	1,340,111
First NBC Bank Holding Co. †	38,722	797,286
FirstMerit Corp.	43,529	916,285
Flagstar Bancorp, Inc. †	63,066	1,353,396
Flushing Financial Corp.	22,319	482,537
FNB Corp.	118,262	1,538,589
Franklin Street Properties Corp. REIT	16,384	173,834
Fulton Financial Corp.	199,617	2,670,875
GEO Group, Inc. (The) REIT	19,323	669,928
Government Properties Income Trust REIT	18,535	330,850
Gramercy Property Trust REIT	107,899	911,747
Great Southern Bancorp, Inc.	13,708	508,978
Great Western Bancorp, Inc.	111,644	3,044,532
Hancock Holding Co.	53,131	1,219,888
Hanmi Financial Corp.	75,371	1,659,669
Hatteras Financial Corp. REIT	36,603	523,423
HCI Group, Inc. (a)	2,300	76,590
Healthcare Realty Trust, Inc. REIT	24,716	763,477
Heartland Financial USA, Inc.	18,551	571,185
Heritage Financial Corp.	35,347	621,047
Heritage Insurance Holdings, Inc.	63,475	1,013,696
Hersha Hospitality Trust REIT	26,476	564,998
Highwoods Properties, Inc. REIT	21,235	1,015,245
Hilltop Holdings, Inc. †	86,818	1,639,124
HomeStreet, Inc. †	46,695	971,723
Horace Mann Educators Corp.	53,526	1,696,239
Horizon Bancorp	7,953	196,598
Hudson Pacific Properties, Inc. REIT	19,076	551,678
Iberiabank Corp.	7,600	389,652
Impac Mortgage Holdings, Inc. †(a)	20,314	281,755
Independent Bank Corp./MA	5,873	269,923
Independent Bank Corp./MI	34,308	499,181
Independent Bank Group, Inc.	15,845	434,153
Infinity Property & Casualty Corp.	17,880	1,439,340
International Bancshares Corp.	61,380	1,513,631
INTL. FCStone, Inc. †	42,623	1,139,313
Invesco Mortgage Capital, Inc. REIT	62,824	765,196
Investment Technology Group, Inc.	10,748	237,531
Investors Real Estate Trust REIT	30,915	224,443
James River Group Holdings Ltd.	27,465	886,021
Kemper Corp.	51,955	1,536,309
Kennedy-Wilson Holdings, Inc.	23,945	524,396
Kite Realty Group Trust REIT	19,559	541,980
Lakeland Bancorp, Inc.	18,264	185,380
LaSalle Hotel Properties REIT	31,597	799,720
LegacyTexas Financial Group, Inc.	56,299	1,106,275
Lexington Realty Trust REIT	57,429	493,889
LTC Properties, Inc. REIT	10,164	459,819
Mack-Cali Realty Corp. REIT	57,265	1,345,728
Maiden Holdings Ltd. (a)	117,064	1,514,808
MainSource Financial Group, Inc.	10,960	231,146
MarketAxess Holdings, Inc.	9,580	1,195,871
MB Financial, Inc.	46,625	1,512,981

	SHARES	VALUE (Note 4)
Financials - 28.5% (continued)
MBIA, Inc. †	39,747	$351,761
Medical Properties Trust, Inc. REIT	67,304	873,606
Mercantile Bank Corp.	13,218	296,348
Meta Financial Group, Inc.	10,396	474,058
MGIC Investment Corp. †	326,722	2,505,958
Monogram Residential Trust, Inc. REIT	61,720	608,559
National General Holdings Corp.	62,838	1,356,672
National Health Investors, Inc. REIT	8,552	568,879
National Western Life Group, Inc., Class A	2,414	556,741
Nationstar Mortgage Holdings, Inc. †	12,581	124,552
Navigators Group, Inc. (The) †	18,902	1,585,311
NBT Bancorp, Inc.	50,468	1,360,113
New Residential Investment Corp. REIT	81,804	951,381
New Senior Investment Group, Inc. REIT	19,416	199,985
New York REIT, Inc.	41,190	416,019
Northwest Bancshares, Inc.	30,780	415,838
Old National Bancorp	133,930	1,632,607
Opus Bank	55,171	1,875,814
Oritani Financial Corp.	72,704	1,233,787
Pacific Premier Bancorp, Inc. †	35,886	766,884
Parkway Properties, Inc. REIT	25,794	403,934
Peapack Gladstone Financial Corp.	19,987	337,780
Pebblebrook Hotel Trust REIT	21,604	628,028
Pennsylvania REIT	23,793	519,877
PennyMac Mortgage Investment Trust REIT	26,446	360,723
Physicians Realty Trust REIT	23,959	445,158
Pinnacle Financial Partners, Inc.	11,756	576,749
Piper Jaffray Cos. †	4,700	232,932
Potlatch Corp. REIT	10,575	333,113
Preferred Bank	19,130	578,683
PrivateBancorp, Inc.	41,910	1,617,726
Prosperity Bancshares, Inc. (a)	47,701	2,212,849
Provident Financial Services, Inc.	76,807	1,550,733
PS Business Parks, Inc. REIT	3,143	315,903
QCR Holdings, Inc.	9,628	229,628
QTS Realty Trust, Inc., Class A REIT	9,590	454,374
Radian Group, Inc.	42,103	522,077
Ramco-Gershenson Properties Trust REIT	24,346	438,958
Redwood Trust, Inc. REIT	46,054	602,386
Regional Management Corp. †	23,958	409,921
Renasant Corp.	31,594	1,039,759
Retail Opportunity Investments Corp. REIT	21,113	424,794
Rexford Industrial Realty, Inc. REIT	18,305	332,419
RLJ Lodging Trust REIT	37,630	860,974
Ryman Hospitality Properties, Inc. REIT	12,904	664,298
S&T Bancorp, Inc.	8,693	223,932
Sabra Health Care REIT, Inc.	23,403	470,166
Sandy Spring Bancorp, Inc.	28,398	790,316
Select Income REIT	14,940	344,367
Selective Insurance Group, Inc.	72,297	2,646,793
ServisFirst Bancshares, Inc.	24,376	1,082,294
Simmons First National Corp., Class A	18,838	849,029
Sovran Self Storage, Inc. REIT	10,261	1,210,285
STAG Industrial, Inc. REIT	15,509	315,763

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 28.5% (continued)
State Auto Financial Corp.	14,626	$322,650
Stewart Information Services Corp.	14,406	522,650
Stock Yards Bancorp, Inc.	5,873	226,287
Stonegate Bank	13,869	415,515
STORE Capital Corp. REIT	11,155	288,691
Suffolk Bancorp	2,598	65,574
Summit Hotel Properties, Inc. REIT	24,976	298,963
Sun Communities, Inc. REIT	11,183	800,815
Sunstone Hotel Investors, Inc. REIT	53,947	755,258
Terreno Realty Corp. REIT	8,179	191,798
Territorial Bancorp, Inc.	10,063	262,242
Texas Capital Bancshares, Inc. †	26,338	1,010,852
Tompkins Financial Corp.	3,719	238,016
Towne Bank (a)	57,122	1,096,171
Trico Bancshares	17,104	433,073
TriState Capital Holdings, Inc. †	17,048	214,805
Trustmark Corp.	105,107	2,420,614
Umpqua Holdings Corp.	132,089	2,094,932
Union Bankshares Corp.	40,776	1,004,313
United Community Banks, Inc.	7,200	132,984
United Financial Bancorp, Inc.	68,185	858,449
United Fire Group, Inc.	29,154	1,277,528
Universal Insurance Holdings, Inc. (a)	67,723	1,205,469
Univest Corp. of Pennsylvania	14,508	283,051
Urban Edge Properties REIT	21,963	567,524
Walker & Dunlop, Inc. †	72,607	1,762,172
Washington Federal, Inc.	111,947	2,535,600
Washington REIT	10,281	300,308
Webster Financial Corp.	34,446	1,236,611
Western Alliance Bancorp †	59,862	1,998,194
Wintrust Financial Corp.	47,337	2,098,923
WSFS Financial Corp.	28,715	933,812
Xenia Hotels & Resorts, Inc. REIT	26,630	415,961

		184,640,648

Health Care - 9.5%
ABIOMED, Inc. †	33,309	3,158,026
ACADIA Pharmaceuticals, Inc. †	22,130	618,755
Aceto Corp. (a)	33,006	777,621
Acorda Therapeutics, Inc. †	45,593	1,205,935
Addus HomeCare Corp. †	14,437	248,172
Alder Biopharmaceuticals, Inc. †	17,586	430,681
Almost Family, Inc. †	22,324	831,346
AMAG Pharmaceuticals, Inc. †	39,926	934,268
Amedisys, Inc. †	46,820	2,263,279
AMN Healthcare Services, Inc. †	56,761	1,907,737
Amsurg Corp. †	29,066	2,168,324
Anacor Pharmaceuticals, Inc. †	10,731	573,572
Analogic Corp.	4,759	376,009
ANI Pharmaceuticals, Inc. †	5,045	169,815
Anika Therapeutics, Inc. †	3,611	161,484
BioCryst Pharmaceuticals, Inc. †	86,097	243,654
BioSpecifics Technologies Corp. †	4,984	173,543
Cambrex Corp. †	39,845	1,753,180
Cara Therapeutics, Inc. †	41,790	259,934
Chemed Corp.	16,413	2,223,141
Coherus Biosciences, Inc. †	6,360	135,023
Cross Country Healthcare, Inc. †	24,081	280,062

	SHARES	VALUE (Note 4)
Health Care - 9.5% (continued)
Cynosure, Inc., Class A †	27,574	$1,216,565
Depomed, Inc. †(a)	53,016	738,513
Eagle Pharmaceuticals, Inc. †	23,976	971,028
Emergent BioSolutions, Inc. †	53,202	1,933,893
Enanta Pharmaceuticals, Inc. †(a)	25,050	735,718
Exactech, Inc. †	13,690	277,359
Five Prime Therapeutics, Inc. †	23,334	948,060
ICU Medical, Inc. †	2,346	244,219
INC Research Holdings, Inc., Class A †	22,455	925,371
Innoviva, Inc.	33,742	424,812
Inogen, Inc. †	7,880	354,442
Integra LifeSciences Holdings Corp. †	1,200	80,832
Invacare Corp. (a)	11,600	152,772
iRadimed Corp. †(a)	24,335	466,259
Kindred Healthcare, Inc.	29,189	360,484
Kite Pharma, Inc. †	7,159	328,670
Lannett Co., Inc. †(a)	14,265	255,771
LeMaitre Vascular, Inc.	38,342	595,068
Lexicon Pharmaceuticals, Inc. †	30,792	367,964
LHC Group, Inc. †	27,858	990,630
Ligand Pharmaceuticals, Inc. †(a)	21,176	2,267,738
Luminex Corp. †	48,602	942,879
MacroGenics, Inc. †	8,421	157,894
Masimo Corp. †	49,580	2,074,427
Meridian Bioscience, Inc. (a)	31,167	642,352
Merit Medical Systems, Inc. †	34,265	633,560
Molina Healthcare, Inc. †	49,060	3,163,879
Myriad Genetics, Inc. †(a)	31,379	1,174,516
Natus Medical, Inc. †	20,576	790,736
NewLink Genetics Corp. †(a)	5,900	107,380
Nobilis Health Corp. †(a)	79,191	247,076
Orthofix International NV †	24,549	1,019,274
Owens & Minor, Inc.	14,281	577,238
Pacific Biosciences of California, Inc. †	65,723	558,645
PDL BioPharma, Inc.	278,517	927,462
Pfenex, Inc. †	8,788	86,386
PharMerica Corp. †	40,175	888,269
PTC Therapeutics, Inc. †	74,757	481,435
Radius Health, Inc. †	21,119	663,981
Repligen Corp. †	20,947	561,799
Retrophin, Inc. †	37,207	508,248
SciClone Pharmaceuticals, Inc. †	94,723	1,041,953
Spark Therapeutics, Inc. †	19,383	571,992
Sucampo Pharmaceuticals, Inc., Class A †	44,685	488,407
Supernus Pharmaceuticals, Inc. †	79,983	1,219,741
Surgical Care Affiliates, Inc. †	20,400	944,112
TransEnterix, Inc. †	89,936	382,228
Triple-S Management Corp., Class B †	44,030	1,094,586
Ultragenyx Pharmaceutical, Inc. †	2,171	137,446
WellCare Health Plans, Inc. †	36,348	3,371,277
Xencor, Inc. †	11,156	149,713

		61,138,620

Industrials - 13.8%
ABM Industries, Inc.	8,516	275,152
ACCO Brands Corp. †	146,193	1,312,813
Aegion Corp. †	63,370	1,336,473
Air Transport Services Group, Inc. †	78,308	1,204,377

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 13.8% (continued)
Aircastle Ltd. (a)	26,215	$583,022
Alamo Group, Inc.	17,165	956,262
Allegiant Travel Co.	6,457	1,149,733
Allied Motion Technologies, Inc. (a)	21,029	378,522
Altra Industrial Motion Corp.	31,823	884,043
American Railcar Industries, Inc. (a)	18,439	751,021
American Woodmark Corp. †	28,473	2,123,801
Apogee Enterprises, Inc.	33,871	1,486,598
Applied Industrial Technologies, Inc.	27,608	1,198,187
Argan, Inc.	2,400	84,384
Atlas Air Worldwide Holdings, Inc. †	23,763	1,004,462
AZZ, Inc.	12,933	732,008
Barnes Group, Inc.	39,826	1,395,105
Barrett Business Services, Inc.	26,883	772,886
Beacon Roofing Supply, Inc. †	25,822	1,058,960
Briggs & Stratton Corp.	41,707	997,632
Brink’s Co. (The)	43,054	1,446,184
Builders FirstSource, Inc. †	143,121	1,612,974
Casella Waste Systems, Inc., Class A †	28,022	187,747
CBIZ, Inc. †	66,944	675,465
CEB, Inc.	2,000	129,460
Comfort Systems USA, Inc.	65,696	2,087,162
Continental Building Products, Inc. †	3,900	72,384
Covenant Transportation Group, Inc., Class A †(a)	3,300	79,827
Deluxe Corp.	43,529	2,720,127
Douglas Dynamics, Inc.	35,408	811,197
Dycom Industries, Inc. †(a)	13,656	883,134
EMCOR Group, Inc.	53,499	2,600,051
Encore Wire Corp.	18,802	731,962
EnerSys	9,697	540,317
Ennis, Inc.	48,560	949,348
Federal Signal Corp.	71,877	953,089
FreightCar America, Inc.	12,944	201,668
FTI Consulting, Inc. †	2,000	71,020
General Cable Corp.	54,477	665,164
Gibraltar Industries, Inc. †	54,568	1,560,645
Global Brass & Copper Holdings, Inc.	49,800	1,242,510
Greenbrier Cos., Inc. (The)	36,916	1,020,358
Griffon Corp.	60,303	931,681
Hawaiian Holdings, Inc. †	32,365	1,527,304
HEICO Corp., Class A	6,605	314,398
Heidrick & Struggles International, Inc.	29,580	701,046
Herman Miller, Inc.	66,206	2,045,103
Hub Group, Inc., Class A †	41,061	1,674,878
ICF International, Inc. †	24,190	831,410
Insperity, Inc.	23,918	1,237,278
Insteel Industries, Inc.	37,619	1,150,013
Interface, Inc.	86,197	1,598,092
John Bean Technologies Corp.	21,328	1,203,113
Kadant, Inc.	14,571	658,026
Kaman Corp.	38,464	1,642,028
Kelly Services, Inc., Class A	25,462	486,834
Kforce, Inc.	56,285	1,102,060
Kimball International, Inc., Class B	29,087	330,138
Knoll, Inc.	46,601	1,008,912
Korn	21,061	595,816
Lawson Products, Inc. †	3,399	66,552
LSI Industries, Inc.	64,036	752,423

	SHARES	VALUE (Note 4)
Industrials - 13.8% (continued)
Lydall, Inc. †	21,671	$704,741
MasTec, Inc. †	9,595	194,203
Matson, Inc.	11,096	445,726
Meritor, Inc. †	47,759	384,938
Mistras Group, Inc. †	38,516	954,041
MRC Global, Inc. †	131,122	1,722,943
Mueller Industries, Inc.	9,904	291,376
Multi-Color Corp.	6,035	321,967
MYR Group, Inc. †	14,882	373,687
National Presto Industries, Inc. (a)	13,472	1,128,145
Navigant Consulting, Inc. †	74,686	1,180,786
NV5 Global, Inc. †(a)	9,145	245,360
On Assignment, Inc. †	33,567	1,239,294
Patrick Industries, Inc. †	32,014	1,453,116
PowerSecure International, Inc. †	6,509	121,653
Quanex Building Products Corp.	5,900	102,424
Resources Connection, Inc.	49,953	777,269
Roadrunner Transportation Systems, Inc. †	9,713	121,024
RPX Corp. †	127,343	1,433,882
SkyWest, Inc.	50,208	1,003,658
Standex International Corp.	18,725	1,456,992
Steelcase, Inc., Class A	103,751	1,547,965
Swift Transportation Co. †	6,762	125,976
Tetra Tech, Inc.	39,670	1,182,959
Titan Machinery, Inc. †(a)	36,355	420,264
TrueBlue, Inc. †	65,132	1,703,202
UniFirst Corp.	8,447	921,737
Universal Forest Products, Inc.	32,626	2,799,963
Viad Corp.	8,188	238,762
Virgin America, Inc. †(a)	21,054	811,842
Wabash National Corp. †	160,534	2,119,049
West Corp.	30,986	707,101

		89,020,384

Information Technology - 18.3%
A10 Networks, Inc. †	44,553	263,754
Advanced Energy Industries, Inc. †	57,575	2,003,034
Alliance Fiber Optic Products, Inc. †(a)	38,338	567,019
Ambarella, Inc. †(a)	21,308	952,468
Amkor Technology, Inc. †	162,473	956,966
Applied Optoelectronics, Inc. †(a)	18,557	276,685
AVG Technologies NV (Netherlands) †	27,686	574,484
AVX Corp.	52,117	655,111
Bankrate, Inc. †	60,174	551,796
Belden, Inc.	5,797	355,820
Blackhawk Network Holdings, Inc. †	32,021	1,098,320
BroadSoft, Inc. †	17,289	697,611
Cabot Microelectronics Corp.	12,737	521,071
CACI International, Inc., Class A †	23,308	2,486,964
Ciena Corp. †	41,732	793,743
Cirrus Logic, Inc. †	69,377	2,526,016
Coherent, Inc. †	24,904	2,288,678
Cohu, Inc.	26,046	309,426
Convergys Corp.	98,923	2,747,092
Cray, Inc. †	32,059	1,343,593
CSG Systems International, Inc.	68,877	3,110,485
CTS Corp.	21,563	339,402

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.3% (continued)
Digi International, Inc. †	43,411	$409,366
EarthLink Holdings Corp.	140,131	794,543
Ebix, Inc. (a)	43,371	1,769,103
Ellie Mae, Inc. †(a)	23,167	2,099,857
EMCORE Corp. †	60,565	302,825
Entegris, Inc. †	14,680	199,942
ePlus, Inc. †	15,972	1,285,906
ExlService Holdings, Inc. †	41,965	2,173,787
Extreme Networks, Inc. †	166,302	517,199
Fabrinet (Thailand) †	41,591	1,345,469
Fair Isaac Corp.	2,903	307,979
Fairchild Semiconductor International, Inc. †	30,604	612,080
Finisar Corp. †	11,123	202,883
Fleetmatics Group plc (Ireland) †(a)	28,744	1,170,168
FormFactor, Inc. †	88,651	644,493
Gigamon, Inc. †	48,949	1,518,398
Hackett Group, Inc. (The)	63,411	958,774
Heartland Payment Systems, Inc.	9,431	910,752
II-VI, Inc. †	81,221	1,763,308
Infinera Corp. †	80,718	1,296,331
Inphi Corp. †	47,254	1,575,448
Insight Enterprises, Inc. †	48,835	1,398,634
Integrated Device Technology, Inc. †	122,401	2,501,876
InterDigital, Inc.	6,925	385,376
InvenSense, Inc. †	44,717	375,623
Ixia †	107,777	1,342,901
IXYS Corp.	41,618	466,954
j2 Global, Inc. (a)	37,700	2,321,566
Kimball Electronics, Inc. †	14,446	161,362
Liquidity Services, Inc. †	78,032	404,206
Littelfuse, Inc.	5,917	728,442
LogMeIn, Inc. †	21,719	1,095,941
Luxoft Holding, Inc. (Switzerland) †	41,275	2,271,363
Manhattan Associates, Inc. †	44,494	2,530,374
MaxLinear, Inc., Class A †	78,031	1,443,573
Mentor Graphics Corp.	47,367	962,971
Mercury Systems, Inc. †	15,270	309,981
Methode Electronics, Inc.	25,782	753,866
Microsemi Corp. †	34,990	1,340,467
MicroStrategy, Inc., Class A †	11,537	2,073,430
MKS Instruments, Inc.	55,410	2,086,186
MoneyGram International, Inc. †	28,391	173,753
Monster Worldwide, Inc. †(a)	231,391	754,335
NeoPhotonics Corp. †	128,185	1,799,717
NETGEAR, Inc. †	43,980	1,775,473
NeuStar, Inc., Class A †(a)	93,020	2,288,292
OSI Systems, Inc. †	2,500	163,725
Paycom Software, Inc. †	4,537	161,517
PC Connection, Inc.	13,644	352,152
PDF Solutions, Inc. †	17,260	230,939
Pegasystems, Inc.	11,694	296,794
Perficient, Inc. †	15,631	339,505
PFSweb, Inc. †	22,897	300,409
Photronics, Inc. †	145,783	1,517,601
Plantronics, Inc.	36,112	1,415,229
Polycom, Inc. †	137,508	1,533,214

	SHARES	VALUE (Note 4)
Information Technology - 18.3% (continued)
QAD, Inc., Class A	7,390	$157,037
QLogic Corp. †	114,527	1,539,243
Rambus, Inc. †	20,369	280,074
RetailMeNot, Inc. †	49,944	400,051
Rofin-Sinar Technologies, Inc. †	30,836	993,536
Rovi Corp. †	44,974	922,417
Rudolph Technologies, Inc. †	85,646	1,169,924
Sanmina Corp. †	94,199	2,202,373
Sapiens International Corp. NV (Israel)	17,289	207,122
ShoreTel, Inc. †	110,030	818,623
Sigma Designs, Inc. †	61,399	417,513
Silver Spring Networks, Inc. †	8,533	125,862
Stamps.com, Inc. †	16,754	1,780,615
Super Micro Computer, Inc. †	16,513	562,763
Sykes Enterprises, Inc. †	62,192	1,876,954
Synaptics, Inc. †	32,823	2,617,306
Synchronoss Technologies, Inc. †	7,554	244,296
SYNNEX Corp.	34,357	3,181,115
Syntel, Inc. †	22,483	1,122,576
Take-Two Interactive Software, Inc. †	38,892	1,465,062
Tech Data Corp. †	36,853	2,829,205
TeleTech Holdings, Inc.	33,173	920,882
Tessera Technologies, Inc.	45,301	1,404,331
TTM Technologies, Inc. †	94,954	631,444
Ubiquiti Networks, Inc. †(a)	68,383	2,275,102
United Online, Inc. †	17,417	200,992
VASCO Data Security International, Inc. †	24,615	379,071
Virtusa Corp. †	9,747	365,123
Vishay Intertechnology, Inc. (a)	38,238	466,886
Web.com Group, Inc. †	66,820	1,324,372
XO Group, Inc. †	1,200	19,260
Zix Corp. †	92,018	361,631

		118,598,657

Materials - 2.6%
AEP Industries, Inc.	10,177	671,682
American Vanguard Corp. †(a)	48,099	759,002
Chemtura Corp. †	56,829	1,500,286
Commercial Metals Co.	87,371	1,482,686
FutureFuel Corp.	33,765	398,089
Headwaters, Inc. †	51,912	1,029,934
Innospec, Inc.	41,909	1,817,174
Kaiser Aluminum Corp.	12,702	1,073,827
KMG Chemicals, Inc.	10,861	250,563
Kraton Performance Polymers, Inc. †	47,298	818,256
Materion Corp.	2,800	74,144
Neenah Paper, Inc.	12,962	825,161
Quaker Chemical Corp.	1,000	84,860
Rayonier Advanced Materials, Inc.	25,752	244,644
Schweitzer-Mauduit International, Inc.	15,052	473,837
Stepan Co.	27,704	1,531,754
Trinseo SA †(a)	49,369	1,817,273
US Concrete, Inc. †	13,620	811,480
Worthington Industries, Inc.	37,297	1,329,265

		16,993,917

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	3,001	$227,566
Cincinnati Bell, Inc. †	98,296	380,406
General Communication, Inc., Class A †	35,715	654,299
Inteliquent, Inc.	68,225	1,095,011
Iridium Communications, Inc. †(a)	40,948	322,261
Shenandoah Telecommunications Co.	41,692	1,115,261
Spok Holdings, Inc.	30,306	530,658
Vonage Holdings Corp. †	254,334	1,162,306

		5,487,768

Utilities - 0.6%
ONE Gas, Inc.	35,311	2,157,502
Ormat Technologies, Inc.	9,483	391,079
Piedmont Natural Gas Co., Inc.	20,656	1,235,848
Spark Energy, Inc., Class A (a)	12,687	228,366

		4,012,795

TOTAL COMMON STOCKS (cost $585,373,435)		621,189,890

SHORT-TERM INVESTMENT - 5.3%

Investment Company - 5.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(b)
(cost $34,002,429)	34,002,429	34,002,429

SECURITIES LENDING COLLATERAL - 8.0%	SHARES	VALUE (Note 4)
Money Market Funds - 8.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (2)(b)(c)
(cost $51,797,286)	51,797,286	$51,797,286

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 109.3%
(cost $671,173,150)		706,989,605

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3%) (d)		(60,041,630)

NET ASSETS - 100.0%		$646,947,975

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $50,655,402; cash collateral of $51,797,286 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
142	J.P. Morgan	E-Mini Russell 2000 Futures	06/2016	$15,331,618	$15,756,320	$424,702

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$637,774	$637,774

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 94.2%	SHARES	VALUE (Note 4)
Australia - 4.3%
Aurizon Holdings Ltd.	30,613	$93,025
Bank of Queensland Ltd.	20,793	192,788
Caltex Australia Ltd.	18,665	486,805
Challenger Ltd.	52,578	337,409
CIMIC Group Ltd.	46,761	1,244,109
Cochlear Ltd.	8,740	683,621
Dexus Property Group REIT	104,929	637,195
Flight Centre Travel Group Ltd.	15,578	515,957
Goodman Group REIT	41,832	213,940
GPT Group (The) REIT	196,673	752,918
Harvey Norman Holdings Ltd.	47,125	169,527
Incitec Pivot Ltd.	272,013	663,875
Insurance Australia Group Ltd.	67,821	289,657
Macquarie Group Ltd.	28,288	1,431,773
Orica Ltd.	21,653	254,682
Qantas Airways Ltd. †	385,335	1,202,768
QBE Insurance Group Ltd.	135,974	1,136,296
Scentre Group REIT	235,569	801,879
Tabcorp Holdings Ltd.	398,978	1,308,323
Telstra Corp. Ltd.	298,620	1,218,661
Woodside Petroleum Ltd.	26,834	536,782

		14,171,990

Austria - 1.3%
Erste Group Bank AG †	58,313	1,636,673
OMV AG	59,718	1,676,779
Raiffeisen Bank International AG †	55,693	841,696

		4,155,148

Belgium - 1.0%
Ageas	27,779	1,099,391
Colruyt SA	1,643	95,547
KBC Groep NV	22,666	1,167,248
Proximus	24,506	836,254

		3,198,440

Canada - 4.8%
Alimentation Couche-Tard, Inc., Class B (1)	65,286	2,905,510
Bank of Montreal (1)	30,564	1,856,079
Brookfield Asset Management, Inc., Class A (1)	12,929	449,665
Canadian Imperial Bank of Commerce (1)	17,851	1,333,516
CCL Industries, Inc., Class B (1)	1,483	281,470
CGI Group, Inc., Class A (1)†	4,993	238,626
Empire Co. Ltd., Class A (1)	51,753	896,587
Fairfax Financial Holdings Ltd. (1)	1,727	966,814
George Weston Ltd. (1)	11,619	1,040,275
Great-West Lifeco, Inc. (1)	3,723	102,452
Industrial Alliance Insurance & Financial Services, Inc. (1)	9,925	299,565
Intact Financial Corp. (1)	22,743	1,592,317
Linamar Corp. (1)	3,114	149,832
Loblaw Cos. Ltd. (1)	10,490	587,359
Metro, Inc. (1)	37,583	1,303,938
National Bank of Canada (1)	10,700	350,062
Onex Corp. (1)	2,252	137,262
Open Text Corp. (1)	2,605	134,949

	SHARES	VALUE (Note 4)
Canada - 4.8% (continued)
Power Corp. of Canada (1)	5,259	$121,316
Sun Life Financial, Inc. (1)	41,856	1,350,350

		16,097,944

China - 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd.	181,200	131,605

Denmark - 2.0%
Danske Bank A/S	37,074	1,046,246
DSV A/S	8,045	334,626
ISS A/S	38,532	1,545,393
Pandora A/S	10,549	1,379,154
Tryg A/S	35,657	690,559
Vestas Wind Systems A/S	5,369	378,298
William Demant Holding A/S †	11,517	1,156,774

		6,531,050

Finland - 1.1%
Elisa OYJ †	33,904	1,316,533
Neste OYJ	27,126	891,418
Nokia OYJ	27,216	161,452
Nokian Renkaat OYJ	24,051	848,532
UPM-Kymmene OYJ	24,138	436,405

		3,654,340

France - 8.6%
Arkema SA	4,649	348,292
AXA SA	98,948	2,320,203
BNP Paribas SA	65,394	3,285,433
Cap Gemini SA	13,576	1,273,489
Christian Dior SE	6,014	1,088,986
Cie Generale des Etablissements Michelin	16,998	1,736,662
Credit Agricole SA	56,528	611,287
Eurazeo SA	9,537	644,154
Ingenico Group	2,577	295,406
Lagardere SCA	11,207	297,260
LVMH Moet Hennessy Louis Vuitton SE	2,744	468,885
Numericable-SFR SA	6,725	282,433
Orange SA	24,421	426,462
Peugeot SA †	70,151	1,200,145
Renault SA	11,067	1,099,811
Safran SA	10,436	728,432
SCOR SE	27,455	967,952
Societe BIC SA	5,963	895,972
Societe Generale SA	52,262	1,931,185
Suez Environnement Co.	37,656	689,343
Thales SA	2,746	239,959
TOTAL SA	43,299	1,970,163
Valeo SA	8,077	1,255,962
Veolia Environnement SA	42,065	1,012,455
Vinci SA	35,182	2,611,352
Vivendi SA	35,297	739,717

		28,421,400

Germany - 7.3%
adidas AG	14,132	1,650,065
Allianz SE	22,286	3,619,360
Brenntag AG	12,421	707,783

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 7.3% (continued)
Continental AG	8,497	$1,927,204
Daimler AG	3,750	286,997
Deutsche Lufthansa AG †	47,896	773,014
Deutsche Telekom AG	135,625	2,431,529
Evonik Industries AG	22,517	673,422
Hannover Rueck SE	25,426	2,955,069
HeidelbergCement AG	12,100	1,034,009
Infineon Technologies AG	114,790	1,627,531
Merck KGaA	2,195	182,588
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,358	3,522,707
OSRAM Licht AG	8,530	438,491
ProSiebenSat.1 Media SE	30,110	1,545,693
Telefonica Deutschland Holding AG	171,068	924,756

		24,300,218

Hong Kong - 2.5%
BOC Hong Kong Holdings Ltd.	101,000	301,711
Cathay Pacific Airways Ltd.	162,000	280,585
CK Hutchison Holdings Ltd.	16,500	214,369
Hang Seng Bank Ltd.	55,900	989,094
Henderson Land Development Co. Ltd.	141,731	871,534
Hysan Development Co. Ltd.	42,000	178,991
Kerry Properties Ltd.	99,500	273,188
Link REIT	26,000	154,457
New World Development Co. Ltd.	157,000	149,845
NWS Holdings Ltd.	261,000	416,226
PCCW Ltd.	1,022,000	661,962
Sino Land Co. Ltd.	484,000	768,804
Swire Properties Ltd.	72,200	195,431
Techtronic Industries Co. Ltd.	182,500	722,972
WH Group Ltd. 144A †(b)	1,781,500	1,288,401
Wharf Holdings Ltd. (The)	23,000	125,982
Wheelock & Co. Ltd.	94,000	420,034
Yue Yuen Industrial Holdings Ltd.	103,500	355,836

		8,369,422

Ireland - 0.0% (a)
Shire plc	2,591	147,777

Italy - 3.1%
Assicurazioni Generali SpA	79,585	1,178,102
Banco Popolare SC †	62,122	426,576
Enel SpA	57,227	253,700
Eni SpA	98,797	1,492,101
Intesa Sanpaolo SpA	888,836	2,457,646
Mediobanca SpA	103,622	745,205
Prysmian SpA	48,045	1,087,036
Snam SpA	98,844	618,568
Telecom Italia SpA †	122,135	131,640
Terna Rete Elettrica Nazionale SpA	149,357	851,607
UniCredit SpA	161,482	582,142
UnipolSai SpA	151,569	350,047

		10,174,370

Japan - 33.4%
Acom Co. Ltd. †	81,500	410,360
AEON Financial Service Co. Ltd.	41,800	984,068

	SHARES	VALUE (Note 4)
Japan - 33.4% (continued)
Aisin Seiki Co. Ltd.	31,000	$1,166,835
Alfresa Holdings Corp.	57,700	1,107,375
Alps Electric Co. Ltd.	61,100	1,066,142
Amada Holdings Co. Ltd.	50,800	494,984
Bandai Namco Holdings, Inc.	18,300	398,911
Bank of Yokohama Ltd. (The)	85,000	382,436
Bridgestone Corp.	40,300	1,504,112
Casio Computer Co. Ltd.	27,600	556,633
Central Japan Railway Co.	13,400	2,369,809
Chiba Bank Ltd. (The)	157,000	781,965
Chubu Electric Power Co., Inc.	90,800	1,267,145
Credit Saison Co. Ltd.	16,800	292,248
Daicel Corp.	7,500	102,236
Dai-ichi Life Insurance Co. Ltd. (The)	216,100	2,619,020
Daiichi Sankyo Co. Ltd.	74,200	1,646,880
Daikin Industries Ltd.	5,700	425,702
Dentsu, Inc.	18,500	928,080
East Japan Railway Co.	2,900	250,153
Eisai Co. Ltd.	6,800	408,828
Fuji Heavy Industries Ltd.	56,400	1,991,667
FUJIFILM Holdings Corp.	33,500	1,324,165
Fukuoka Financial Group, Inc.	219,000	713,387
Gunma Bank Ltd. (The)	45,000	185,865
Hachijuni Bank Ltd. (The)	122,000	525,586
Hiroshima Bank Ltd. (The)	269,000	981,513
Hisamitsu Pharmaceutical Co., Inc.	5,500	245,798
Hitachi Chemical Co. Ltd.	6,600	118,601
Hokuhoku Financial Group, Inc.	698,000	917,162
Honda Motor Co. Ltd.	110,700	3,026,660
Hoya Corp.	14,900	566,359
Idemitsu Kosan Co. Ltd.	31,000	553,142
Iida Group Holdings Co. Ltd.	73,200	1,425,631
ITOCHU Corp.	62,900	772,968
Iyo Bank Ltd. (The)	56,600	370,046
Japan Airlines Co. Ltd.	18,900	692,873
JTEKT Corp.	53,100	689,047
JX Holdings, Inc.	581,900	2,240,526
Kaneka Corp.	73,000	625,087
Kansai Electric Power Co., Inc. (The) †	115,500	1,021,920
KDDI Corp.	75,700	2,019,735
Koito Manufacturing Co. Ltd.	32,800	1,485,212
Konami Holdings Corp.	14,700	434,446
Konica Minolta, Inc.	16,600	140,795
Kose Corp.	12,800	1,244,382
Mabuchi Motor Co. Ltd.	3,600	167,488
Mazda Motor Corp.	45,300	703,139
Medipal Holdings Corp.	49,800	787,719
MEIJI Holdings Co. Ltd.	9,600	771,444
Minebea Co. Ltd.	17,000	132,540
Mitsubishi Chemical Holdings Corp.	200,000	1,044,220
Mitsubishi Electric Corp.	14,000	146,691
Mitsubishi UFJ Financial Group, Inc.	1,248,400	5,784,593
Mitsubishi UFJ Lease & Finance Co. Ltd.	143,500	629,152
Mitsui Chemicals, Inc.	198,000	659,071
Mixi, Inc.	25,300	938,313
Mizuho Financial Group, Inc.	1,725,300	2,571,185
MS&AD Insurance Group Holdings, Inc.	68,800	1,917,543

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 33.4% (continued)
Murata Manufacturing Co. Ltd.	22,700	$2,739,137
Nexon Co. Ltd.	91,000	1,551,951
NHK Spring Co. Ltd.	15,500	148,223
Nippon Telegraph & Telephone Corp.	73,700	3,183,656
Nissan Motor Co. Ltd.	153,500	1,419,145
Nitto Denko Corp.	24,200	1,348,508
NOK Corp.	44,000	750,661
Nomura Holdings, Inc.	593,700	2,651,672
Nomura Real Estate Holdings, Inc.	8,000	147,680
NSK Ltd.	88,900	813,695
NTT DOCOMO, Inc.	70,300	1,598,019
Obayashi Corp.	48,300	476,076
ORIX Corp.	166,200	2,367,222
Otsuka Corp.	7,200	379,809
Otsuka Holdings Co. Ltd.	22,700	824,501
Panasonic Corp.	10,600	96,002
Ryohin Keikaku Co. Ltd.	1,300	274,652
Santen Pharmaceutical Co. Ltd.	52,500	789,100
Sekisui House Ltd.	26,900	453,845
Seven & i Holdings Co. Ltd.	52,300	2,228,382
Shimadzu Corp.	50,000	784,421
Shimamura Co. Ltd.	1,300	162,281
Shimizu Corp.	16,000	135,510
Shinsei Bank Ltd.	103,000	134,427
Shionogi & Co. Ltd.	37,300	1,753,145
Shiseido Co. Ltd.	8,300	184,907
Shizuoka Bank Ltd. (The)	31,000	223,515
Sompo Japan Nipponkoa Holdings, Inc.	55,500	1,572,952
Sony Corp.	61,000	1,568,380
Sumitomo Chemical Co. Ltd.	217,000	982,230
Sumitomo Electric Industries Ltd.	18,300	221,905
Sumitomo Mitsui Financial Group, Inc.	114,500	3,475,954
Sumitomo Mitsui Trust Holdings, Inc.	138,000	403,992
Suzuken Co. Ltd.	26,400	896,047
Suzuki Motor Corp.	24,000	641,728
T&D Holdings, Inc.	117,600	1,098,506
TDK Corp.	20,400	1,131,913
Teijin Ltd.	237,000	825,303
Tohoku Electric Power Co., Inc.	78,900	1,016,821
Tokio Marine Holdings, Inc.	39,800	1,344,760
Tokyo Electric Power Co., Inc. †	396,900	2,180,428
Toppan Printing Co. Ltd.	31,000	259,911
TOTO Ltd.	21,300	663,001
Toyo Seikan Group Holdings Ltd.	25,200	471,557
Toyoda Gosei Co. Ltd.	6,500	125,355
Toyota Motor Corp.	3,400	180,320
West Japan Railway Co.	12,200	753,316
Yahoo Japan Corp.	51,500	219,196
Yamaguchi Financial Group, Inc.	72,000	653,695
Yamaha Corp.	43,000	1,293,516
Yamaha Motor Co. Ltd.	40,300	669,814
Yamazaki Baking Co. Ltd.	39,000	820,889
Yokogawa Electric Corp.	9,300	96,059

		110,917,283

Luxembourg - 0.4%
Tenaris SA	96,418	1,196,332

	SHARES	VALUE (Note 4)

Netherlands - 3.9%
Boskalis Westminster	21,691	$850,134
ING Groep NV CVA	296,462	3,547,708
Koninklijke Ahold NV	128,956	2,896,521
NN Group NV	80,001	2,611,608
Randstad Holding NV	19,714	1,090,414
Wolters Kluwer NV	51,332	2,045,967

		13,042,352

Portugal - 0.4%
Galp Energia SGPS SA	36,164	454,107
Jeronimo Martins SGPS SA	59,309	969,522

		1,423,629

Singapore - 0.9%
CapitaLand Commercial Trust Ltd. REIT	273,500	298,509
ComfortDelGro Corp. Ltd.	226,400	490,694
DBS Group Holdings Ltd.	53,900	614,027
Oversea-Chinese Banking Corp. Ltd.	157,800	1,034,172
United Overseas Bank Ltd.	48,700	681,216

		3,118,618

South Africa - 0.2%
Mondi plc	41,628	796,063

Spain - 2.0%
Endesa SA	64,235	1,230,955
Ferrovial SA	71,088	1,525,616
Gas Natural SDG SA	19,740	398,525
Iberdrola SA	417,517	2,779,393
Industria de Diseno Textil SA	17,342	581,297

		6,515,786

Sweden - 0.6%
Investor AB, Class B	8,330	294,459
Nordea Bank AB	102,090	979,238
Securitas AB, Class B	41,762	690,597

		1,964,294

Switzerland - 5.2%
Actelion Ltd. †	1,458	217,592
Adecco SA †	10,431	678,549
Baloise Holding AG	26,481	3,361,295
Coca-Cola HBC AG †	33,552	711,515
Credit Suisse Group AG †	87,466	1,235,191
Givaudan SA	631	1,236,634
Sika AG	129	510,664
STMicroelectronics NV	15,340	85,386
Swiss Life Holding AG †	7,791	2,067,481
Swiss Re AG	45,001	4,155,377
Swisscom AG	984	534,075
UBS Group AG	130,786	2,103,829
Zurich Insurance Group AG †	2,039	472,867

		17,370,455

United Kingdom - 11.2%
3i Group plc	125,998	823,869
AstraZeneca plc	4,834	269,891
Aviva plc	59,245	386,837

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 11.2% (continued)
BAE Systems plc	67,524	$492,539
Barclays plc	72,812	156,298
Barratt Developments plc	74,162	595,373
British Land Co. plc (The) REIT	80,014	803,175
BT Group plc	680,762	4,298,438
Direct Line Insurance Group plc	508,473	2,697,044
Dixons Carphone plc	150,583	920,271
easyJet plc	5,939	129,261
Fiat Chrysler Automobiles NV	55,205	445,494
Hammerson plc REIT	43,773	363,133
HSBC Holdings plc	107,591	669,105
Imperial Brands plc	25,501	1,411,921
Inmarsat plc	11,677	164,715
International Consolidated Airlines Group SA	168,326	1,339,355
Intertek Group plc	34,454	1,564,376
Intu Properties plc REIT	169,532	760,159
J Sainsbury plc	41,134	163,001
Kingfisher plc	262,138	1,413,866
Land Securities Group plc REIT	27,580	434,869
Legal & General Group plc	187,218	630,823
Marks & Spencer Group plc	185,873	1,083,147
National Grid plc	177,198	2,507,239
Next plc	2,690	208,318
Old Mutual plc	44,546	123,042
Persimmon plc	55,671	1,663,519
Petrofac Ltd.	51,169	675,296
Prudential plc	33,550	624,314
Royal Mail plc	242,492	1,672,125
Sage Group plc (The)	137,032	1,235,537
Segro plc REIT	105,872	622,751
Sky plc	119,129	1,750,548
Taylor Wimpey plc	394,997	1,076,512
Vodafone Group plc	212,804	676,218
William Hill plc	67,084	313,865
WPP plc	95,069	2,212,781

		37,379,025

TOTAL COMMON STOCKS (cost $327,671,572)		313,077,541

EXCHANGE TRADED FUND - 4.7%
iShares MSCI EAFE Fund (1) (cost $15,163,954)	274,521	15,683,385

SHORT-TERM INVESTMENT - 0.8%

Investment Company - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (c)
(cost $2,568,966)	2,568,966	2,568,966

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $345,404,492)		331,329,892

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,003,043

NET ASSETS - 100.0%		$332,332,935

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A	- Restricted Security
CVA	- Dutch Certificate of Shares
REIT	- Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$53,793,901	16.1%
Consumer Staples	19,520,103	5.9
Energy	12,173,451	3.7
Exchange Traded Fund	15,683,385	4.7
Financials	117,554,106	35.3
Health Care	11,683,995	3.5
Industrials	33,090,464	10.0
Information Technology	15,858,721	4.8
Materials	12,412,329	3.7
Telecommunication Services	21,162,371	6.4
Utilities	15,828,100	4.8
Short-Term Investment	2,568,966	0.8

Total Investments In Securities, At Value	331,329,892	99.7
Other Assets in Excess of Liabilities	1,003,043	0.3

Net Assets	$332,332,935	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 92.9%	SHARES	VALUE (Note 4)
Brazil - 4.4%
Ambev SA ADR (1)	135,449	$701,626
Banco Bradesco SA ADR (1)	51,147	381,045
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	139,900	595,294
BRF SA (1)	10,200	145,724
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	8,652	57,103
Cia Energetica de Minas Gerais ADR (1)	84,582	191,155
Cia Paranaense de Energia ADR (1)(a)	15,535	123,037
EDP - Energias do Brasil SA (1)	255,800	888,558
Equatorial Energia SA (1)	110,100	1,251,759
Fibria Celulose SA ADR (1)	74,563	632,294
Itau Unibanco Holding SA ADR (1)	21,411	183,921
JBS SA (1)	713,400	2,170,566
Kroton Educacional SA (1)	73,800	235,625
Lojas Renner SA (1)	37,300	216,394
Natura Cosmeticos SA (1)	12,700	94,412
Porto Seguro SA (1)	79,800	603,219
Qualicorp SA (1)†	9,400	38,953
Telefonica Brasil SA ADR (1)	8,329	104,029
Ultrapar Participacoes SA (1)	35,500	687,361

		9,302,075

Chile - 1.0%
Banco Santander Chile ADR (1)	11,908	230,420
Cencosud SA (1)	233,120	587,968
Cia Cervecerias Unidas SA ADR (1)	10,700	240,215
Corpbanca SA (1)	40,321,571	368,726
Enersis Americas SA ADR (1)	47,158	655,496

		2,082,825

China - 20.9%
Agricultural Bank of China Ltd., Class H	2,831,000	1,018,480
Alibaba Group Holding Ltd. ADR (1)†	13,943	1,101,915
Anhui Conch Cement Co. Ltd., Class H	10,500	28,175
ANTA Sports Products Ltd.	281,000	618,606
Baidu, Inc. ADR (1)†	3,800	725,344
Bank of China Ltd., Class H	296,000	122,889
Bank of Communications Co. Ltd., Class H	1,041,000	684,947
Beijing Capital International Airport Co. Ltd., Class H	298,000	318,266
Belle International Holdings Ltd.	1,289,000	747,214
China Cinda Asset Management Co. Ltd., Class H	507,000	177,944
China CITIC Bank Corp. Ltd., Class H †	1,489,000	912,680
China Communications Services Corp. Ltd., Class H	604,000	275,799
China Construction Bank Corp., Class H	8,427,000	5,394,583
China Everbright Bank Co. Ltd., Class H	2,056,000	999,475
China Galaxy Securities Co. Ltd., Class H	993,500	967,621
China Life Insurance Co. Ltd., Class H	8,000	19,658
China Merchants Bank Co. Ltd., Class H	1,170,000	2,462,286
China Minsheng Banking Corp. Ltd., Class H	1,802,000	1,683,421
China Pacific Insurance Group Co. Ltd., Class H	7,000	26,288

	SHARES	VALUE (Note 4)
China - 20.9% (continued)
China Railway Construction Corp. Ltd., Class H (a)	668,000	$795,333
China Southern Airlines Co. Ltd., Class H	2,068,000	1,302,116
China Telecom Corp. Ltd., Class H	2,376,000	1,257,910
China Vanke Co. Ltd., Class H	297,000	728,819
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,698,000	898,890
CNOOC Ltd. ADR (1)	20,711	2,424,430
Country Garden Holdings Co. Ltd.	2,066,000	821,212
Ctrip.com International Ltd. ADR (1)†	3,737	165,400
Dalian Wanda Commercial Properties Co. Ltd., Class H 144A (b)	90,100	533,910
Dongfeng Motor Group Co. Ltd., Class H	370,000	462,720
Evergrande Real Estate Group Ltd. (a)	849,000	655,506
Geely Automobile Holdings Ltd.	2,125,000	1,053,959
GOME Electrical Appliances Holding Ltd.	999,000	144,278
Great Wall Motor Co. Ltd., Class H	249,500	202,608
Guangzhou R&F Properties Co. Ltd., Class H	192,800	276,266
Huadian Power International Corp. Ltd., Class H	384,000	245,016
Industrial & Commercial Bank of China Ltd., Class H	6,829,000	3,825,428
JD.com, Inc. ADR (1)†	4,817	127,651
Jiangsu Expressway Co. Ltd., Class H	100,000	134,668
Kingsoft Corp. Ltd. (a)	58,000	136,136
Longfor Properties Co. Ltd.	508,000	722,694
NetEase, Inc. ADR (1)	1,184	169,999
New China Life Insurance Co. Ltd., Class H	7,200	25,448
People’s Insurance Co. Group of China Ltd. (The), Class H	2,063,000	876,005
PICC Property & Casualty Co. Ltd., Class H	602,000	1,108,443
Ping An Insurance Group Co. of China Ltd., Class H	466,000	2,236,230
Qihoo 360 Technology Co. Ltd. ADR (1)†	1,381	104,335
Shui On Land Ltd. (a)	1,821,000	491,656
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	2,289
Sino-Ocean Land Holdings Ltd.	916,500	434,318
Sinopec Engineering Group Co. Ltd., Class H	301,500	243,990
Sinopec Shanghai Petrochemical Co. Ltd., Class H †	2,254,000	1,144,166
Sinotrans Ltd., Class H	267,000	116,936
Sunac China Holdings Ltd.	63,000	42,452
Tencent Holdings Ltd.	49,100	1,003,818
TravelSky Technology Ltd., Class H	342,000	560,687
Zhejiang Expressway Co. Ltd., Class H	50,000	53,655
ZHuzhou CRRC Times Electric Co. Ltd., Class H	35,500	207,477
ZTE Corp., Class H (3)(c)	291,400	542,609

		44,565,054

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 7.7%
China Everbright Ltd.	194,000	$406,684
China Jinmao Holdings Group Ltd.	1,336,000	371,680
China Mobile Ltd. ADR (1)	148,539	8,236,488
China Overseas Land & Investment Ltd.	512,000	1,621,593
China Power International Development Ltd.	1,171,000	606,581
China Resources Gas Group Ltd.	38,000	108,529
China Resources Land Ltd.	402,000	1,031,371
China Resources Power Holdings Co. Ltd.	304,000	568,311
China Taiping Insurance Holdings Co. Ltd. †	108,600	239,186
China Unicom Hong Kong Ltd.	252,000	331,890
CITIC Ltd. (a)	474,000	721,183
Far East Horizon Ltd.	363,000	279,653
Guangdong Investment Ltd.	192,000	242,778
Kunlun Energy Co. Ltd.	416,000	361,913
Nine Dragons Paper Holdings Ltd.	377,000	285,626
Shimao Property Holdings Ltd.	87,500	129,757
Sino Biopharmaceutical Ltd.	679,000	509,421
Yuexiu Property Co. Ltd.	1,884,000	272,122

		16,324,766

Hungary - 1.2%
MOL Hungarian Oil & Gas plc	14,642	880,125
OTP Bank plc	35,910	900,895
Richter Gedeon Nyrt	39,390	784,695

		2,565,715

India - 3.7%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	21,561	974,342
ICICI Bank Ltd. ADR (1)	182,293	1,305,218
Infosys Ltd. ADR (1)	158,927	3,022,791
Reliance Industries Ltd. GDR (LSE) 144A (b)	5,523	169,158
Reliance Industries Ltd. GDR 144A (b)	6,321	199,531
State Bank of India GDR	24,063	705,912
Tata Motors Ltd. ADR (1)†	43,999	1,278,171
Wipro Ltd. ADR (1)	23,417	294,586

		7,949,709

Indonesia - 1.3%
Adaro Energy Tbk. PT	885,300	42,996
Bank Negara Indonesia Persero Tbk. PT	178,000	69,781
Bank Rakyat Indonesia Persero Tbk. PT †	293,500	252,570
Gudang Garam Tbk. PT	64,600	317,998
Indofood Sukses Makmur Tbk. PT	132,400	72,133
Lippo Karawaci Tbk. PT	733,100	57,735
Telekomunikasi Indonesia Persero Tbk. PT	4,461,200	1,124,509
United Tractors Tbk. PT	792,800	914,493

		2,852,215

Korea, Republic of - 19.2%
Amorepacific Corp.	282	95,364
AMOREPACIFIC Group	1,259	161,254
BGF retail Co. Ltd.	1,643	235,628
BNK Financial Group, Inc.	18,827	159,670
Cheil Worldwide, Inc.	4,995	74,320
CJ Corp.	4,997	854,384

	SHARES	VALUE (Note 4)
Korea, Republic of - 19.2% (continued)
CJ E&M Corp.	9,382	$523,812
Coway Co. Ltd.	1,536	129,373
Daelim Industrial Co. Ltd.	3,326	264,510
Daewoo Securities Co. Ltd.	104,813	758,233
DGB Financial Group, Inc.	25,477	198,310
Dongbu Insurance Co. Ltd.	12,213	812,265
E-MART, Inc.	497	76,321
GS Retail Co. Ltd.	10,981	452,960
Hana Financial Group, Inc.	11,975	259,819
Hankook Tire Co. Ltd.	13,291	632,202
Hanwha Chemical Corp.	41,564	908,088
Hanwha Corp.	27,933	867,492
Hanwha Life Insurance Co. Ltd.	72,422	424,469
Hyosung Corp.	4,637	583,606
Hyundai Department Store Co. Ltd.	2,063	248,188
Hyundai Development Co.-Engineering & Construction	9,285	373,361
Hyundai Marine & Fire Insurance Co. Ltd.	36,571	1,062,261
Hyundai Mobis Co. Ltd.	4,602	1,002,673
Hyundai Steel Co.	2,253	109,473
Industrial Bank of Korea	76,830	823,025
Kangwon Land, Inc.	18,958	677,713
KB Financial Group, Inc.	45,460	1,262,298
Kia Motors Corp.	22,135	935,005
Korea Electric Power Corp.	35,247	1,846,430
Korea Gas Corp.	1,520	51,041
Korea Investment Holdings Co. Ltd.	8,974	345,192
Korea Zinc Co. Ltd.	431	181,638
Korean Air Lines Co. Ltd. †	1,998	54,112
KT Corp.	9,941	258,255
KT&G Corp.	11,308	1,088,848
LG Chem Ltd.	3,947	1,132,754
LG Corp.	4,009	240,176
LG Display Co. Ltd.	3,009	69,662
LG Household & Health Care Ltd.	386	319,167
LG Innotek Co. Ltd.	1,936	134,267
LG Uplus Corp.	78,546	759,099
Lotte Chemical Corp.	5,426	1,622,755
Lotte Chilsung Beverage Co. Ltd.	191	303,858
Mirae Asset Securities Co. Ltd.	3,918	80,070
NCSoft Corp.	1,102	244,495
NH Investment & Securities Co. Ltd.	28,635	248,855
S-1 Corp.	3,504	271,071
Samsung Card Co. Ltd.	7,168	236,073
Samsung Electro-Mechanics Co. Ltd.	6,378	328,012
Samsung Electronics Co. Ltd. GDR (LSE)	13,758	7,825,730
Samsung Electronics Co. Ltd. GDR 144A (b)	1,641	941,322
Samsung Fire & Marine Insurance Co. Ltd.	857	221,334
Samsung Life Insurance Co. Ltd.	2,185	224,783
Samsung Securities Co. Ltd.	12,240	427,811
Shinhan Financial Group Co. Ltd.	43,430	1,528,729
Shinsegae Co. Ltd.	3,658	649,857
SK Innovation Co. Ltd.	12,316	1,856,206
SK Telecom Co. Ltd.	401	72,665
S-Oil Corp.	15,369	1,317,853

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 19.2% (continued)
Woori Bank	115,423	$954,527

		40,802,724

Malaysia - 1.5%
AirAsia Bhd.	1,306,700	613,009
IHH Healthcare Bhd.	160,200	269,267
Malayan Banking Bhd.	175,100	404,695
MISC Bhd.	112,300	256,139
Public Bank Bhd.	92,100	443,141
Tenaga Nasional Bhd.	214,700	767,031
YTL Corp. Bhd.	994,100	417,876

		3,171,158

Malta - 0.7%
Brait SE †	129,729	1,466,296

Mexico - 2.9%
Alfa SAB de CV, Class A (1)	290,500	583,282
Cemex SAB de CV ADR (1)†	37,816	275,300
Fomento Economico Mexicano SAB de CV ADR (1)	5,105	491,663
Gentera SAB de CV (1)	75,800	148,993
Gruma SAB de CV, Class B (1)	74,985	1,187,936
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	35,600	317,609
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	928	139,358
Grupo Bimbo SAB de CV, Series A (1)†	56,900	168,192
Grupo Financiero Banorte SAB de CV, Class O (1)	128,400	724,078
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	22,421	202,462
Grupo Lala SAB de CV (1)	295,500	805,233
Grupo Televisa SAB ADR (1)	13,766	378,014
Kimberly-Clark de Mexico SAB de CV, Class A (1)	184,700	444,401
OHL Mexico SAB de CV (1)†	94,400	149,382
Promotora y Operadora de Infraestructura SAB de CV (1)	8,870	117,937

		6,133,840

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR (1)†	10,000	73,600
Credicorp Ltd. (1)	1,963	257,173

		330,773

Philippines - 0.2%
Ayala Corp.	6,310	102,792
Globe Telecom, Inc.	5,760	277,652
JG Summit Holdings, Inc.	72,330	124,684

		505,128

Poland - 2.4%
Cyfrowy Polsat SA †	12,420	80,731
Enea SA	87,032	277,528
Energa SA	46,339	162,543
Eurocash SA	68,282	975,223
Grupa Azoty SA †	21,525	555,031

	SHARES	VALUE (Note 4)
Poland - 2.4% (continued)
Grupa Lotos SA †	52,946	$394,917
KGHM Polska Miedz SA	4,678	95,219
Orange Polska SA	18,123	32,695
PGE Polska Grupa Energetyczna SA	17,416	65,120
Polski Koncern Naftowy Orlen SA	70,835	1,401,207
Polskie Gornictwo Naftowe i Gazownictwo SA	635,556	904,746
Tauron Polska Energia SA	103,207	83,132

		5,028,092

Russia - 3.1%
Gazprom PAO ADR (1)	175,044	754,440
Lukoil PJSC ADR (1)	14,639	565,797
MegaFon PJSC GDR	18,909	207,599
MMC Norilsk Nickel PJSC ADR (LSE)	70,371	906,864
MMC Norilsk Nickel PJSC ADR (1)	7,581	98,250
Mobile TeleSystems PJSC ADR (1)	111,847	904,842
Novatek OAO GDR	2,620	234,888
Rosneft OAO GDR	34,136	154,547
Severstal PAO GDR	55,110	582,230
Sistema JSFC GDR	48,929	315,601
Surgutneftegas OAO ADR (1)	44,232	259,199
Tatneft PAO ADR (LSE)	35,099	1,113,016
Tatneft PAO ADR (1)	16,260	527,800

		6,625,073

South Africa - 5.6%
AngloGold Ashanti Ltd. ADR (1)†	2,155	29,502
Barloworld Ltd.	43,618	222,360
Bidvest Group Ltd. (The)	21,227	535,686
Capitec Bank Holdings Ltd.	10,046	388,937
Discovery Ltd.	15,232	125,219
Exxaro Resources Ltd.	62,396	303,269
FirstRand Ltd.	52,277	170,717
Foschini Group Ltd. (The)	3,513	33,608
Gold Fields Ltd. ADR (1)	6,400	25,216
Hyprop Investments Ltd. REIT	89,153	708,393
Investec Ltd.	189,137	1,406,512
Liberty Holdings Ltd.	38,040	372,576
MMI Holdings Ltd.	46,291	77,860
Mondi Ltd.	48,473	932,767
Naspers Ltd., Class N	7,661	1,067,942
Netcare Ltd.	62,915	153,737
Pick n Pay Stores Ltd.	107,695	511,758
Pioneer Foods Group Ltd.	5,819	54,807
Redefine Properties Ltd. REIT	130,202	105,297
Remgro Ltd.	14,039	237,665
Resilient REIT Ltd.	80,551	739,211
Sappi Ltd. †	86,242	381,524
Sasol Ltd.	50,124	1,487,402
SPAR Group Ltd. (The)	11,044	148,790
Standard Bank Group Ltd.	57,365	513,298
Telkom SA SOC Ltd.	85,928	334,599
Truworths International Ltd.	88,103	585,240
Vodacom Group Ltd.	33,384	362,620

		12,016,512

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.8%
Asustek Computer, Inc.	27,000	$242,281
AU Optronics Corp.	66,000	19,770
Casetek Holdings Ltd.	173,000	939,748
Catcher Technology Co. Ltd.	122,000	999,882
Cathay Financial Holding Co. Ltd.	516,200	617,597
Chailease Holding Co. Ltd. †	189,240	329,627
Chicony Electronics Co. Ltd.	92,545	238,107
China Airlines Ltd. †	703,000	250,980
China Development Financial Holding Corp.	634,000	169,383
China Life Insurance Co. Ltd.	1,276,500	982,504
Compal Electronics, Inc. †	204,000	128,003
CTBC Financial Holding Co. Ltd.	352,259	186,015
E.Sun Financial Holding Co. Ltd.	999,000	558,653
Eva Airways Corp. †	293,000	163,794
Evergreen Marine Corp. Taiwan Ltd.	58,000	21,527
Far EasTone Telecommunications Co. Ltd. †	145,000	324,753
Feng TAY Enterprise Co. Ltd.	92,870	493,404
Foxconn Technology Co. Ltd.	393,613	882,996
Fubon Financial Holding Co. Ltd.	940,000	1,197,274
Hon Hai Precision Industry Co. Ltd.	1,128,630	2,970,845
Innolux Corp.	1,771,000	618,388
Inventec Corp.	191,000	120,950
Largan Precision Co. Ltd.	1,000	77,509
Lite-On Technology Corp.	322,000	392,805
Mega Financial Holding Co. Ltd.	450,000	320,065
Pegatron Corp.	197,000	458,615
Pou Chen Corp.	638,000	812,554
Powertech Technology, Inc. †	429,000	972,243
Radiant Opto-Electronics Corp.	103,000	199,625
Shin Kong Financial Holding Co. Ltd.	2,008,786	403,254
SinoPac Financial Holdings Co. Ltd.	817,841	252,833
Taiwan Business Bank †	343,106	90,952
Taiwan Fertilizer Co. Ltd.	60,000	90,781
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	313,583	8,215,875
Transcend Information, Inc.	18,000	55,609
Uni-President Enterprises Corp.	566,000	993,931
United Microelectronics Corp.	1,233,000	506,604
Wistron Corp.	117,192	72,380
WPG Holdings Ltd.	193,000	205,613
Zhen Ding Technology Holding Ltd.	318,000	711,421

		27,289,150

Thailand - 2.4%
Airports of Thailand PCL NVDR	13,600	155,264
Bangkok Bank PCL NVDR	68,500	350,169
Bumrungrad Hospital PCL NVDR	22,700	136,668
Delta Electronics Thailand PCL NVDR	173,300	428,189
Indorama Ventures PCL NVDR	256,100	165,761
IRPC PCL NVDR	5,930,100	849,975
Kasikornbank PCL NVDR	24,100	118,341
Krung Thai Bank PCL NVDR	257,900	136,939
PTT Exploration & Production PCL NVDR	209,900	418,461
PTT Global Chemical PCL NVDR	474,200	815,363
Thai Oil PCL NVDR	538,700	1,058,597

	SHARES	VALUE (Note 4)
Thailand - 2.4% (continued)
Thai Union Group PCL NVDR	765,900	$454,943
TMB Bank PCL NVDR	1,619,200	115,884

		5,204,554

Turkey - 1.7%
Arcelik A/S	131,390	893,342
Eregli Demir ve Celik Fabrikalari TAS	376,345	566,559
Ford Otomotiv Sanayi A/S	6,201	81,753
TAV Havalimanlari Holding A/S	97,254	580,413
Tupras Turkiye Petrol Rafinerileri A/S †	14,640	412,346
Turk Hava Yollari AO †	76,404	211,378
Turkiye Sise ve Cam Fabrikalari A/S	377,081	490,057
Turkiye Vakiflar Bankasi TAO, Class D	104,815	175,324
Yapi ve Kredi Bankasi A/S †	71,355	105,203

		3,516,375

TOTAL COMMON STOCKS (cost $200,641,119)		197,732,034

PREFERRED STOCKS - 1.7%

Brazil - 1.5%
Braskem SA, Class A (1)	245,800	1,588,695
Centrais Eletricas Brasileiras SA, Class B (1)	210,500	614,116
Cia Brasileira de Distribuicao (1)	2,600	36,119
Cia Energetica de Sao Paulo, Series B (1)	60,400	266,082
Gerdau SA (1)	18,100	33,072
Itausa - Investimentos Itau SA (1)	55,310	124,598
Suzano Papel e Celulose SA, Series A (1)	157,500	556,297

		3,218,979

Chile - 0.2%
Embotelladora Andina SA, Series B (1)	93,404	306,662

TOTAL PREFERRED STOCKS (cost $3,591,946)		3,525,641

RIGHTS - 0.0% (d)

Taiwan - 0.0% (d)
Fubon Financial Holding Co. Ltd. (3)†(c)
(cost $— )	41,334	—

SHORT-TERM INVESTMENT - 3.0%

Investment Company - 3.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (e)
(cost $6,424,414)	6,424,414	6,424,414

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

SECURITIES LENDING COLLATERAL - 1.0%	SHARES	VALUE (Note 4)
Money Market Funds - 1.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (e)(f)
(cost $2,221,189)	2,221,189	$2,221,189

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.6% (cost $212,878,668)		209,903,278

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (g)		3,039,232

NET ASSETS - 100.0%		$212,942,510

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,071,995; cash collateral of $2,221,189 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $542,609 or 0.3% of total net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,552,355	6.8%
Consumer Staples	13,643,699	6.4
Energy	18,780,180	8.8
Financials	63,011,984	29.7
Health Care	2,869,372	1.3
Industrials	12,666,084	5.9
Information Technology	36,663,167	17.3
Materials	14,400,608	6.8
Telecommunication Services	15,181,003	7.1
Utilities	9,489,223	4.5
Short-Term Investment	6,424,414	3.0
Securities Lending Collateral	2,221,189	1.0

Total Investments In Securities, At Value	209,903,278	98.6
Other Assets in Excess of Liabilities (g)	3,039,232	1.4

Net Assets	$212,942,510	100.0%

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
195	Barclays Capital	E-Mini MSCI Emerging Markets Index Futures	06/2016	$7,955,466	$8,130,525	$175,059

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$(1,739)	$(1,739)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 89.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.7%
Advance Auto Parts, Inc.	580	$92,997
Amazon.com, Inc. †	131	77,767
AMC Networks, Inc., Class A †	1,473	95,657
AutoNation, Inc. †	786	36,690
AutoZone, Inc. †	480	382,411
Bed Bath & Beyond, Inc. †	992	49,243
Best Buy Co., Inc.	5,935	192,531
Brunswick Corp.	1,340	64,293
Carnival Corp.	7,749	408,915
Carter’s, Inc.	1,083	114,126
Comcast Corp., Class A	10,061	614,526
Darden Restaurants, Inc.	1,742	115,495
Delphi Automotive plc (United Kingdom)	5,955	446,744
Dick’s Sporting Goods, Inc.	1,069	49,976
Dollar General Corp.	3,650	312,440
Dollar Tree, Inc. †	1,439	118,660
DR Horton, Inc.	12,155	367,446
Expedia, Inc.	2,483	267,717
Foot Locker, Inc.	3,531	227,749
Ford Motor Co.	41,181	555,943
GameStop Corp., Class A	2,816	89,352
Gap, Inc. (The)	3,765	110,691
General Motors Co.	19,346	608,045
Goodyear Tire & Rubber Co. (The)	8,909	293,819
Graham Holdings Co., Class B	55	26,400
H&R Block, Inc.	3,223	85,152
Hasbro, Inc.	2,680	214,668
Home Depot, Inc. (The)	10,742	1,433,305
JC Penney Co., Inc. †	5,086	56,251
Kohl’s Corp.	1,260	58,729
L Brands, Inc.	3,466	304,349
Lear Corp.	2,146	238,571
Leggett & Platt, Inc.	735	35,574
LKQ Corp. †	2,068	66,031
Lowe’s Cos., Inc.	7,982	604,636
Macy’s, Inc.	2,608	114,987
Mattel, Inc.	800	26,896
McDonald’s Corp.	2,976	374,024
Michaels Cos., Inc. (The) †	1,677	46,906
Mohawk Industries, Inc. †	1,886	360,037
NIKE, Inc., Class B	16,792	1,032,204
Nordstrom, Inc.	1,153	65,963
NVR, Inc. †	120	207,888
O’Reilly Automotive, Inc. †	1,521	416,237
Priceline Group, Inc. (The) †	308	397,000
PVH Corp.	853	84,498
Ross Stores, Inc.	4,649	269,177
Royal Caribbean Cruises Ltd.	477	39,186
Skechers U.S.A., Inc., Class A †	5,869	178,711
Staples, Inc.	4,741	52,293
Target Corp.	8,043	661,778
TEGNA, Inc.	4,354	102,145
Tempur Sealy International, Inc. †	611	37,143
Tiffany & Co.	561	41,166
Time Warner, Inc.	625	45,344
TJX Cos., Inc. (The)	6,263	490,706
Tractor Supply Co.	1,246	112,713

	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.7% (continued)
Ulta Salon Cosmetics & Fragrance, Inc. †	220	$42,623
Visteon Corp.	422	33,587
Whirlpool Corp.	935	168,618

		14,218,729

Consumer Staples - 6.0%
Altria Group, Inc.	3,228	202,267
Archer-Daniels-Midland Co.	2,074	75,307
Campbell Soup Co.	1,383	88,222
Clorox Co. (The)	1,053	132,741
Coca-Cola Enterprises, Inc.	3,144	159,527
ConAgra Foods, Inc.	1,989	88,749
Costco Wholesale Corp.	1,516	238,891
Coty, Inc., Class A	3,847	107,062
CVS Health Corp.	7,540	782,124
Dr Pepper Snapple Group, Inc.	2,134	190,822
Estee Lauder Cos., Inc. (The), Class A	3,266	308,016
Flowers Foods, Inc.	2,751	50,783
Hormel Foods Corp.	3,688	159,469
Ingredion, Inc.	955	101,984
Kroger Co. (The)	13,438	514,004
Mondelez International, Inc., Class A	18,029	723,323
Monster Beverage Corp. †	728	97,101
Nu Skin Enterprises, Inc., Class A	1,849	70,724
PepsiCo, Inc.	1,495	153,208
Philip Morris International, Inc.	3,055	299,726
Pilgrim’s Pride Corp. †	4,358	110,693
Reynolds American, Inc.	1,176	59,165
Tyson Foods, Inc., Class A	7,837	522,414
Walgreens Boots Alliance, Inc.	10,212	860,259
Wal-Mart Stores, Inc.	2,436	166,842

		6,263,423

Energy - 3.8%
CVR Energy, Inc.	2,135	55,723
Dril-Quip, Inc. †	1,376	83,330
Frank’s International NV (Netherlands)	5,722	94,298
HollyFrontier Corp.	10,003	353,306
Marathon Petroleum Corp.	13,810	513,456
Noble Corp. plc (United Kingdom)	4,462	46,182
Patterson-UTI Energy, Inc.	20,398	359,413
PBF Energy, Inc., Class A	6,559	217,759
Phillips 66	11,135	964,180
Tesoro Corp.	5,569	478,990
Valero Energy Corp.	12,605	808,485

		3,975,122

Financials - 23.8%
Aflac, Inc.	8,091	510,866
Alleghany Corp. †	232	115,118
Allied World Assurance Co. Holdings AG (Switzerland)	2,077	72,570
Allstate Corp. (The)	5,280	355,714
American Financial Group, Inc.	1,180	83,037
American International Group, Inc.	23,149	1,251,203
Ameriprise Financial, Inc.	577	54,244
AmTrust Financial Services, Inc.	4,179	108,152

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 23.8% (continued)
Arch Capital Group Ltd. †	3,827	$272,100
Aspen Insurance Holdings Ltd.	1,157	55,189
Assurant, Inc.	1,497	115,494
Assured Guaranty Ltd.	6,362	160,959
Axis Capital Holdings Ltd.	2,517	139,593
Bank of America Corp.	108,068	1,461,079
Bank of New York Mellon Corp. (The)	19,104	703,600
BankUnited, Inc.	1,595	54,932
BB&T Corp.	10,025	333,532
Berkshire Hathaway, Inc., Class B †	5,252	745,154
BlackRock, Inc.	335	114,091
Capital One Financial Corp.	8,396	581,927
CBRE Group, Inc., Class A †	4,541	130,872
Chubb Ltd. (Switzerland)	7,449	887,548
Cincinnati Financial Corp.	1,614	105,491
Citigroup, Inc.	36,700	1,532,225
Citizens Financial Group, Inc.	8,086	169,402
Comerica, Inc.	1,584	59,986
Commerce Bancshares, Inc.	608	27,330
Credit Acceptance Corp. †	678	123,091
East West Bancorp, Inc.	2,054	66,714
Endurance Specialty Holdings Ltd.	1,498	97,879
Everest Re Group Ltd.	1,970	388,937
Fifth Third Bancorp	13,754	229,554
First Republic Bank	2,471	164,667
FNF Group	5,230	177,297
Goldman Sachs Group, Inc. (The)	5,678	891,332
Hanover Insurance Group, Inc. (The)	836	75,424
Hartford Financial Services Group, Inc. (The)	8,770	404,122
Huntington Bancshares, Inc.	10,804	103,070
Intercontinental Exchange, Inc.	134	31,509
Jones Lang LaSalle, Inc.	772	90,571
JPMorgan Chase & Co.	33,619	1,990,917
KeyCorp	12,873	142,118
Lincoln National Corp.	4,506	176,635
Loews Corp.	993	37,992
Macerich Co. (The) REIT	480	38,035
Markel Corp. †	257	229,133
MetLife, Inc.	20,013	879,371
Morgan Stanley	9,894	247,449
Nasdaq, Inc.	1,829	121,409
New York Community Bancorp, Inc.	5,184	82,426
Northern Trust Corp.	2,807	182,932
Old Republic International Corp.	3,140	57,399
People’s United Financial, Inc.	3,710	59,100
PNC Financial Services Group, Inc. (The)	8,462	715,631
Popular, Inc.	1,348	38,566
Principal Financial Group, Inc.	1,881	74,205
Progressive Corp. (The)	14,022	492,733
Prudential Financial, Inc.	6,303	455,203
Raymond James Financial, Inc.	1,023	48,705
Regions Financial Corp.	14,829	116,408
Reinsurance Group of America, Inc.	744	71,610
RenaissanceRe Holdings Ltd.	1,552	185,976
Signature Bank †	413	56,218
State Street Corp.	1,751	102,468

	SHARES	VALUE (Note 4)
Financials - 23.8% (continued)
SunTrust Banks, Inc.	10,764	$388,365
SVB Financial Group †	594	60,618
Synchrony Financial †	9,939	284,852
Torchmark Corp.	1,353	73,278
Travelers Cos., Inc. (The)	7,698	898,434
Unum Group	2,416	74,703
US Bancorp	14,939	606,374
Validus Holdings Ltd.	2,485	117,267
Wells Fargo & Co.	42,758	2,067,777
White Mountains Insurance Group Ltd.	106	85,076
WR Berkley Corp.	1,691	95,034
XL Group plc (Ireland)	6,347	233,570
Zions Bancorp	1,618	39,172

		24,672,734

Health Care - 6.2%
AbbVie, Inc.	796	45,468
Aetna, Inc.	5,041	566,356
AmerisourceBergen Corp.	1,863	161,243
Amgen, Inc.	1,919	287,716
Anthem, Inc.	3,698	513,985
Becton Dickinson and Co.	367	55,718
Biogen, Inc. †	184	47,899
Boston Scientific Corp. †	1,552	29,193
Celgene Corp. †	618	61,856
Centene Corp. †	2,535	156,080
DENTSPLY SIRONA, Inc.	693	42,710
Edwards Lifesciences Corp. †	1,006	88,739
Eli Lilly & Co.	543	39,101
Express Scripts Holding Co. †	1,886	129,549
Gilead Sciences, Inc.	11,883	1,091,572
HCA Holdings, Inc. †	3,814	297,683
Hologic, Inc. (2)†	1,667	57,511
Johnson & Johnson	3,689	399,150
Laboratory Corp. of America Holdings †	472	55,285
LifePoint Health, Inc. †	426	29,500
McKesson Corp.	373	58,654
Pfizer, Inc.	14,503	429,869
Quest Diagnostics, Inc.	1,408	100,602
Quintiles Transnational Holdings, Inc. †	713	46,416
St. Jude Medical, Inc.	674	37,070
United Therapeutics Corp. †	535	59,615
UnitedHealth Group, Inc.	10,322	1,330,506
Universal Health Services, Inc., Class B	1,533	191,196
Zoetis, Inc.	734	32,538

		6,442,780

Industrials - 8.3%
3M Co.	1,376	229,283
A.O. Smith Corp.	2,570	196,117
Acuity Brands, Inc.	450	98,163
ADT Corp. (The)	2,039	84,129
AECOM †	1,359	41,844
AGCO Corp.	4,202	208,839
Alaska Air Group, Inc.	3,067	251,555
AMERCO	271	96,831
American Airlines Group, Inc.	5,231	214,523

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 8.3% (continued)
Boeing Co. (The)	7,105	$901,909
BWX Technologies, Inc.	2,490	83,564
Cintas Corp.	2,169	194,798
CSX Corp.	1,978	50,934
Danaher Corp.	3,850	365,211
Delta Air Lines, Inc.	11,713	570,189
Equifax, Inc.	1,449	165,606
Expeditors International of Washington, Inc.	2,820	137,644
FedEx Corp.	1,049	170,693
General Dynamics Corp.	2,345	308,063
HD Supply Holdings, Inc. †	2,518	83,270
Huntington Ingalls Industries, Inc.	660	90,380
Jacobs Engineering Group, Inc. †	1,179	51,346
JetBlue Airways Corp. †	11,149	235,467
Lennox International, Inc.	454	61,376
Lockheed Martin Corp.	397	87,936
ManpowerGroup, Inc.	1,857	151,197
Masco Corp.	9,963	313,336
Northrop Grumman Corp.	3,170	627,343
Orbital ATK, Inc.	610	53,033
Owens Corning	4,133	195,408
Pitney Bowes, Inc.	1,916	41,271
Raytheon Co.	2,167	265,739
Republic Services, Inc.	721	34,356
Rockwell Automation, Inc.	1,558	177,223
Snap-on, Inc.	1,601	251,341
Southwest Airlines Co.	10,181	456,109
Spirit AeroSystems Holdings, Inc., Class A †	1,876	85,095
Stanley Black & Decker, Inc.	4,216	443,565
Textron, Inc.	1,471	53,633
Toro Co. (The)	726	62,523
Union Pacific Corp.	1,045	83,130
United Continental Holdings, Inc. †	6,113	365,924

		8,639,896

Information Technology - 22.1%
Accenture plc, Class A (Ireland)	7,680	886,272
Activision Blizzard, Inc.	11,247	380,598
Alphabet, Inc., Class A †	4,807	3,667,260
Amdocs Ltd.	4,547	274,730
Analog Devices, Inc.	3,582	212,019
Apple, Inc.	39,974	4,356,766
Applied Materials, Inc.	3,002	63,582
ARRIS International plc †	1,722	39,468
Arrow Electronics, Inc. †	715	46,053
Avnet, Inc.	1,543	68,355
Broadcom Ltd. (Singapore)	3,869	597,760
Brocade Communications Systems, Inc.	7,061	74,705
CA, Inc.	1,723	53,051
Cadence Design Systems, Inc. †	4,634	109,270
CDW Corp.	2,550	105,825
Cisco Systems, Inc.	52,198	1,486,077
Citrix Systems, Inc. †	2,797	219,788
Cognizant Technology Solutions Corp., Class A †	5,777	362,218

	SHARES	VALUE (Note 4)
Information Technology - 22.1% (continued)
Corning, Inc.	7,467	$155,986
eBay, Inc. †	16,278	388,393
Electronic Arts, Inc. †	5,736	379,207
First Solar, Inc. †	3,931	269,156
Fiserv, Inc. †	889	91,194
Genpact Ltd. †	2,135	58,051
Global Payments, Inc.	2,827	184,603
Harris Corp.	543	42,278
Hewlett Packard Enterprise Co.	3,877	68,739
HP, Inc.	3,877	47,765
Intel Corp.	44,703	1,446,142
IPG Photonics Corp. †	1,144	109,915
Jabil Circuit, Inc.	3,481	67,079
Juniper Networks, Inc.	8,856	225,916
Lam Research Corp.	3,001	247,883
Micron Technology, Inc. †	4,223	44,215
Microsoft Corp.	59,950	3,311,038
NetApp, Inc.	1,211	33,048
Nuance Communications, Inc. †	4,960	92,702
NVIDIA Corp.	10,590	377,322
ON Semiconductor Corp. †	8,522	81,726
Oracle Corp.	5,078	207,741
Palo Alto Networks, Inc. †	766	124,965
PayPal Holdings, Inc. †	1,728	66,701
Qorvo, Inc. †	946	47,688
Red Hat, Inc. †	670	49,922
Skyworks Solutions, Inc.	4,030	313,937
Synopsys, Inc. †	1,540	74,598
Teradyne, Inc.	2,979	64,317
Texas Instruments, Inc.	10,592	608,193
Total System Services, Inc.	2,877	136,888
VeriSign, Inc. †	1,510	133,695
Western Digital Corp.	1,786	84,371
Western Union Co. (The)	7,332	141,434
Xilinx, Inc.	3,482	165,151

		22,945,756

Materials - 2.2%
Avery Dennison Corp.	1,548	111,626
Celanese Corp., Series A	1,942	127,201
CF Industries Holdings, Inc.	1,315	41,212
Crown Holdings, Inc. †	1,830	90,750
Dow Chemical Co. (The)	12,625	642,108
Eastman Chemical Co.	722	52,150
Graphic Packaging Holding Co.	3,086	39,655
International Paper Co.	1,582	64,925
LyondellBasell Industries NV, Class A	6,327	541,465
Newmont Mining Corp.	7,768	206,473
Reliance Steel & Aluminum Co.	1,261	87,249
Sealed Air Corp.	2,034	97,652
Sherwin-Williams Co. (The)	255	72,591
Westlake Chemical Corp.	827	38,290
WestRock Co.	1,764	68,849

		2,282,196

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 2.6%
AT&T, Inc.	30,071	$1,177,881
Telephone & Data Systems, Inc.	1,001	30,120
T-Mobile US, Inc. †	10,072	385,758
Verizon Communications, Inc.	20,281	1,096,796

		2,690,555

Utilities - 0.3%
Ameren Corp.	562	28,156
American Electric Power Co., Inc.	703	46,679
Consolidated Edison, Inc.	438	33,560
Exelon Corp.	1,423	51,029
PG&E Corp.	869	51,897
Public Service Enterprise Group, Inc.	2,039	96,118

		307,439

TOTAL COMMON STOCKS (cost $92,014,307)		92,438,630

EXCHANGE TRADED FUND - 9.9%
SPDR S&P 500 ETF Trust
(cost $9,969,214)	50,217	10,322,607

SHORT-TERM INVESTMENT - 2.3%

Investment Company - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(a)
(cost $2,378,535)	2,378,535	2,378,535

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.2% (cost $104,362,056)		105,139,772

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)		(1,290,164)

NET ASSETS - 100.0%		$103,849,608

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT	- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 93.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.0%
1-800-Flowers.com, Inc., Class A †	1,397	$11,008
Abercrombie & Fitch Co., Class A (a)	1,229	38,763
American Axle & Manufacturing Holdings, Inc. †	3,180	48,940
American Eagle Outfitters, Inc. (a)	5,188	86,484
Asbury Automotive Group, Inc. †	105	6,283
Ascena Retail Group, Inc. †(a)	2,572	28,446
Bassett Furniture Industries, Inc.	516	16,440
Beazer Homes USA, Inc. †	2,302	20,073
Big 5 Sporting Goods Corp.	342	3,800
Big Lots, Inc.	575	26,042
Bloomin’ Brands, Inc.	225	3,796
Boyd Gaming Corp. †	714	14,751
Buckle, Inc. (The) (a)	357	12,092
Build-A-Bear Workshop, Inc. †	447	5,806
Burlington Stores, Inc. †	493	27,726
Caesars Entertainment Corp. †	3,155	21,454
Caleres, Inc.	708	20,029
Capella Education Co.	88	4,632
Carrols Restaurant Group, Inc. †	824	11,899
Cato Corp. (The), Class A	362	13,955
Chico’s FAS, Inc.	1,310	17,384
Children’s Place, Inc. (The)	466	38,897
Citi Trends, Inc.	524	9,343
Columbia Sportswear Co.	587	35,273
Conn’s, Inc. †(a)	407	5,071
Cooper Tire & Rubber Co.	1,246	46,127
Cooper-Standard Holding, Inc. †	437	31,394
Core-Mark Holding Co., Inc.	91	7,422
Cracker Barrel Old Country Store, Inc. (a)	421	64,274
Culp, Inc.	323	8,469
Deckers Outdoor Corp. †	99	5,931
Denny’s Corp. †	651	6,744
Diamond Resorts International, Inc. †(a)	810	19,683
Drew Industries, Inc.	499	32,166
Eldorado Resorts, Inc. †	482	5,514
Ethan Allen Interiors, Inc.	260	8,273
Express, Inc. †	1,990	42,606
Finish Line, Inc. (The), Class A	221	4,663
Flexsteel Industries, Inc.	201	8,780
Francesca’s Holdings Corp. †	838	16,056
Fred’s, Inc., Class A (a)	332	4,950
Genesco, Inc. †	89	6,430
Gentherm, Inc. †	742	30,860
G-III Apparel Group Ltd. †	583	28,503
Gray Television, Inc. †	1,385	16,232
Group 1 Automotive, Inc.	192	11,268
Guess?, Inc.	1,516	28,455
Haverty Furniture Cos., Inc.	170	3,597
Helen of Troy Ltd. †	524	54,334
Hibbett Sports, Inc. †(a)	359	12,888
Hooker Furniture Corp.	628	20,630
Houghton Mifflin Harcourt Co. †	200	3,988
HSN, Inc.	118	6,173
Installed Building Products, Inc. †	100	2,661
Interval Leisure Group, Inc. (a)	523	7,552
Isle of Capri Casinos, Inc. †	787	11,018
Jack in the Box, Inc.	113	7,217

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.0% (continued)
JAKKS Pacific, Inc. †(a)	925	$6,882
K12, Inc. †	380	3,758
KB Home	1,496	21,363
Kirkland’s, Inc.	327	5,726
La-Z-Boy, Inc.	552	14,760
LGI Homes, Inc. †(a)	980	23,726
Libbey, Inc.	100	1,860
Lithia Motors, Inc., Class A	654	57,114
Marcus Corp. (The)	223	4,226
Marriott Vacations Worldwide Corp.	222	14,985
Metaldyne Performance Group, Inc.	752	12,641
Monarch Casino & Resort, Inc. †	122	2,374
Movado Group, Inc.	632	17,399
Nautilus, Inc. †	783	15,128
New Media Investment Group, Inc.	363	6,040
New York Times Co. (The), Class A	773	9,632
Nutrisystem, Inc.	745	15,548
Outerwall, Inc. (a)	611	22,601
Oxford Industries, Inc.	326	21,917
Papa John’s International, Inc. (a)	116	6,286
Penn National Gaming, Inc. †	1,457	24,317
Perry Ellis International, Inc. †	516	9,500
PetMed Express, Inc.	855	15,313
Pinnacle Entertainment, Inc. †	345	12,109
Pool Corp.	526	46,151
Red Robin Gourmet Burgers, Inc. †	149	9,606
Regis Corp. †	100	1,519
Rent-A-Center, Inc.	338	5,357
Ruby Tuesday, Inc. †	200	1,076
Ruth’s Hospitality Group, Inc.	1,008	18,557
Scholastic Corp. (a)	202	7,549
Select Comfort Corp. †	1,099	21,310
Shoe Carnival, Inc.	500	13,480
Sinclair Broadcast Group, Inc., Class A	1,366	42,004
Smith & Wesson Holding Corp. †	3,164	84,226
Sonic Automotive, Inc., Class A	222	4,103
Sonic Corp.	209	7,348
Sportsman’s Warehouse Holdings, Inc. †	300	3,780
Standard Motor Products, Inc.	409	14,172
Stein Mart, Inc.	200	1,466
Steven Madden Ltd. †	1,197	44,337
Stoneridge, Inc. †	444	6,465
Strayer Education, Inc. †	273	13,309
Sturm Ruger & Co., Inc.	457	31,250
Tenneco, Inc. †	1,069	55,064
Texas Roadhouse, Inc.	339	14,774
Tile Shop Holdings, Inc. †	538	8,022
Time, Inc.	200	3,088
Tower International, Inc.	710	19,312
Vera Bradley, Inc. †	706	14,360
Wayfair, Inc., Class A †(a)	513	22,172
Winnebago Industries, Inc. (a)	392	8,800
Wolverine World Wide, Inc.	318	5,858
World Wrestling Entertainment, Inc., Class A (a)	1,019	17,996
ZAGG, Inc. †	3,599	32,427
Zumiez, Inc. †(a)	185	3,685

		2,021,073

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.0%
Cal-Maine Foods, Inc. (a)	1,324	$68,729
Casey’s General Stores, Inc.	632	71,618
Central Garden & Pet Co., Class A †	616	10,035
Coca-Cola Bottling Co. Consolidated	108	17,254
Dean Foods Co. (a)	2,091	36,216
Fresh Del Monte Produce, Inc.	534	22,465
Fresh Market, Inc. (The) †(a)	199	5,677
Ingles Markets, Inc., Class A	454	17,025
J&J Snack Foods Corp.	34	3,682
John B. Sanfilippo & Son, Inc.	365	25,218
Medifast, Inc.	127	3,834
MGP Ingredients, Inc.	166	4,024
National Beverage Corp. †	334	14,135
Natural Health Trends Corp. (a)	1,665	55,195
Nutraceutical International Corp. †	192	4,675
Omega Protein Corp. †	801	13,569
Post Holdings, Inc. †	654	44,976
Revlon, Inc., Class A †	206	7,500
Sanderson Farms, Inc. (a)	642	57,896
Seneca Foods Corp., Class A †	32	1,112
Smart & Final Stores, Inc. †	321	5,200
SpartanNash Co.	620	18,792
SUPERVALU, Inc. †	1,241	7,148
Universal Corp. (a)	269	15,282
USANA Health Sciences, Inc. †	634	76,980
Vector Group Ltd.	737	16,833
Village Super Market, Inc., Class A	65	1,570
Weis Markets, Inc.	125	5,633

		632,273

Energy - 2.2%
Alon USA Energy, Inc.	1,917	19,783
Approach Resources, Inc. †	1,978	2,295
Ardmore Shipping Corp. (Ireland)	300	2,535
Atwood Oceanics, Inc. (a)	6,680	61,256
Delek US Holdings, Inc.	285	4,343
DHT Holdings, Inc.	2,971	17,113
Green Plains, Inc.	100	1,596
Hornbeck Offshore Services, Inc. †	1,165	11,569
Matrix Service Co. †	333	5,894
McDermott International, Inc. †	3,248	13,284
Nordic American Tankers Ltd. (Norway) (a)	900	12,681
Par Pacific Holdings, Inc. †	200	3,752
REX American Resources Corp. †	219	12,148
Scorpio Tankers, Inc. (Monaco)	3,881	22,626
Ship Finance International Ltd. (Norway) (a)	900	12,501
Teekay Tankers Ltd., Class A	3,730	13,689
TETRA Technologies, Inc. †	500	3,175
Ultra Petroleum Corp. †	5,184	2,582
Western Refining, Inc.	1,860	54,107

		276,929

Financials - 26.9%
1st Source Corp.	596	18,977
Acadia Realty Trust REIT	327	11,488
Alexander & Baldwin, Inc.	261	9,573
American Assets Trust, Inc. REIT	185	7,385
American Equity Investment Life Holding Co.	1,747	29,350

	SHARES	VALUE (Note 4)
Financials - 26.9% (continued)
Ameris Bancorp	200	$5,916
AMERISAFE, Inc.	595	31,261
Apollo Commercial Real Estate Finance, Inc. REIT	614	10,008
Argo Group International Holdings Ltd.	967	55,496
Arrow Financial Corp.	17	452
Atlas Financial Holdings, Inc. †	234	4,245
Banc of California, Inc.	1,039	18,183
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	100	2,422
BancorpSouth, Inc.	1,819	38,763
BBCN Bancorp, Inc.	603	9,160
Berkshire Hills Bancorp, Inc.	768	20,652
BGC Partners, Inc., Class A	886	8,018
BNC Bancorp	210	4,435
BofI Holding, Inc. †(a)	605	12,911
Brookline Bancorp, Inc.	576	6,342
Capstead Mortgage Corp. REIT	1,474	14,578
Cardinal Financial Corp.	573	11,661
Cathay General Bancorp	1,997	56,575
CenterState Banks, Inc.	1,155	17,198
Central Pacific Financial Corp.	413	8,991
Chatham Lodging Trust REIT	434	9,301
Chemical Financial Corp. (a)	955	34,084
Chesapeake Lodging Trust REIT	334	8,838
City Holding Co.	433	20,689
CNO Financial Group, Inc.	5,135	92,019
Colony Capital, Inc., Class A REIT	662	11,102
Columbia Banking System, Inc.	559	16,725
Community Trust Bancorp, Inc.	222	7,841
ConnectOne Bancorp, Inc.	100	1,635
CoreSite Realty Corp. REIT	194	13,582
Cousins Properties, Inc. REIT	1,117	11,594
Cowen Group, Inc., Class A †(a)	2,561	9,757
CU Bancorp †	22	466
CubeSmart REIT	890	29,637
Customers Bancorp, Inc. †	1,062	25,095
CyrusOne, Inc. REIT	374	17,073
CYS Investments, Inc. REIT	1,973	16,060
DCT Industrial Trust, Inc. REIT	443	17,485
DiamondRock Hospitality Co. REIT	1,497	15,150
Dime Community Bancshares, Inc.	873	15,382
DuPont Fabros Technology, Inc. REIT	332	13,456
EastGroup Properties, Inc. REIT	136	8,210
Education Realty Trust, Inc. REIT	355	14,768
EMC Insurance Group, Inc.	77	1,975
Employers Holdings, Inc.	665	18,713
Enterprise Financial Services Corp.	721	19,496
EPR Properties REIT	299	19,919
Equity One, Inc. REIT	315	9,028
EverBank Financial Corp.	300	4,527
FBL Financial Group, Inc., Class A	333	20,486
Federal Agricultural Mortgage Corp., Class C	100	3,773
Federated National Holding Co.	432	8,493
FelCor Lodging Trust, Inc. REIT	1,317	10,694
Fidelity Southern Corp.	893	14,324
Financial Institutions, Inc.	571	16,599

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.9% (continued)
First American Financial Corp.	3,035	$115,664
First Bancorp	250	4,713
First Busey Corp.	573	11,735
First Business Financial Services, Inc. (a)	373	8,553
First Citizens BancShares, Inc., Class A	129	32,388
First Commonwealth Financial Corp.	1,176	10,419
First Community Bancshares, Inc.	319	6,329
First Connecticut Bancorp, Inc.	20	319
First Defiance Financial Corp.	680	26,119
First Financial Bancorp	786	14,289
First Financial Corp.	223	7,629
First Industrial Realty Trust, Inc. REIT	643	14,622
First Interstate BancSystem, Inc., Class A	1,269	35,697
First Merchants Corp.	870	20,506
First Midwest Bancorp, Inc.	830	14,957
First NBC Bank Holding Co. †	540	11,119
First of Long Island Corp. (The)	30	855
FirstMerit Corp.	861	18,124
Flagstar Bancorp, Inc. †	573	12,297
Flushing Financial Corp.	511	11,048
FNB Corp.	3,087	40,162
Franklin Street Properties Corp. REIT	852	9,040
Fulton Financial Corp.	3,838	51,352
GEO Group, Inc. (The) REIT	310	10,748
Government Properties Income Trust REIT	345	6,158
Gramercy Property Trust REIT	2,124	17,948
Great Southern Bancorp, Inc.	426	15,817
Great Western Bancorp, Inc.	1,088	29,670
Hallmark Financial Services, Inc. †	312	3,588
Hancock Holding Co.	1,363	31,294
Hanmi Financial Corp.	656	14,445
Hatteras Financial Corp. REIT	667	9,538
HCI Group, Inc. (a)	144	4,795
Healthcare Realty Trust, Inc. REIT	497	15,352
Heartland Financial USA, Inc.	596	18,351
Heritage Financial Corp.	537	9,435
Heritage Insurance Holdings, Inc.	867	13,846
Hersha Hospitality Trust REIT	485	10,350
Highwoods Properties, Inc. REIT	375	17,929
Hilltop Holdings, Inc. †	1,030	19,446
HomeStreet, Inc. †	697	14,505
Horace Mann Educators Corp.	851	26,968
Horizon Bancorp	84	2,076
Hudson Pacific Properties, Inc. REIT	352	10,180
Impac Mortgage Holdings, Inc. †	333	4,619
Independent Bank Corp./MI	755	10,985
Independent Bank Group, Inc.	131	3,589
Infinity Property & Casualty Corp.	197	15,859
International Bancshares Corp.	840	20,714
INTL. FCStone, Inc. †	677	18,096
Invesco Mortgage Capital, Inc. REIT	1,185	14,433
Investment Technology Group, Inc.	203	4,486
Investors Real Estate Trust REIT	842	6,113
James River Group Holdings Ltd.	518	16,711
Janus Capital Group, Inc.	594	8,690
Kemper Corp.	200	5,914
Kennedy-Wilson Holdings, Inc.	492	10,775
Kite Realty Group Trust REIT	338	9,366

	SHARES	VALUE (Note 4)
Financials - 26.9% (continued)
Lakeland Bancorp, Inc.	370	$3,756
LaSalle Hotel Properties REIT	569	14,401
LegacyTexas Financial Group, Inc.	599	11,770
Lexington Realty Trust REIT	1,064	9,150
LTC Properties, Inc. REIT	180	8,143
Mack-Cali Realty Corp. REIT	1,735	40,773
Maiden Holdings Ltd. (a)	1,955	25,298
MainSource Financial Group, Inc.	347	7,318
MarketAxess Holdings, Inc.	178	22,220
MB Financial, Inc.	1,204	39,070
Medical Properties Trust, Inc. REIT	1,279	16,601
Mercantile Bank Corp.	237	5,314
Meta Financial Group, Inc.	152	6,931
MGIC Investment Corp. †	5,890	45,176
Monogram Residential Trust, Inc. REIT	1,118	11,023
National General Holdings Corp.	765	16,516
National Health Investors, Inc. REIT	136	9,047
National Western Life Group, Inc., Class A	55	12,685
Navigators Group, Inc. (The) †	423	35,477
NBT Bancorp, Inc.	921	24,821
Nelnet, Inc., Class A	233	9,173
New Residential Investment Corp. REIT	1,590	18,492
New Senior Investment Group, Inc. REIT	310	3,193
New York REIT, Inc.	750	7,575
OceanFirst Financial Corp.	236	4,172
Old National Bancorp	1,544	18,821
OneBeacon Insurance Group Ltd., Class A	100	1,273
Opus Bank	662	22,508
Oritani Financial Corp.	488	8,281
Pacific Continental Corp.	351	5,662
Pacific Premier Bancorp, Inc. †	514	10,984
Parkway Properties, Inc. REIT	487	7,626
Peapack Gladstone Financial Corp.	315	5,324
Pebblebrook Hotel Trust REIT	400	11,628
Pennsylvania REIT	434	9,483
PennyMac Mortgage Investment Trust REIT	513	6,997
Physicians Realty Trust REIT	468	8,695
Piper Jaffray Cos. †	141	6,988
Potlatch Corp. REIT	185	5,828
Preferred Bank	673	20,358
Primerica, Inc.	276	12,290
PrivateBancorp, Inc.	529	20,419
Prosperity Bancshares, Inc.	1,545	71,673
Provident Financial Services, Inc.	940	18,979
PS Business Parks, Inc. REIT	86	8,644
QCR Holdings, Inc.	313	7,465
QTS Realty Trust, Inc., Class A REIT	171	8,102
Radian Group, Inc.	798	9,895
Ramco-Gershenson Properties Trust REIT	474	8,546
Redwood Trust, Inc. REIT	879	11,497
Regional Management Corp. †	348	5,954
Renasant Corp.	315	10,367
Retail Opportunity Investments Corp. REIT	411	8,269
Rexford Industrial Realty, Inc. REIT	502	9,116
RLJ Lodging Trust REIT	768	17,572
Ryman Hospitality Properties, Inc. REIT	261	13,436
S&T Bancorp, Inc.	100	2,576
Sabra Health Care REIT, Inc.	455	9,141

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.9% (continued)
Sandy Spring Bancorp, Inc.	515	$14,332
Select Income REIT	276	6,362
Selective Insurance Group, Inc.	896	32,803
ServisFirst Bancshares, Inc.	233	10,345
Simmons First National Corp., Class A	152	6,851
Sovran Self Storage, Inc. REIT	193	22,764
STAG Industrial, Inc. REIT	305	6,210
State Auto Financial Corp.	114	2,515
Stewart Information Services Corp.	100	3,628
Stifel Financial Corp. †	188	5,565
Stock Yards Bancorp, Inc.	93	3,583
Stonegate Bank	406	12,164
STORE Capital Corp. REIT	166	4,296
Suffolk Bancorp	119	3,004
Summit Hotel Properties, Inc. REIT	657	7,864
Sun Communities, Inc. REIT	210	15,038
Sunstone Hotel Investors, Inc. REIT	980	13,720
Terreno Realty Corp. REIT	405	9,497
Territorial Bancorp, Inc.	390	10,163
Texas Capital Bancshares, Inc. †	672	25,791
Towne Bank (a)	1,008	19,344
Trico Bancshares	365	9,242
TriState Capital Holdings, Inc. †	444	5,594
Triumph Bancorp, Inc. †	368	5,825
Trustmark Corp.	1,520	35,006
Umpqua Holdings Corp.	4,495	71,291
Union Bankshares Corp.	200	4,926
United Community Banks, Inc.	100	1,847
United Financial Bancorp, Inc.	473	5,955
United Fire Group, Inc.	680	29,798
United Insurance Holdings Corp.	100	1,921
Universal Insurance Holdings, Inc. (a)	1,304	23,211
Univest Corp. of Pennsylvania	411	8,019
Urban Edge Properties REIT	404	10,439
Walker & Dunlop, Inc. †	1,057	25,653
Washington Federal, Inc.	2,612	59,162
Washington REIT	133	3,885
Webster Financial Corp.	2,091	75,067
Wintrust Financial Corp.	1,208	53,563
WSFS Financial Corp.	309	10,049
Xenia Hotels & Resorts, Inc. REIT	513	8,013

		3,399,538

Health Care - 9.0%
ABIOMED, Inc. †	685	64,945
ACADIA Pharmaceuticals, Inc. †	442	12,358
Aceto Corp.	553	13,029
Acorda Therapeutics, Inc. †	774	20,472
Addus HomeCare Corp. †	256	4,401
Alder Biopharmaceuticals, Inc. †	269	6,588
Almost Family, Inc. †	234	8,714
AMAG Pharmaceuticals, Inc. †(a)	749	17,527
Amedisys, Inc. †	885	42,781
AMN Healthcare Services, Inc. †	945	31,761
Amsurg Corp. †	694	51,772
Anacor Pharmaceuticals, Inc. †	211	11,278
Analogic Corp.	100	7,901
ANI Pharmaceuticals, Inc. †(a)	126	4,241

	SHARES	VALUE (Note 4)
Health Care - 9.0% (continued)
Anika Therapeutics, Inc. †	99	$4,427
BioCryst Pharmaceuticals, Inc. †	3,994	11,303
BioSpecifics Technologies Corp. †	289	10,063
Cambrex Corp. †	672	29,568
Cara Therapeutics, Inc. †	2,199	13,678
Chemed Corp.	304	41,177
Cynosure, Inc., Class A †	576	25,413
Depomed, Inc. †(a)	902	12,565
Eagle Pharmaceuticals, Inc. †	410	16,605
Emergent BioSolutions, Inc. †	792	28,789
Enanta Pharmaceuticals, Inc. †	418	12,277
Exactech, Inc. †	85	1,722
Five Prime Therapeutics, Inc. †	416	16,902
ICU Medical, Inc. †	129	13,429
INC Research Holdings, Inc., Class A †	88	3,626
Innoviva, Inc.	903	11,369
Inogen, Inc. †	100	4,498
Insys Therapeutics, Inc. †(a)	100	1,599
Integra LifeSciences Holdings Corp. †	223	15,021
Invacare Corp. (a)	100	1,317
iRadimed Corp. †(a)	404	7,741
Kite Pharma, Inc. †	81	3,719
Lannett Co., Inc. †(a)	538	9,646
LeMaitre Vascular, Inc.	739	11,469
Lexicon Pharmaceuticals, Inc. †	317	3,788
LHC Group, Inc. †	515	18,313
Ligand Pharmaceuticals, Inc. †	535	57,293
Luminex Corp. †	531	10,301
Masimo Corp. †	934	39,079
Meridian Bioscience, Inc.	200	4,122
Merit Medical Systems, Inc. †	673	12,444
Molina Healthcare, Inc. †	1,091	70,359
Myriad Genetics, Inc. †(a)	260	9,732
Natus Medical, Inc. †	525	20,176
NewLink Genetics Corp. †(a)	200	3,640
NuVasive, Inc. †	213	10,362
Omnicell, Inc. †	100	2,787
Orthofix International NV †	100	4,152
Pacific Biosciences of California, Inc. †	1,063	9,035
PDL BioPharma, Inc.	6,763	22,521
PharMerica Corp. †	742	16,406
Phibro Animal Health Corp., Class A	166	4,489
PTC Therapeutics, Inc. †	1,212	7,805
Radius Health, Inc. †	363	11,413
Repligen Corp. †	346	9,280
Retrophin, Inc. †	1,031	14,083
SciClone Pharmaceuticals, Inc. †	1,980	21,780
Select Medical Holdings Corp. †	452	5,338
Sorrento Therapeutics, Inc. †	1,074	5,778
Spark Therapeutics, Inc. †	442	13,043
Sucampo Pharmaceuticals, Inc., Class A †	1,105	12,078
Supernus Pharmaceuticals, Inc. †	1,271	19,383
TransEnterix, Inc. †	2,148	9,129
Triple-S Management Corp., Class B †	760	18,894
WellCare Health Plans, Inc. †	686	63,627
Xencor, Inc. †	191	2,563

		1,138,884

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 11.7%
ABM Industries, Inc.	120	$3,877
ACCO Brands Corp. †	3,451	30,990
Aegion Corp. †	851	17,948
Air Transport Services Group, Inc. †	739	11,366
Aircastle Ltd.	1,507	33,516
Alamo Group, Inc.	200	11,142
Allegiant Travel Co.	100	17,806
Allied Motion Technologies, Inc.	317	5,706
Altra Industrial Motion Corp.	431	11,973
American Railcar Industries, Inc. (a)	139	5,661
American Woodmark Corp. †	586	43,710
Apogee Enterprises, Inc.	513	22,516
Applied Industrial Technologies, Inc.	387	16,796
Atlas Air Worldwide Holdings, Inc. †	429	18,134
AZZ, Inc.	100	5,660
Barnes Group, Inc.	736	25,782
Barrett Business Services, Inc.	292	8,395
Beacon Roofing Supply, Inc. †	300	12,303
Briggs & Stratton Corp.	508	12,151
Brink’s Co. (The)	524	17,601
Builders FirstSource, Inc. †	2,623	29,561
CBIZ, Inc. †	1,182	11,926
Comfort Systems USA, Inc.	1,182	37,552
Continental Building Products, Inc. †	100	1,856
Covenant Transportation Group, Inc., Class A †	141	3,411
Deluxe Corp.	973	60,803
Douglas Dynamics, Inc.	481	11,020
Dycom Industries, Inc. †(a)	92	5,950
Echo Global Logistics, Inc. †	198	5,378
EMCOR Group, Inc.	1,222	59,389
Encore Wire Corp.	178	6,930
EnerSys	337	18,778
Ennis, Inc.	772	15,093
Federal Signal Corp.	846	11,218
FreightCar America, Inc.	305	4,752
FTI Consulting, Inc. †	150	5,326
G&K Services, Inc., Class A	129	9,449
General Cable Corp.	599	7,314
Gibraltar Industries, Inc. †	848	24,253
Global Brass & Copper Holdings, Inc.	836	20,858
Greenbrier Cos., Inc. (The)	1,000	27,640
Griffon Corp.	841	12,993
Hawaiian Holdings, Inc. †	553	26,096
HEICO Corp., Class A	195	9,282
Heidrick & Struggles International, Inc.	300	7,110
Herman Miller, Inc.	986	30,458
Hillenbrand, Inc.	227	6,799
HNI Corp.	227	8,892
Hub Group, Inc., Class A †	503	20,517
Huron Consulting Group, Inc. †	92	5,353
ICF International, Inc. †	362	12,442
Insperity, Inc.	695	35,952
Insteel Industries, Inc.	249	7,612
Interface, Inc.	987	18,299
John Bean Technologies Corp.	342	19,292
Kadant, Inc.	399	18,019
Kaman Corp.	403	17,204

	SHARES	VALUE (Note 4)
Industrials - 11.7% (continued)
Kelly Services, Inc., Class A	404	$7,724
Kforce, Inc.	470	9,203
Kimball International, Inc., Class B	100	1,135
Knoll, Inc.	642	13,899
Korn	347	9,817
LSI Industries, Inc.	467	5,487
Lydall, Inc. †	330	10,732
Matson, Inc.	220	8,837
Meritor, Inc. †	638	5,142
Mistras Group, Inc. †	382	9,462
MRC Global, Inc. †	2,388	31,378
Mueller Industries, Inc.	140	4,119
MYR Group, Inc. †	223	5,600
National Presto Industries, Inc. (a)	193	16,162
Navigant Consulting, Inc. †	938	14,830
NV5 Global, Inc. †(a)	150	4,024
On Assignment, Inc. †	656	24,220
Patrick Industries, Inc. †	683	31,001
PowerSecure International, Inc. †	470	8,784
Resources Connection, Inc.	898	13,973
RPX Corp. †	1,404	15,809
SkyWest, Inc.	613	12,254
Standex International Corp.	405	31,513
Steelcase, Inc., Class A	2,073	30,929
TASER International, Inc. †(a)	253	4,966
Tetra Tech, Inc.	377	11,242
Titan Machinery, Inc. †	595	6,878
Trex Co., Inc. †	106	5,081
TrueBlue, Inc. †	950	24,843
UniFirst Corp.	160	17,459
Universal Forest Products, Inc.	483	41,451
Viad Corp.	153	4,461
Virgin America, Inc. †	290	11,182
Wabash National Corp. †	2,617	34,544
West Corp.	779	17,777

		1,473,728

Information Technology - 18.7%
A10 Networks, Inc. †	300	1,776
Advanced Energy Industries, Inc. †	1,344	46,758
Alliance Fiber Optic Products, Inc. †	200	2,958
Ambarella, Inc. †(a)	310	13,857
Amkor Technology, Inc. †	1,790	10,543
Applied Optoelectronics, Inc. †	440	6,560
AVG Technologies NV (Netherlands) †	886	18,384
AVX Corp.	825	10,370
Bankrate, Inc. †	1,087	9,968
Benchmark Electronics, Inc. †	228	5,255
Blackhawk Network Holdings, Inc. †	651	22,329
BroadSoft, Inc. †	511	20,619
Cabot Microelectronics Corp.	100	4,091
CACI International, Inc., Class A †	437	46,628
Ciena Corp. †	2,496	47,474
Cimpress NV (Netherlands) †	195	17,685
Cirrus Logic, Inc. †	1,880	68,451
Coherent, Inc. †	309	28,397
Cohu, Inc.	422	5,013
comScore, Inc. †	172	5,167

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Convergys Corp.	1,832	$50,875
Cray, Inc. †	644	26,990
CSG Systems International, Inc.	1,098	49,586
CTS Corp.	344	5,415
Digi International, Inc. †	219	2,065
Diodes, Inc. †	100	2,010
EarthLink Holdings Corp.	900	5,103
Ebix, Inc. (a)	859	35,039
Electronics For Imaging, Inc. †	167	7,079
Ellie Mae, Inc. †	548	49,671
EMCORE Corp. †	868	4,340
EPAM Systems, Inc. †	51	3,808
ePlus, Inc. †	306	24,636
ExlService Holdings, Inc. †	628	32,530
Extreme Networks, Inc. †	1,618	5,032
Fabrinet (Thailand) †	810	26,203
Fair Isaac Corp.	251	26,629
Fairchild Semiconductor International, Inc. †	586	11,720
Fleetmatics Group plc (Ireland) †	638	25,973
FormFactor, Inc. †	958	6,965
Gigamon, Inc. †	759	23,544
Hackett Group, Inc. (The)	836	12,640
Heartland Payment Systems, Inc.	173	16,707
II-VI, Inc. †	1,298	28,180
Infinera Corp. †	2,275	36,536
Infoblox, Inc. †	229	3,916
Inphi Corp. †	1,088	36,274
Insight Enterprises, Inc. †	637	18,244
Integrated Device Technology, Inc. †	3,468	70,886
InterDigital, Inc.	316	17,585
InvenSense, Inc. †	341	2,864
Ixia †	1,380	17,195
IXYS Corp.	445	4,993
j2 Global, Inc.	993	61,149
Lattice Semiconductor Corp. †(a)	789	4,481
Liquidity Services, Inc. †	300	1,554
LogMeIn, Inc. †	424	21,395
Luxoft Holding, Inc. (Switzerland) †	781	42,978
Manhattan Associates, Inc. †	1,456	82,803
MaxLinear, Inc., Class A †	1,486	27,491
Mentor Graphics Corp.	1,717	34,907
Methode Electronics, Inc.	409	11,959
Microsemi Corp. †	2,115	81,026
MicroStrategy, Inc., Class A †	222	39,898
MKS Instruments, Inc.	1,001	37,688
Monolithic Power Systems, Inc.	99	6,300
Monster Worldwide, Inc. †(a)	2,573	8,388
NeoPhotonics Corp. †	1,656	23,250
NETGEAR, Inc. †	862	34,799
NeuStar, Inc., Class A †(a)	1,373	33,776
OSI Systems, Inc. †	100	6,549
PC Connection, Inc.	203	5,239
PDF Solutions, Inc. †	512	6,851
Perficient, Inc. †	100	2,172
PFSweb, Inc. †	100	1,312
Photronics, Inc. †	2,118	22,048
Plantronics, Inc.	624	24,455

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Plexus Corp. †	115	$4,545
Polycom, Inc. †	2,176	24,262
Progress Software Corp. †	223	5,379
QAD, Inc., Class A	107	2,274
QLogic Corp. †	1,916	25,751
Qualys, Inc. †	204	5,163
Rambus, Inc. †	447	6,146
RetailMeNot, Inc. †	777	6,224
Rofin-Sinar Technologies, Inc. †	313	10,085
Rovi Corp. †	233	4,779
Rubicon Project, Inc. (The) †	289	5,283
Rudolph Technologies, Inc. †	1,202	16,419
Sanmina Corp. †	1,361	31,820
Sapiens International Corp. NV (Israel)	322	3,858
ShoreTel, Inc. †	1,371	10,200
Sigma Designs, Inc. †	400	2,720
Stamps.com, Inc. †	354	37,623
Super Micro Computer, Inc. †	220	7,498
Sykes Enterprises, Inc. †	1,321	39,868
Synaptics, Inc. †	618	49,279
SYNNEX Corp.	763	70,646
Syntel, Inc. †	631	31,506
Take-Two Interactive Software, Inc. †	1,661	62,570
Tech Data Corp. †	812	62,337
TeleTech Holdings, Inc.	622	17,267
Tessera Technologies, Inc.	873	27,063
TTM Technologies, Inc. †	1,290	8,578
Ubiquiti Networks, Inc. †(a)	823	27,381
United Online, Inc. †	320	3,693
VASCO Data Security International, Inc. †(a)	371	5,713
Vishay Intertechnology, Inc.	1,424	17,387
Web.com Group, Inc. †	754	14,944
Xcerra Corp. †	300	1,956
Zix Corp. †	1,315	5,168

		2,361,369

Materials - 2.5%
AEP Industries, Inc.	157	10,362
American Vanguard Corp. †	513	8,095
Chemtura Corp. †	878	23,179
Clearwater Paper Corp. †	86	4,172
Commercial Metals Co.	2,391	40,575
FutureFuel Corp.	417	4,916
Headwaters, Inc. †	874	17,340
Innospec, Inc.	805	34,905
Kaiser Aluminum Corp.	200	16,908
KMG Chemicals, Inc.	139	3,207
Kraton Performance Polymers, Inc. †	733	12,681
Materion Corp.	186	4,925
Minerals Technologies, Inc.	163	9,267
Neenah Paper, Inc.	279	17,761
Rayonier Advanced Materials, Inc.	284	2,698
Schweitzer-Mauduit International, Inc.	171	5,383
Stepan Co.	426	23,554
Trinseo SA †	872	32,098
US Concrete, Inc. †	310	18,470

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.5% (continued)
Worthington Industries, Inc.	680	$24,235

		314,731

Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	62	4,701
Cincinnati Bell, Inc. †	1,611	6,235
FairPoint Communications, Inc. †(a)	285	4,241
General Communication, Inc., Class A †	525	9,618
Inteliquent, Inc.	692	11,107
Intelsat SA (Luxembourg) †	1,731	4,362
Iridium Communications, Inc. †(a)	891	7,012
Shenandoah Telecommunications Co.	666	17,816
Spok Holdings, Inc.	387	6,776
Vonage Holdings Corp. †	2,571	11,749

		83,617

Utilities - 1.2%
New Jersey Resources Corp.	100	3,643
ONE Gas, Inc.	1,344	82,119
Ormat Technologies, Inc.	296	12,207
Piedmont Natural Gas Co., Inc.	398	23,812
Portland General Electric Co.	347	13,703
Spark Energy, Inc., Class A	189	3,402
WGL Holdings, Inc.	156	11,290

		150,176

TOTAL COMMON STOCKS (cost $11,173,509)		11,852,318

EXCHANGE TRADED FUND - 3.4%
iShares Russell 2000 Fund (a)
(cost $381,553)	3,793	419,581

SHORT-TERM INVESTMENT - 0.9%

Investment company - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(b)
(cost $114,340)	114,340	114,340

SECURITIES LENDING COLLATERAL - 9.0%

Money Market Funds - 9.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (2)(b)(c)
(cost $1,139,174)	1,139,174	1,139,174

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 107.2% (cost $12,808,576)		13,525,413

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2%)		(905,799)

NET ASSETS - 100.0%		$12,619,614

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,116,770; cash collateral of $1,139,174 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All	securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 90.4%	SHARES	VALUE (Note 4)
Australia - 4.1%
Aurizon Holdings Ltd.	17,908	$54,418
Bank of Queensland Ltd.	3,605	33,425
Caltex Australia Ltd.	4,126	107,611
Challenger Ltd.	15,303	98,204
CIMIC Group Ltd.	14,364	382,164
Cochlear Ltd.	1,474	115,293
Dexus Property Group REIT	33,527	203,597
Flight Centre Travel Group Ltd.	5,956	197,268
Goodman Group REIT	30,886	157,959
GPT Group (The) REIT	19,876	76,091
Harvey Norman Holdings Ltd.	18,350	66,012
Incitec Pivot Ltd.	100,256	244,685
Insurance Australia Group Ltd.	25,219	107,708
Macquarie Group Ltd.	8,404	425,361
Orica Ltd.	10,398	122,301
Qantas Airways Ltd. †	109,714	342,457
QBE Insurance Group Ltd.	39,637	331,235
Scentre Group REIT	16,646	56,663
Tabcorp Holdings Ltd.	117,362	384,852
Telstra Corp. Ltd.	98,332	401,290
Woodside Petroleum Ltd.	5,055	101,119

		4,009,713

Austria - 1.4%
Erste Group Bank AG †	17,355	487,103
OMV AG	23,398	656,976
Raiffeisen Bank International AG †	17,652	266,777

		1,410,856

Belgium - 1.0%
Ageas	7,303	289,026
Colruyt SA	1,555	90,430
Groupe Bruxelles Lambert SA	1,467	120,868
KBC Groep NV	7,156	368,518
Proximus	4,280	146,052

		1,014,894

Canada - 4.7%
Alimentation Couche-Tard, Inc., Class B (1)	20,260	901,658
Bank of Montreal (1)	8,976	545,091
Brookfield Asset Management, Inc., Class A (1)	5,220	181,549
Canadian Imperial Bank of Commerce (1)	5,176	386,661
CCL Industries, Inc., Class B (1)	491	93,191
CGI Group, Inc., Class A (1)†	1,377	65,810
Empire Co. Ltd., Class A (1)	11,929	206,662
Fairfax Financial Holdings Ltd. (1)	432	241,844
George Weston Ltd. (1)	3,260	291,875
Great-West Lifeco, Inc. (1)	2,283	62,825
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,386	132,382
Intact Financial Corp. (1)	5,015	351,118
Linamar Corp. (1)	848	40,802
Loblaw Cos. Ltd. (1)	3,527	197,485
Metro, Inc. (1)	8,741	303,268
National Bank of Canada (1)	2,436	79,696
Open Text Corp. (1)	727	37,661
Sun Life Financial, Inc. (1)	13,151	424,275

		4,543,853

	SHARES	VALUE (Note 4)
China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	75,300	$54,690

Denmark - 1.7%
Danske Bank A/S	6,153	173,640
DSV A/S	3,454	143,667
ISS A/S	9,462	379,490
Pandora A/S	2,282	298,344
Tryg A/S	6,835	132,372
Vestas Wind Systems A/S	2,134	150,361
William Demant Holding A/S †	3,932	394,932

		1,672,806

Finland - 1.3%
Elisa OYJ †	9,378	364,159
Neste OYJ	9,396	308,773
Nokia OYJ	18,647	110,618
Nokian Renkaat OYJ	6,766	238,708
Stora Enso OYJ, Class R	9,570	85,504
UPM-Kymmene OYJ	9,397	169,894

		1,277,656

France - 8.4%
AXA SA	23,754	557,001
BNP Paribas SA	20,284	1,019,080
Cap Gemini SA	2,566	240,702
Christian Dior SE	1,872	338,973
Cie Generale des Etablissements Michelin	5,596	571,735
Credit Agricole SA	2,641	28,559
Engie	1,980	30,677
Eurazeo SA	4,415	298,201
Ingenico Group	245	28,085
Lagardere SCA	4,168	110,554
LVMH Moet Hennessy Louis Vuitton SE	3,282	560,817
Numericable-SFR SA	2,420	101,634
Orange SA	13,955	243,695
Peugeot SA †	15,743	269,332
Renault SA	1,560	155,029
Safran SA	2,646	184,691
Sanofi	3,215	258,473
SCOR SE	9,744	343,534
Societe BIC SA	2,694	404,787
Societe Generale SA	12,740	470,768
Suez Environnement Co.	8,710	159,448
Thales SA	784	68,510
TOTAL SA	9,782	445,094
Valeo SA	2,236	347,695
Veolia Environnement SA	9,160	220,470
Vinci SA	8,165	606,040
Vivendi SA	8,362	175,242

		8,238,826

Germany - 6.9%
adidas AG	4,539	529,977
Allianz SE	7,101	1,153,239
Brenntag AG	2,138	121,829
Continental AG	3,513	796,783
Deutsche Lufthansa AG †	9,530	153,809
Deutsche Telekom AG	33,737	604,848
Evonik Industries AG	6,188	185,066

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 6.9% (continued)
Hannover Rueck SE	5,172	$601,102
HeidelbergCement AG	2,638	225,431
Infineon Technologies AG	27,628	391,719
Merck KGaA	520	43,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,761	966,218
OSRAM Licht AG	2,105	108,209
ProSiebenSat.1 Media SE	9,280	476,388
Telefonica Deutschland Holding AG	62,162	336,034

		6,693,907

Hong Kong - 2.3%
BOC Hong Kong Holdings Ltd.	24,500	73,187
Cathay Pacific Airways Ltd.	22,000	38,104
CK Hutchison Holdings Ltd.	4,000	51,968
Hang Seng Bank Ltd.	17,300	306,106
Henderson Land Development Co. Ltd.	42,400	260,727
Hysan Development Co. Ltd.	9,000	38,355
Kerry Properties Ltd.	25,000	68,640
Link REIT	6,500	38,614
NWS Holdings Ltd.	50,000	79,737
PCCW Ltd.	228,000	147,679
Sino Land Co. Ltd.	152,000	241,443
Swire Properties Ltd.	12,400	33,564
Techtronic Industries Co. Ltd.	56,000	221,844
WH Group Ltd. 144A †(a)	531,000	384,025
Wheelock & Co. Ltd.	46,000	205,548
Yue Yuen Industrial Holdings Ltd.	20,000	68,761

		2,258,302

Ireland - 0.1%
Shire plc	1,532	87,377

Italy - 3.0%
Assicurazioni Generali SpA	25,680	380,143
Banco Popolare SC †	21,355	146,639
Enel SpA	35,388	156,883
Eni SpA	21,389	323,032
Intesa Sanpaolo SpA	282,096	780,000
Mediobanca SpA	29,080	209,131
Prysmian SpA	8,786	198,786
Snam SpA	18,414	115,235
Terna Rete Elettrica Nazionale SpA	27,302	155,671
UniCredit SpA	94,774	341,660
UnipolSai SpA	49,542	114,417

		2,921,597

Japan - 32.1%
Acom Co. Ltd. †	16,500	83,079
Aeon Co. Ltd.	2,700	39,004
AEON Financial Service Co. Ltd.	12,000	282,508
Aisin Seiki Co. Ltd.	6,400	240,895
Alfresa Holdings Corp.	16,200	310,909
Alps Electric Co. Ltd.	17,000	296,635
Amada Holdings Co. Ltd.	12,500	121,797
Bandai Namco Holdings, Inc.	8,000	174,387
Bank of Yokohama Ltd. (The)	46,000	206,965
Bridgestone Corp.	10,900	406,819
Casio Computer Co. Ltd.	6,200	125,041

	SHARES	VALUE (Note 4)
Japan - 32.1% (continued)
Central Japan Railway Co.	4,000	$707,406
Chiba Bank Ltd. (The)	34,000	169,343
Chubu Electric Power Co., Inc.	29,700	414,474
Credit Saison Co. Ltd.	2,900	50,448
Daicel Corp.	5,900	80,425
Dai-ichi Life Insurance Co. Ltd. (The)	62,900	762,316
Daiichi Sankyo Co. Ltd.	19,300	428,366
Daikin Industries Ltd.	1,100	82,153
Daiwa Securities Group, Inc.	17,000	104,489
Dentsu, Inc.	4,800	240,799
Eisai Co. Ltd.	2,200	132,268
Fuji Heavy Industries Ltd.	15,400	543,824
FUJIFILM Holdings Corp.	7,500	296,455
Fukuoka Financial Group, Inc.	36,000	117,269
Gunma Bank Ltd. (The)	24,000	99,128
Hachijuni Bank Ltd. (The)	35,000	150,783
Hiroshima Bank Ltd. (The)	75,000	273,656
Hisamitsu Pharmaceutical Co., Inc.	2,300	102,788
Hitachi Chemical Co. Ltd.	4,200	75,473
Hokuhoku Financial Group, Inc.	113,000	148,480
Honda Motor Co. Ltd.	31,800	869,447
Hoya Corp.	3,200	121,634
Idemitsu Kosan Co. Ltd.	8,300	148,099
Iida Group Holdings Co. Ltd.	20,600	401,202
Isuzu Motors Ltd.	2,500	25,787
ITOCHU Corp.	11,900	146,237
Itochu Techno-Solutions Corp.	1,300	24,529
Iyo Bank Ltd. (The)	18,300	119,644
Japan Airlines Co. Ltd.	5,400	197,964
JTEKT Corp.	13,900	180,372
JX Holdings, Inc.	203,500	783,549
Kaneka Corp.	20,000	171,257
Kansai Electric Power Co., Inc. (The) †	29,500	261,010
KDDI Corp.	22,900	610,990
Koito Manufacturing Co. Ltd.	8,500	384,887
Konami Holdings Corp.	4,200	124,127
Konica Minolta, Inc.	4,100	34,775
Kose Corp.	3,700	359,704
Mabuchi Motor Co. Ltd.	1,600	74,439
Mazda Motor Corp.	10,000	155,218
Medipal Holdings Corp.	13,000	205,629
MEIJI Holdings Co. Ltd.	2,900	233,040
Minebea Co. Ltd.	9,000	70,168
Mitsubishi Chemical Holdings Corp.	39,900	208,322
Mitsubishi Electric Corp.	7,000	73,346
Mitsubishi UFJ Financial Group, Inc.	349,000	1,617,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,800	174,497
Mitsui Chemicals, Inc.	36,000	119,831
Mixi, Inc.	7,200	267,030
Mizuho Financial Group, Inc.	490,900	731,580
MS&AD Insurance Group Holdings, Inc.	15,200	423,643
Murata Manufacturing Co. Ltd.	6,200	748,134
Nexon Co. Ltd.	25,700	438,298
NHK Spring Co. Ltd.	3,200	30,601
Nippon Telegraph & Telephone Corp.	23,500	1,015,141
Nissan Motor Co. Ltd.	54,500	503,866
Nitto Denko Corp.	6,600	367,775
NOK Corp.	12,900	220,080

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 32.1% (continued)
Nomura Holdings, Inc.	140,700	$628,416
Nomura Real Estate Holdings, Inc.	2,700	49,842
NSK Ltd.	27,800	254,451
NTT Data Corp.	700	35,104
NTT DOCOMO, Inc.	16,700	379,615
Obayashi Corp.	15,600	153,764
ORIX Corp.	43,500	619,580
Otsuka Corp.	1,500	79,127
Otsuka Holdings Co. Ltd.	7,900	286,941
Panasonic Corp.	6,500	58,869
Park24 Co. Ltd.	2,800	78,340
Ryohin Keikaku Co. Ltd.	500	105,635
Santen Pharmaceutical Co. Ltd.	12,200	183,372
Sekisui House Ltd.	11,100	187,275
Seven & i Holdings Co. Ltd.	14,000	596,508
Shimadzu Corp.	15,000	235,326
Shimamura Co. Ltd.	300	37,449
Shimizu Corp.	10,000	84,694
Shinsei Bank Ltd.	27,000	35,238
Shionogi & Co. Ltd.	11,000	517,013
Shiseido Co. Ltd.	3,500	77,973
Shizuoka Bank Ltd. (The)	10,000	72,102
Sompo Japan Nipponkoa Holdings, Inc.	13,100	371,273
Sony Corp.	27,400	704,485
Sumitomo Chemical Co. Ltd.	63,000	285,164
Sumitomo Electric Industries Ltd.	2,200	26,677
Sumitomo Mitsui Financial Group, Inc.	30,900	938,052
Sumitomo Mitsui Trust Holdings, Inc.	37,000	108,317
Suzuken Co. Ltd.	8,000	271,529
Suzuki Motor Corp.	7,700	205,888
T&D Holdings, Inc.	35,500	331,607
TDK Corp.	4,700	260,784
Teijin Ltd.	43,000	149,739
Toho Gas Co. Ltd.	13,000	92,273
Tohoku Electric Power Co., Inc.	15,800	203,622
Tokio Marine Holdings, Inc.	12,200	412,213
Tokyo Electric Power Co., Inc. †	111,000	609,795
Toppan Printing Co. Ltd.	10,000	83,842
TOTO Ltd.	5,300	164,972
Toyo Seikan Group Holdings Ltd.	5,000	93,563
Toyota Motor Corp.	4,300	228,052
West Japan Railway Co.	4,200	259,338
Yahoo Japan Corp.	6,400	27,240
Yamaguchi Financial Group, Inc.	14,000	127,107
Yamaha Corp.	8,200	246,671
Yamaha Motor Co. Ltd.	9,200	152,911
Yamazaki Baking Co. Ltd.	12,000	252,581

		31,275,691

Luxembourg - 0.3%
Tenaris SA	25,416	315,356

Netherlands - 3.4%
Boskalis Westminster	3,985	156,184
ING Groep NV CVA	82,031	981,650
Koninklijke Ahold NV	25,703	577,323
NN Group NV	20,994	685,343
Randstad Holding NV	4,934	272,908

	SHARES	VALUE (Note 4)
Netherlands - 3.4% (continued)
Wolters Kluwer NV	16,618	$662,352

		3,335,760

Portugal - 0.4%
Galp Energia SGPS SA	8,228	103,318
Jeronimo Martins SGPS SA	15,231	248,981

		352,299

Singapore - 0.8%
CapitaLand Commercial Trust Ltd. REIT	42,100	45,950
ComfortDelGro Corp. Ltd.	57,000	123,540
DBS Group Holdings Ltd.	14,300	162,905
Oversea-Chinese Banking Corp. Ltd.	37,100	243,142
United Overseas Bank Ltd.	12,400	173,451

		748,988

South Africa - 0.3%
Mondi plc	12,922	247,111

Spain - 1.9%
Endesa SA	18,999	364,083
Ferrovial SA	17,019	365,244
Gas Natural SDG SA	2,169	43,789
Iberdrola SA	121,604	809,513
Industria de Diseno Textil SA	7,838	262,727

		1,845,356

Sweden - 0.6%
Investor AB, Class B	2,740	96,857
Nordea Bank AB	33,639	322,662
Securitas AB, Class B	10,323	170,706
Swedish Match AB	1,210	41,017

		631,242

Switzerland - 4.9%
Actelion Ltd. †	534	79,694
Adecco SA †	3,018	196,324
Baloise Holding AG	8,007	1,016,347
Coca-Cola HBC AG †	14,323	303,738
Credit Suisse Group AG †	21,171	298,976
Givaudan SA	136	266,533
Sika AG	35	138,552
Swiss Life Holding AG †	2,494	661,828
Swiss Re AG	12,164	1,123,220
UBS Group AG	29,019	466,801
Zurich Insurance Group AG †	998	231,448

		4,783,461

United Kingdom - 10.7%
3i Group plc	26,738	174,833
Aviva plc	24,923	162,733
BAE Systems plc	22,878	166,879
Barclays plc	20,544	44,100
Barratt Developments plc	19,908	159,822
British Land Co. plc (The) REIT	9,564	96,003
BT Group plc	181,125	1,143,652
Direct Line Insurance Group plc	144,477	766,335
Dixons Carphone plc	43,998	268,889
Fiat Chrysler Automobiles NV	32,719	264,036

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 10.7% (continued)
Hammerson plc REIT	5,925	$49,153
HSBC Holdings plc	32,248	200,549
Imperial Brands plc	6,967	385,744
Inmarsat plc	3,105	43,799
International Consolidated Airlines Group SA	49,051	390,294
Intertek Group plc	11,369	516,207
Intu Properties plc REIT	21,010	94,206
J Sainsbury plc	14,763	58,501
Kingfisher plc	79,044	426,331
Land Securities Group plc REIT	4,025	63,464
Legal & General Group plc	34,823	117,335
Marks & Spencer Group plc	47,875	278,984
National Grid plc	53,255	753,524
Old Mutual plc	11,016	30,428
Persimmon plc	14,991	447,950
Petrofac Ltd.	9,586	126,510
Prudential plc	5,602	104,245
Royal Mail plc	71,876	495,627
Sage Group plc (The)	39,230	353,714
Segro plc REIT	57,152	336,174
Sky plc	36,287	533,221
Taylor Wimpey plc	124,147	338,346
Vodafone Group plc	135,401	430,258
William Hill plc	25,380	118,745
WPP plc	20,607	479,639

		10,420,230

TOTAL COMMON STOCKS (cost $90,384,896)		88,139,971

EXCHANGE TRADED FUND - 8.5%
iShares MSCI EAFE Fund (1)
(cost $8,012,223)	145,107	8,289,963

SHORT-TERM INVESTMENT - 1.0%

Investment Company - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (b)
(cost $953,110)	953,110	953,110

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9% (cost $99,350,229)		97,383,044

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		142,997

NET ASSETS - 100.0%		$97,526,041

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$16,293,315	16.7%
Consumer Staples	5,549,518	5.7
Energy	3,419,436	3.5
Exchange Traded Fund	8,289,963	8.5
Financials	32,368,703	33.3
Health Care	3,539,475	3.6
Industrials	9,110,913	9.3
Information Technology	4,095,873	4.2
Materials	3,329,816	3.4
Telecommunication Services	6,042,454	6.2
Utilities	4,390,468	4.5
Short-Term Investment	953,110	1.0

Total Investments In Securities, At Value	97,383,044	99.9
Other Assets in Excess of Liabilities	142,997	0.1

Net Assets	$97,526,041	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 91.1%	SHARES	VALUE (Note 4)
Brazil - 4.2%
Ambev SA ADR (1)	154,942	$802,600
Banco Bradesco SA ADR (1)	70,800	527,460
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	74,400	316,583
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	20,200	133,320
Cia Energetica de Minas Gerais ADR (1)	113,611	256,761
EDP - Energias do Brasil SA (1)	259,700	902,105
Equatorial Energia SA (1)	112,200	1,275,635
Fibria Celulose SA ADR (1)	89,150	755,992
Itau Unibanco Holding SA ADR (1)	40,863	351,013
JBS SA (1)	690,100	2,099,674
Kroton Educacional SA (1)	104,500	333,642
Lojas Renner SA (1)	95,900	556,359
Natura Cosmeticos SA (1)	22,400	166,521
Porto Seguro SA (1)	92,300	697,708
Qualicorp SA (1)†	23,100	95,724
Telefonica Brasil SA ADR (1)	13,425	167,678
Ultrapar Participacoes SA (1)	38,300	741,576

		10,180,351

Chile - 1.3%
Banco Santander Chile ADR (1)	11,323	219,100
Cencosud SA (1)	266,801	672,917
Cia Cervecerias Unidas SA ADR (1)	29,511	662,522
Corpbanca SA (1)	36,427,789	333,119
Enersis Americas SA ADR (1)	85,995	1,195,331

		3,082,989

China - 20.8%
Agricultural Bank of China Ltd., Class H	3,304,000	1,188,647
Air China Ltd., Class H	132,000	93,676
Alibaba Group Holding Ltd. ADR (1)†	15,942	1,259,896
ANTA Sports Products Ltd.	239,000	526,145
Baidu, Inc. ADR (1)†	4,367	833,573
Bank of China Ltd., Class H	1,847,000	766,812
Bank of Communications Co. Ltd., Class H	791,000	520,454
Beijing Capital International Airport Co. Ltd., Class H	288,000	307,586
Belle International Holdings Ltd.	1,267,000	734,461
China Cinda Asset Management Co. Ltd., Class H	480,000	168,468
China CITIC Bank Corp. Ltd., Class H †	1,133,000	694,470
China Communications Services Corp. Ltd., Class H	862,000	393,607
China Construction Bank Corp., Class H	8,891,000	5,691,614
China Everbright Bank Co. Ltd., Class H	1,956,000	950,862
China Galaxy Securities Co. Ltd., Class H	1,073,500	1,045,537
China Life Insurance Co. Ltd., Class H	27,000	66,346
China Merchants Bank Co. Ltd., Class H	1,164,500	2,450,711
China Minsheng Banking Corp. Ltd., Class H	2,177,000	2,033,744
China Pacific Insurance Group Co. Ltd., Class H	53,200	199,790
China Railway Construction Corp. Ltd., Class H	815,000	970,354
China Railway Group Ltd., Class H	38,000	28,869

	SHARES	VALUE (Note 4)
China - 20.8% (continued)
China Southern Airlines Co. Ltd., Class H	1,870,000	$1,177,446
China Telecom Corp. Ltd., Class H	2,494,000	1,320,382
China Vanke Co. Ltd., Class H	459,300	1,127,092
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,534,000	812,071
CNOOC Ltd. ADR (1)	24,589	2,878,388
Country Garden Holdings Co. Ltd.	2,237,000	889,182
Ctrip.com International Ltd. ADR (1)†	4,200	185,892
Dalian Wanda Commercial Properties Co. Ltd., Class H 144A (a)	90,000	533,317
Dongfeng Motor Group Co. Ltd., Class H	390,000	487,732
Evergrande Real Estate Group Ltd. (b)	985,000	760,511
Geely Automobile Holdings Ltd.	2,245,000	1,113,477
Great Wall Motor Co. Ltd., Class H	452,500	367,455
Guangzhou R&F Properties Co. Ltd., Class H	198,000	283,717
Huadian Power International Corp. Ltd., Class H	714,000	455,577
Huaneng Power International, Inc., Class H	338,000	303,060
Industrial & Commercial Bank of China Ltd., Class H	8,377,000	4,692,577
JD.com, Inc. ADR (1)†	5,598	148,347
Jiangsu Expressway Co. Ltd., Class H	188,000	253,176
Longfor Properties Co. Ltd.	474,000	674,324
NetEase, Inc. ADR (1)	1,313	188,521
New China Life Insurance Co. Ltd., Class H	24,800	87,655
People’s Insurance Co. Group of China Ltd. (The), Class H	1,869,000	793,628
PICC Property & Casualty Co. Ltd., Class H	660,000	1,215,237
Ping An Insurance Group Co. of China Ltd., Class H	610,500	2,929,654
Qihoo 360 Technology Co. Ltd. ADR (1)†	1,566	118,311
Shui On Land Ltd. (b)	1,860,000	502,185
Sino-Ocean Land Holdings Ltd.	759,500	359,918
Sinopec Engineering Group Co. Ltd., Class H	577,000	466,939
Sinopec Shanghai Petrochemical Co. Ltd., Class H †	2,156,000	1,094,420
Sinotrans Ltd., Class H	607,000	265,844
Sunac China Holdings Ltd.	46,000	30,997
Tencent Holdings Ltd.	77,100	1,576,261
TravelSky Technology Ltd., Class H	440,000	721,352
Zhejiang Expressway Co. Ltd., Class H	70,000	75,117
ZHuzhou CRRC Times Electric Co. Ltd., Class H	59,500	347,743
ZTE Corp., Class H (3)(c)	225,200	419,340

		50,582,467

Hong Kong - 7.3%
China Everbright Ltd.	200,000	419,262
China Jinmao Holdings Group Ltd.	1,118,000	311,032
China Mobile Ltd. ADR (1)	166,399	9,226,824
China Overseas Land & Investment Ltd.	550,000	1,741,945
China Power International Development Ltd.	1,145,000	593,113

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 7.3% (continued)
China Resources Gas Group Ltd.	18,000	$51,409
China Resources Land Ltd.	420,000	1,077,552
China Resources Power Holdings Co. Ltd.	278,000	519,706
China Taiping Insurance Holdings Co. Ltd. †	126,000	277,508
China Unicom Hong Kong Ltd.	332,000	437,252
CITIC Ltd. (b)	463,000	704,447
Far East Horizon Ltd.	287,000	221,103
Guangdong Investment Ltd.	296,000	374,282
Kunlun Energy Co. Ltd.	390,000	339,293
New World China Land Ltd.	254,000	258,848
Nine Dragons Paper Holdings Ltd.	628,000	475,792
Shimao Property Holdings Ltd.	54,500	80,820
Sino Biopharmaceutical Ltd.	675,000	506,420
Yuexiu Property Co. Ltd. (b)	1,510,000	218,102

		17,834,710

Hungary - 1.1%
MOL Hungarian Oil & Gas plc	14,849	892,567
OTP Bank plc	33,455	839,305
Richter Gedeon Nyrt	48,882	973,788

		2,705,660

India - 3.7%
Dr. Reddy’s Laboratories Ltd. ADR (1)	24,235	1,095,179
ICICI Bank Ltd. ADR (1)	272,200	1,948,952
Infosys Ltd. ADR (1)	167,000	3,176,340
Reliance Industries Ltd. GDR (LSE) 144A (a)	2,197	67,290
Reliance Industries Ltd. GDR 144A (a)	5,268	166,291
State Bank of India GDR	15,850	464,976
Tata Motors Ltd. ADR (1)†	63,657	1,849,236
Wipro Ltd. ADR (1)	19,515	245,499

		9,013,763

Indonesia - 1.3%
Bank Negara Indonesia Persero Tbk. PT	740,300	290,219
Bank Rakyat Indonesia Persero Tbk. PT †	143,500	123,488
Gudang Garam Tbk. PT	60,800	299,292
Indofood Sukses Makmur Tbk. PT	195,300	106,402
Lippo Karawaci Tbk. PT	1,901,500	149,751
Telekomunikasi Indonesia Persero Tbk. PT	4,384,100	1,105,074
United Tractors Tbk. PT	884,300	1,020,038

		3,094,264

Korea, Republic of - 18.4%
Amorepacific Corp.	622	210,342
AMOREPACIFIC Group	2,555	327,246
BGF retail Co. Ltd.	4,959	711,185
BNK Financial Group, Inc.	29,001	245,954
CJ Corp.	6,907	1,180,954
CJ E&M Corp.	8,542	476,913
Coway Co. Ltd.	1,040	87,596
Daelim Industrial Co. Ltd.	7,643	607,833
Daewoo Securities Co. Ltd.	121,767	880,881
DGB Financial Group, Inc.	74,019	576,154
Dongbu Insurance Co. Ltd.	15,961	1,061,538
E-MART, Inc.	850	130,530

	SHARES	VALUE (Note 4)
Korea, Republic of - 18.4% (continued)
GS Retail Co. Ltd.	11,644	$480,308
Hana Financial Group, Inc.	3,462	75,114
Hankook Tire Co. Ltd.	13,098	623,022
Hanwha Chemical Corp.	49,472	1,080,862
Hanwha Corp.	33,133	1,028,984
Hanwha Life Insurance Co. Ltd.	113,353	664,367
Hyosung Corp.	5,605	705,437
Hyundai Department Store Co. Ltd.	2,820	339,259
Hyundai Development Co.-Engineering & Construction	13,898	558,856
Hyundai Marine & Fire Insurance Co. Ltd.	51,378	1,492,353
Hyundai Mobis Co. Ltd.	2,246	489,354
Industrial Bank of Korea	87,145	933,522
Kangwon Land, Inc.	26,291	939,854
KB Financial Group, Inc.	54,931	1,525,281
Kia Motors Corp.	27,109	1,145,112
Korea Electric Power Corp.	42,426	2,222,506
Korea Investment Holdings Co. Ltd.	13,873	533,636
Korea Zinc Co. Ltd.	1,237	521,313
Korean Air Lines Co. Ltd. †	6,799	184,139
KT Corp.	9,982	259,320
KT&G Corp.	11,482	1,105,602
LG Chem Ltd.	4,851	1,392,194
LG Display Co. Ltd.	3,696	85,566
LG Household & Health Care Ltd.	474	391,931
LG Innotek Co. Ltd.	2,151	149,178
LG Uplus Corp.	90,999	879,449
Lotte Chemical Corp.	6,882	2,058,202
Lotte Chilsung Beverage Co. Ltd.	164	260,904
Mirae Asset Securities Co. Ltd.	8,714	178,084
NCSoft Corp.	2,665	591,270
NH Investment & Securities Co. Ltd.	26,063	226,503
S-1 Corp.	5,639	436,236
Samsung Electro-Mechanics Co. Ltd.	9,021	463,938
Samsung Electronics Co. Ltd. GDR (LSE)	2,258	1,284,380
Samsung Electronics Co. Ltd. GDR 144A (a)	8,337	4,782,329
Samsung Fire & Marine Insurance Co. Ltd.	825	213,070
Samsung Life Insurance Co. Ltd.	2,899	298,237
Samsung Securities Co. Ltd.	16,965	592,959
Shinhan Financial Group Co. Ltd.	38,233	1,345,795
Shinsegae Co. Ltd.	4,246	754,317
SK Hynix, Inc.	5,184	127,618
SK Innovation Co. Ltd.	15,387	2,319,052
SK Telecom Co. Ltd.	665	120,504
S-Oil Corp.	16,503	1,415,090
Woori Bank	126,902	1,049,456

		44,821,589

Malaysia - 1.3%
AirAsia Bhd.	1,544,800	724,708
IHH Healthcare Bhd.	245,500	412,641
Malayan Banking Bhd.	256,500	592,828
MISC Bhd.	130,500	297,651
Public Bank Bhd.	134,300	646,187
Tenaga Nasional Bhd.	95,400	340,823

		3,014,838

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Malta - 0.7%
Brait SE †	140,702	$1,590,321

Mexico - 2.7%
Alfa SAB de CV, Class A (1)	277,400	556,979
Cemex SAB de CV ADR (1)†	43,274	315,035
Fomento Economico Mexicano SAB de CV ADR (1)	5,871	565,436
Gentera SAB de CV (1)	89,800	176,511
Gruma SAB de CV, Class B (1)	87,600	1,387,786
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	42,000	374,708
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	1,140	171,194
Grupo Bimbo SAB de CV, Series A (1)†	58,600	173,217
Grupo Financiero Banorte SAB de CV, Class O (1)	94,700	534,036
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	33,807	305,277
Grupo Lala SAB de CV (1)	351,900	958,923
Grupo Televisa SAB ADR (1)	15,696	431,012
Kimberly-Clark de Mexico SAB de CV, Class A (1)	153,900	370,294
OHL Mexico SAB de CV (1)†	106,600	168,688
Promotora y Operadora de Infraestructura SAB de CV (1)	11,280	149,981

		6,639,077

Peru - 0.1%
Credicorp Ltd. (1)	1,800	235,818

Philippines - 0.2%
Ayala Corp.	7,220	117,616
BDO Unibank, Inc.	30,960	68,754
Globe Telecom, Inc.	5,085	245,115
JG Summit Holdings, Inc.	82,720	142,595

		574,080

Poland - 2.3%
Alior Bank SA †	10,041	174,517
Cyfrowy Polsat SA †	13,989	90,929
Enea SA	97,650	311,387
Energa SA	134,922	473,265
Eurocash SA	69,980	999,474
Grupa Azoty SA †	14,392	371,104
Grupa Lotos SA †	89,626	668,508
mBank SA †	578	52,547
Polski Koncern Naftowy Orlen SA	70,126	1,387,183
Polskie Gornictwo Naftowe i Gazownictwo SA	763,487	1,086,862

		5,615,776

Russia - 3.2%
Gazprom PAO ADR (1)	200,180	862,776
Lukoil PJSC ADR (1)	16,741	647,040
MegaFon PJSC GDR	13,455	147,720
MMC Norilsk Nickel PJSC ADR (LSE)	8,107	104,474
MMC Norilsk Nickel PJSC ADR (1)	77,108	999,320
Mobile TeleSystems PJSC ADR (1)	131,735	1,065,736
Novatek OAO GDR	2,996	268,597
Rosneft OAO GDR	39,038	176,740

	SHARES	VALUE (Note 4)
Russia - 3.2% (continued)
Severstal PAO GDR	84,693	$894,770
Sistema JSFC GDR	81,093	523,064
Surgutneftegas OAO ADR (1)	50,584	296,422
Tatneft PAO ADR (LSE)	3,417	108,356
Tatneft PAO ADR (1)	53,266	1,729,014

		7,824,029

South Africa - 5.4%
AngloGold Ashanti Ltd. ADR (1)†	7,058	96,624
Barloworld Ltd.	54,389	277,269
Bidvest Group Ltd. (The)	25,674	647,911
Capitec Bank Holdings Ltd.	10,318	399,468
Discovery Ltd.	10,406	85,545
Exxaro Resources Ltd.	54,605	265,402
Hyprop Investments Ltd. REIT	84,685	672,891
Investec Ltd.	170,547	1,268,268
Liberty Holdings Ltd.	43,343	424,515
MMI Holdings Ltd.	173,193	291,307
Mondi Ltd.	45,390	873,441
Naspers Ltd., Class N	9,933	1,384,658
Nedbank Group Ltd.	8,400	110,227
Netcare Ltd.	137,191	335,235
Pick n Pay Stores Ltd.	98,405	467,613
Pioneer Foods Group Ltd.	19,600	184,607
Redefine Properties Ltd. REIT	425,319	343,963
Remgro Ltd.	16,055	271,794
Resilient REIT Ltd.	74,141	680,386
Sappi Ltd. †	56,500	249,949
Sasol Ltd.	54,516	1,617,732
SPAR Group Ltd. (The)	17,087	230,204
Standard Bank Group Ltd.	88,812	794,684
Telkom SA SOC Ltd.	74,958	291,883
Truworths International Ltd.	93,944	624,040
Vodacom Group Ltd.	8,410	91,350
Woolworths Holdings Ltd.	37,041	224,685

		13,205,651

Taiwan - 12.9%
Advanced Semiconductor Engineering, Inc.	70,000	81,083
Asustek Computer, Inc.	72,000	646,082
AU Optronics Corp.	170,000	50,922
Casetek Holdings Ltd.	153,000	831,107
Catcher Technology Co. Ltd.	145,000	1,188,385
Cathay Financial Holding Co. Ltd.	542,000	648,465
China Airlines Ltd. †	994,000	354,871
China Development Financial Holding Corp.	1,190,000	317,927
China Life Insurance Co. Ltd.	1,172,300	902,303
Compal Electronics, Inc. †	419,000	262,909
E.Sun Financial Holding Co. Ltd.	196,000	109,606
Eva Airways Corp. †	720,000	402,497
Far EasTone Telecommunications Co. Ltd. †	227,000	508,406
Feng TAY Enterprise Co. Ltd.	102,090	542,388
Foxconn Technology Co. Ltd.	410,240	920,295
Fubon Financial Holding Co. Ltd.	1,088,000	1,385,781
Hon Hai Precision Industry Co. Ltd.	1,293,950	3,406,010

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.9% (continued)
Innolux Corp.	2,657,000	$927,756
Inventec Corp.	379,000	240,000
Lite-On Technology Corp.	713,000	869,782
Mega Financial Holding Co. Ltd.	623,000	443,112
Novatek Microelectronics Corp.	22,000	88,560
Pegatron Corp.	340,000	791,519
Pou Chen Corp.	641,000	816,375
Powertech Technology, Inc. †	381,000	863,461
Radiant Opto-Electronics Corp.	99,000	191,872
Realtek Semiconductor Corp.	14,000	38,485
Shin Kong Financial Holding Co. Ltd.	3,200,411	642,467
SinoPac Financial Holdings Co. Ltd.	1,090,680	337,180
Taiwan Business Bank †	255,563	67,745
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	377,505	9,890,631
Transcend Information, Inc.	18,000	55,609
Uni-President Enterprises Corp.	564,000	990,419
United Microelectronics Corp.	1,647,000	676,704
WPG Holdings Ltd.	109,000	116,124
Zhen Ding Technology Holding Ltd.	363,000	812,094

		31,418,932

Thailand - 2.4%
Airports of Thailand PCL NVDR	13,800	157,547
Bangkok Bank PCL NVDR	56,000	286,269
Bumrungrad Hospital PCL NVDR	24,400	146,904
Delta Electronics Thailand PCL NVDR	206,300	509,725
Indorama Ventures PCL NVDR	328,900	212,881
IRPC PCL NVDR	6,181,600	886,023
PTT Exploration & Production PCL NVDR	226,300	451,156
PTT Global Chemical PCL NVDR	519,600	893,426
PTT PCL NVDR	56,700	450,119
Thai Oil PCL NVDR	590,200	1,159,800
Thai Union Group PCL NVDR	1,289,900	766,198

		5,920,048

Turkey - 1.8%
Akbank TAS	52,156	148,560
Arcelik A/S	123,231	837,868
Eregli Demir ve Celik Fabrikalari TAS	608,065	915,396
TAV Havalimanlari Holding A/S	71,741	428,151
Tupras Turkiye Petrol Rafinerileri A/S †	13,163	370,745
Turk Hava Yollari AO †	108,836	301,104
Turk Telekomunikasyon A/S	21,953	52,042
Turkiye Sise ve Cam Fabrikalari A/S	467,881	608,062
Turkiye Vakiflar Bankasi TAO, Class D	253,634	424,253
Yapi ve Kredi Bankasi A/S †	169,040	249,226

		4,335,407

TOTAL COMMON STOCKS (cost $217,261,909)		221,689,770

PREFERRED STOCKS - 1.7%

Brazil - 1.5%
Braskem SA, Class A (1)	278,900	1,802,633
Centrais Eletricas Brasileiras SA, Class B (1)	325,600	949,910
Cia Brasileira de Distribuicao (1)	6,500	90,297

	SHARES	VALUE (Note 4)
Brazil - 1.5% (continued)
Cia Energetica de Sao Paulo, Series B (1)	73,800	$325,113
Gerdau SA (1)	28,300	51,710
Suzano Papel e Celulose SA, Series A (1)	170,800	603,273

		3,822,936

Chile - 0.2%
Embotelladora Andina SA, Series B (1)	127,370	418,178

TOTAL PREFERRED STOCKS (cost $4,167,771)		4,241,114

RIGHTS - 0.0% (d)

Taiwan - 0.0% (d)
Fubon Financial Holding Co. Ltd. (3)†(c)
(cost $—)	47,842	—

SHORT-TERM INVESTMENT - 7.0%

Investment Company - 7.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (e)
(cost $16,947,978)	16,947,978	16,947,978

SECURITIES LENDING COLLATERAL - 0.5%

Money Market Funds - 0.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (e)(f)
(cost $1,153,057)	1,153,057	1,153,057

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.3% (cost $239,530,715)		244,031,919

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%) (g)		(613,693)

NET ASSETS - 100.0%		$243,418,226

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	All or a portion of the security on loan. The aggregate market value of such securities is $1,047,485; cash collateral of $1,153,057 was received with which the Fund purchased a money market fund.
(c)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $419,340 or 0.2% of total net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$16,110,127	6.6%
Consumer Staples	16,030,622	6.6
Energy	21,252,022	8.7
Financials	70,030,631	28.7
Health Care	3,565,890	1.5
Industrials	15,472,152	6.4
Information Technology	39,482,485	16.2
Materials	16,468,246	6.8
Telecommunication Services	16,835,408	6.9
Utilities	10,683,301	4.4
Short-Term Investment	16,947,978	7.0
Securities Lending Collateral	1,153,057	0.5

Total Investments In Securities, At Value	244,031,919	100.3
Liabilities in Excess of Other Assets (g)	(613,693)	(0.3)

Net Assets	$243,418,226	100.0%

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
337	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	06/2016	$13,471,796	$14,051,215	$579,419

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$(72,425)	$(72,425)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 95.8%	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.9%
Amazon.com, Inc. †	37,320	$22,154,645
AutoZone, Inc. †	3,668	2,922,259
Brinker International, Inc.	12,400	569,780
Carnival Corp.	67,859	3,580,919
Carter’s, Inc.	7,700	811,426
Charter Communications, Inc., Class A †	11,687	2,365,799
Comcast Corp., Class A	88,256	5,390,676
CST Brands, Inc.	13,128	502,671
Darden Restaurants, Inc.	15,065	998,809
Delphi Automotive plc (United Kingdom)	21,132	1,585,323
Dollar General Corp.	20,464	1,751,718
Dollar Tree, Inc. †	15,105	1,245,558
Domino’s Pizza, Inc.	12,719	1,677,127
DR Horton, Inc.	47,077	1,423,138
Expedia, Inc.	22,219	2,395,653
Foot Locker, Inc.	24,400	1,573,800
Gentex Corp.	26,000	407,940
Genuine Parts Co.	16,500	1,639,440
Goodyear Tire & Rubber Co. (The)	29,794	982,606
Graham Holdings Co., Class B	737	353,760
Hanesbrands, Inc.	16,103	456,359
Hasbro, Inc.	20,483	1,640,688
Home Depot, Inc. (The)	108,992	14,542,803
Interpublic Group of Cos., Inc. (The)	21,162	485,668
L Brands, Inc.	29,991	2,633,510
Lear Corp.	7,439	826,994
Leggett & Platt, Inc.	14,426	698,218
LKQ Corp. †	26,100	833,373
Lowe’s Cos., Inc.	49,493	3,749,095
Madison Square Garden Co. (The), Class A †	2,525	420,059
McDonald’s Corp.	81,803	10,281,001
Michaels Cos., Inc. (The) †	21,313	596,125
Mohawk Industries, Inc. †	10,420	1,989,178
Murphy USA, Inc. †	6,252	384,185
Netflix, Inc. †	37,635	3,847,426
Newell Rubbermaid, Inc.	15,515	687,159
NIKE, Inc., Class B	155,032	9,529,817
Norwegian Cruise Line Holdings Ltd. †	23,063	1,275,153
NVR, Inc. †	599	1,037,708
O’Reilly Automotive, Inc. †	15,430	4,222,574
Panera Bread Co., Class A †	2,400	491,592
Priceline Group, Inc. (The) †	4,029	5,193,220
Ross Stores, Inc.	49,175	2,847,232
Royal Caribbean Cruises Ltd.	13,346	1,096,374
Service Corp. International	15,037	371,113
ServiceMaster Global Holdings, Inc. †	25,750	970,260
Signet Jewelers Ltd.	5,263	652,770
Sirius XM Holdings, Inc. †	112,520	444,454
Six Flags Entertainment Corp.	28,810	1,598,667
Skechers U.S.A., Inc., Class A †	46,778	1,424,390
Starbucks Corp.	152,489	9,103,593
Target Corp.	7,711	634,461
Tesla Motors, Inc. †	1,632	374,985
Thomson Reuters Corp.	8,785	355,617
TJX Cos., Inc. (The)	51,267	4,016,769
Tractor Supply Co.	25,462	2,303,293
Ulta Salon Cosmetics & Fragrance, Inc. †	13,660	2,646,488

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.9% (continued)
Under Armour, Inc., Class A †	22,597	$1,916,904
VF Corp.	5,195	336,428
Walt Disney Co. (The)	63,592	6,315,322
Yum! Brands, Inc.	10,703	876,041

		158,440,113

Consumer Staples - 14.2%
Altria Group, Inc.	196,306	12,300,534
Brown-Forman Corp., Class B	20,357	2,004,554
Campbell Soup Co.	38,033	2,426,125
Church & Dwight Co., Inc.	19,767	1,822,122
Clorox Co. (The)	16,676	2,102,177
Coca-Cola Co. (The)	304,705	14,135,265
Coca-Cola Enterprises, Inc.	15,168	769,624
ConAgra Foods, Inc.	44,404	1,981,306
Constellation Brands, Inc., Class A	28,302	4,276,149
Costco Wholesale Corp.	43,123	6,795,322
Coty, Inc., Class A	61,025	1,698,326
CVS Health Corp.	7,725	801,314
Dr Pepper Snapple Group, Inc.	46,900	4,193,798
Edgewell Personal Care Co.	4,753	382,759
Estee Lauder Cos., Inc. (The), Class A	35,083	3,308,678
Flowers Foods, Inc.	31,299	577,780
General Mills, Inc.	56,783	3,597,203
Hershey Co. (The)	11,545	1,063,179
Hormel Foods Corp.	70,962	3,068,397
Ingredion, Inc.	7,588	810,323
JM Smucker Co. (The)	15,205	1,974,217
Kellogg Co.	14,057	1,076,063
Kimberly-Clark Corp.	32,974	4,435,333
Kroger Co. (The)	120,271	4,600,366
McCormick & Co., Inc.	19,951	1,984,725
Mead Johnson Nutrition Co.	5,275	448,217
Molson Coors Brewing Co., Class B	20,295	1,951,973
Mondelez International, Inc., Class A	163,269	6,550,352
Monster Beverage Corp. †	27,755	3,701,962
PepsiCo, Inc.	107,437	11,010,144
Philip Morris International, Inc.	100,836	9,893,020
Pilgrim’s Pride Corp. †	18,200	462,280
Pinnacle Foods, Inc.	16,281	727,435
Procter & Gamble Co. (The)	58,010	4,774,803
Reynolds American, Inc.	167,296	8,416,662
Sysco Corp.	16,829	786,419
Tyson Foods, Inc., Class A	41,474	2,764,657
Walgreens Boots Alliance, Inc.	77,629	6,539,467
WhiteWave Foods Co. (The) †	30,208	1,227,653

		141,440,683

Energy - 4.2%
Cimarex Energy Co.	3,765	366,222
CVR Energy, Inc.	90,182	2,353,750
Diamondback Energy, Inc. †	40,860	3,153,575
Exxon Mobil Corp.	152,074	12,711,866
HollyFrontier Corp.	67,997	2,401,654
Marathon Petroleum Corp.	49,773	1,850,560
Newfield Exploration Co. †	74,504	2,477,258
PBF Energy, Inc., Class A	87,195	2,894,874
Phillips 66	77,487	6,709,599

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 4.2% (continued)
Tesoro Corp.	29,267	$2,517,255
Valero Energy Corp.	73,444	4,710,698

		42,147,311

Financials - 12.4%
Alexandria Real Estate Equities, Inc. REIT	5,032	457,359
Allstate Corp. (The)	34,468	2,322,109
American Financial Group, Inc.	13,868	975,891
American International Group, Inc.	81,126	4,384,860
AmTrust Financial Services, Inc.	36,624	947,829
Aon plc (United Kingdom)	13,615	1,422,087
Apartment Investment & Management Co., Class A REIT	32,100	1,342,422
Arch Capital Group Ltd. †	25,671	1,825,208
Aspen Insurance Holdings Ltd.	8,457	403,399
Assurant, Inc.	6,148	474,318
Assured Guaranty Ltd.	19,688	498,106
AvalonBay Communities, Inc. REIT	8,208	1,561,162
Axis Capital Holdings Ltd.	14,145	784,482
Bank of Hawaii Corp.	14,763	1,008,018
Bank of New York Mellon Corp. (The)	36,995	1,362,526
BankUnited, Inc.	26,771	921,993
Berkshire Hathaway, Inc., Class B †	6,136	870,576
BlackRock, Inc.	1,365	464,878
BOK Financial Corp.	15,919	869,496
Boston Properties, Inc. REIT	11,893	1,511,363
Brixmor Property Group, Inc. REIT	40,616	1,040,582
Camden Property Trust REIT	10,668	897,072
Charles Schwab Corp. (The)	10,072	282,217
Chubb Ltd. (Switzerland)	21,488	2,560,295
Cincinnati Financial Corp.	26,000	1,699,360
CME Group, Inc.	43,903	4,216,883
Commerce Bancshares, Inc.	23,475	1,055,201
Corrections Corp. of America REIT	18,552	594,592
Credit Acceptance Corp. †	6,100	1,107,455
Crown Castle International Corp. REIT	18,171	1,571,792
Digital Realty Trust, Inc. REIT	24,330	2,152,962
E*TRADE Financial Corp. †	12,825	314,084
East West Bancorp, Inc.	21,386	694,617
Endurance Specialty Holdings Ltd.	10,737	701,556
Equinix, Inc. REIT	5,987	1,979,961
Equity LifeStyle Properties, Inc. REIT	13,451	978,291
Equity Residential REIT	24,742	1,856,392
Erie Indemnity Co., Class A	4,737	440,494
Essex Property Trust, Inc. REIT	10,272	2,402,210
Everest Re Group Ltd.	3,784	747,075
Extra Space Storage, Inc. REIT	32,200	3,009,412
FactSet Research Systems, Inc.	5,507	834,476
Federal Realty Investment Trust REIT	14,501	2,262,881
First Horizon National Corp.	34,651	453,928
First Republic Bank	26,811	1,786,685
FNF Group	44,357	1,503,702
General Growth Properties, Inc. REIT	10,665	317,071
Hanover Insurance Group, Inc. (The)	8,155	735,744
Hartford Financial Services Group, Inc. (The)	21,581	994,453
Huntington Bancshares, Inc.	29,730	283,624

	SHARES	VALUE (Note 4)
Financials - 12.4% (continued)
Interactive Brokers Group, Inc., Class A	41,795	$1,643,379
Intercontinental Exchange, Inc.	10,528	2,475,554
Iron Mountain, Inc. REIT	14,195	481,353
JPMorgan Chase & Co.	230,479	13,648,966
Kimco Realty Corp. REIT	13,298	382,717
Lamar Advertising Co., Class A REIT	12,300	756,450
M&T Bank Corp.	3,100	344,100
Markel Corp. †	1,798	1,603,043
Marsh & McLennan Cos., Inc.	10,537	640,544
McGraw Hill Financial, Inc.	3,685	364,741
Morningstar, Inc.	5,320	469,596
MSCI, Inc.	14,254	1,055,936
Nasdaq, Inc.	18,693	1,240,841
National Retail Properties, Inc. REIT	18,861	871,378
New York Community Bancorp, Inc.	19,038	302,704
Northern Trust Corp.	29,239	1,905,506
Omega Healthcare Investors, Inc. REIT	11,537	407,256
People’s United Financial, Inc.	32,508	517,852
PNC Financial Services Group, Inc. (The)	18,255	1,543,825
Post Properties, Inc. REIT	5,900	352,466
ProAssurance Corp.	15,238	771,043
Progressive Corp. (The)	57,200	2,010,008
Public Storage REIT	20,907	5,766,778
Realty Income Corp. REIT	10,175	636,039
Regency Centers Corp. REIT	19,200	1,437,120
RenaissanceRe Holdings Ltd.	12,378	1,483,256
SEI Investments Co.	15,136	651,605
Signature Bank †	13,478	1,834,625
Simon Property Group, Inc. REIT	10,470	2,174,514
SVB Financial Group †	3,554	362,686
Synchrony Financial †	23,099	662,017
Synovus Financial Corp.	16,897	488,492
TFS Financial Corp.	41,075	713,473
Torchmark Corp.	14,100	763,656
Travelers Cos., Inc. (The)	23,589	2,753,072
UDR, Inc. REIT	41,200	1,587,436
Validus Holdings Ltd.	15,511	731,964
Vornado Realty Trust REIT	7,098	670,264
Voya Financial, Inc.	13,148	391,416
White Mountains Insurance Group Ltd.	2,232	1,791,403
WR Berkley Corp.	13,700	769,940
XL Group plc (Ireland)	13,546	498,493

		123,840,656

Health Care - 10.9%
Abbott Laboratories	10,524	440,219
AbbVie, Inc.	43,121	2,463,072
Acadia Healthcare Co., Inc. †	10,990	605,659
Aetna, Inc.	36,523	4,103,359
Align Technology, Inc. †	9,300	676,017
Allscripts Healthcare Solutions, Inc. †	37,159	490,870
AmerisourceBergen Corp.	11,809	1,022,069
Amgen, Inc.	19,354	2,901,745
Anthem, Inc.	3,918	544,563
athenahealth, Inc. †	5,100	707,778
Baxter International, Inc.	6,975	286,533
Becton Dickinson and Co.	17,103	2,596,577
BioMarin Pharmaceutical, Inc. †	7,548	622,559

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 10.9% (continued)
Bio-Rad Laboratories, Inc., Class A †	5,986	$818,406
Boston Scientific Corp. †	140,144	2,636,109
Bristol-Myers Squibb Co.	135,057	8,627,441
Bruker Corp.	28,932	810,096
Cardinal Health, Inc.	14,044	1,150,906
Centene Corp. †	5,453	335,741
Cerner Corp. †	9,639	510,481
Charles River Laboratories International, Inc. †	6,903	524,214
Cooper Cos., Inc. (The)	7,400	1,139,378
CR Bard, Inc.	6,011	1,218,249
DaVita HealthCare Partners, Inc. †	4,255	312,232
DENTSPLY SIRONA, Inc.	15,018	925,559
DexCom, Inc. †	29,613	2,011,019
Edwards Lifesciences Corp. †	40,243	3,549,835
Eli Lilly & Co.	110,287	7,941,767
Henry Schein, Inc. †	10,724	1,851,284
Hologic, Inc. (2)†	42,077	1,451,657
IDEXX Laboratories, Inc. †	8,000	626,560
Incyte Corp. †	12,751	924,065
Intrexon Corp. †	8,146	276,068
Intuitive Surgical, Inc. †	2,945	1,770,092
Johnson & Johnson	125,414	13,569,795
Laboratory Corp. of America Holdings †	3,822	447,671
MEDNAX, Inc. †	11,701	756,119
Medtronic plc (Ireland)	88,439	6,632,925
Mettler-Toledo International, Inc. †	2,212	762,609
PerkinElmer, Inc.	9,553	472,491
Pfizer, Inc.	19,827	587,672
QIAGEN NV (Netherlands) †	21,131	472,067
Quest Diagnostics, Inc.	8,879	634,405
Quintiles Transnational Holdings, Inc. †	11,644	758,024
Regeneron Pharmaceuticals, Inc. †	8,384	3,021,929
ResMed, Inc.	14,316	827,751
St. Jude Medical, Inc.	6,695	368,225
Stryker Corp.	22,951	2,462,413
Teleflex, Inc.	5,002	785,364
Thermo Fisher Scientific, Inc.	18,110	2,564,195
United Therapeutics Corp. †	5,442	606,402
UnitedHealth Group, Inc.	75,245	9,699,081
Universal Health Services, Inc., Class B	11,152	1,390,877
VCA, Inc. †	11,583	668,223
Waters Corp. †	7,531	993,490
Zimmer Biomet Holdings, Inc.	9,679	1,032,072
Zoetis, Inc.	42,768	1,895,905

		108,281,884

Industrials - 9.7%
3M Co.	7,455	1,242,227
A.O. Smith Corp.	18,950	1,446,074
Acuity Brands, Inc.	9,990	2,179,219
Alaska Air Group, Inc.	35,600	2,919,912
Allegion plc (Ireland)	8,013	510,508
AMERCO	3,404	1,216,283
Boeing Co. (The)	6,369	808,481
BWX Technologies, Inc.	9,860	330,902
CH Robinson Worldwide, Inc.	6,166	457,702
Cintas Corp.	23,846	2,141,609
Danaher Corp.	55,269	5,242,817

	SHARES	VALUE (Note 4)
Industrials - 9.7% (continued)
Delta Air Lines, Inc.	45,455	$2,212,749
Equifax, Inc.	16,124	1,842,812
Fortune Brands Home & Security, Inc.	44,029	2,467,385
General Dynamics Corp.	18,326	2,407,487
General Electric Co.	711,857	22,629,934
Hexcel Corp.	8,545	373,502
Honeywell International, Inc.	18,281	2,048,386
Huntington Ingalls Industries, Inc.	9,900	1,355,706
JB Hunt Transport Services, Inc.	11,505	969,181
JetBlue Airways Corp. †	92,391	1,951,298
Lennox International, Inc.	4,124	557,524
Lockheed Martin Corp.	34,340	7,606,310
Macquarie Infrastructure Corp.	8,955	603,925
ManpowerGroup, Inc.	5,846	475,981
Masco Corp.	38,919	1,224,003
Middleby Corp. (The) †	3,107	331,734
Nielsen Holdings plc	6,292	331,337
Northrop Grumman Corp.	28,354	5,611,257
Old Dominion Freight Line, Inc. †	5,160	359,239
Orbital ATK, Inc.	8,225	715,081
Owens Corning	12,800	605,184
Raytheon Co.	22,747	2,789,465
Republic Services, Inc.	18,423	877,856
Robert Half International, Inc.	8,010	373,106
Rollins, Inc.	21,305	577,792
Roper Technologies, Inc.	10,539	1,926,213
RR Donnelley & Sons Co.	19,678	322,719
Snap-on, Inc.	7,597	1,192,653
Southwest Airlines Co.	19,564	876,467
Spirit AeroSystems Holdings, Inc., Class A †	11,661	528,943
Stanley Black & Decker, Inc.	5,011	527,207
Stericycle, Inc. †	9,772	1,233,129
Toro Co. (The)	8,192	705,495
TransDigm Group, Inc. †	7,649	1,685,381
United Continental Holdings, Inc. †	7,990	478,281
United Parcel Service, Inc., Class B	20,198	2,130,283
Verisk Analytics, Inc. †	21,342	1,705,653
Waste Connections, Inc.	12,653	817,257
Waste Management, Inc.	30,496	1,799,264
WW Grainger, Inc.	3,083	719,665

		96,442,578

Information Technology - 21.1%
Accenture plc, Class A (Ireland)	53,983	6,229,638
Activision Blizzard, Inc.	91,993	3,113,043
Adobe Systems, Inc. †	45,877	4,303,263
Alphabet, Inc., Class A †	54,074	41,253,055
Amdocs Ltd.	28,463	1,719,734
Amphenol Corp., Class A	21,046	1,216,880
Analog Devices, Inc.	18,146	1,074,062
ANSYS, Inc. †	5,600	500,976
Arista Networks, Inc. †	7,240	456,844
Arrow Electronics, Inc. †	8,600	553,926
Automatic Data Processing, Inc.	37,904	3,400,368
Booz Allen Hamilton Holding Corp.	14,749	446,600
Broadridge Financial Solutions, Inc.	11,087	657,570
Cadence Design Systems, Inc. †	23,600	556,488
CDK Global, Inc.	20,178	939,286

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 21.1% (continued)
CDW Corp.	25,023	$1,038,454
Cisco Systems, Inc.	50,222	1,429,820
Citrix Systems, Inc. †	14,512	1,140,353
Cognizant Technology Solutions Corp., Class A †	47,811	2,997,750
CommScope Holding Co., Inc. †	11,249	314,072
Computer Sciences Corp.	10,500	361,095
CoreLogic, Inc. †	18,100	628,070
CoStar Group, Inc. †	4,800	903,216
eBay, Inc. †	125,683	2,998,796
Electronic Arts, Inc. †	39,226	2,593,231
Facebook, Inc., Class A †	220,623	25,173,084
Fidelity National Information Services, Inc.	10,051	636,329
First Solar, Inc. †	11,793	807,467
Fiserv, Inc. †	42,630	4,372,985
Fortinet, Inc. †	10,159	311,170
Gartner, Inc. †	6,200	553,970
Genpact Ltd. †	44,401	1,207,263
Global Payments, Inc.	27,914	1,822,784
Harris Corp.	8,866	690,307
IAC/InterActiveCorp.	8,860	417,129
Intuit, Inc.	27,653	2,876,188
IPG Photonics Corp. †	5,942	570,907
Jack Henry & Associates, Inc.	15,620	1,320,983
Juniper Networks, Inc.	30,816	786,116
Lam Research Corp.	4,648	383,925
Marvell Technology Group Ltd.	28,986	298,846
MasterCard, Inc., Class A	98,622	9,319,779
Maxim Integrated Products, Inc.	31,919	1,173,981
Microsoft Corp.	637,888	35,230,554
Motorola Solutions, Inc.	7,334	555,184
Nuance Communications, Inc. †	49,154	918,688
NVIDIA Corp.	70,579	2,514,730
Palo Alto Networks, Inc. †	13,369	2,181,019
Paychex, Inc.	31,318	1,691,485
Red Hat, Inc. †	25,058	1,867,072
Sabre Corp.	45,937	1,328,498
salesforce.com, Inc. †	57,387	4,236,882
ServiceNow, Inc. †	8,726	533,857
Skyworks Solutions, Inc.	3,773	293,917
SS&C Technologies Holdings, Inc.	15,179	962,652
Synopsys, Inc. †	12,734	616,835
Texas Instruments, Inc.	26,005	1,493,207
Total System Services, Inc.	31,608	1,503,909
Ultimate Software Group, Inc. (The) †	5,637	1,090,759
Vantiv, Inc., Class A †	24,891	1,341,127
VeriSign, Inc. †	21,755	1,926,188
Visa, Inc., Class A	200,877	15,363,073
Western Union Co. (The)	34,255	660,779
Xilinx, Inc.	20,824	987,682

		210,847,900

Materials - 1.5%
Air Products & Chemicals, Inc.	4,020	579,081
Dow Chemical Co. (The)	72,751	3,700,116
Ecolab, Inc.	13,574	1,513,772
International Flavors & Fragrances, Inc.	6,500	739,505
LyondellBasell Industries NV, Class A	11,282	965,514

	SHARES	VALUE (Note 4)
Materials - 1.5% (continued)
Martin Marietta Materials, Inc.	7,530	$1,201,110
NewMarket Corp.	1,600	634,016
Newmont Mining Corp.	18,486	491,358
PPG Industries, Inc.	2,995	333,913
Sealed Air Corp.	16,422	788,420
Sherwin-Williams Co. (The)	2,808	799,353
Vulcan Materials Co.	23,489	2,479,734
WR Grace & Co. †	6,272	446,441

		14,672,333

Telecommunication Services - 3.2%
AT&T, Inc.	454,264	17,793,521
Level 3 Communications, Inc. †	7,443	393,363
SBA Communications Corp., Class A †	2,896	290,092
T-Mobile US, Inc. †	86,104	3,297,783
Verizon Communications, Inc.	184,086	9,955,371

		31,730,130

Utilities - 2.7%
Alliant Energy Corp.	3,888	288,801
Ameren Corp.	11,498	576,050
American Electric Power Co., Inc.	25,862	1,717,237
American Water Works Co., Inc.	29,976	2,066,246
CMS Energy Corp.	31,443	1,334,441
Consolidated Edison, Inc.	26,243	2,010,739
Dominion Resources, Inc.	20,014	1,503,452
DTE Energy Co.	12,286	1,113,849
Edison International	16,567	1,191,002
Eversource Energy	11,512	671,610
Exelon Corp.	13,436	481,815
NextEra Energy, Inc.	28,492	3,371,743
PG&E Corp.	24,914	1,487,864
Pinnacle West Capital Corp.	5,664	425,196
PPL Corp.	30,317	1,154,168
Public Service Enterprise Group, Inc.	23,915	1,127,353
SCANA Corp.	10,017	702,692
Southern Co. (The)	59,028	3,053,518
WEC Energy Group, Inc.	14,510	871,616
Westar Energy, Inc.	5,863	290,863
Xcel Energy, Inc.	35,325	1,477,291

		26,917,546

TOTAL COMMON STOCKS (cost $818,805,702)		954,761,134

SHORT-TERM INVESTMENT - 3.9%

Investment Company - 3.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(a)
(cost $39,328,246)	39,328,246	39,328,246

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 99.7% (cost $858,133,948)		994,089,380

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (b)		2,815,747

NET ASSETS - 100.0%		$996,905,127

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
318	Barclays Capital	S&P 500 E-Mini Futures	06/2016	$32,091,602	$32,618,850	$527,248

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$923,720	$923,720

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.1%
1-800-Flowers.com, Inc., Class A †	13,119	$103,378
2U, Inc. †(a)	25,111	567,509
Abercrombie & Fitch Co., Class A (a)	11,010	347,255
AMC Entertainment Holdings, Inc., Class A	3,176	88,896
American Eagle Outfitters, Inc. (a)	29,625	493,849
Bassett Furniture Industries, Inc.	16,512	526,072
Boyd Gaming Corp. †	39,480	815,657
Bright Horizons Family Solutions, Inc. †	22,449	1,454,246
Burlington Stores, Inc. †	3,588	201,789
CalAtlantic Group, Inc.	9,021	301,482
Caleres, Inc.	5,009	141,705
Callaway Golf Co.	14,351	130,881
Carriage Services, Inc. (a)	10,033	216,813
Carrols Restaurant Group, Inc. †	32,223	465,300
Cato Corp. (The), Class A	3,507	135,195
Cavco Industries, Inc. †	1,960	183,182
Cheesecake Factory, Inc. (The)	3,161	167,817
Cherokee, Inc. †(a)	6,795	120,883
Children’s Place, Inc. (The)	3,428	286,135
Churchill Downs, Inc.	8,148	1,204,926
Chuy’s Holdings, Inc. †(a)	10,033	311,725
Citi Trends, Inc.	7,878	140,465
ClubCorp Holdings, Inc.	9,715	136,399
Columbia Sportswear Co.	21,684	1,302,992
Cooper Tire & Rubber Co.	10,971	406,146
Cooper-Standard Holding, Inc. †	5,426	389,804
Core-Mark Holding Co., Inc.	8,272	674,664
Cracker Barrel Old Country Store, Inc. (a)	2,587	394,957
Culp, Inc.	11,894	311,861
Dave & Buster’s Entertainment, Inc. †	15,327	594,381
Denny’s Corp. †	28,600	296,296
DreamWorks Animation SKG, Inc., Class A †(a)	15,454	385,577
Drew Industries, Inc.	7,011	451,929
Eldorado Resorts, Inc. †	22,326	255,409
Entravision Communications Corp., Class A	28,539	212,330
EW Scripps Co. (The), Class A	9,551	148,900
Express, Inc. †	28,766	615,880
Five Below, Inc. †	9,692	400,667
Flexsteel Industries, Inc.	4,671	204,029
Gentherm, Inc. †	9,694	403,173
G-III Apparel Group Ltd. †	3,440	168,182
Global Eagle Entertainment, Inc. †	13,077	111,416
Gray Television, Inc. †	33,329	390,616
Guess?, Inc.	8,836	165,852
Haverty Furniture Cos., Inc.	7,500	158,700
Helen of Troy Ltd. †	13,639	1,414,228
Hooker Furniture Corp.	12,387	406,913
IMAX Corp. (Canada) †(a)	11,418	354,986
Installed Building Products, Inc. †	18,360	488,560
International Speedway Corp., Class A	8,963	330,824
Isle of Capri Casinos, Inc. †	24,642	344,988
Jamba, Inc. †(a)	721	8,912
Kirkland’s, Inc.	9,573	167,623
La-Z-Boy, Inc.	4,371	116,881
LGI Homes, Inc. †(a)	14,862	359,809

	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.1% (continued)
Libbey, Inc.	6,903	$128,396
Liberty Tax, Inc. (a)	3,164	61,983
Liberty TripAdvisor Holdings, Inc., Class A †	4,476	99,188
Lithia Motors, Inc., Class A	7,455	651,045
Marcus Corp. (The)	6,900	130,755
Monarch Casino & Resort, Inc. †	7,349	143,012
Monro Muffler Brake, Inc.	9,620	687,541
Motorcar Parts of America, Inc. †	9,004	341,972
NACCO Industries, Inc., Class A	3,287	188,707
National CineMedia, Inc.	6,168	93,815
Nautilus, Inc. †	20,609	398,166
New Media Investment Group, Inc.	8,166	135,882
New York Times Co. (The), Class A	20,517	255,642
Nutrisystem, Inc.	18,885	394,130
Overstock.com, Inc. †	9,124	131,203
Oxford Industries, Inc.	8,914	599,288
Papa John’s International, Inc. (a)	2,316	125,504
Papa Murphy’s Holdings, Inc. †(a)	11,313	135,190
Penn National Gaming, Inc. †	13,217	220,592
Perry Ellis International, Inc. †	7,211	132,755
PetMed Express, Inc. (a)	10,939	195,917
Pool Corp.	16,375	1,436,742
Popeyes Louisiana Kitchen, Inc. †	6,298	327,874
Red Robin Gourmet Burgers, Inc. †	1,873	120,752
Ruth’s Hospitality Group, Inc.	18,219	335,412
Scholastic Corp. (a)	11,229	419,628
Sequential Brands Group, Inc. †(a)	17,635	112,688
Shoe Carnival, Inc.	7,229	194,894
Sinclair Broadcast Group, Inc., Class A	31,403	965,642
Smith & Wesson Holding Corp. †	27,900	742,698
Speedway Motorsports, Inc.	5,751	114,042
Sportsman’s Warehouse Holdings, Inc. †(a)	23,901	301,153
Standard Motor Products, Inc.	3,350	116,078
Stein Mart, Inc.	14,500	106,285
Steven Madden Ltd. †	4,461	165,235
Sturm Ruger & Co., Inc.	9,071	620,275
Texas Roadhouse, Inc.	13,696	596,872
Tile Shop Holdings, Inc. †	17,779	265,085
Tilly’s, Inc., Class A †	5,846	39,110
Tower International, Inc.	5,389	146,581
Unifi, Inc. †	5,876	134,619
Universal Electronics, Inc. †	1,646	102,036
Vail Resorts, Inc.	12,909	1,725,933
Wayfair, Inc., Class A †(a)	32,873	1,420,771
Weight Watchers International, Inc. †(a)	8,372	121,645
World Wrestling Entertainment, Inc., Class A (a)	38,215	674,877
ZAGG, Inc. †	15,934	143,565
Zoe’s Kitchen, Inc. †(a)	4,706	183,487

		37,863,706

Consumer Staples - 5.8%
B&G Foods, Inc.	22,721	790,918
Calavo Growers, Inc.	5,972	340,762
Cal-Maine Foods, Inc. (a)	21,254	1,103,295
Casey’s General Stores, Inc.	15,076	1,708,412
Central Garden & Pet Co., Class A †	25,171	410,036

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.8% (continued)
Coca-Cola Bottling Co. Consolidated	6,015	$960,956
Dean Foods Co. (a)	19,051	329,963
Fresh Del Monte Produce, Inc.	27,695	1,165,129
Ingles Markets, Inc., Class A	8,276	310,350
Inter Parfums, Inc.	6,100	188,490
J&J Snack Foods Corp.	5,932	642,317
John B. Sanfilippo & Son, Inc.	10,866	750,732
Lancaster Colony Corp.	10,414	1,151,476
MGP Ingredients, Inc.	6,465	156,712
National Beverage Corp. †	17,435	737,849
Natural Health Trends Corp. (a)	11,996	397,667
Omega Protein Corp. †	14,399	243,919
Post Holdings, Inc. †	27,279	1,875,977
Revlon, Inc., Class A †	10,022	364,901
Sanderson Farms, Inc.	3,526	317,975
Snyder’s-Lance, Inc. (a)	25,562	804,692
SpartanNash Co.	7,211	218,565
Tootsie Roll Industries, Inc. (a)	6,696	233,959
Universal Corp. (a)	8,367	475,329
USANA Health Sciences, Inc. †(a)	5,437	660,161
Vector Group Ltd. (a)	49,072	1,120,805
WD-40 Co.	5,417	585,090

		18,046,437

Energy - 1.5%
Alon USA Energy, Inc.	17,581	181,436
Ardmore Shipping Corp. (Ireland)	14,473	122,297
Callon Petroleum Co. †	32,162	284,633
Matador Resources Co. †(a)	6,330	120,017
McDermott International, Inc. †(a)	52,965	216,627
Nordic American Tankers Ltd. (Norway) (a)	37,600	529,784
Panhandle Oil and Gas, Inc., Class A (a)	8,155	141,163
Par Pacific Holdings, Inc. †(a)	14,584	273,596
Parsley Energy, Inc., Class A †	61,865	1,398,149
PDC Energy, Inc. †	16,444	977,596
Ship Finance International Ltd. (Norway) (a)	17,888	248,464
Teekay Tankers Ltd., Class A	25,847	94,858
TETRA Technologies, Inc. †	26,462	168,034

		4,756,654

Financials - 26.8%
Acadia Realty Trust REIT	12,094	424,862
Actua Corp. †	12,100	109,505
Agree Realty Corp. REIT	6,373	245,169
Alexander’s, Inc. REIT	1,154	439,155
Altisource Portfolio Solutions SA (Luxembourg) †(a)	6,158	148,716
American Assets Trust, Inc. REIT	9,951	397,244
Ameris Bancorp	13,369	395,455
AMERISAFE, Inc.	8,584	451,003
Argo Group International Holdings Ltd.	14,285	819,816
Atlas Financial Holdings, Inc. †	8,617	156,312
Banc of California, Inc.	15,122	264,635
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,673	210,060
BancorpSouth, Inc.	28,091	598,619
Bank of the Ozarks, Inc.	39,935	1,676,072

	SHARES	VALUE (Note 4)
Financials - 26.8% (continued)
Banner Corp.	9,827	$413,127
BBCN Bancorp, Inc.	7,697	116,917
Beneficial Bancorp, Inc. †	38,657	529,214
Berkshire Hills Bancorp, Inc.	13,780	370,544
BGC Partners, Inc., Class A	78,465	710,108
BNC Bancorp	22,518	475,580
BofI Holding, Inc. †(a)	10,897	232,542
Brookline Bancorp, Inc.	18,831	207,329
Capital Bank Financial Corp., Class A	28,180	869,353
Capitol Federal Financial, Inc.	22,680	300,737
Cardinal Financial Corp.	10,024	203,988
Cash America International, Inc.	14,321	553,363
Cathay General Bancorp	44,038	1,247,597
Cedar Realty Trust, Inc. REIT	19,172	138,614
CenterState Banks, Inc.	21,995	327,506
Central Pacific Financial Corp.	13,052	284,142
Chemical Financial Corp. (a)	10,758	383,953
CNO Financial Group, Inc.	41,965	752,013
Cohen & Steers, Inc.	4,567	177,748
Columbia Banking System, Inc.	23,424	700,846
Community Bank System, Inc.	10,380	396,620
ConnectOne Bancorp, Inc.	11,700	191,295
CoreSite Realty Corp. REIT	16,482	1,153,905
CubeSmart REIT	72,437	2,412,152
Customers Bancorp, Inc. †	23,643	558,684
CVB Financial Corp. (a)	23,846	416,113
CyrusOne, Inc. REIT	29,427	1,343,343
DCT Industrial Trust, Inc. REIT	12,871	508,018
Diamond Hill Investment Group, Inc.	1,639	290,693
Dime Community Bancshares, Inc.	8,591	151,373
DuPont Fabros Technology, Inc. REIT	13,904	563,529
Eagle Bancorp, Inc. †	24,111	1,157,328
Education Realty Trust, Inc. REIT	12,320	512,512
Employers Holdings, Inc.	6,048	170,191
Enstar Group Ltd. †	3,670	596,669
Enterprise Financial Services Corp.	11,181	302,334
EPR Properties REIT	10,062	670,330
Equity One, Inc. REIT	23,760	680,962
Evercore Partners, Inc., Class A	5,772	298,701
FBL Financial Group, Inc., Class A	10,027	616,861
FCB Financial Holdings, Inc., Class A †	30,591	1,017,457
Federated National Holding Co.	7,509	147,627
Fidelity Southern Corp.	19,921	319,533
First American Financial Corp.	36,768	1,401,228
First Defiance Financial Corp.	8,602	330,403
First Financial Bankshares, Inc. (a)	13,118	388,030
First Industrial Realty Trust, Inc. REIT	12,929	294,005
First Interstate BancSystem, Inc., Class A	11,618	326,814
First Merchants Corp.	17,270	407,054
First Midwest Bancorp, Inc.	12,076	217,609
Flagstar Bancorp, Inc. †	20,448	438,814
Flushing Financial Corp.	7,004	151,426
FNB Corp.	26,058	339,015
Fulton Financial Corp.	57,652	771,384
GAIN Capital Holdings, Inc.	24,292	159,356
Glacier Bancorp, Inc.	3,726	94,715
Gladstone Commercial Corp. REIT	10,000	163,800

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.8% (continued)
Great Southern Bancorp, Inc.	6,714	$249,291
Great Western Bancorp, Inc.	34,191	932,389
Hanmi Financial Corp.	16,388	360,864
Healthcare Realty Trust, Inc. REIT	15,239	470,733
Heartland Financial USA, Inc.	9,469	291,550
Heritage Insurance Holdings, Inc.	11,213	179,072
HFF, Inc., Class A	5,546	152,681
Highwoods Properties, Inc. REIT	9,153	437,605
Home BancShares, Inc.	35,355	1,447,787
HomeStreet, Inc. †	11,176	232,573
Horace Mann Educators Corp.	9,835	311,671
Hudson Pacific Properties, Inc. REIT	13,022	376,596
Impac Mortgage Holdings, Inc. †(a)	14,283	198,105
Independent Bank Corp./MA	12,042	553,450
Independent Bank Corp./MI	27,663	402,497
Infinity Property & Casualty Corp.	3,108	250,194
International Bancshares Corp.	6,452	159,106
INTL. FCStone, Inc. †	11,704	312,848
Investment Technology Group, Inc.	5,427	119,937
Investors Bancorp, Inc.	160,028	1,862,726
James River Group Holdings Ltd.	11,794	380,474
Kearny Financial Corp.	38,505	475,537
Kemper Corp.	3,161	93,471
Kite Realty Group Trust REIT	3,366	93,272
Ladenburg Thalmann Financial Services, Inc. †(a)	38,218	95,545
Lakeland Financial Corp.	8,803	403,001
LegacyTexas Financial Group, Inc.	18,941	372,191
LendingTree, Inc. †(a)	7,566	739,803
LTC Properties, Inc. REIT	6,376	288,450
Mack-Cali Realty Corp. REIT	22,472	528,092
Maiden Holdings Ltd. (a)	33,054	427,719
Marcus & Millichap, Inc. †	5,385	136,725
MarketAxess Holdings, Inc.	15,503	1,935,239
MB Financial, Inc.	25,998	843,635
Meridian Bancorp, Inc.	29,164	405,963
Meta Financial Group, Inc.	6,520	297,312
Monmouth Real Estate Investment Corp. REIT	23,876	283,886
National Bank Holdings Corp., Class A	10,700	218,173
National General Holdings Corp.	21,132	456,240
Navigators Group, Inc. (The) †	5,759	483,007
NBT Bancorp, Inc.	9,707	261,604
Northfield Bancorp, Inc.	9,328	153,352
Northwest Bancshares, Inc. (a)	44,759	604,694
OneBeacon Insurance Group Ltd., Class A	10,443	132,939
Opus Bank	17,368	590,512
Oritani Financial Corp.	27,731	470,595
Pacific Premier Bancorp, Inc. †	7,111	151,962
Park National Corp.	1,036	93,240
Pennsylvania REIT	9,224	201,544
Physicians Realty Trust REIT	16,442	305,492
Pinnacle Financial Partners, Inc.	24,888	1,221,005
Preferred Bank	12,772	386,353
PrivateBancorp, Inc.	29,238	1,128,587
Provident Financial Services, Inc.	15,861	320,234
PS Business Parks, Inc. REIT	7,227	726,386

	SHARES	VALUE (Note 4)
Financials - 26.8% (continued)
QTS Realty Trust, Inc., Class A REIT	23,232	$1,100,732
RE/MAX Holdings, Inc., Class A	5,481	187,998
Renasant Corp.	11,957	393,505
Retail Opportunity Investments Corp. REIT	25,947	522,054
Rexford Industrial Realty, Inc. REIT	5,098	92,580
RLI Corp.	20,618	1,378,519
S&T Bancorp, Inc.	6,680	172,077
Safety Insurance Group, Inc.	3,686	210,323
Sandy Spring Bancorp, Inc.	3,390	94,344
Saul Centers, Inc. REIT	3,781	200,469
Seacoast Banking Corp. of Florida †	27,451	433,451
Selective Insurance Group, Inc.	16,206	593,302
ServisFirst Bancshares, Inc.	19,573	869,041
Simmons First National Corp., Class A	10,773	485,539
South State Corp.	12,446	799,407
Southside Bancshares, Inc.	5,652	147,348
Sovran Self Storage, Inc. REIT	17,208	2,029,684
State Bank Financial Corp.	8,486	167,683
Sterling Bancorp	41,571	662,226
Stewart Information Services Corp.	10,038	364,179
Stonegate Bank	6,484	194,261
STORE Capital Corp. REIT	50,547	1,308,156
Sun Communities, Inc. REIT	20,985	1,502,736
Terreno Realty Corp. REIT	4,591	107,659
Tompkins Financial Corp.	1,585	101,440
Towne Bank (a)	14,776	283,551
Union Bankshares Corp.	3,912	96,353
United Bankshares, Inc. (a)	30,085	1,104,119
United Community Banks, Inc.	47,961	885,840
United Fire Group, Inc.	7,029	308,011
United Insurance Holdings Corp.	8,652	166,205
Universal Health Realty Income Trust REIT	2,973	167,231
Universal Insurance Holdings, Inc. (a)	8,162	145,284
Urban Edge Properties REIT	15,489	400,236
Urstadt Biddle Properties, Inc., Class A REIT	5,947	124,590
Valley National Bancorp	60,914	581,120
Walker & Dunlop, Inc. †	20,117	488,240
Washington Federal, Inc.	34,062	771,504
Waterstone Financial, Inc.	33,935	464,231
Webster Financial Corp.	29,153	1,046,593
WesBanco, Inc.	4,357	129,446
Western Alliance Bancorp †	51,360	1,714,397
Wintrust Financial Corp.	13,012	576,952
WSFS Financial Corp.	10,598	344,647

		84,216,899

Health Care - 17.4%
ABIOMED, Inc. †	16,141	1,530,328
Accelerate Diagnostics, Inc. †(a)	7,300	104,901
Acceleron Pharma, Inc. †	4,617	121,843
Aceto Corp.	12,688	298,929
Addus HomeCare Corp. †	11,731	201,656
Adeptus Health, Inc., Class A †(a)	10,647	591,334
Advaxis, Inc. †(a)	10,733	96,919
Agenus, Inc. †(a)	22,733	94,569

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 17.4% (continued)
Alder Biopharmaceuticals, Inc. †	17,119	$419,244
Almost Family, Inc. †	8,516	317,136
Amedisys, Inc. †	18,086	874,277
Amicus Therapeutics, Inc. †(a)	16,776	141,757
AMN Healthcare Services, Inc. †	23,440	787,818
Amphastar Pharmaceuticals, Inc. †(a)	20,654	247,848
Amsurg Corp. †	19,641	1,465,219
Anacor Pharmaceuticals, Inc. †(a)	15,058	804,850
Analogic Corp.	2,068	163,393
Anika Therapeutics, Inc. †	3,747	167,566
Anthera Pharmaceuticals, Inc. †(a)	26,600	96,292
Assembly Biosciences, Inc. †	1,747	8,770
AtriCure, Inc. †	14,179	238,633
Atrion Corp.	700	276,752
BioSpecifics Technologies Corp. †	3,618	125,979
BioTelemetry, Inc. †	25,845	301,870
BioTime, Inc. †(a)	10,248	29,412
Cambrex Corp. †	15,734	692,296
Cantel Medical Corp.	21,426	1,528,959
Capital Senior Living Corp. †(a)	6,600	122,232
Cellular Biomedicine Group, Inc. †(a)	5,891	109,867
Chemed Corp.	8,505	1,152,002
Civitas Solutions, Inc. †	9,846	171,616
Concert Pharmaceuticals, Inc. †	20,086	274,375
CONMED Corp.	4,002	167,844
Corcept Therapeutics, Inc. †(a)	59,094	276,560
CorMedix, Inc. †(a)	9,275	24,579
CorVel Corp. †	6,100	240,462
Cross Country Healthcare, Inc. †	24,798	288,401
CTI BioPharma Corp. †(a)	77,000	40,918
Curis, Inc. †(a)	62,196	100,136
Cynosure, Inc., Class A †	12,609	556,309
Cytokinetics, Inc. †	18,480	130,284
Dermira, Inc. †	14,874	307,594
Diplomat Pharmacy, Inc. †	21,685	594,169
Durect Corp. (2)†(a)	83,176	112,288
Dynavax Technologies Corp. †	13,128	252,583
Eagle Pharmaceuticals, Inc. †(a)	9,269	375,394
Emergent BioSolutions, Inc. †	11,701	425,331
Ensign Group, Inc. (The)	20,062	454,204
Exelixis, Inc. †(a)	91,653	366,612
Five Prime Therapeutics, Inc. †	10,794	438,560
Geron Corp. †(a)	37,688	110,049
Globus Medical, Inc., Class A †	21,168	502,740
Greatbatch, Inc. †	6,832	243,492
Halozyme Therapeutics, Inc. †(a)	10,572	100,117
HealthEquity, Inc. †	24,326	600,122
HealthStream, Inc. †	7,258	160,329
Heska Corp. †	11,975	341,288
ICU Medical, Inc. †	9,560	995,196
Ignyta, Inc. †(a)	27,713	187,617
ImmunoGen, Inc. †(a)	27,143	231,258
Impax Laboratories, Inc. †	13,213	423,080
INC Research Holdings, Inc., Class A †	22,018	907,362
Inogen, Inc. †	15,965	718,106
Insmed, Inc. †(a)	11,460	145,198
Integra LifeSciences Holdings Corp. †	15,081	1,015,856

	SHARES	VALUE (Note 4)
Health Care - 17.4% (continued)
Intersect ENT, Inc. †	6,339	$120,441
Intra-Cellular Therapies, Inc. †	18,753	521,333
Invacare Corp. (a)	7,013	92,361
iRadimed Corp. †(a)	7,495	143,604
K2M Group Holdings, Inc. †	10,780	159,867
LeMaitre Vascular, Inc.	10,217	158,568
Lexicon Pharmaceuticals, Inc. †(a)	35,424	423,317
LHC Group, Inc. †	10,762	382,697
Ligand Pharmaceuticals, Inc. †(a)	9,640	1,032,348
Lion Biotechnologies, Inc. †(a)	20,585	104,572
LivaNova plc (United Kingdom) †	10,027	541,257
Loxo Oncology, Inc. †(a)	13,313	363,977
Luminex Corp. †	8,372	162,417
Masimo Corp. †	26,646	1,114,869
Medcath Corp. (3)†(b)	10,300	—
Medicines Co. (The) †(a)	25,000	794,250
Meridian Bioscience, Inc.	4,498	92,704
Merit Medical Systems, Inc. †	20,171	372,962
Mirati Therapeutics, Inc. †	10,689	228,745
Molina Healthcare, Inc. †	11,923	768,914
Momenta Pharmaceuticals, Inc. †	16,643	153,781
Myriad Genetics, Inc. †	21,783	815,338
National HealthCare Corp.	2,800	174,440
Natus Medical, Inc. †	18,669	717,450
Nektar Therapeutics †	22,649	311,424
Neogen Corp. †	10,709	539,198
NeoGenomics, Inc. †	32,423	218,531
Neurocrine Biosciences, Inc. †	22,328	883,072
Nevro Corp. †(a)	11,892	669,044
Northwest Biotherapeutics, Inc. †(a)	11,464	16,737
Novavax, Inc. †(a)	21,232	109,557
NuVasive, Inc. †	17,231	838,288
Nuvectra Corp. †	3,005	16,257
NxStage Medical, Inc. †	18,427	276,221
Ohr Pharmaceutical, Inc. †(a)	7,600	24,396
Omnicell, Inc. †	6,219	173,324
Oncothyreon, Inc. †(a)	121,216	153,944
Ophthotech Corp. †	8,102	342,472
OraSure Technologies, Inc. †	19,400	140,262
Organovo Holdings, Inc. †(a)	37,800	82,026
Orthofix International NV †	5,619	233,301
Owens & Minor, Inc.	13,531	546,923
Pacific Biosciences of California, Inc. †	17,219	146,362
Peregrine Pharmaceuticals, Inc. †(a)	181,400	76,279
Pfenex, Inc. †	6,032	59,295
PharMerica Corp. †	12,824	283,539
Phibro Animal Health Corp., Class A	4,026	108,863
Portola Pharmaceuticals, Inc. †	14,419	294,148
PRA Health Sciences, Inc. †(a)	22,032	942,088
Prestige Brands Holdings, Inc. †	23,124	1,234,590
Prothena Corp. plc (Ireland) †(a)	14,632	602,253
Providence Service Corp. (The) †	4,930	251,775
Radius Health, Inc. †	5,943	186,848
RadNet, Inc. †	19,258	93,016
Repligen Corp. †	11,121	298,265
Retrophin, Inc. †(a)	24,495	334,602
Revance Therapeutics, Inc. †(a)	14,318	249,992

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 17.4% (continued)
Rockwell Medical, Inc. †(a)	14,232	$106,882
RTI Surgical, Inc. †	39,509	158,036
Sage Therapeutics, Inc. †	4,671	149,752
Sarepta Therapeutics, Inc. †(a)	22,054	430,494
SciClone Pharmaceuticals, Inc. †	17,936	197,296
Sequenom, Inc. †(a)	70,200	98,982
STERIS plc (United Kingdom)	26,800	1,904,140
Supernus Pharmaceuticals, Inc. †	29,422	448,686
Surgical Care Affiliates, Inc. †	12,716	588,496
Synergy Pharmaceuticals, Inc. †	51,404	141,875
TESARO, Inc. †(a)	5,172	227,723
TherapeuticsMD, Inc. †(a)	69,649	445,754
Trevena, Inc. †	28,383	234,727
Ultragenyx Pharmaceutical, Inc. †	13,842	876,337
Universal American Corp.	19,738	140,929
US Physical Therapy, Inc.	6,163	306,486
Vascular Solutions, Inc. †	13,700	445,661
Vocera Communications, Inc. †	10,735	136,871
WellCare Health Plans, Inc. †	1,718	159,345
West Pharmaceutical Services, Inc.	22,226	1,540,706
Xencor, Inc. †	9,465	127,020
Zeltiq Aesthetics, Inc. †(a)	5,253	142,671
ZIOPHARM Oncology, Inc. †(a)	18,183	134,918
Zogenix, Inc. †(a)	9,937	91,818

		54,805,389

Industrials - 8.3%
AAON, Inc.	8,544	239,232
ABM Industries, Inc.	6,667	215,411
Advanced Drainage Systems, Inc. (a)	10,125	215,662
Aerojet Rocketdyne Holdings, Inc. †	7,667	125,585
Air Transport Services Group, Inc. †	33,900	521,382
Aircastle Ltd. (a)	5,512	122,587
Alamo Group, Inc.	3,400	189,414
Albany International Corp., Class A	2,564	96,381
Allegiant Travel Co.	3,591	639,413
American Woodmark Corp. †	11,108	828,546
Apogee Enterprises, Inc.	8,015	351,778
Argan, Inc.	5,482	192,747
Astec Industries, Inc.	3,050	142,343
AZZ, Inc.	5,863	331,846
Barnes Group, Inc.	3,154	110,485
Barrett Business Services, Inc.	3,741	107,554
Beacon Roofing Supply, Inc. †	22,211	910,873
Brink’s Co. (The)	17,037	572,273
Builders FirstSource, Inc. †	59,970	675,862
Comfort Systems USA, Inc.	21,641	687,535
Covenant Transportation Group, Inc., Class A †	4,298	103,969
CRA International, Inc. †	6,151	120,806
Curtiss-Wright Corp.	3,906	295,567
Douglas Dynamics, Inc.	10,400	238,264
Dycom Industries, Inc. †	14,787	956,275
EMCOR Group, Inc.	11,751	571,099
Encore Wire Corp.	2,448	95,301
Ennis, Inc.	7,540	147,407
Exponent, Inc.	14,044	716,384
Federal Signal Corp.	14,847	196,871

	SHARES	VALUE (Note 4)
Industrials - 8.3% (continued)
FTI Consulting, Inc. †	3,688	$130,961
G&K Services, Inc., Class A	5,623	411,885
Gibraltar Industries, Inc. †	16,328	466,981
Global Brass & Copper Holdings, Inc.	14,454	360,627
GP Strategies Corp. †	4,353	119,272
Granite Construction, Inc.	6,469	309,218
Griffon Corp.	21,547	332,901
Hawaiian Holdings, Inc. †	21,616	1,020,059
HC2 Holdings, Inc. †(a)	27,896	106,563
Healthcare Services Group, Inc.	28,128	1,035,392
Heidrick & Struggles International, Inc.	6,742	159,785
HNI Corp.	2,603	101,959
Insperity, Inc.	10,266	531,060
Insteel Industries, Inc.	3,065	93,697
Interface, Inc.	20,541	380,830
John Bean Technologies Corp.	9,989	563,479
Kadant, Inc.	3,300	149,028
Kaman Corp.	4,422	188,775
Kforce, Inc.	9,696	189,848
Knoll, Inc.	11,667	252,590
Korn	9,913	280,439
Lydall, Inc. †	5,838	189,852
Marten Transport Ltd.	7,355	137,686
Masonite International Corp. †	1,839	120,454
Matson, Inc.	20,915	840,156
Matthews International Corp., Class A	8,717	448,664
Mistras Group, Inc. †	3,977	98,510
Mueller Industries, Inc.	9,061	266,575
Multi-Color Corp.	4,489	239,488
MYR Group, Inc. †	5,924	148,752
National Presto Industries, Inc. (a)	1,715	143,614
NV5 Global, Inc. †(a)	13,579	364,325
On Assignment, Inc. †	12,161	448,984
PAM Transportation Services, Inc. †	3,028	93,262
Park-Ohio Holdings Corp.	2,529	108,292
Patrick Industries, Inc. †	12,211	554,257
PGT, Inc. †	28,250	277,980
Radiant Logistics, Inc. †	19,798	70,679
RBC Bearings, Inc. †	2,775	203,296
Resources Connection, Inc.	10,068	156,658
SkyWest, Inc.	21,997	439,720
Sparton Corp. †	6,924	124,563
Standex International Corp.	4,173	324,701
Steelcase, Inc., Class A	10,190	152,035
Team, Inc. †(a)	4,400	133,672
Tennant Co.	3,269	168,288
Tetra Tech, Inc.	8,778	261,760
TrueBlue, Inc. †	4,019	105,097
UniFirst Corp.	2,005	218,786
Universal Forest Products, Inc.	6,579	564,610
US Ecology, Inc.	4,522	199,691
USA Truck, Inc. †	7,500	141,300
Viad Corp.	5,800	169,128
VSE Corp.	2,457	166,806
WageWorks, Inc. †	2,384	120,654
Willdan Group, Inc. †	2,158	20,825

		26,127,321

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.7%
A10 Networks, Inc. †	24,258	$143,607
ACI Worldwide, Inc. †	28,926	601,372
Acxiom Corp. †	15,894	340,767
Advanced Energy Industries, Inc. †	16,825	585,342
Applied Optoelectronics, Inc. †(a)	13,854	206,563
Aspen Technology, Inc. †	9,985	360,758
AVG Technologies NV (Netherlands) †	5,307	110,120
AVX Corp.	12,390	155,742
Axcelis Technologies, Inc. †	52,688	147,526
Badger Meter, Inc.	1,766	117,457
Benefitfocus, Inc. †(a)	8,834	294,614
Blackbaud, Inc.	21,626	1,360,059
Blackhawk Network Holdings, Inc. †	21,626	741,772
Bottomline Technologies de, Inc. †	6,446	196,539
BroadSoft, Inc. †	16,157	651,935
Brooks Automation, Inc.	10,126	105,310
Cabot Microelectronics Corp.	2,479	101,416
CACI International, Inc., Class A †	6,137	654,818
CalAmp Corp. †	5,277	94,617
Callidus Software, Inc. †	30,531	509,257
Carbonite, Inc. †	13,200	105,204
Cardtronics, Inc. †	3,516	126,541
Cavium, Inc. †	2,936	179,566
CEVA, Inc. †	12,650	284,625
Cimpress NV (Netherlands) †	2,629	238,424
Cirrus Logic, Inc. †	25,548	930,203
Clearfield, Inc. †(a)	11,651	187,232
Coherent, Inc. †	5,917	543,772
Convergys Corp.	34,452	956,732
Cray, Inc. †	5,185	217,303
CSG Systems International, Inc. (a)	11,909	537,810
CTS Corp.	12,200	192,028
Cvent, Inc. †	12,501	267,521
DHI Group, Inc. †	15,761	127,191
Digimarc Corp. †(a)	4,179	126,624
DTS, Inc. †	4,612	100,449
EarthLink Holdings Corp.	83,562	473,797
Ebix, Inc.	17,236	703,056
Electronics For Imaging, Inc. †	10,714	454,166
Ellie Mae, Inc. †(a)	13,739	1,245,303
Entegris, Inc. †	9,172	124,923
EPAM Systems, Inc. †	18,880	1,409,770
Epiq Systems, Inc.	9,360	140,587
ePlus, Inc. †	5,396	434,432
Euronet Worldwide, Inc. †	20,309	1,505,100
ExlService Holdings, Inc. †	15,184	786,531
Fabrinet (Thailand) †	14,746	477,033
Fair Isaac Corp.	13,991	1,484,305
FEI Co.	1,328	118,205
Five9, Inc. †	27,776	246,929
Fleetmatics Group plc (Ireland) †	13,991	569,574
FormFactor, Inc. †	22,524	163,749
Gigamon, Inc. †	17,482	542,292
Glu Mobile, Inc. †(a)	101,300	285,666
Gogo, Inc. †(a)	9,871	108,680
GTT Communications, Inc. †	20,778	343,668
Guidewire Software, Inc. †	23,459	1,278,046

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Hackett Group, Inc. (The)	26,961	$407,650
HubSpot, Inc. †	12,507	545,555
II-VI, Inc. †	19,798	429,815
Imperva, Inc. †	12,579	635,240
Infinera Corp. †	25,798	414,316
Inphi Corp. †	18,026	600,987
Insight Enterprises, Inc. †	4,032	115,476
Integrated Device Technology, Inc. †	35,076	716,953
InterDigital, Inc.	4,418	245,862
Intralinks Holdings, Inc. †	16,496	129,988
Ixia †	19,705	245,524
j2 Global, Inc.	16,986	1,045,998
Lionbridge Technologies, Inc. †	23,819	120,524
Littelfuse, Inc.	5,611	690,770
LogMeIn, Inc. †	11,810	595,933
Luxoft Holding, Inc. (Switzerland) †	14,216	782,306
M/A-COM Technology Solutions Holdings, Inc. †	20,407	893,623
Manhattan Associates, Inc. †	28,254	1,606,805
MAXIMUS, Inc.	2,777	146,181
MaxLinear, Inc., Class A †	29,966	554,371
Mercury Systems, Inc. †	18,800	381,640
Mesa Laboratories, Inc. (a)	1,966	189,424
Microsemi Corp. †	16,050	614,876
MicroStrategy, Inc., Class A †	1,843	331,224
MKS Instruments, Inc.	7,480	281,622
Monolithic Power Systems, Inc.	19,973	1,271,082
Monotype Imaging Holdings, Inc.	5,625	134,550
Monster Worldwide, Inc. †(a)	28,201	91,935
MTS Systems Corp.	2,200	133,870
Multi-Fineline Electronix, Inc. †	2,392	55,518
NeoPhotonics Corp. †	41,663	584,949
NETGEAR, Inc. †	7,662	309,315
NIC, Inc.	11,658	210,194
NVE Corp.	2,643	149,409
Oclaro, Inc. †(a)	62,690	338,526
OSI Systems, Inc. †	4,691	307,214
Paycom Software, Inc. †(a)	21,938	780,993
Paylocity Holding Corp. †(a)	21,153	692,549
PC Connection, Inc.	9,526	245,866
Pegasystems, Inc.	16,041	407,121
Perficient, Inc. †	8,400	182,448
PFSweb, Inc. †	16,898	221,702
Photronics, Inc. †	17,287	179,958
Plantronics, Inc.	3,678	144,141
Progress Software Corp. †	3,731	89,992
Proofpoint, Inc. †(a)	6,536	351,506
Q2 Holdings, Inc. †	24,645	592,466
QAD, Inc., Class A	5,645	119,956
RealPage, Inc. †	7,499	156,279
RF Industries Ltd.	2,658	7,177
RingCentral, Inc., Class A †	32,012	504,189
Rudolph Technologies, Inc. †	14,942	204,108
ServiceSource International, Inc. †	27,897	118,841
ShoreTel, Inc. †	18,745	139,463
Sigma Designs, Inc. †	22,053	149,960
Silver Spring Networks, Inc. †	17,845	263,214

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
SPS Commerce, Inc. †	4,320	$185,501
Stamps.com, Inc. †	8,358	888,288
Sykes Enterprises, Inc. †	10,388	313,510
Synaptics, Inc. †	1,219	97,203
SYNNEX Corp.	13,618	1,260,891
Take-Two Interactive Software, Inc. †	36,651	1,380,643
Tech Data Corp. †	12,164	933,830
TechTarget, Inc. †	3,469	25,740
Telenav, Inc. †	41,098	242,478
TeleTech Holdings, Inc.	5,303	147,211
Tessera Technologies, Inc.	4,092	126,852
Tyler Technologies, Inc. †	13,264	1,705,883
Ubiquiti Networks, Inc. †(a)	26,418	878,927
Ultra Clean Holdings, Inc. †	7,049	37,783
United Online, Inc. †	10,738	123,917
Universal Display Corp. †	17,899	968,336
ViaSat, Inc. †	1,253	92,070
Virtusa Corp. †	5,140	192,544
Web.com Group, Inc. †	14,831	293,950
WebMD Health Corp. †	11,983	750,495
Xcerra Corp. †	21,804	142,162
XO Group, Inc. †	20,289	325,638
Zendesk, Inc. †(a)	5,833	122,085
Zix Corp. †	50,931	200,159

		58,793,878

Materials - 2.4%
AEP Industries, Inc.	1,963	129,558
Balchem Corp.	5,276	327,217
Berry Plastics Group, Inc. †	16,863	609,597
Chemtura Corp. †	19,791	522,482
Core Molding Technologies, Inc. †	1,860	23,213
Ferro Corp. †	12,422	147,449
Handy & Harman Ltd. †	291	7,959
Headwaters, Inc. †	31,502	625,000
Innospec, Inc.	9,110	395,010
Kaiser Aluminum Corp.	7,395	625,173
KMG Chemicals, Inc.	10,063	232,153
Louisiana-Pacific Corp. †	31,763	543,783
Materion Corp.	4,614	122,179
Neenah Paper, Inc.	3,745	238,407
Quaker Chemical Corp.	1,296	109,979
Sensient Technologies Corp.	7,339	465,733
Stepan Co.	4,660	257,651
Trinseo SA †	27,114	998,066
US Concrete, Inc. †	12,313	733,609
Worthington Industries, Inc.	11,197	399,061

		7,513,279

Telecommunication Services - 1.2%
8x8, Inc. †	31,514	317,031
Atlantic Tele-Network, Inc.	4,115	312,040
Boingo Wireless, Inc. †	19,566	151,050
Cincinnati Bell, Inc. †	36,600	141,642
Consolidated Communications Holdings, Inc. (a)	10,599	273,030
FairPoint Communications, Inc. †(a)	9,396	139,812
General Communication, Inc., Class A †	22,600	414,032

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.2% (continued)
IDT Corp., Class B	12,066	$188,109
Inteliquent, Inc.	8,841	141,898
Lumos Networks Corp. †	9,282	119,181
ORBCOMM, Inc. †(a)	27,400	277,562
Shenandoah Telecommunications Co.	19,762	528,634
Spok Holdings, Inc.	10,576	185,186
Straight Path Communications, Inc., Class B †(a)	6,023	186,894
Vonage Holdings Corp. †	110,469	504,843

		3,880,944

Utilities - 4.7%
ALLETE, Inc.	4,119	230,952
American States Water Co.	16,786	660,697
Avista Corp.	17,563	716,219
Black Hills Corp. (a)	9,787	588,492
Chesapeake Utilities Corp.	9,836	619,373
Cleco Corp.	6,363	351,301
Connecticut Water Service, Inc.	2,053	92,590
El Paso Electric Co.	8,711	399,661
IDACORP, Inc.	12,111	903,359
Laclede Group, Inc. (The)	15,675	1,061,981
MGE Energy, Inc.	10,628	555,313
New Jersey Resources Corp.	18,528	674,975
Northwest Natural Gas Co.	4,878	262,680
NorthWestern Corp.	12,340	761,995
ONE Gas, Inc.	31,496	1,924,406
Ormat Technologies, Inc. (a)	13,252	546,512
PNM Resources, Inc.	21,044	709,604
Portland General Electric Co.	19,975	788,813
SJW Corp.	2,536	92,184
Southwest Gas Corp.	3,027	199,328
Spark Energy, Inc., Class A	8,641	155,538
Unitil Corp.	11,324	481,157
WGL Holdings, Inc.	25,386	1,837,185

		14,614,315

TOTAL COMMON STOCKS (cost $277,599,395)		310,618,822

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(a)(b)	9,900	7,456

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(a)(b)	4,000	—

TOTAL RIGHTS (cost $— )		7,456

WARRANTS - 0.0% (c)

Consumer Discretionary - 0.0% (c)
Education Management Corp., Class B (3)†(b)
(cost $— )	6,600	36

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

SHORT-TERM INVESTMENT - 1.7%	SHARES	VALUE (Note 4)
Investment Company - 1.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(d)
(cost $5,213,798)	5,213,798	$5,213,798

SECURITIES LENDING COLLATERAL - 10.7%

Money Market Funds - 10.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (2)(d)(e)
(cost $33,769,149)	33,769,149	33,769,149

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 111.3% (cost $316,582,342)		349,609,261

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.3%) (f)		(35,418,321)

NET ASSETS - 100.0%		$314,190,940

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $33,187,084; cash collateral of $33,769,149 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $7,492 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	$215,424	$221,920	$6,496

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$5,680	$5,680

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Australia - 4.6%
AGL Energy Ltd.	65,494	$922,107
Amcor Ltd.	41,261	453,090
AMP Ltd.	26,931	119,373
Aristocrat Leisure Ltd.	67,187	530,005
Asciano Ltd.	14,990	103,004
Aurizon Holdings Ltd.	51,027	155,057
AusNet Services	85,032	97,078
Brambles Ltd.	49,021	454,140
Caltex Australia Ltd.	27,181	708,913
Challenger Ltd.	15,970	102,484
CIMIC Group Ltd.	10,409	276,939
Cochlear Ltd.	2,674	209,154
CSL Ltd.	33,157	2,576,678
Dexus Property Group REIT	36,964	224,469
Flight Centre Travel Group Ltd.	3,072	101,747
Goodman Group REIT	68,138	348,476
GPT Group (The) REIT	167,107	639,731
Harvey Norman Holdings Ltd.	63,440	228,218
Incitec Pivot Ltd.	54,550	133,135
Insurance Australia Group Ltd.	33,454	142,879
Macquarie Group Ltd.	16,720	846,269
Medibank Pvt Ltd.	145,369	326,036
Newcrest Mining Ltd. †	20,450	264,643
Qantas Airways Ltd. †	197,293	615,822
QBE Insurance Group Ltd.	19,200	160,449
Ramsay Health Care Ltd.	15,757	739,830
REA Group Ltd.	2,572	106,457
Scentre Group REIT	404,900	1,378,284
Stockland REIT	84,500	276,450
Suncorp Group Ltd.	11,430	104,283
Tabcorp Holdings Ltd.	103,175	338,330
Tatts Group Ltd.	66,241	191,918
Telstra Corp. Ltd.	52,734	215,206
TPG Telecom Ltd.	52,484	456,069
Treasury Wine Estates Ltd.	116,790	862,377
Vocus Communications Ltd.	15,935	101,655

		15,510,755

Austria - 0.7%
ANDRITZ AG †	10,273	562,796
Erste Group Bank AG †	26,080	731,989
OMV AG	33,152	930,851

		2,225,636

Belgium - 2.4%
Ageas	30,031	1,188,517
Anheuser-Busch InBev SA/NV	30,661	3,809,225
Colruyt SA	1,947	113,227
KBC Groep NV	21,212	1,092,370
Proximus	17,414	594,243
UCB SA	15,242	1,163,501

		7,961,083

Canada - 5.5%
Agnico Eagle Mines Ltd. (1)	11,257	407,289
Alimentation Couche-Tard, Inc., Class B (1)	56,982	2,535,946
Bank of Montreal (1)	10,620	644,927
Barrick Gold Corp. (1)	26,994	366,640

	SHARES	VALUE (Note 4)
Canada - 5.5% (continued)
BCE, Inc. (1)	49,533	$2,257,446
Canadian Imperial Bank of Commerce (1)	7,172	535,767
Canadian Tire Corp. Ltd., Class A (1)	1,646	171,336
CCL Industries, Inc., Class B (1)	4,183	793,925
CGI Group, Inc., Class A (1)†	16,252	776,717
Constellation Software, Inc. (1)	2,647	1,083,848
Dollarama, Inc. (1)	18,599	1,308,768
First Capital Realty, Inc. (1)	6,303	100,072
Fortis, Inc. (1)	3,873	121,401
Franco-Nevada Corp. (1)	10,144	622,972
George Weston Ltd. (1)	1,398	125,166
Imperial Oil Ltd. (1)	18,035	602,532
Intact Financial Corp. (1)	3,381	236,716
Keyera Corp. (1)	24,229	735,405
Kinross Gold Corp. (1)†	30,474	103,946
Loblaw Cos. Ltd. (1)	13,190	738,539
Metro, Inc. (1)	33,920	1,176,851
Onex Corp. (1)	8,499	518,022
Restaurant Brands International, Inc. (1)	6,174	239,782
Rogers Communications, Inc., Class B (1)	36,905	1,477,621
Saputo, Inc. (1)	5,176	165,951
Sun Life Financial, Inc. (1)	12,136	391,529
Suncor Energy, Inc. (1)	9,150	254,826

		18,493,940

Denmark - 3.4%
Carlsberg A/S, Class B	2,772	263,577
Chr Hansen Holding A/S	8,842	592,956
Coloplast A/S, Class B	5,148	389,565
Danske Bank A/S	37,401	1,055,473
DSV A/S	15,616	649,536
Genmab A/S †	1,076	148,896
ISS A/S	12,970	520,184
Novo Nordisk A/S, Class B	78,843	4,269,632
Pandora A/S	12,352	1,614,875
Tryg A/S	18,790	363,901
Vestas Wind Systems A/S	17,954	1,265,034
William Demant Holding A/S †	3,911	392,823

		11,526,452

Finland - 1.3%
Elisa OYJ †	17,603	683,546
Kone OYJ, Class B	6,818	328,156
Neste OYJ	31,357	1,030,457
Nokian Renkaat OYJ	13,229	466,726
Orion OYJ, Class B	6,824	225,256
Sampo OYJ, Class A	31,575	1,495,533

		4,229,674

France - 8.8%
Accor SA	3,636	153,808
Air Liquide SA	2,890	324,232
Airbus Group SE	53,531	3,546,827
AXA SA	123,952	2,906,515
BNP Paribas SA	3,348	168,205
Cap Gemini SA	13,074	1,226,399
Christian Dior SE	2,681	485,462
Dassault Systemes	13,270	1,051,403

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
France - 8.8% (continued)
Essilor International SA	11,330	$1,396,035
Groupe Eurotunnel SE	9,549	106,907
Hermes International	1,920	675,114
Iliad SA	1,060	272,341
Ingenico Group	2,884	330,598
JCDecaux SA	3,627	158,743
Kering	1,110	198,183
Legrand SA	2,988	167,011
L’Oreal SA	10,484	1,875,445
LVMH Moet Hennessy Louis Vuitton SE	8,797	1,503,200
Numericable-SFR SA	7,055	296,292
Orange SA	39,573	691,060
Pernod Ricard SA	4,394	489,284
Peugeot SA †	30,046	514,028
Renault SA	5,065	503,347
Safran SA	21,646	1,510,890
Sanofi	5,218	419,505
SCOR SE	9,686	341,489
Societe BIC SA	1,113	167,234
Societe Generale SA	15,945	589,200
Sodexo SA	1,964	211,374
Thales SA	8,790	768,112
TOTAL SA	42,149	1,917,836
Unibail-Rodamco SE REIT	3,428	940,147
Valeo SA	3,630	564,460
Veolia Environnement SA	28,559	687,382
Vinci SA	26,448	1,963,079
Vivendi SA	30,525	639,711

		29,760,858

Germany - 7.0%
adidas AG	13,407	1,565,413
Allianz SE	14,983	2,433,316
Beiersdorf AG	8,715	784,996
Brenntag AG	7,835	446,460
Continental AG	3,871	877,981
Deutsche Boerse AG	15,486	1,318,540
Deutsche Lufthansa AG †	16,426	265,106
Deutsche Telekom AG	96,092	1,722,768
Fresenius Medical Care AG & Co. KGaA	21,024	1,854,862
GEA Group AG	4,496	219,364
Hannover Rueck SE	14,104	1,639,200
Infineon Technologies AG	90,555	1,283,919
MAN SE	2,565	277,396
Merck KGaA	4,285	356,442
ProSiebenSat.1 Media SE	20,090	1,031,318
SAP SE	62,846	5,057,117
Symrise AG	12,205	817,149
Telefonica Deutschland Holding AG	38,930	210,447
United Internet AG	13,958	699,338
Vonovia SE	8,017	287,817
Zalando SE 144A †(a)	15,346	503,123

		23,652,072

Hong Kong - 0.9%
Cathay Pacific Airways Ltd.	60,000	103,920
CLP Holdings Ltd.	69,500	629,073
Hang Seng Bank Ltd.	8,300	146,860
Hong Kong & China Gas Co. Ltd.	64,256	120,118

	SHARES	VALUE (Note 4)
Hong Kong - 0.9% (continued)
Hysan Development Co. Ltd.	25,000	$106,542
MTR Corp. Ltd.	106,500	527,825
NWS Holdings Ltd.	65,000	103,658
PCCW Ltd.	157,000	101,691
Power Assets Holdings Ltd.	21,500	220,044
Sino Land Co. Ltd.	96,000	152,490
Techtronic Industries Co. Ltd.	125,000	495,186
WH Group Ltd. 144A †(a)	233,500	168,870

		2,876,277

Ireland - 0.2%
Experian plc	30,790	549,585
Shire plc	3,830	218,443

		768,028

Italy - 2.1%
Atlantia SpA	33,905	939,411
Eni SpA	78,246	1,181,726
Finmeccanica SpA †	52,003	658,490
Intesa Sanpaolo SpA	399,303	1,104,079
Luxottica Group SpA	17,288	952,359
Prysmian SpA	23,402	529,479
Snam SpA	159,672	999,231
Terna Rete Elettrica Nazionale SpA	126,754	722,729

		7,087,504

Japan - 31.3%
Acom Co. Ltd. †	122,800	618,310
Aeon Co. Ltd.	65,100	940,436
AEON Financial Service Co. Ltd.	14,700	346,072
Aisin Seiki Co. Ltd.	13,200	496,846
Ajinomoto Co., Inc.	43,000	969,516
Alfresa Holdings Corp.	26,200	502,829
Alps Electric Co. Ltd.	5,400	94,225
ANA Holdings, Inc.	204,000	574,594
Aozora Bank Ltd.	28,000	97,733
Asahi Glass Co. Ltd.	19,000	103,965
Astellas Pharma, Inc.	15,100	200,672
Bandai Namco Holdings, Inc.	7,500	163,488
Bank of Yokohama Ltd. (The)	43,000	193,468
Calbee, Inc.	8,500	337,252
Casio Computer Co. Ltd.	19,900	401,341
Central Japan Railway Co.	4,300	760,461
Chubu Electric Power Co., Inc.	57,200	798,246
Chugai Pharmaceutical Co. Ltd.	20,800	643,622
Daicel Corp.	26,900	366,685
Dai-ichi Life Insurance Co. Ltd. (The)	8,500	103,016
Daiichi Sankyo Co. Ltd.	46,800	1,038,733
Daikin Industries Ltd.	14,000	1,045,584
Daito Trust Construction Co. Ltd.	4,500	638,263
Daiwa House Industry Co. Ltd.	51,400	1,444,768
Dentsu, Inc.	25,400	1,274,229
Don Quijote Holdings Co. Ltd.	11,100	385,513
East Japan Railway Co.	27,200	2,346,259
Eisai Co. Ltd.	23,500	1,412,861
FamilyMart Co. Ltd.	5,700	296,032
Fuji Heavy Industries Ltd.	40,200	1,419,592
FUJIFILM Holdings Corp.	37,000	1,462,510

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 31.3% (continued)
Hamamatsu Photonics KK	12,600	$347,244
Hankyu Hanshin Holdings, Inc.	24,000	153,053
Hikari Tsushin, Inc.	3,600	273,959
Hiroshima Bank Ltd. (The)	70,000	255,412
Hisamitsu Pharmaceutical Co., Inc.	5,300	236,860
Hitachi Chemical Co. Ltd.	10,000	179,698
Hokuriku Electric Power Co.	7,100	100,371
Hoshizaki Electric Co. Ltd.	6,100	508,805
Hoya Corp.	22,800	866,643
Idemitsu Kosan Co. Ltd.	40,200	717,301
Iida Group Holdings Co. Ltd.	33,100	644,650
Isetan Mitsukoshi Holdings Ltd.	8,100	94,565
ITOCHU Corp.	59,000	725,041
J Front Retailing Co. Ltd.	22,600	299,885
Japan Airlines Co. Ltd.	30,900	1,132,793
Japan Airport Terminal Co. Ltd.	5,200	184,555
Japan Prime Realty Investment Corp. REIT	55	223,997
Japan Real Estate Investment Corp. REIT	81	467,605
Japan Retail Fund Investment Corp. REIT	149	357,742
Japan Tobacco, Inc.	72,000	2,996,831
JX Holdings, Inc.	741,300	2,854,274
Kajima Corp.	101,000	632,688
Kakaku.com, Inc.	16,800	311,492
Kaneka Corp.	45,000	385,327
Kansai Electric Power Co., Inc. (The) †	64,000	566,259
Kao Corp.	31,500	1,679,642
KDDI Corp.	122,900	3,279,068
Keihan Holdings Co. Ltd.	35,000	246,568
Keisei Electric Railway Co. Ltd.	14,000	196,962
Keyence Corp.	1,740	948,948
Kikkoman Corp.	18,000	590,878
Kintetsu Group Holdings Co. Ltd.	75,000	303,951
Koito Manufacturing Co. Ltd.	22,800	1,032,404
Konami Holdings Corp.	14,800	437,402
Kose Corp.	8,300	806,904
Kubota Corp.	28,600	390,383
Kyowa Hakko Kirin Co. Ltd.	30,000	478,707
Kyushu Electric Power Co., Inc. †	22,000	209,056
Lawson, Inc.	5,600	468,780
LIXIL Group Corp.	5,500	112,185
M3, Inc.	23,000	578,422
Mabuchi Motor Co. Ltd.	9,000	418,720
Makita Corp.	6,400	396,703
Marui Group Co. Ltd.	49,000	702,097
McDonald’s Holdings Co. Japan Ltd.	4,100	97,137
Medipal Holdings Corp.	22,400	354,315
MEIJI Holdings Co. Ltd.	15,200	1,221,453
Mitsubishi Chemical Holdings Corp.	103,400	539,862
Mitsubishi Tanabe Pharma Corp.	17,400	302,336
Mitsubishi UFJ Financial Group, Inc.	202,300	937,378
Mitsui Chemicals, Inc.	92,000	306,235
Mizuho Financial Group, Inc.	597,000	889,699
MS&AD Insurance Group Holdings, Inc.	44,700	1,245,846
Murata Manufacturing Co. Ltd.	11,000	1,327,335
Nagoya Railroad Co. Ltd.	25,000	116,734
Nexon Co. Ltd.	44,200	753,805
NGK Insulators Ltd.	8,000	147,628

	SHARES	VALUE (Note 4)
Japan - 31.3% (continued)
Nidec Corp.	20,200	$1,382,132
Nikon Corp.	15,800	241,600
Nintendo Co. Ltd.	9,800	1,393,053
Nippon Building Fund, Inc. REIT	75	443,990
Nippon Express Co. Ltd.	34,000	154,580
Nippon Telegraph & Telephone Corp.	83,800	3,619,951
Nissan Motor Co. Ltd.	93,600	865,355
Nisshin Seifun Group, Inc.	31,600	501,843
Nitori Holdings Co. Ltd.	8,700	796,051
Nitto Denko Corp.	5,300	295,334
Nomura Real Estate Master Fund, Inc. REIT	209	311,118
Nomura Research Institute Ltd.	12,950	436,117
NTT Data Corp.	14,300	717,123
NTT DOCOMO, Inc.	97,900	2,225,406
Obayashi Corp.	75,500	744,177
Obic Co. Ltd.	7,700	407,051
Oji Holdings Corp.	37,000	148,608
Olympus Corp.	12,300	477,538
Ono Pharmaceutical Co. Ltd.	39,000	1,649,804
Oriental Land Co. Ltd.	5,600	396,478
ORIX Corp.	57,700	821,833
Otsuka Corp.	9,900	522,237
Otsuka Holdings Co. Ltd.	23,000	835,398
Park24 Co. Ltd.	18,800	525,996
Rinnai Corp.	4,900	432,858
Ryohin Keikaku Co. Ltd.	3,500	739,447
Sankyo Co. Ltd.	4,200	156,395
Santen Pharmaceutical Co. Ltd.	42,000	631,280
Secom Co. Ltd.	13,800	1,024,002
Seibu Holdings, Inc.	14,100	298,157
Sekisui House Ltd.	49,200	830,082
Seven & i Holdings Co. Ltd.	42,800	1,823,609
Seven Bank Ltd.	60,000	256,084
Shikoku Electric Power Co., Inc.	24,300	325,649
Shimadzu Corp.	39,000	611,848
Shimamura Co. Ltd.	3,200	399,460
Shimano, Inc.	3,700	580,260
Shimizu Corp.	44,000	372,653
Shionogi & Co. Ltd.	35,100	1,649,742
Shiseido Co. Ltd.	27,200	605,962
Sohgo Security Services Co. Ltd.	13,000	703,866
Sompo Japan Nipponkoa Holdings, Inc.	30,000	850,244
Sumitomo Chemical Co. Ltd.	114,000	516,010
Suntory Beverage & Food Ltd.	6,600	296,914
Suruga Bank Ltd.	14,900	261,473
Suzuken Co. Ltd.	7,200	244,376
Sysmex Corp.	17,200	1,075,273
Taisei Corp.	81,000	534,898
Taiyo Nippon Sanso Corp.	14,700	139,678
Takeda Pharmaceutical Co. Ltd.	13,700	624,591
Teijin Ltd.	120,000	417,875
Terumo Corp.	27,600	987,723
Toho Co. Ltd.	7,900	207,662
Toho Gas Co. Ltd.	61,000	432,972
Tohoku Electric Power Co., Inc.	27,500	354,405
Tokio Marine Holdings, Inc.	25,900	875,108
Tokyo Electric Power Co., Inc. †	154,000	846,021

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 31.3% (continued)
Tokyu Corp.	60,000	$502,524
Toppan Printing Co. Ltd.	36,000	301,832
Toray Industries, Inc.	99,000	844,881
TOTO Ltd.	20,500	638,099
Toyo Seikan Group Holdings Ltd.	12,000	224,551
Toyo Suisan Kaisha Ltd.	4,600	165,123
Toyota Industries Corp.	2,200	98,802
Trend Micro, Inc.	17,000	622,198
USS Co. Ltd.	10,300	164,358
West Japan Railway Co.	17,300	1,068,227
Yahoo Japan Corp.	36,600	155,778
Yakult Honsha Co. Ltd.	4,100	181,393
Yamada Denki Co. Ltd.	80,900	382,413
Yamaguchi Financial Group, Inc.	24,000	217,898
Yamaha Corp.	29,000	872,371
Yamaha Motor Co. Ltd.	8,800	146,262
Yamato Holdings Co. Ltd.	9,300	185,414
Yamazaki Baking Co. Ltd.	19,000	399,920
Yokogawa Electric Corp.	9,600	99,158

		105,802,266

Netherlands - 2.2%
Heineken Holding NV	3,988	310,481
Heineken NV	19,923	1,802,585
ING Groep NV CVA	33,629	402,432
Koninklijke Ahold NV	60,867	1,367,153
Koninklijke KPN NV	342,324	1,433,503
NN Group NV	25,428	830,089
QIAGEN NV †	9,510	211,469
Randstad Holding NV	6,427	355,488
Wolters Kluwer NV	18,813	749,840

		7,463,040

Norway - 0.0% (b)
Golar LNG Ltd. (3)(c)	2,009	36,418
Orkla ASA	12,015	108,673

		145,091

Portugal - 0.4%
Galp Energia SGPS SA	47,820	600,470
Jeronimo Martins SGPS SA	43,875	717,223

		1,317,693

Singapore - 0.1%
Ascendas REIT	63,100	111,913
CapitaLand Mall Trust REIT	68,500	106,158
ComfortDelGro Corp. Ltd.	125,500	272,006

		490,077

South Africa - 0.1%
Mondi plc	10,030	191,806

Spain - 2.5%
Aena SA 144A †(a)	2,909	375,083
Amadeus IT Holding SA, Class A	24,807	1,060,845
Endesa SA	34,534	661,785
Ferrovial SA	42,579	913,786
Grifols SA	23,008	511,177
Iberdrola SA	345,133	2,297,536

	SHARES	VALUE (Note 4)
Spain - 2.5% (continued)
Industria de Diseno Textil SA	71,208	$2,386,864
Red Electrica Corp. SA	4,436	384,272

		8,591,348

Sweden - 1.6%
Assa Abloy AB, Class B	45,692	899,561
Hexagon AB, Class B	13,079	508,320
Husqvarna AB, Class B	22,273	162,646
ICA Gruppen AB	3,287	108,641
Lundin Petroleum AB †	55,954	945,809
Securitas AB, Class B	29,331	485,032
Skanska AB, Class B	4,407	100,528
Svenska Cellulosa AB SCA, Class B	49,964	1,558,416
Svenska Handelsbanken AB, Class A	17,763	225,344
Swedish Match AB	14,951	506,810

		5,501,107

Switzerland - 5.6%
Actelion Ltd. †	9,253	1,380,916
Barry Callebaut AG †	173	187,568
Chocoladefabriken Lindt & Spruengli AG	217	1,344,539
EMS-Chemie Holding AG	921	476,916
Galenica AG	721	1,081,992
Geberit AG	1,176	439,406
Givaudan SA	647	1,267,991
Julius Baer Group Ltd. †	8,342	357,513
Kuehne + Nagel International AG	3,478	494,281
Lonza Group AG †	4,768	805,989
Nestle SA	69,449	5,182,338
Partners Group Holding AG	2,657	1,067,447
Schindler Holding AG	2,922	538,315
SGS SA	100	211,158
Sika AG	87	344,401
Sonova Holding AG	1,208	154,171
Swiss Life Holding AG †	747	198,230
Swiss Prime Site AG †	3,058	269,425
Swiss Re AG	27,889	2,575,261
Swisscom AG	472	256,182
Wolseley plc	7,753	437,650

		19,071,689

United Kingdom - 15.8%
3i Group plc	56,789	371,329
ARM Holdings plc	35,698	519,809
Ashtead Group plc	16,587	205,396
Associated British Foods plc	16,541	793,599
AstraZeneca plc	3,789	211,547
Aviva plc	36,331	237,221
BAE Systems plc	72,893	531,702
Barratt Developments plc	86,562	694,921
British American Tobacco plc	109,931	6,428,321
BT Group plc	565,717	3,572,026
Bunzl plc	7,883	228,660
Compass Group plc	59,421	1,047,497
Croda International plc	3,164	137,769
Direct Line Insurance Group plc	241,246	1,279,618
Dixons Carphone plc	91,723	560,555
easyJet plc	20,601	448,377

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 15.8% (continued)
Hargreaves Lansdown plc	29,884	$575,511
HSBC Holdings plc	50,345	313,094
ICAP plc	22,128	150,503
Imperial Brands plc	57,844	3,202,664
Inmarsat plc	40,068	565,197
International Consolidated Airlines Group SA	150,980	1,201,335
Intertek Group plc	3,302	149,927
ITV plc	284,289	982,367
Kingfisher plc	42,770	230,684
Legal & General Group plc	152,969	515,423
Marks & Spencer Group plc	72,915	424,901
National Grid plc	133,938	1,895,138
Next plc	8,109	627,974
Old Mutual plc	139,415	385,082
Persimmon plc	33,607	1,004,219
Petrofac Ltd.	69,604	918,589
Provident Financial plc	3,835	162,992
Prudential plc	33,052	615,047
Reckitt Benckiser Group plc	42,648	4,113,684
RELX NV	175,448	3,058,855
Royal Mail plc	14,433	99,524
Sage Group plc (The)	72,646	655,006
Schroders plc	3,675	141,284
Severn Trent plc	5,685	177,094
Sky plc	22,727	333,963
Smith & Nephew plc	18,671	307,189
St James’s Place plc	20,354	267,621
Standard Life plc	55,872	284,913
Taylor Wimpey plc	324,580	884,600
Travis Perkins plc	5,606	146,854
Unilever NV CVA	177,391	7,975,278
United Utilities Group plc	24,730	327,353
Vodafone Group plc	649,688	2,064,487
Whitbread plc	10,735	609,385
WPP plc	43,221	1,005,991

		53,642,075

United States - 0.4%
Thomson Reuters Corp. (1)	37,130	1,504,355

TOTAL COMMON STOCKS (cost $301,550,312)		327,812,826

SHORT-TERM INVESTMENT - 3.4%

Investment Company - 3.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (d)
(cost $11,667,291)	11,667,291	11,667,291

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.3% (cost $313,217,603)		339,480,117

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%) (e)		(919,058)

NET ASSETS - 100.0%		$338,561,059

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $36,418 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$46,852,730	13.8%
Consumer Staples	63,099,913	18.7
Energy	13,435,407	4.0
Financials	48,458,906	14.3
Health Care	33,816,796	10.0
Industrials	45,249,682	13.4
Information Technology	24,900,844	7.4
Materials	11,663,605	3.4
Telecommunication Services	26,439,623	7.8
Utilities	13,895,320	4.1
Short-Term Investment	11,667,291	3.4

Total Investments In Securities, At Value	339,480,117	100.3
Liabilities in Excess of Other Assets (e)	(919,058)	(0.3)

Net Assets	$338,561,059	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
71	Barclays Capital	E-Mini MSCI EAFE Index Futures	06/2016	$5,690,027	$5,770,525	$80,498

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$111,370	$111,370

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 95.9%	SHARES	VALUE (Note 4)
Brazil - 3.0%
Ambev SA ADR (1)	2,393	$12,396
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	8,300	35,318
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	3,883	25,628
EDP - Energias do Brasil SA (1)	3,300	11,463
Embraer SA ADR (1)	619	16,317
Equatorial Energia SA (1)	2,500	28,423
Fibria Celulose SA ADR (1)	2,064	17,503
Hypermarcas SA (1)†	3,800	29,612
JBS SA (1)	2,100	6,389
Lojas Renner SA (1)	5,900	34,228
Raia Drogasil SA (1)	2,800	40,626
Ultrapar Participacoes SA (1)	2,700	52,278

		310,181

Chile - 2.1%
Banco de Chile ADR (1)	537	34,610
Banco Santander Chile ADR (1)	1,207	23,356
Cia Cervecerias Unidas SA ADR (1)	1,518	34,079
Colbun SA (1)	105,746	29,462
Corpbanca SA (1)	1,089,380	9,962
Empresa Nacional de Electricidad SA ADR (1)	1,135	47,227
SACI Falabella (1)	5,679	39,661

		218,357

China - 19.6%
AAC Technologies Holdings, Inc.	9,000	68,814
ANTA Sports Products Ltd.	17,000	37,425
AviChina Industry & Technology Co. Ltd., Class H	26,000	19,551
Beijing Capital International Airport Co. Ltd., Class H	16,000	17,088
Byd Co. Ltd., Class H †(a)	11,000	63,314
CAR, Inc. †(a)	7,000	8,227
China Communications Constrkuction Co. Ltd., Class H	16,000	19,154
China COSCO Holdings Co. Ltd., Class H †	16,500	6,406
China Everbright Bank Co. Ltd., Class H	10,000	4,861
China Huishan Dairy Holdings Co. Ltd. (a)	77,000	28,993
China Life Insurance Co. Ltd., Class H	7,000	17,201
China Merchants Bank Co. Ltd., Class H	14,000	29,463
China Pacific Insurance Group Co. Ltd., Class H	2,600	9,764
China Railway Construction Corp. Ltd., Class H	39,500	47,030
China Railway Group Ltd., Class H	74,000	56,218
China Shipping Container Lines Co. Ltd., Class H †	19,000	4,343
China Southern Airlines Co. Ltd., Class H	42,000	26,445
China Vanke Co. Ltd., Class H	57,300	140,611
Chongqing Rural Commercial Bank Co. Ltd., Class H	32,000	16,940
Country Garden Holdings Co. Ltd.	100,000	39,749
CRRC Corp. Ltd., Class H (a)	41,000	41,299
CSPC Pharmaceutical Group Ltd.	50,000	45,258
Dongfeng Motor Group Co. Ltd., Class H	10,000	12,506

	SHARES	VALUE (Note 4)
China - 19.6% (continued)
Evergrande Real Estate Group Ltd. (a)	50,000	$38,605
Fosun International Ltd.	15,000	21,371
Geely Automobile Holdings Ltd.	50,000	24,799
GOME Electrical Appliances Holding Ltd.	52,000	7,510
Guangzhou Automobile Group Co. Ltd., Class H	20,000	20,801
Jiangsu Expressway Co. Ltd., Class H	18,000	24,240
Kingsoft Corp. Ltd. (a)	6,000	14,083
Longfor Properties Co. Ltd.	10,000	14,226
People’s Insurance Co. Group of China Ltd. (The), Class H	36,000	15,287
PICC Property & Casualty Co. Ltd., Class H	16,000	29,460
Ping An Insurance Group Co. of China Ltd., Class H	26,500	127,168
Shanghai Electric Group Co. Ltd., Class H (a)	16,000	7,308
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,300	8,502
Shenzhou International Group Holdings Ltd.	6,000	32,685
Shui On Land Ltd.	75,000	20,249
Sinopec Engineering Group Co. Ltd., Class H	15,500	12,543
Sinopec Shanghai Petrochemical Co. Ltd., Class H †	72,000	36,548
Sinopharm Group Co. Ltd., Class H	5,200	23,500
Tencent Holdings Ltd.	35,300	721,686
TravelSky Technology Ltd., Class H	14,000	22,952
ZHuzhou CRRC Times Electric Co. Ltd., Class H	4,000	23,378
Zijin Mining Group Co. Ltd., Class H	44,000	13,542
ZTE Corp., Class H (3)(b)	20,600	38,359

		2,059,462

Hong Kong - 5.9%
Alibaba Health Information Technology Ltd. †	10,000	6,112
Alibaba Pictures Group Ltd. †(a)	40,000	9,135
Beijing Enterprises Water Group Ltd. †(a)	64,000	40,155
China Everbright Ltd.	12,000	25,156
China Jinmao Holdings Group Ltd.	44,000	12,241
China Merchants Holdings International Co. Ltd.	4,000	11,894
China Overseas Land & Investment Ltd.	52,000	164,693
China Power International Development Ltd.	34,000	17,612
China Resources Beer Holdings Co. Ltd.	22,000	40,978
China Resources Gas Group Ltd.	8,000	22,848
China Resources Land Ltd.	32,000	82,099
China State Construction International Holdings Ltd.	10,000	14,914
China Taiping Insurance Holdings Co. Ltd. †	2,600	5,726
CITIC Ltd. (a)	22,000	33,473
Guangdong Investment Ltd.	40,000	50,579
Hanergy Thin Film Power Group Ltd. (3)†(b)	86,000	—
New World China Land Ltd.	46,000	46,878
Sino Biopharmaceutical Ltd.	47,000	35,262

		619,755

Hungary - 1.1%
MOL Hungarian Oil & Gas plc	530	31,858
OTP Bank plc	1,704	42,750

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Hungary - 1.1% (continued)
Richter Gedeon Nyrt	1,774	$35,340

		109,948

India - 3.5%
Dr. Reddy’s Laboratories Ltd. ADR (1)	337	15,229
Infosys Ltd. ADR (1)	12,849	244,388
Reliance Industries Ltd. GDR (LSE) 144A (c)	2,698	82,634
Reliance Industries Ltd. GDR 144A (c)	850	26,831

		369,082

Indonesia - 2.5%
AKR Corporindo Tbk. PT	30,200	15,819
Bank Central Asia Tbk. PT	3,400	3,409
Bank Rakyat Indonesia Persero Tbk. PT †	33,600	28,914
Gudang Garam Tbk. PT	2,100	10,337
Hanjaya Mandala Sampoerna Tbk. PT	4,400	32,634
Indofood CBP Sukses Makmur Tbk. PT	7,400	8,468
Kalbe Farma Tbk. PT	81,000	8,820
Lippo Karawaci Tbk. PT	177,500	13,979
Matahari Department Store Tbk. PT	16,700	23,109
Summarecon Agung Tbk. PT	35,100	4,194
Telekomunikasi Indonesia Persero Tbk. PT	340,200	85,752
Unilever Indonesia Tbk. PT	9,100	29,441

		264,876

Korea, Republic of - 17.6%
Amorepacific Corp.	223	75,412
AMOREPACIFIC Group	238	30,483
BGF retail Co. Ltd.	165	23,663
Celltrion, Inc. †	447	42,882
Cheil Worldwide, Inc.	528	7,856
CJ CheilJedang Corp.	33	10,038
CJ Corp.	129	22,056
CJ E&M Corp.	365	20,379
CJ Korea Express Corp. †	68	11,307
Coway Co. Ltd.	504	42,450
Daelim Industrial Co. Ltd.	178	14,156
Daewoo Engineering & Construction Co. Ltd. †	1,680	9,225
Daewoo Securities Co. Ltd.	1,991	14,403
Dongbu Insurance Co. Ltd.	469	31,192
Dongsuh Cos., Inc.	617	17,358
GS Holdings Corp.	755	39,011
GS Retail Co. Ltd.	537	22,151
Hankook Tire Co. Ltd.	213	10,132
Hanmi Pharm Co. Ltd.	51	31,167
Hanmi Science Co. Ltd.	228	29,669
Hanon Systems	720	5,801
Hanssem Co. Ltd.	142	27,739
Hanwha Chemical Corp.	1,292	28,228
Hanwha Corp.	505	15,683
Hanwha Life Insurance Co. Ltd.	717	4,202
Hotel Shilla Co. Ltd.	79	4,599
Hyosung Corp.	268	33,730
Hyundai Department Store Co. Ltd.	60	7,218
Hyundai Development Co.-Engineering & Construction	177	7,117
Hyundai Glovis Co. Ltd.	20	3,301

	SHARES	VALUE (Note 4)
Korea, Republic of - 17.6% (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	581	$16,876
Hyundai Mobis Co. Ltd.	381	83,011
Hyundai Steel Co.	96	4,665
Kangwon Land, Inc.	935	33,425
KCC Corp.	13	4,727
KEPCO Plant Service & Engineering Co. Ltd.	212	11,882
Kia Motors Corp.	1,421	60,025
Korea Aerospace Industries Ltd.	480	27,358
Korea Electric Power Corp.	1,918	100,475
Korea Investment Holdings Co. Ltd.	314	12,078
Korea Zinc Co. Ltd.	63	26,550
Korean Air Lines Co. Ltd. †	133	3,602
KT&G Corp.	824	79,343
LG Chem Ltd.	286	82,079
LG Corp.	621	37,204
LG Display Co. Ltd.	261	6,042
LG Household & Health Care Ltd.	75	62,014
LG Innotek Co. Ltd.	60	4,161
Lotte Chemical Corp.	125	37,384
Lotte Chilsung Beverage Co. Ltd.	9	14,318
Lotte Confectionery Co. Ltd.	9	20,211
NAVER Corp.	10	5,573
NCSoft Corp.	131	29,064
NH Investment & Securities Co. Ltd.	534	4,641
Orion Corp.	30	23,997
Ottogi Corp.	31	24,618
S-1 Corp.	243	18,799
Samsung C&T Corp.	193	24,096
Samsung Electro-Mechanics Co. Ltd.	280	14,400
Samsung Electronics Co. Ltd.	46	52,790
Samsung Fire & Marine Insurance Co. Ltd.	165	42,614
Samsung Life Insurance Co. Ltd.	602	61,931
Samsung Securities Co. Ltd.	184	6,431
Shinhan Financial Group Co. Ltd.	344	12,109
Shinsegae Co. Ltd.	77	13,679
SK Holdings Co. Ltd.	73	14,247
SK Innovation Co. Ltd.	406	61,190
S-Oil Corp.	436	37,386
Woori Bank	376	3,109
Yuhan Corp.	109	26,733

		1,847,445

Malaysia - 3.6%
Dialog Group Bhd.	13,600	5,575
DiGi.Com Bhd.	9,000	11,397
Genting Malaysia Bhd.	15,900	18,498
Genting Plantations Bhd.	1,700	4,883
HAP Seng Consolidated Bhd.	14,900	28,760
Hartalega Holdings Bhd.	16,200	20,149
IHH Healthcare Bhd.	28,500	47,903
IJM Corp. Bhd.	6,100	5,516
IOI Corp. Bhd.	6,400	7,500
Kuala Lumpur Kepong Bhd.	1,600	9,841
Malayan Banking Bhd.	6,800	15,716
MISC Bhd.	12,900	29,423
Petronas Chemicals Group Bhd.	12,000	20,652
Petronas Dagangan Bhd.	3,600	22,229

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Malaysia - 3.6% (continued)
PPB Group Bhd.	4,100	$17,543
Public Bank Bhd.	11,900	57,257
Telekom Malaysia Bhd.	9,000	15,219
Tenaga Nasional Bhd.	1,700	6,073
Westports Holdings Bhd.	28,900	30,570
YTL Corp. Bhd.	7,200	3,027

		377,731

Malta - 0.4%
Brait SE †	3,505	39,616

Mexico - 7.5%
Alfa SAB de CV, Class A (1)	30,100	60,436
Arca Continental SAB de CV (1)	4,600	31,798
Coca-Cola Femsa SAB de CV ADR (1)	678	56,308
El Puerto de Liverpool SAB de CV (1)	2,420	28,611
Gentera SAB de CV (1)	10,500	20,639
Gruma SAB de CV, Class B (1)	3,365	53,309
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	4,400	39,255
Grupo Aeroportuario del Sureste SAB de CV ADR (1)(a)	368	55,263
Grupo Bimbo SAB de CV, Series A (1)†	32,600	96,363
Grupo Carso SAB de CV, Series A1 (1)	700	3,264
Grupo Comercial Chedraui SA de CV (1)	6,900	21,957
Grupo Financiero Banorte SAB de CV, Class O (1)	16,900	95,303
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	1,222	11,035
Grupo Lala SAB de CV (1)	11,100	30,247
Kimberly-Clark de Mexico SAB de CV, Class A (1)	20,700	49,806
Promotora y Operadora de Infraestructura SAB de CV (1)	2,010	26,725
Wal-Mart de Mexico SAB de CV (1)	44,700	106,077

		786,396

Poland - 1.3%
CCC SA	303	12,958
Enea SA	1,321	4,212
Eurocash SA	1,100	15,710
Grupa Azoty SA †	648	16,709
Grupa Lotos SA †	1,795	13,389
Polski Koncern Naftowy Orlen SA	2,311	45,715
Polskie Gornictwo Naftowe i Gazownictwo SA	17,303	24,632
Powszechny Zaklad Ubezpieczen SA	344	3,274

		136,599

Romania - 0.3%
New Europe Property Investments plc	2,529	32,186

Russia - 0.5%
MMC Norilsk Nickel PJSC ADR (1)	265	3,435
Sistema JSFC GDR	1,215	7,837
Tatneft PAO ADR (LSE)	488	15,475
Tatneft PAO ADR (1)	920	29,863

		56,610

	SHARES	VALUE (Note 4)
South Africa - 8.1%
AngloGold Ashanti Ltd. ADR (1)†	2,865	$39,222
Aspen Pharmacare Holdings Ltd. †	163	3,529
Bidvest Group Ltd. (The)	1,271	32,075
Capitec Bank Holdings Ltd.	687	26,598
Discovery Ltd.	3,617	29,734
Fortress Income Fund Ltd.	5,775	14,020
Foschini Group Ltd. (The)	597	5,711
Gold Fields Ltd. ADR (1)	5,751	22,659
Hyprop Investments Ltd. REIT	2,057	16,345
Investec Ltd.	3,106	23,098
Life Healthcare Group Holdings Ltd.	1,757	4,241
Mondi Ltd.	1,250	24,054
Mr Price Group Ltd.	473	5,678
Naspers Ltd., Class N	2,482	345,990
Netcare Ltd.	4,175	10,202
Pick n Pay Stores Ltd.	5,644	26,820
Pioneer Foods Group Ltd.	930	8,759
PSG Group Ltd.	1,921	26,059
Redefine Properties Ltd. REIT	9,527	7,705
Remgro Ltd.	811	13,729
Resilient REIT Ltd.	2,627	24,108
RMB Holdings Ltd.	2,059	8,526
Sappi Ltd. †	3,614	15,988
Sasol Ltd.	437	12,968
Shoprite Holdings Ltd.	381	4,472
Sibanye Gold Ltd.	2,841	10,914
SPAR Group Ltd. (The)	1,247	16,800
Standard Bank Group Ltd.	1,904	17,037
Telkom SA SOC Ltd.	1,747	6,803
Truworths International Ltd.	3,390	22,519
Vodacom Group Ltd.	1,208	13,121
Woolworths Holdings Ltd.	2,052	12,447

		851,931

Taiwan - 14.6%
Advantech Co. Ltd.	1,198	8,804
Asia Cement Corp.	7,160	6,542
Asustek Computer, Inc.	1,000	8,973
Casetek Holdings Ltd.	1,000	5,432
Catcher Technology Co. Ltd.	4,000	32,783
Cathay Financial Holding Co. Ltd.	7,600	9,093
Chailease Holding Co. Ltd. †	3,960	6,898
Chang Hwa Commercial Bank Ltd.	29,467	15,107
China Airlines Ltd. †	15,000	5,355
China Development Financial Holding Corp.	40,000	10,687
China Life Insurance Co. Ltd.	41,300	31,788
Chunghwa Telecom Co. Ltd.	26,000	88,470
Compal Electronics, Inc. †	7,000	4,392
CTBC Financial Holding Co. Ltd.	14,660	7,741
Delta Electronics, Inc.	1,000	4,408
E.Sun Financial Holding Co. Ltd.	14,044	7,854
Eclat Textile Co. Ltd.	2,040	26,878
Eva Airways Corp. †	14,000	7,826
Far EasTone Telecommunications Co. Ltd. †	5,000	11,198
Feng TAY Enterprise Co. Ltd.	4,120	21,889
First Financial Holding Co. Ltd.	25,070	12,382
Formosa Chemicals & Fibre Corp.	14,000	34,879

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 14.6% (continued)
Formosa Petrochemical Corp.	10,000	$28,733
Formosa Plastics Corp.	14,000	34,714
Foxconn Technology Co. Ltd.	3,080	6,909
Fubon Financial Holding Co. Ltd.	6,000	7,642
Highwealth Construction Corp.	6,800	9,933
Hiwin Technologies Corp.	1,060	4,690
Hon Hai Precision Industry Co. Ltd.	64,038	168,565
Innolux Corp.	13,000	4,539
OBI Pharma, Inc. †	1,000	12,321
Pegatron Corp.	8,000	18,624
Pou Chen Corp.	15,000	19,104
Powertech Technology, Inc. †	4,000	9,065
President Chain Store Corp.	1,000	7,283
Standard Foods Corp.	4,000	9,921
Taishin Financial Holding Co. Ltd. †	27,880	9,825
Taiwan Cement Corp.	9,000	8,806
Taiwan Mobile Co. Ltd.	3,000	9,740
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	27,580	722,596
Teco Electric and Machinery Co. Ltd.	10,000	8,152
Uni-President Enterprises Corp.	28,000	49,170
WPG Holdings Ltd.	6,000	6,392
Zhen Ding Technology Holding Ltd.	3,000	6,712

		1,532,815

Thailand - 3.1%
Airports of Thailand PCL NVDR	3,500	39,957
Bangkok Dusit Medical Services PCL NVDR	71,400	47,435
Bangkok Expressway & Metro PCL NVDR †	84,500	13,331
BTS Group Holdings PCL NVDR	39,100	9,945
Bumrungrad Hospital PCL NVDR	6,000	36,124
Central Pattana PCL NVDR	16,100	23,522
CP ALL PCL NVDR	27,200	35,329
Delta Electronics Thailand PCL NVDR	8,900	21,990
Energy Absolute PCL NVDR	7,000	4,432
IRPC PCL NVDR	177,800	25,484
Minor International PCL NVDR	20,560	21,584
PTT PCL NVDR	500	3,969
Siam Cement PCL (The) NVDR	1,450	19,183
Thai Oil PCL NVDR	11,500	22,599
Thai Union Group PCL NVDR	8,800	5,227

		330,111

Turkey - 1.2%
Arcelik A/S	1,662	11,300
BIM Birlesik Magazalar A/S	932	20,209
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	4,984	5,072
Ford Otomotiv Sanayi A/S	251	3,309
Petkim Petrokimya Holding A/S †	9,448	13,382
TAV Havalimanlari Holding A/S	1,070	6,386
Tofas Turk Otomobil Fabrikasi A/S	2,024	16,418
Tupras Turkiye Petrol Rafinerileri A/S †	1,582	44,558

		120,634

TOTAL COMMON STOCKS (cost $9,430,421)		10,063,735

PREFERRED STOCKS - 1.0%	SHARES	VALUE (Note 4)
Brazil - 0.9%
Braskem SA, Class A (1)	3,400	$21,976
Centrais Eletricas Brasileiras SA, Class B (1)	4,900	14,295
Lojas Americanas SA (1)	7,440	34,638
Suzano Papel e Celulose SA, Series A (1)	7,500	26,490

		97,399

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	3,172	10,414

TOTAL PREFERRED STOCKS (cost $104,941)		107,813

EXCHANGE TRADED FUND - 1.8%
iShares MSCI Emerging Markets Fund (1)(a)
(cost $152,684)	5,350	183,238

RIGHTS - 0.0% (d)

Taiwan - 0.0% (d)
Fubon Financial Holding Co. Ltd. (3)†(b) (cost $—)	263	—

SHORT-TERM INVESTMENT - 1.5%

Investment Company - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (e)
(cost $161,068)	161,068	161,068

SECURITIES LENDING COLLATERAL - 6.2%

Money Market Funds - 6.2%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (e)(f)
(cost $651,334)	651,334	651,334

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 106.4% (cost $10,500,448)		11,167,188

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4%)		(674,617)

NET ASSETS - 100.0%		$10,492,571

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $626,774; cash collateral of $651,334 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $38,359 or 0.4% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,229,019	11.7%
Consumer Staples	1,373,306	13.1
Energy	625,234	6.0
Exchange Traded Fund	183,238	1.8
Financials	1,885,982	18.0
Health Care	484,266	4.6
Industrials	1,064,281	10.1
Information Technology	2,252,497	21.5
Materials	599,834	5.7
Telecommunication Services	255,649	2.4
Utilities	401,480	3.8
Short-Term Investment	161,068	1.5
Securities Lending Collateral	651,334	6.2

Total Investments In Securities, At Value	11,167,188	106.4
Liabilities in Excess of Other Assets	(674,617)	(6.4)

Net Assets	$10,492,571	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.3%	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.5%
Advance Auto Parts, Inc.	600	$96,204
Amazon.com, Inc. †	5,499	3,264,426
AutoZone, Inc. †	579	461,283
Best Buy Co., Inc.	2,009	65,172
Brunswick Corp.	1,969	94,473
CarMax, Inc. †	937	47,881
Carnival Corp.	5,761	304,008
CBS Corp., Class B	3,885	214,025
Charter Communications, Inc., Class A †	1,741	352,431
Chipotle Mexican Grill, Inc. †	306	144,117
Comcast Corp., Class A	9,676	591,010
Delphi Automotive plc (United Kingdom)	1,908	143,138
DISH Network Corp., Class A †	5,252	242,957
Dollar General Corp.	5,643	483,041
Dollar Tree, Inc. †	6,199	511,170
Expedia, Inc.	2,588	279,038
GNC Holdings, Inc., Class A	2,197	69,755
Goodyear Tire & Rubber Co. (The)	3,168	104,481
Hanesbrands, Inc.	5,676	160,858
Harman International Industries, Inc.	1,022	90,999
Home Depot, Inc. (The)	18,035	2,406,410
Johnson Controls, Inc.	4,435	172,832
L Brands, Inc.	6,312	554,257
LKQ Corp. †	2,515	80,304
Lowe’s Cos., Inc.	12,447	942,860
Madison Square Garden Co. (The), Class A †	316	52,570
McDonald’s Corp.	11,163	1,402,966
Mohawk Industries, Inc. †	1,586	302,767
Netflix, Inc. †	5,453	557,460
NIKE, Inc., Class B	24,344	1,496,426
Norwegian Cruise Line Holdings Ltd. †	4,991	275,952
O’Reilly Automotive, Inc. †	3,103	849,167
Polaris Industries, Inc.	1,008	99,268
Priceline Group, Inc. (The) †	519	668,970
Ross Stores, Inc.	11,170	646,743
Royal Caribbean Cruises Ltd.	796	65,391
ServiceMaster Global Holdings, Inc. †	2,514	94,728
Signet Jewelers Ltd.	800	99,224
Skechers U.S.A., Inc., Class A †	5,580	169,911
Starbucks Corp.	29,100	1,737,270
Target Corp.	5,946	489,237
TEGNA, Inc.	2,894	67,893
Time Warner, Inc.	569	41,281
TJX Cos., Inc. (The)	9,649	755,999
Tractor Supply Co.	663	59,975
TripAdvisor, Inc. †	1,309	87,048
Twenty-First Century Fox, Inc., Class A	3,048	84,978
Ulta Salon Cosmetics & Fragrance, Inc. †	1,847	357,838
Under Armour, Inc., Class A †	6,273	532,139
VF Corp.	5,956	385,711
Walt Disney Co. (The)	12,737	1,264,911
Whirlpool Corp.	1,142	205,948
Yum! Brands, Inc.	1,045	85,533

		24,814,434

Consumer Staples - 14.2%
Altria Group, Inc.	36,875	2,310,588
Archer-Daniels-Midland Co.	2,109	76,578
Brown-Forman Corp., Class B	1,534	151,053

	SHARES	VALUE (Note 4)
Consumer Staples - 14.2% (continued)
Campbell Soup Co.	3,359	$214,271
Clorox Co. (The)	1,049	132,237
Coca-Cola Co. (The)	40,548	1,881,022
ConAgra Foods, Inc.	1,869	83,395
Constellation Brands, Inc., Class A	4,163	628,988
Costco Wholesale Corp.	8,656	1,364,013
Coty, Inc., Class A	4,893	136,172
CVS Health Corp.	5,740	595,410
Dr Pepper Snapple Group, Inc.	5,698	509,515
Estee Lauder Cos., Inc. (The), Class A	3,003	283,213
General Mills, Inc.	9,165	580,603
Hormel Foods Corp.	12,214	528,133
JM Smucker Co. (The)	1,402	182,036
Kellogg Co.	1,167	89,334
Kimberly-Clark Corp.	4,366	587,271
Kroger Co. (The)	25,084	959,463
McCormick & Co., Inc.	1,621	161,257
Molson Coors Brewing Co., Class B	1,513	145,520
Mondelez International, Inc., Class A	23,644	948,597
Monster Beverage Corp. †	3,934	524,717
PepsiCo, Inc.	17,230	1,765,730
Philip Morris International, Inc.	13,686	1,342,733
Pilgrim’s Pride Corp. †	3,191	81,051
Pinnacle Foods, Inc.	931	41,597
Procter & Gamble Co. (The)	6,974	574,030
Reynolds American, Inc.	28,659	1,441,834
Tyson Foods, Inc., Class A	6,540	435,956
Walgreens Boots Alliance, Inc.	14,177	1,194,270
WhiteWave Foods Co. (The) †	2,600	105,664

		20,056,251

Energy - 4.3%
Cheniere Energy, Inc. †	1,721	58,222
Cimarex Energy Co.	1,073	104,371
CVR Energy, Inc.	6,399	167,014
Diamondback Energy, Inc. †	9,982	770,411
EQT Corp.	1,200	80,712
Exxon Mobil Corp.	10,553	882,125
HollyFrontier Corp.	10,291	363,478
Marathon Petroleum Corp.	8,669	322,313
Newfield Exploration Co. †	15,635	519,864
PBF Energy, Inc., Class A	10,072	334,390
Phillips 66	14,128	1,223,344
Tesoro Corp.	5,441	467,980
Valero Energy Corp.	12,929	829,266

		6,123,490

Financials - 12.0%
American Financial Group, Inc.	1,717	120,825
American International Group, Inc.	10,128	547,418
American Tower Corp. REIT	4,634	474,383
Ameriprise Financial, Inc.	1,200	112,812
Arch Capital Group Ltd. †	2,968	211,025
AvalonBay Communities, Inc. REIT	4,737	900,977
Axis Capital Holdings Ltd.	856	47,474
Bank of New York Mellon Corp. (The)	9,280	341,782
Berkshire Hathaway, Inc., Class B †	2,945	417,837
BlackRock, Inc.	1,012	344,657

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 12.0% (continued)
Boston Properties, Inc. REIT	5,439	$691,188
Capital One Financial Corp.	2,317	160,591
CBOE Holdings, Inc.	1,623	106,031
Chubb Ltd. (Switzerland)	3,477	414,284
Citizens Financial Group, Inc.	4,147	86,880
CME Group, Inc.	4,272	410,326
Comerica, Inc.	1,500	56,805
Digital Realty Trust, Inc. REIT	3,200	283,168
Discover Financial Services	3,539	180,206
E*TRADE Financial Corp. †	5,200	127,348
Equity Residential REIT	11,412	856,242
Essex Property Trust, Inc. REIT	2,600	608,036
Everest Re Group Ltd.	999	197,233
Extra Space Storage, Inc. REIT	1,500	140,190
Federal Realty Investment Trust REIT	700	109,235
Fifth Third Bancorp	6,600	110,154
First Republic Bank	4,040	269,226
General Growth Properties, Inc. REIT	11,239	334,135
Hartford Financial Services Group, Inc. (The)	3,282	151,235
HCP, Inc. REIT	5,000	162,900
Huntington Bancshares, Inc.	10,400	99,216
Interactive Brokers Group, Inc., Class A	2,788	109,624
Intercontinental Exchange, Inc.	867	203,866
JPMorgan Chase & Co.	24,352	1,442,125
KeyCorp	8,100	89,424
Lincoln National Corp.	2,367	92,786
Markel Corp. †	231	205,953
McGraw Hill Financial, Inc.	2,820	279,124
Moody’s Corp.	2,313	223,343
Northern Trust Corp.	2,636	171,788
OneMain Holdings, Inc. †	2,508	68,794
PNC Financial Services Group, Inc. (The)	3,882	328,301
Principal Financial Group, Inc.	1,500	59,175
Progressive Corp. (The)	5,576	195,941
Public Storage REIT	3,894	1,074,082
Realty Income Corp. REIT	1,500	93,765
RenaissanceRe Holdings Ltd.	1,701	203,831
Retail Properties of America, Inc., Class A REIT	5,600	88,760
Signature Bank †	1,700	231,404
Simon Property Group, Inc. REIT	2,114	439,057
State Street Corp.	706	41,315
SunTrust Banks, Inc.	3,600	129,888
SVB Financial Group †	700	71,435
Synchrony Financial †	9,330	267,398
Travelers Cos., Inc. (The)	3,710	432,994
UDR, Inc. REIT	2,100	80,913
Ventas, Inc. REIT	5,620	353,835
Vornado Realty Trust REIT	4,200	396,606
Welltower, Inc. REIT	7,492	519,495
White Mountains Insurance Group Ltd.	100	80,260

		17,049,101

Health Care - 11.3%
Abbott Laboratories	9,849	411,984
AbbVie, Inc.	724	41,355
Acadia Healthcare Co., Inc. †	889	48,993
Aetna, Inc.	7,757	871,499

	SHARES	VALUE (Note 4)
Health Care - 11.3% (continued)
Alexion Pharmaceuticals, Inc. †	1,180	$164,280
Align Technology, Inc. †	1,400	101,766
Alnylam Pharmaceuticals, Inc. †	1,635	102,629
AmerisourceBergen Corp.	4,065	351,826
Amgen, Inc.	901	135,087
Anthem, Inc.	4,685	651,168
athenahealth, Inc. †	1,017	141,139
Becton Dickinson and Co.	1,193	181,121
BioMarin Pharmaceutical, Inc. †	2,532	208,839
Boston Scientific Corp. †	15,571	292,890
Bristol-Myers Squibb Co.	20,297	1,296,572
Cardinal Health, Inc.	3,661	300,019
Centene Corp. †	3,293	202,750
Cerner Corp. †	2,661	140,927
DexCom, Inc. †	2,200	149,402
Edwards Lifesciences Corp. †	3,270	288,447
Eli Lilly & Co.	19,000	1,368,190
Express Scripts Holding Co. †	728	50,006
HCA Holdings, Inc. †	2,901	226,423
Henry Schein, Inc. †	648	111,864
Hologic, Inc. (2)†	1,943	67,033
Illumina, Inc. †	1,398	226,630
Incyte Corp. †	3,647	264,298
Intercept Pharmaceuticals, Inc. †	400	51,388
Intrexon Corp. †	3,047	103,263
Intuitive Surgical, Inc. †	200	120,210
Ionis Pharmaceuticals, Inc. †	1,796	72,738
Johnson & Johnson	16,179	1,750,568
McKesson Corp.	1,282	201,594
Medivation, Inc. †	2,631	120,973
Medtronic plc (Ireland)	9,817	736,275
OPKO Health, Inc. †	4,868	50,579
Pfizer, Inc.	11,640	345,010
Quintiles Transnational Holdings, Inc. †	1,288	83,849
Regeneron Pharmaceuticals, Inc. †	1,683	606,621
St. Jude Medical, Inc.	2,465	135,575
Stryker Corp.	557	59,761
Thermo Fisher Scientific, Inc.	5,346	756,940
United Therapeutics Corp. †	512	57,052
UnitedHealth Group, Inc.	14,744	1,900,502
Vertex Pharmaceuticals, Inc. †	1,125	89,426
Zoetis, Inc.	6,810	301,887

		15,941,348

Industrials - 10.0%
3M Co.	5,664	943,792
A.O. Smith Corp.	2,198	167,729
Acuity Brands, Inc.	821	179,093
Alaska Air Group, Inc.	2,312	189,630
American Airlines Group, Inc.	1,170	47,982
B/E Aerospace, Inc.	2,772	127,845
Boeing Co. (The)	1,066	135,318
Cummins, Inc.	842	92,569
Danaher Corp.	5,772	547,532
Delta Air Lines, Inc.	10,642	518,053
Dover Corp.	2,493	160,375
Equifax, Inc.	651	74,403
FedEx Corp.	2,746	446,829
Fortune Brands Home & Security, Inc.	3,256	182,466

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.0% (continued)
General Dynamics Corp.	5,500	$722,535
General Electric Co.	94,744	3,011,912
HD Supply Holdings, Inc. †	2,092	69,182
Honeywell International, Inc.	5,345	598,907
Huntington Ingalls Industries, Inc.	1,500	205,410
Illinois Tool Works, Inc.	871	89,225
JetBlue Airways Corp. †	8,441	178,274
Lockheed Martin Corp.	6,291	1,393,457
Macquarie Infrastructure Corp.	800	53,952
Masco Corp.	2,809	88,343
Middleby Corp. (The) †	1,800	192,186
Northrop Grumman Corp.	5,646	1,117,343
Old Dominion Freight Line, Inc. †	1,956	136,177
Parker-Hannifin Corp.	1,500	166,620
Raytheon Co.	6,276	769,626
Rockwell Automation, Inc.	2,600	295,750
Southwest Airlines Co.	9,757	437,114
Spirit Airlines, Inc. †	2,436	116,879
Textron, Inc.	2,100	76,566
United Continental Holdings, Inc. †	3,768	225,552
United Parcel Service, Inc., Class B	869	91,653
Verisk Analytics, Inc. †	906	72,408
WABCO Holdings, Inc. †	800	85,536
Wabtec Corp.	785	62,243
Waste Connections, Inc.	913	58,971
Xylem, Inc.	2,200	89,980

		14,219,417

Information Technology - 21.2%
Accenture plc, Class A (Ireland)	8,221	948,703
Activision Blizzard, Inc.	14,761	499,512
Adobe Systems, Inc. †	8,721	818,030
Akamai Technologies, Inc. †	1,700	94,469
Alliance Data Systems Corp. †	903	198,660
Alphabet, Inc., Class A †	8,098	6,177,964
Amdocs Ltd.	1,750	105,735
Applied Materials, Inc.	3,864	81,840
ARRIS International plc †	2,800	64,176
Autodesk, Inc. †	1,500	87,465
Automatic Data Processing, Inc.	3,680	330,133
Brocade Communications Systems, Inc.	7,800	82,524
CA, Inc.	2,700	83,133
CDK Global, Inc.	905	42,128
Cisco Systems, Inc.	6,421	182,806
Cognizant Technology Solutions Corp., Class A †	7,683	481,724
Corning, Inc.	11,812	246,753
CoStar Group, Inc. †	500	94,085
eBay, Inc. †	13,570	323,780
Electronic Arts, Inc. †	8,389	554,597
F5 Networks, Inc. †	1,500	158,775
Facebook, Inc., Class A †	32,007	3,651,999
Fiserv, Inc. †	3,342	342,822
FleetCor Technologies, Inc. †	1,727	256,891
Fortinet, Inc. †	1,807	55,348
Hewlett Packard Enterprise Co.	5,925	105,050
Intuit, Inc.	2,897	301,317
Jack Henry & Associates, Inc.	1,350	114,169
Juniper Networks, Inc.	7,300	186,223

	SHARES	VALUE (Note 4)
Information Technology - 21.2% (continued)
Marvell Technology Group Ltd.	6,200	$63,922
MasterCard, Inc., Class A	18,790	1,775,655
Microsoft Corp.	92,298	5,097,619
NVIDIA Corp.	8,300	295,729
Palo Alto Networks, Inc. †	2,854	465,602
PayPal Holdings, Inc. †	1,040	40,144
Qorvo, Inc. †	1,344	67,751
Red Hat, Inc. †	1,240	92,392
Sabre Corp.	4,115	119,006
salesforce.com, Inc. †	7,043	519,985
ServiceNow, Inc. †	4,411	269,865
Skyworks Solutions, Inc.	3,805	296,410
Splunk, Inc. †	1,137	55,633
SS&C Technologies Holdings, Inc.	1,261	79,973
SunPower Corp. †	3,373	75,353
Tableau Software, Inc., Class A †	1,222	56,053
Texas Instruments, Inc.	9,515	546,351
Total System Services, Inc.	2,043	97,206
Vantiv, Inc., Class A †	2,419	130,336
VeriSign, Inc. †	576	50,999
Visa, Inc., Class A	35,851	2,741,884
VMware, Inc., Class A †	835	43,679
Workday, Inc., Class A †	807	62,010
Xerox Corp.	11,832	132,045
Xilinx, Inc.	2,840	134,701
Zillow Group, Inc., Class C †	2,870	68,105

		30,049,219

Materials - 1.3%
Air Products & Chemicals, Inc.	1,700	244,885
Ball Corp.	1,400	99,806
Dow Chemical Co. (The)	2,240	113,926
Ecolab, Inc.	2,147	239,433
LyondellBasell Industries NV, Class A	1,240	106,119
PPG Industries, Inc.	3,826	426,561
Royal Gold, Inc.	880	45,135
Sherwin-Williams Co. (The)	961	273,568
Vulcan Materials Co.	1,445	152,549
Westlake Chemical Corp.	1,100	50,930

		1,752,912

Telecommunication Services - 2.8%
AT&T, Inc.	58,023	2,272,761
Level 3 Communications, Inc. †	3,900	206,115
T-Mobile US, Inc. †	8,671	332,099
Verizon Communications, Inc.	22,313	1,206,687

		4,017,662

Utilities - 2.7%
American Electric Power Co., Inc.	6,005	398,732
CMS Energy Corp.	2,100	89,124
Consolidated Edison, Inc.	4,324	331,305
Dominion Resources, Inc.	3,117	234,149
DTE Energy Co.	3,287	297,999
Edison International	5,703	409,989
Entergy Corp.	1,400	110,992
NextEra Energy, Inc.	3,754	444,248
PG&E Corp.	4,123	246,226
PPL Corp.	2,081	79,224

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 2.7% (continued)
Public Service Enterprise Group, Inc.	1,552	$73,161
Sempra Energy	3,095	322,035
Southern Co. (The)	7,888	408,046
WEC Energy Group, Inc.	1,156	69,441
Xcel Energy, Inc.	7,612	318,334

		3,833,005

TOTAL COMMON STOCKS (cost $121,645,835)		137,856,839

SHORT-TERM INVESTMENT - 2.2%

Investment Company - 2.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(a) (cost $3,073,717)	3,073,717	3,073,717

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.5% (cost $124,719,552)		140,930,556

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (b)		755,623

NET ASSETS - 100.0%		$141,686,179

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
24	Goldman Sachs	S&P 500 E-Mini Futures	06/2016	$2,422,763	$2,461,800	$39,037

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$70,508	$70,508

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.7%
1-800-Flowers.com, Inc., Class A †	3,613	$28,470
2U, Inc. †(a)	2,833	64,026
AMC Entertainment Holdings, Inc., Class A	1,870	52,341
American Eagle Outfitters, Inc. (a)	3,224	53,744
Asbury Automotive Group, Inc. †	174	10,412
Barnes & Noble, Inc.	1,300	16,068
Bassett Furniture Industries, Inc.	576	18,351
Big Lots, Inc.	872	39,493
BJ’s Restaurants, Inc. †	600	24,942
Boyd Gaming Corp. †	617	12,747
Bright Horizons Family Solutions, Inc. †	2,615	169,400
Buckle, Inc. (The) (a)	400	13,548
Buffalo Wild Wings, Inc. †	243	35,993
Build-A-Bear Workshop, Inc. †	1,000	12,990
Burlington Stores, Inc. †	537	30,201
Caleres, Inc.	931	26,338
Capella Education Co.	200	10,528
Carriage Services, Inc. (a)	552	11,929
Carrols Restaurant Group, Inc. †	742	10,715
Cato Corp. (The), Class A	400	15,420
Chegg, Inc. †(a)	2,968	13,237
Children’s Place, Inc. (The)	306	25,542
Churchill Downs, Inc.	372	55,011
Chuy’s Holdings, Inc. †	577	17,927
Citi Trends, Inc.	600	10,698
ClubCorp Holdings, Inc.	1,646	23,110
Columbia Sportswear Co.	1,156	69,464
Cooper Tire & Rubber Co.	576	21,324
Cooper-Standard Holding, Inc. †	483	34,699
Core-Mark Holding Co., Inc.	1,000	81,560
Cracker Barrel Old Country Store, Inc. (a)	949	144,884
Culp, Inc.	327	8,574
Dave & Buster’s Entertainment, Inc. †	1,182	45,838
Denny’s Corp. †	2,000	20,720
DineEquity, Inc.	299	27,936
Drew Industries, Inc.	234	15,084
Eldorado Resorts, Inc. †	2,151	24,607
Entravision Communications Corp., Class A	2,467	18,354
EW Scripps Co. (The), Class A	1,235	19,254
Express, Inc. †	1,640	35,112
Fiesta Restaurant Group, Inc. †	311	10,195
Finish Line, Inc. (The), Class A	396	8,356
Five Below, Inc. †	279	11,534
FTD Cos., Inc. †	500	13,125
Gentherm, Inc. †	1,057	43,961
G-III Apparel Group Ltd. †	1,123	54,903
Global Eagle Entertainment, Inc. †	1,196	10,190
Grand Canyon Education, Inc. †	538	22,994
Gray Television, Inc. †	2,135	25,022
Group 1 Automotive, Inc.	200	11,738
Helen of Troy Ltd. †	1,094	113,437
Hooker Furniture Corp.	465	15,275
Houghton Mifflin Harcourt Co. †	1,697	33,838
IMAX Corp. (Canada) †	891	27,701
Installed Building Products, Inc. †	1,315	34,992
Isle of Capri Casinos, Inc. †	660	9,240
Jack in the Box, Inc.	1,015	64,828
Kirkland’s, Inc.	900	15,759

	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.7% (continued)
Kona Grill, Inc. †(a)	1,191	$15,423
Krispy Kreme Doughnuts, Inc. †	925	14,421
Lands’ End, Inc. †(a)	436	11,122
La-Z-Boy, Inc.	430	11,498
LGI Homes, Inc. †(a)	1,127	27,285
Liberty TripAdvisor Holdings, Inc., Class A †	526	11,656
Lithia Motors, Inc., Class A	602	52,573
MarineMax, Inc. †	669	13,025
Marriott Vacations Worldwide Corp.	710	47,925
Mattress Firm Holding Corp. †(a)	202	8,563
MDC Partners, Inc., Class A (a)	944	22,278
Monro Muffler Brake, Inc.	625	44,669
Motorcar Parts of America, Inc. †	1,306	49,602
NACCO Industries, Inc., Class A	210	12,056
Nautilus, Inc. †	1,157	22,353
New Media Investment Group, Inc.	1,547	25,742
Nexstar Broadcasting Group, Inc., Class A	356	15,760
Nutrisystem, Inc.	1,800	37,566
Overstock.com, Inc. †	822	11,820
Oxford Industries, Inc.	148	9,950
Papa John’s International, Inc. (a)	932	50,505
Papa Murphy’s Holdings, Inc. †(a)	974	11,639
Penn National Gaming, Inc. †	999	16,673
Pool Corp.	1,462	128,276
Popeyes Louisiana Kitchen, Inc. †	873	45,448
Red Robin Gourmet Burgers, Inc. †	219	14,119
Ruth’s Hospitality Group, Inc.	972	17,895
Select Comfort Corp. †	1,283	24,877
Sequential Brands Group, Inc. †(a)	1,246	7,962
Sinclair Broadcast Group, Inc., Class A	1,581	48,616
Smith & Wesson Holding Corp. †	2,280	60,694
Sonic Corp.	1,127	39,625
Sportsman’s Warehouse Holdings, Inc. †	2,033	25,616
Standard Motor Products, Inc.	641	22,211
Stein Mart, Inc.	1,340	9,822
Steven Madden Ltd. †	651	24,113
Sturm Ruger & Co., Inc.	583	39,866
Texas Roadhouse, Inc.	2,000	87,160
Tile Shop Holdings, Inc. †	792	11,809
Tower International, Inc.	753	20,482
Universal Electronics, Inc. †	400	24,796
Vail Resorts, Inc.	1,160	155,092
Wayfair, Inc., Class A †(a)	2,936	126,894
World Wrestling Entertainment, Inc., Class A (a)	1,183	20,892
ZAGG, Inc. †	1,866	16,813
Zoe’s Kitchen, Inc. †(a)	509	19,846

		3,434,707

Consumer Staples - 5.2%
B&G Foods, Inc.	1,382	48,107
Boston Beer Co., Inc. (The), Class A †	72	13,325
Calavo Growers, Inc.	300	17,118
Cal-Maine Foods, Inc. (a)	2,107	109,374
Casey’s General Stores, Inc.	1,384	156,835
Central Garden & Pet Co., Class A †	541	8,813
Coca-Cola Bottling Co. Consolidated	400	63,904
Fresh Del Monte Produce, Inc.	1,702	71,603

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.2% (continued)
Ingles Markets, Inc., Class A	500	$18,750
J&J Snack Foods Corp.	693	75,038
John B. Sanfilippo & Son, Inc.	726	50,159
Lancaster Colony Corp.	1,210	133,790
National Beverage Corp. †	1,172	49,599
Natural Health Trends Corp.	1,142	37,857
Omega Protein Corp. †	853	14,450
Post Holdings, Inc. †	2,115	145,449
Revlon, Inc., Class A †	830	30,220
Sanderson Farms, Inc. (a)	700	63,126
Snyder’s-Lance, Inc.	1,947	61,292
SpartanNash Co.	755	22,884
Universal Corp. (a)	323	18,350
USANA Health Sciences, Inc. †	300	36,426
Vector Group Ltd.	4,541	103,716
WD-40 Co.	550	59,406

		1,409,591

Energy - 1.4%
Alon USA Energy, Inc.	841	8,679
Ardmore Shipping Corp. (Ireland)	1,316	11,120
Callon Petroleum Co. †	2,586	22,886
Green Plains, Inc.	616	9,831
Matador Resources Co. †(a)	1,561	29,597
Matrix Service Co. †	700	12,390
Nordic American Tankers Ltd. (Norway) (a)	1,290	18,176
Pacific Ethanol, Inc. †	900	4,212
Par Pacific Holdings, Inc. †	908	17,034
Parsley Energy, Inc., Class A †	5,293	119,622
PDC Energy, Inc. †	1,438	85,489
REX American Resources Corp. †	300	16,641
Ship Finance International Ltd. (Norway) (a)	1,000	13,890
Synergy Resources Corp. †(a)	1,416	11,002
Teekay Tankers Ltd., Class A	2,395	8,790

		389,359

Financials - 26.7%
Acadia Realty Trust REIT	1,244	43,702
American Assets Trust, Inc. REIT	1,466	58,523
American Equity Investment Life Holding Co.	641	10,769
Ameris Bancorp	2,004	59,278
AMERISAFE, Inc.	907	47,654
Argo Group International Holdings Ltd.	1,264	72,541
Ashford Hospitality Trust, Inc. REIT	1,500	9,570
Banc of California, Inc.	1,710	29,925
Bank of the Ozarks, Inc.	5,068	212,704
Banner Corp.	455	19,128
Beneficial Bancorp, Inc. †	1,856	25,409
BGC Partners, Inc., Class A	6,967	63,051
Blue Hills Bancorp, Inc. (a)	1,200	16,404
BNC Bancorp	2,455	51,850
BofI Holding, Inc. †(a)	4,680	99,871
Boston Private Financial Holdings, Inc.	1,225	14,026
Capital Bank Financial Corp., Class A	4,200	129,570
Capitol Federal Financial, Inc.	4,102	54,392
Cash America International, Inc.	1,125	43,470
Cathay General Bancorp	2,965	83,998

	SHARES	VALUE (Note 4)
Financials - 26.7% (continued)
Cedar Realty Trust, Inc. REIT	1,989	$14,380
Central Pacific Financial Corp.	835	18,178
Charter Financial Corp.	894	12,069
Chatham Lodging Trust REIT	1,226	26,273
Chemical Financial Corp. (a)	462	16,489
CNO Financial Group, Inc.	725	12,992
ConnectOne Bancorp, Inc.	900	14,715
CoreSite Realty Corp. REIT	1,632	114,256
Cowen Group, Inc., Class A †(a)	3,463	13,194
CU Bancorp †	519	10,987
CubeSmart REIT	6,476	215,651
Customers Bancorp, Inc. †	2,282	53,924
CVB Financial Corp. (a)	1,182	20,626
CyrusOne, Inc. REIT	3,785	172,785
DCT Industrial Trust, Inc. REIT	572	22,577
DuPont Fabros Technology, Inc. REIT	1,100	44,583
Eagle Bancorp, Inc. †	2,446	117,408
EastGroup Properties, Inc. REIT	329	19,862
Education Realty Trust, Inc. REIT	1,567	65,187
Enstar Group Ltd. †	478	77,713
Enterprise Financial Services Corp.	957	25,877
EPR Properties REIT	916	61,024
Equity One, Inc. REIT	1,644	47,117
Essent Group Ltd. †	1,630	33,904
FBL Financial Group, Inc., Class A	241	14,826
FCB Financial Holdings, Inc., Class A †	3,143	104,536
Federated National Holding Co.	2,074	40,775
Fidelity Southern Corp.	1,125	18,045
First American Financial Corp.	3,965	151,106
First Defiance Financial Corp.	725	27,847
First Interstate BancSystem, Inc., Class A	3,408	95,867
First Merchants Corp.	654	15,415
Fulton Financial Corp.	3,338	44,662
GAIN Capital Holdings, Inc.	1,922	12,608
GAMCO Investors, Inc., Class A	344	12,749
GEO Group, Inc. (The) REIT	1,257	43,580
Gladstone Commercial Corp. REIT	800	13,104
Great Western Bancorp, Inc.	3,836	104,608
Greenlight Capital Re Ltd., Class A †	400	8,716
Hanmi Financial Corp.	1,300	28,626
HCI Group, Inc.	313	10,423
Healthcare Realty Trust, Inc. REIT	560	17,298
Heritage Insurance Holdings, Inc.	770	12,297
Hersha Hospitality Trust REIT	1,090	23,261
HFF, Inc., Class A	1,079	29,705
Highwoods Properties, Inc. REIT	816	39,013
Hilltop Holdings, Inc. †	800	15,104
Home BancShares, Inc.	3,767	154,259
HomeStreet, Inc. †	1,186	24,681
HomeTrust Bancshares, Inc. †	1,428	26,175
Horizon Bancorp	669	16,538
Hudson Pacific Properties, Inc. REIT	2,666	77,101
Independent Bank Corp./MA	741	34,057
Independent Bank Corp./MI	1,815	26,408
Independent Bank Group, Inc.	300	8,220
Investment Technology Group, Inc.	682	15,072
Investors Bancorp, Inc.	17,699	206,016
James River Group Holdings Ltd.	1,877	60,552

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.7% (continued)
Janus Capital Group, Inc.	800	$11,704
KCG Holdings, Inc., Class A †	843	10,074
Kearny Financial Corp.	3,143	38,816
Kennedy-Wilson Holdings, Inc.	1,600	35,040
Lakeland Financial Corp.	1,189	54,432
LegacyTexas Financial Group, Inc.	492	9,668
LendingTree, Inc. †(a)	622	60,819
Maiden Holdings Ltd.	1,054	13,639
Marcus & Millichap, Inc. †	1,193	30,290
MarketAxess Holdings, Inc.	1,743	217,579
MB Financial, Inc.	627	20,346
Meridian Bancorp, Inc.	1,087	15,131
Meta Financial Group, Inc.	1,085	49,476
National Bank Holdings Corp., Class A	1,191	24,284
National General Holdings Corp.	1,148	24,785
Navigators Group, Inc. (The) †	383	32,122
Nelnet, Inc., Class A	400	15,748
Northwest Bancshares, Inc. (a)	5,477	73,994
Opus Bank	2,123	72,182
Oritani Financial Corp.	2,501	42,442
Pacific Premier Bancorp, Inc. †	583	12,459
PennyMac Financial Services, Inc., Class A †	835	9,820
Physicians Realty Trust REIT	3,036	56,409
Pinnacle Financial Partners, Inc.	2,089	102,486
Preferred Bank	366	11,071
Primerica, Inc.	641	28,544
PrivateBancorp, Inc.	2,427	93,682
PS Business Parks, Inc. REIT	699	70,256
QTS Realty Trust, Inc., Class A REIT	1,901	90,069
Ramco-Gershenson Properties Trust REIT	1,967	35,465
RE/MAX Holdings, Inc., Class A	657	22,535
Renasant Corp.	1,210	39,821
Retail Opportunity Investments Corp. REIT	3,083	62,030
Rexford Industrial Realty, Inc. REIT	1,423	25,842
RLI Corp.	2,703	180,723
Ryman Hospitality Properties, Inc. REIT	1,068	54,981
Sabra Health Care REIT, Inc.	554	11,130
Seacoast Banking Corp. of Florida †	1,142	18,032
Selective Insurance Group, Inc.	415	15,193
ServisFirst Bancshares, Inc.	2,855	126,762
Simmons First National Corp., Class A	600	27,042
South State Corp.	674	43,291
Southside Bancshares, Inc.	840	21,899
Sovran Self Storage, Inc. REIT	1,644	193,910
State Bank Financial Corp.	950	18,772
Stonegate Bank	1,631	48,865
STORE Capital Corp. REIT	2,963	76,682
Summit Hotel Properties, Inc. REIT	2,178	26,071
Sun Communities, Inc. REIT	2,184	156,396
Terreno Realty Corp. REIT	915	21,457
Territorial Bancorp, Inc.	15	391
Towne Bank (a)	1,494	28,670
Triumph Bancorp, Inc. †	858	13,582
United Bankshares, Inc.	1,350	49,545
United Community Banks, Inc.	3,125	57,719
United Fire Group, Inc.	951	41,673
United Insurance Holdings Corp.	2,600	49,946
Universal Health Realty Income Trust REIT	283	15,919

	SHARES	VALUE (Note 4)
Financials - 26.7% (continued)
Universal Insurance Holdings, Inc. (a)	1,100	$19,580
Urban Edge Properties REIT	1,106	28,579
Walker & Dunlop, Inc. †	980	23,785
Washington Federal, Inc.	2,194	49,694
Washington REIT	1,600	46,736
Waterstone Financial, Inc.	2,000	27,360
Webster Financial Corp.	2,972	106,695
WesBanco, Inc.	352	10,458
Western Alliance Bancorp †	4,989	166,533
Wintrust Financial Corp.	1,032	45,759
WisdomTree Investments, Inc.	692	7,910

		7,255,656

Health Care - 17.0%
Abaxis, Inc.	657	29,821
ABIOMED, Inc. †	1,953	185,164
Accelerate Diagnostics, Inc. †(a)	1,539	22,115
Acceleron Pharma, Inc. †	337	8,893
Aceto Corp.	1,044	24,597
Adamas Pharmaceuticals, Inc. †	757	10,946
Addus HomeCare Corp. †	1,246	21,419
Adeptus Health, Inc., Class A †(a)	932	51,763
Advaxis, Inc. †(a)	1,908	17,229
Aerie Pharmaceuticals, Inc. †(a)	811	9,862
Agenus, Inc. †(a)	3,037	12,634
Air Methods Corp. †	300	10,866
Albany Molecular Research, Inc. †(a)	622	9,510
Alder Biopharmaceuticals, Inc. †	1,821	44,596
Amedisys, Inc. †	745	36,013
Amicus Therapeutics, Inc. †(a)	3,379	28,553
AMN Healthcare Services, Inc. †	1,210	40,668
Amphastar Pharmaceuticals, Inc. †(a)	1,011	12,132
Amsurg Corp. †	1,479	110,333
Anacor Pharmaceuticals, Inc. †	1,479	79,053
Analogic Corp.	156	12,326
ANI Pharmaceuticals, Inc. †(a)	400	13,464
Anika Therapeutics, Inc. †	794	35,508
Anthera Pharmaceuticals, Inc. †(a)	3,751	13,579
ARIAD Pharmaceuticals, Inc. †	3,176	20,295
AtriCure, Inc. †	800	13,464
BioSpecifics Technologies Corp. †	296	10,307
BioTelemetry, Inc. †	1,700	19,856
Cambrex Corp. †	1,200	52,800
Cantel Medical Corp.	1,202	85,775
Cara Therapeutics, Inc. †	1,902	11,830
Catalent, Inc. †	844	22,509
Catalyst Pharmaceuticals, Inc. †(a)	9,282	10,860
Cellular Biomedicine Group, Inc. †	975	18,184
Cempra, Inc. †(a)	662	11,598
Cerus Corp. †(a)	3,201	18,982
Chemed Corp.	500	67,725
Civitas Solutions, Inc. †	958	16,698
Coherus Biosciences, Inc. †(a)	650	13,800
Concert Pharmaceuticals, Inc. †	1,751	23,919
CONMED Corp.	500	20,970
Corcept Therapeutics, Inc. †(a)	2,685	12,566
CorVel Corp. †	404	15,926
Cross Country Healthcare, Inc. †	1,400	16,282

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 17.0% (continued)
CTI BioPharma Corp. †	3,700	$1,966
Cynosure, Inc., Class A †	663	29,252
Dermira, Inc. †	1,221	25,250
Diplomat Pharmacy, Inc. †	946	25,920
Dynavax Technologies Corp. †	1,030	19,817
Eagle Pharmaceuticals, Inc. †(a)	977	39,569
Emergent BioSolutions, Inc. †	500	18,175
Ensign Group, Inc. (The)	2,000	45,280
ExamWorks Group, Inc. †	751	22,200
Exelixis, Inc. †(a)	4,711	18,844
Five Prime Therapeutics, Inc. †	1,269	51,559
GenMark Diagnostics, Inc. †	1,549	8,163
Genomic Health, Inc. †	455	11,270
Geron Corp. †(a)	3,240	9,461
Globus Medical, Inc., Class A †	1,783	42,346
Greatbatch, Inc. †	400	14,256
Halozyme Therapeutics, Inc. †(a)	1,476	13,978
HealthEquity, Inc. †	1,812	44,702
HealthStream, Inc. †	397	8,770
Healthways, Inc. †	1,200	12,108
Heska Corp. †	1,128	32,148
ICU Medical, Inc. †	559	58,192
Ignyta, Inc. †	2,127	14,400
ImmunoGen, Inc. †(a)	1,324	11,280
Impax Laboratories, Inc. †	1,600	51,232
INC Research Holdings, Inc., Class A †	2,022	83,327
Inogen, Inc. †	1,479	66,525
Insmed, Inc. †(a)	1,900	24,073
Insys Therapeutics, Inc. †(a)	836	13,368
Integra LifeSciences Holdings Corp. †	853	57,458
Intersect ENT, Inc. †	648	12,312
Intra-Cellular Therapies, Inc. †	1,834	50,985
iRadimed Corp. †	1,697	32,515
K2M Group Holdings, Inc. †	1,170	17,351
Kite Pharma, Inc. †(a)	201	9,228
LDR Holding Corp. †	821	20,927
Lexicon Pharmaceuticals, Inc. †(a)	1,198	14,316
LHC Group, Inc. †	287	10,206
Ligand Pharmaceuticals, Inc. †(a)	661	70,787
Lion Biotechnologies, Inc. †	1,693	8,600
LivaNova plc (United Kingdom) †	400	21,592
Loxo Oncology, Inc. †	959	26,219
Masimo Corp. †	819	34,267
Medicines Co. (The) †(a)	1,499	47,623
Medidata Solutions, Inc. †	471	18,232
Merit Medical Systems, Inc. †	612	11,316
Merrimack Pharmaceuticals, Inc. †(a)	1,284	10,747
MiMedx Group, Inc. †(a)	2,791	24,393
Mirati Therapeutics, Inc. †	836	17,890
Molina Healthcare, Inc. †	800	51,592
Momenta Pharmaceuticals, Inc. †	1,517	14,017
Myriad Genetics, Inc. †	1,348	50,456
Nanosphere, Inc. †	99	78
Natus Medical, Inc. †	1,478	56,800
Nektar Therapeutics †	909	12,499
Neogen Corp. †	480	24,168
NeoGenomics, Inc. †	1,733	11,680

	SHARES	VALUE (Note 4)
Health Care - 17.0% (continued)
Neurocrine Biosciences, Inc. †	2,272	$89,858
Nevro Corp. †(a)	1,397	78,595
NewLink Genetics Corp. †	526	9,573
Novavax, Inc. †(a)	3,002	15,490
NuVasive, Inc. †	896	43,590
Nuvectra Corp. †	133	721
NxStage Medical, Inc. †	1,351	20,252
Omeros Corp. †(a)	1,286	19,727
Omnicell, Inc. †	1,035	28,845
Ophthotech Corp. †	665	28,110
Organovo Holdings, Inc. †(a)	2,400	5,208
Owens & Minor, Inc.	530	21,423
Pacific Biosciences of California, Inc. †	1,024	8,704
PAREXEL International Corp. †	228	14,302
Peregrine Pharmaceuticals, Inc. †	9,591	4,033
PharMerica Corp. †	900	19,899
Phibro Animal Health Corp., Class A	1,158	31,312
Portola Pharmaceuticals, Inc. †	1,724	35,170
PRA Health Sciences, Inc. †	2,013	86,076
Prestige Brands Holdings, Inc. †	1,126	60,117
Progenics Pharmaceuticals, Inc. †(a)	3,435	14,977
Prothena Corp. plc (Ireland) †(a)	1,158	47,663
Providence Service Corp. (The) †	400	20,428
Radius Health, Inc. †	875	27,510
RadNet, Inc. †	2,500	12,075
Repligen Corp. †	1,200	32,184
Retrophin, Inc. †	1,553	21,214
Revance Therapeutics, Inc. †(a)	869	15,173
Rockwell Medical, Inc. †(a)	1,724	12,947
RTI Surgical, Inc. †	2,746	10,984
Sage Therapeutics, Inc. †	445	14,267
Sarepta Therapeutics, Inc. †(a)	1,214	23,697
Select Medical Holdings Corp. †	2,344	27,683
Spectranetics Corp. (The) †(a)	1,257	18,252
STERIS plc (United Kingdom)	2,551	181,249
Sucampo Pharmaceuticals, Inc., Class A †	1,836	20,067
Supernus Pharmaceuticals, Inc. †	2,382	36,326
Surgical Care Affiliates, Inc. †	1,009	46,697
Synergy Pharmaceuticals, Inc. †	2,921	8,062
Teligent, Inc. †(a)	3,732	18,287
TESARO, Inc. †(a)	806	35,488
TherapeuticsMD, Inc. †(a)	5,351	34,246
Trevena, Inc. †	1,935	16,002
Ultragenyx Pharmaceutical, Inc. †	1,252	79,264
US Physical Therapy, Inc.	280	13,924
Vascular Solutions, Inc. †	769	25,016
Vocera Communications, Inc. †	901	11,488
WellCare Health Plans, Inc. †	522	48,416
West Pharmaceutical Services, Inc.	2,048	141,967
Xencor, Inc. †	1,298	17,419
XenoPort, Inc. †	1,877	8,465
Zeltiq Aesthetics, Inc. †(a)	2,063	56,031
ZIOPHARM Oncology, Inc. †(a)	1,896	14,068

		4,613,616

Industrials - 7.3%
AAON, Inc.	1,050	29,400
AAR Corp.	688	16,010

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 7.3% (continued)
Advanced Drainage Systems, Inc.	848	$18,062
Aerojet Rocketdyne Holdings, Inc. †	588	9,631
Air Transport Services Group, Inc. †	1,277	19,640
Aircastle Ltd.	1,474	32,782
Albany International Corp., Class A	329	12,367
Allegiant Travel Co.	705	125,532
Allied Motion Technologies, Inc.	729	13,122
American Woodmark Corp. †	564	42,069
Apogee Enterprises, Inc.	791	34,717
ArcBest Corp.	599	12,932
Argan, Inc.	730	25,667
Astronics Corp. †	515	19,647
Atlas Air Worldwide Holdings, Inc. †	400	16,908
Beacon Roofing Supply, Inc. †	1,573	64,509
Builders FirstSource, Inc. †	1,831	20,635
CEB, Inc.	456	29,517
Comfort Systems USA, Inc.	727	23,097
Continental Building Products, Inc. †	1,526	28,323
Covenant Transportation Group, Inc., Class A †	1,000	24,190
Curtiss-Wright Corp.	182	13,772
Deluxe Corp.	267	16,685
Douglas Dynamics, Inc.	715	16,381
Dycom Industries, Inc. †(a)	1,337	86,464
Echo Global Logistics, Inc. †	1,533	41,636
EnerSys	213	11,868
EnPro Industries, Inc.	400	23,072
Exponent, Inc.	576	29,382
Federal Signal Corp.	2,000	26,520
G&K Services, Inc., Class A	400	29,300
Gibraltar Industries, Inc. †	704	20,134
Global Brass & Copper Holdings, Inc.	1,356	33,832
Hawaiian Holdings, Inc. †	1,800	84,942
HC2 Holdings, Inc. †(a)	962	3,675
Healthcare Services Group, Inc.	518	19,068
Heartland Express, Inc. (a)	2,500	46,375
HNI Corp.	700	27,419
Hub Group, Inc., Class A †	700	28,553
Huron Consulting Group, Inc. †	402	23,392
Hyster-Yale Materials Handling, Inc.	348	23,177
Insperity, Inc.	534	27,624
Interface, Inc.	687	12,737
John Bean Technologies Corp.	400	22,564
Kforce, Inc.	539	10,554
Kimball International, Inc., Class B	1,371	15,561
Knight Transportation, Inc.	1,521	39,774
Korn	1,020	28,856
Lydall, Inc. †	699	22,731
Marten Transport Ltd.	800	14,976
Masonite International Corp. †	988	64,714
Mobile Mini, Inc.	427	14,100
Mueller Industries, Inc.	332	9,767
Multi-Color Corp.	444	23,687
NN, Inc.	927	12,681
Nortek, Inc. †	191	9,223
NV5 Global, Inc. †(a)	842	22,591
On Assignment, Inc. †	635	23,444

	SHARES	VALUE (Note 4)
Industrials - 7.3% (continued)
Park-Ohio Holdings Corp.	324	$13,874
Patrick Industries, Inc. †	1,776	80,613
PGT, Inc. †	881	8,669
Plug Power, Inc. †(a)	4,900	10,045
Ply Gem Holdings, Inc. †	822	11,549
RBC Bearings, Inc. †	181	13,260
Saia, Inc. †	643	18,100
Standex International Corp.	200	15,562
Steelcase, Inc., Class A	1,047	15,621
TASER International, Inc. †(a)	1,681	32,998
Tennant Co.	497	25,586
Trex Co., Inc. †	402	19,268
UniFirst Corp.	100	10,912
US Ecology, Inc.	349	15,412
WageWorks, Inc. †	382	19,333
Werner Enterprises, Inc.	1,200	32,592
West Corp.	1,102	25,148

		1,968,530

Information Technology - 17.8%
ACI Worldwide, Inc. †	1,294	26,902
Advanced Energy Industries, Inc. †	716	24,910
Alliance Fiber Optic Products, Inc. †	1,541	22,791
Ambarella, Inc. †(a)	251	11,220
Applied Optoelectronics, Inc. †	846	12,614
Aspen Technology, Inc. †	1,283	46,355
Axcelis Technologies, Inc. †	7,009	19,625
Benefitfocus, Inc. †(a)	344	11,472
Blackbaud, Inc.	923	58,047
Blackhawk Network Holdings, Inc. †	2,603	89,283
BroadSoft, Inc. †	998	40,269
Cabot Microelectronics Corp.	300	12,273
CACI International, Inc., Class A †	241	25,715
Callidus Software, Inc. †	2,014	33,594
Cardtronics, Inc. †	345	12,417
Cavium, Inc. †	1,189	72,719
Ciena Corp. †	1,152	21,911
Cimpress NV (Netherlands) †	305	27,660
Cirrus Logic, Inc. †	1,532	55,780
Coherent, Inc. †	281	25,824
comScore, Inc. †	658	19,766
Convergys Corp.	644	17,884
Cray, Inc. †	1,006	42,161
CSG Systems International, Inc.	958	43,263
CTS Corp.	722	11,364
Cvent, Inc. †	383	8,196
Diebold, Inc.	339	9,800
Diodes, Inc. †	696	13,990
EarthLink Holdings Corp.	3,871	21,949
Ebix, Inc. (a)	1,032	42,095
Electronics For Imaging, Inc. †	983	41,669
Ellie Mae, Inc. †	1,709	154,904
Endurance International Group Holdings, Inc. †(a)	1,281	13,489
Entegris, Inc. †	1,000	13,620
EPAM Systems, Inc. †	1,851	138,214
ePlus, Inc. †	336	27,051
Euronet Worldwide, Inc. †	1,869	138,512

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 17.8% (continued)
ExlService Holdings, Inc. †	709	$36,726
Fabrinet (Thailand) †	1,664	53,830
Fair Isaac Corp.	683	72,459
Five9, Inc. †	1,814	16,126
Fleetmatics Group plc (Ireland) †	1,808	73,604
Gigamon, Inc. †	1,325	41,101
Glu Mobile, Inc. †(a)	5,554	15,662
Gogo, Inc. †(a)	1,149	12,650
GTT Communications, Inc. †	1,035	17,119
Guidewire Software, Inc. †	1,441	78,506
Hackett Group, Inc. (The)	565	8,543
HubSpot, Inc. †	891	38,865
Immersion Corp. †	1,473	12,167
Imperva, Inc. †	1,215	61,358
Infinera Corp. †	3,609	57,961
Infoblox, Inc. †	986	16,861
Inphi Corp. †	1,646	54,878
Insight Enterprises, Inc. †	700	20,048
Integrated Device Technology, Inc. †	4,292	87,728
InterDigital, Inc.	800	44,520
Intersil Corp., Class A	2,200	29,414
Intralinks Holdings, Inc. †	1,674	13,191
j2 Global, Inc.	1,431	88,121
Littelfuse, Inc.	300	36,933
LogMeIn, Inc. †	1,245	62,823
Luxoft Holding, Inc. (Switzerland) †	1,486	81,775
M/A-COM Technology Solutions Holdings, Inc. †	1,968	86,179
Manhattan Associates, Inc. †	2,703	153,720
MAXIMUS, Inc.	1,347	70,906
MaxLinear, Inc., Class A †	2,200	40,700
Mentor Graphics Corp.	559	11,364
Mesa Laboratories, Inc. (a)	230	22,161
Methode Electronics, Inc.	887	25,936
Microsemi Corp. †	1,605	61,488
MicroStrategy, Inc., Class A †	200	35,944
MKS Instruments, Inc.	500	18,825
Monolithic Power Systems, Inc.	1,143	72,741
Monotype Imaging Holdings, Inc.	488	11,673
NeoPhotonics Corp. †	2,298	32,264
NIC, Inc.	611	11,016
Oclaro, Inc. †	1,863	10,060
OSI Systems, Inc. †	393	25,738
Paycom Software, Inc. †(a)	2,459	87,540
Paylocity Holding Corp. †	1,415	46,327
Perficient, Inc. †	546	11,859
PFSweb, Inc. †	1,190	15,613
Photronics, Inc. †	1,352	14,074
Plantronics, Inc.	393	15,402
Plexus Corp. †	600	23,712
Power Integrations, Inc.	424	21,056
Proofpoint, Inc. †(a)	1,447	77,820
Q2 Holdings, Inc. †	1,367	32,863
QAD, Inc., Class A	564	11,985
QLogic Corp. †	1,610	21,638
Qualys, Inc. †	1,065	26,955
Rambus, Inc. †	3,205	44,069

	SHARES	VALUE (Note 4)
Information Technology - 17.8% (continued)
RingCentral, Inc., Class A †	2,161	$34,036
Rogers Corp. †	300	17,961
Rubicon Project, Inc. (The) †	1,493	27,292
Ruckus Wireless, Inc. †	1,132	11,105
Sanmina Corp. †	1,891	44,212
ServiceSource International, Inc. †	2,114	9,006
Sigma Designs, Inc. †	1,966	13,369
Silver Spring Networks, Inc. †	604	8,909
SPS Commerce, Inc. †	593	25,463
Stamps.com, Inc. †	678	72,058
Super Micro Computer, Inc. †	1,027	35,000
Sykes Enterprises, Inc. †	541	16,327
Synaptics, Inc. †	513	40,907
Synchronoss Technologies, Inc. †	968	31,305
SYNNEX Corp.	932	86,294
Take-Two Interactive Software, Inc. †	2,243	84,494
Tech Data Corp. †	740	56,810
Telenav, Inc. †	1,979	11,676
Tessera Technologies, Inc.	1,800	55,800
Textura Corp. †(a)	640	11,923
TTM Technologies, Inc. †	1,385	9,210
TubeMogul, Inc. †	807	10,443
Tyler Technologies, Inc. †	1,250	160,763
Ubiquiti Networks, Inc. †(a)	1,364	45,380
Universal Display Corp. †	1,554	84,071
VASCO Data Security International, Inc. †	1,100	16,940
Verint Systems, Inc. †	900	30,042
VirnetX Holding Corp. †(a)	80	367
Virtusa Corp. †	479	17,943
WebMD Health Corp. †	763	47,787
Xcerra Corp. †	1,800	11,736
Zendesk, Inc. †(a)	1,501	31,416

		4,843,950

Materials - 2.2%
A Schulman, Inc.	500	13,610
Berry Plastics Group, Inc. †	3,471	125,477
Calgon Carbon Corp.	582	8,160
Chemtura Corp. †	734	19,378
Clearwater Paper Corp. †	200	9,702
Ferro Corp. †	2,400	28,488
FutureFuel Corp.	1,187	13,995
Headwaters, Inc. †	2,139	42,438
Innophos Holdings, Inc.	300	9,273
Innospec, Inc.	332	14,395
Kaiser Aluminum Corp.	591	49,963
Minerals Technologies, Inc.	500	28,425
PH Glatfelter Co.	528	10,945
Sensient Technologies Corp.	1,100	69,806
Trinseo SA †	1,721	63,350
US Concrete, Inc. †	1,392	82,935

		590,340

Telecommunication Services - 0.9%
8x8, Inc. †	2,174	21,870
Atlantic Tele-Network, Inc.	181	13,725
Boingo Wireless, Inc. †	1,931	14,907
Cogent Communications Holdings, Inc.	519	20,257

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 0.9% (continued)
Consolidated Communications Holdings, Inc.	1,600	$41,216
Globalstar, Inc. †(a)	6,697	9,845
IDT Corp., Class B	755	11,770
Inteliquent, Inc.	1,436	23,048
Iridium Communications, Inc. †(a)	2,656	20,903
Lumos Networks Corp. †	1,202	15,434
Shenandoah Telecommunications Co.	412	11,021
Straight Path Communications, Inc., Class B †(a)	1,332	41,332
Vonage Holdings Corp. †	2,700	12,339

		257,667

Utilities - 5.9%
American States Water Co.	700	27,552
Avista Corp.	2,659	108,434
Black Hills Corp.	531	31,929
Chesapeake Utilities Corp.	933	58,751
Cleco Corp.	663	36,604
El Paso Electric Co.	1,222	56,065
IDACORP, Inc.	1,623	121,060
Laclede Group, Inc. (The)	2,096	142,004
MGE Energy, Inc.	852	44,517
New Jersey Resources Corp.	1,565	57,013
Northwest Natural Gas Co.	500	26,925
NorthWestern Corp.	1,790	110,533
ONE Gas, Inc.	4,873	297,740
PNM Resources, Inc.	3,264	110,062
Portland General Electric Co.	2,116	83,561
Southwest Gas Corp.	791	52,087
Spark Energy, Inc., Class A	1,392	25,056
Unitil Corp.	432	18,356
WGL Holdings, Inc.	2,606	188,596

		1,596,845

TOTAL COMMON STOCKS (cost $24,918,873)		26,360,261

EXCHANGE TRADED FUND - 1.6%
iShares Russell 2000 Fund (a)
(cost $411,913)	4,130	456,860

SECURITIES LENDING COLLATERAL - 11.6%

Money Market Funds - 11.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (2)(b)(c)
(cost $3,135,733)	3,135,733	3,135,733

SHORT-TERM INVESTMENT - 1.3%	SHARES	VALUE (Note 4)
Investment Company - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(b) (cost $348,488)	348,488	$348,488

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 111.6% (cost $28,815,007)		30,301,342

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6%)		(3,152,834)

NET ASSETS - 100.0%		$27,148,508

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,091,751; cash collateral of $3,135,733 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 97.3%	SHARES	VALUE (Note 4)
Australia - 4.4%
AGL Energy Ltd.	13,172	$185,452
Amcor Ltd.	28,362	311,445
Australia & New Zealand Banking Group Ltd.	2,199	39,420
Brambles Ltd.	11,872	109,985
Caltex Australia Ltd.	5,724	149,289
Commonwealth Bank of Australia	2,893	165,853
Crown Resorts Ltd.	11,649	111,141
CSL Ltd.	7,546	586,410
GPT Group (The) REIT	21,966	84,092
Insurance Australia Group Ltd.	28,183	120,367
Medibank Pvt Ltd.	19,030	42,681
Newcrest Mining Ltd. †	4,852	62,790
Qantas Airways Ltd. †	35,049	109,400
Ramsay Health Care Ltd.	11,496	539,766
Scentre Group REIT	149,591	509,209
Suncorp Group Ltd.	11,005	100,405
Telstra Corp. Ltd.	92,756	378,535
Treasury Wine Estates Ltd.	27,882	205,880

		3,812,120

Austria - 0.4%
ANDRITZ AG †	2,003	109,732
OMV AG	6,031	169,340
voestalpine AG	1,869	62,338

		341,410

Belgium - 3.3%
Ageas	9,048	358,087
Anheuser-Busch InBev SA/NV	12,109	1,504,384
Colruyt SA	2,357	137,070
KBC Groep NV	7,720	397,562
Proximus	5,258	179,426
UCB SA	4,323	329,997

		2,906,526

Canada - 7.3%
Agnico Eagle Mines Ltd. (1)	2,662	96,314
Alimentation Couche-Tard, Inc., Class B (1)	18,478	822,351
Bank of Montreal (1)	1,900	115,382
Barrick Gold Corp. (1)	4,982	67,667
BCE, Inc. (1)	18,489	842,629
Brookfield Asset Management, Inc., Class A (1)	6,648	231,215
Canadian Imperial Bank of Commerce (1)	1,328	99,205
Canadian Tire Corp. Ltd., Class A (1)	1,212	126,160
CCL Industries, Inc., Class B (1)	935	177,461
CGI Group, Inc., Class A (1)†	3,779	180,606
CI Financial Corp. (1)	9,647	213,181
Constellation Software, Inc. (1)	829	339,445
Dollarama, Inc. (1)	6,491	456,757
Fortis, Inc. (1)	2,788	87,391
Franco-Nevada Corp. (1)	3,856	236,808
Gildan Activewear, Inc. (1)	7,380	225,023
Imperial Oil Ltd. (1)	5,384	179,874
Jean Coutu Group PJC, Inc. (The), Class A (1)	3,300	55,951
Keyera Corp. (1)	5,174	157,043
Loblaw Cos. Ltd. (1)	4,881	273,298
Metro, Inc. (1)	8,833	306,460

	SHARES	VALUE (Note 4)
Canada - 7.3% (continued)
Onex Corp. (1)	1,692	$103,129
Open Text Corp. (1)	854	44,240
Restaurant Brands International, Inc. (1)	720	27,963
Rogers Communications, Inc., Class B (1)	11,480	459,642
Saputo, Inc. (1)	2,068	66,303
Sun Life Financial, Inc. (1)	5,333	172,052
Suncor Energy, Inc. (1)	6,615	184,227

		6,347,777

Denmark - 3.9%
Chr Hansen Holding A/S	1,811	121,448
Coloplast A/S, Class B	5,113	386,916
Danske Bank A/S	8,208	231,634
ISS A/S	1,764	70,748
Novo Nordisk A/S, Class B	27,389	1,483,213
Pandora A/S	3,495	456,929
Tryg A/S	11,965	231,723
Vestas Wind Systems A/S	5,029	354,342
William Demant Holding A/S †	793	79,649

		3,416,602

Finland - 1.1%
Kone OYJ, Class B	885	42,596
Neste OYJ	9,546	313,702
Nokia OYJ	32,155	190,751
Sampo OYJ, Class A	8,956	424,196

		971,245

France - 6.1%
Accor SA	917	38,790
Airbus Group SE	10,257	679,603
AXA SA	15,660	367,207
Cap Gemini SA	1,863	174,758
Credit Agricole SA	3,215	34,767
Dassault Systemes	2,145	169,952
Essilor International SA	726	89,455
Hermes International	304	106,893
Iliad SA	718	184,472
JCDecaux SA	894	39,128
L’Oreal SA	1,023	183,001
LVMH Moet Hennessy Louis Vuitton SE	1,666	284,680
Numericable-SFR SA	3,839	161,228
Orange SA	18,570	324,286
Peugeot SA †	19,662	336,378
Renault SA	3,068	304,890
Safran SA	2,841	198,302
Sanofi	811	65,201
TOTAL SA	10,152	461,930
Unibail-Rodamco SE REIT	2,987	819,200
Valeo SA	1,866	290,160

		5,314,281

Germany - 8.2%
adidas AG	4,640	541,770
Allianz SE	5,884	955,592
Beiersdorf AG	2,178	196,181
Brenntag AG	1,417	80,745
Continental AG	1,279	290,090

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 8.2% (continued)
Deutsche Boerse AG	4,625	$393,791
Deutsche Telekom AG	46,030	825,241
Fresenius Medical Care AG & Co. KGaA	4,229	373,108
GEA Group AG	2,774	135,346
Hannover Rueck SE	3,192	370,982
Infineon Technologies AG	14,899	211,243
MAN SE	932	100,793
Merck KGaA	2,173	180,758
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	53,577
OSRAM Licht AG	1,230	63,229
ProSiebenSat.1 Media SE	4,809	246,869
SAP SE	18,381	1,479,090
Symrise AG	928	62,131
Telefonica Deutschland Holding AG	8,887	48,041
United Internet AG	3,833	192,045
Vonovia SE	7,223	259,312
Zalando SE 144A †(a)	3,246	106,421

		7,166,355

Hong Kong - 1.5%
AIA Group Ltd.	26,200	148,921
BOC Hong Kong Holdings Ltd.	89,500	267,358
Cathay Pacific Airways Ltd.	44,000	76,208
Cheung Kong Property Holdings Ltd.	7,000	45,110
CK Hutchison Holdings Ltd.	7,000	90,944
CLP Holdings Ltd.	8,000	72,411
Henderson Land Development Co. Ltd.	16,500	101,462
Hong Kong Exchanges and Clearing Ltd.	3,200	77,108
Link REIT	10,500	62,377
MTR Corp. Ltd.	19,500	96,644
PCCW Ltd.	75,000	48,578
Sun Hung Kai Properties Ltd.	4,000	48,946
Wharf Holdings Ltd. (The)	16,000	87,640
Wheelock & Co. Ltd.	9,000	40,216

		1,263,923

Ireland - 0.4%
Experian plc	1,929	34,432
Shire plc	6,046	344,832

		379,264

Italy - 2.5%
Atlantia SpA	3,173	87,915
Enel SpA	9,323	41,331
Eni SpA	36,371	549,300
Finmeccanica SpA †	22,460	284,400
Intesa Sanpaolo SpA	166,426	460,171
Luxottica Group SpA	5,789	318,904
Mediobanca SpA	10,729	77,158
Prysmian SpA	2,292	51,857
Snam SpA	36,381	227,673
Telecom Italia SpA †	83,073	89,538

		2,188,247

Japan - 31.7%
Acom Co. Ltd. †	32,200	162,130
Aeon Co. Ltd.	16,300	235,470

	SHARES	VALUE (Note 4)
Japan - 31.7% (continued)
AEON Financial Service Co. Ltd.	2,300	$54,147
Aisin Seiki Co. Ltd.	2,500	94,100
Ajinomoto Co., Inc.	13,000	293,110
Alfresa Holdings Corp.	3,400	65,253
Alps Electric Co. Ltd.	1,700	29,663
ANA Holdings, Inc.	42,000	118,299
Asics Corp.	2,100	37,450
Astellas Pharma, Inc.	10,400	138,211
Bank of Kyoto Ltd. (The)	14,000	91,274
Bank of Yokohama Ltd. (The)	19,000	85,486
Bridgestone Corp.	2,800	104,504
Calbee, Inc.	3,700	146,804
Casio Computer Co. Ltd.	2,500	50,420
Central Japan Railway Co.	3,700	654,350
Chubu Electric Power Co., Inc.	15,300	213,517
Chugai Pharmaceutical Co. Ltd.	4,700	145,434
Daicel Corp.	3,400	46,347
Daiichi Sankyo Co. Ltd.	11,500	255,244
Daikin Industries Ltd.	1,500	112,027
Daito Trust Construction Co. Ltd.	1,100	156,020
Daiwa House Industry Co. Ltd.	12,900	362,597
Denso Corp.	800	32,112
Dentsu, Inc.	5,500	275,916
Don Quijote Holdings Co. Ltd.	900	31,258
East Japan Railway Co.	7,100	612,443
Eisai Co. Ltd.	6,800	408,828
Electric Power Development Co. Ltd.	1,300	40,555
FamilyMart Co. Ltd.	800	41,548
FANUC Corp.	200	30,974
Fast Retailing Co. Ltd.	400	127,810
Fuji Heavy Industries Ltd.	7,000	247,193
FUJIFILM Holdings Corp.	6,400	252,975
Fujitsu Ltd.	12,000	44,373
Fukuoka Financial Group, Inc.	15,000	48,862
Hachijuni Bank Ltd. (The)	18,000	77,545
Hino Motors Ltd.	11,000	118,862
Hiroshima Bank Ltd. (The)	17,000	62,029
Hokuhoku Financial Group, Inc.	64,000	84,095
Hoshizaki Electric Co. Ltd.	1,200	100,093
Hoya Corp.	9,000	342,096
Idemitsu Kosan Co. Ltd.	10,100	180,217
Iida Group Holdings Co. Ltd.	6,600	128,540
Isetan Mitsukoshi Holdings Ltd.	6,500	75,885
J Front Retailing Co. Ltd.	3,400	45,115
Japan Airlines Co. Ltd.	11,900	436,254
Japan Airport Terminal Co. Ltd.	3,700	131,318
Japan Prime Realty Investment Corp. REIT	9	36,654
Japan Real Estate Investment Corp. REIT	19	109,685
Japan Retail Fund Investment Corp. REIT	35	84,033
Japan Tobacco, Inc.	19,100	794,993
JTEKT Corp.	11,400	147,931
JX Holdings, Inc.	194,100	747,355
Kajima Corp.	13,000	81,435
Kakaku.com, Inc.	1,500	27,812
Kaneka Corp.	4,000	34,251
Kansai Electric Power Co., Inc. (The) †	8,300	73,437
Kao Corp.	8,600	458,569
KDDI Corp.	32,100	856,453

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 31.7% (continued)
Keihan Holdings Co. Ltd.	13,000	$91,582
Keisei Electric Railway Co. Ltd.	8,000	112,549
Keyence Corp.	700	381,760
Kikkoman Corp.	4,000	131,306
Kintetsu Group Holdings Co. Ltd.	9,000	36,474
Koito Manufacturing Co. Ltd.	5,000	226,404
Konami Holdings Corp.	2,600	76,841
Konica Minolta, Inc.	5,700	48,345
Kose Corp.	2,100	204,156
Kubota Corp.	13,000	177,447
Kyowa Hakko Kirin Co. Ltd.	5,000	79,784
Kyushu Electric Power Co., Inc. †	2,800	26,607
Lawson, Inc.	2,000	167,421
M3, Inc.	5,800	145,863
Mabuchi Motor Co. Ltd.	3,400	158,183
Marui Group Co. Ltd.	9,800	140,419
Medipal Holdings Corp.	1,600	25,308
MEIJI Holdings Co. Ltd.	4,400	353,578
Mitsubishi Chemical Holdings Corp.	18,900	98,679
Mitsubishi Electric Corp.	7,000	73,345
Mitsubishi Tanabe Pharma Corp.	1,900	33,014
Mitsubishi UFJ Financial Group, Inc.	25,400	117,694
Mitsui Chemicals, Inc.	10,000	33,286
Mixi, Inc.	1,700	63,049
Mizuho Financial Group, Inc.	207,400	309,085
MS&AD Insurance Group Holdings, Inc.	10,400	289,861
Murata Manufacturing Co. Ltd.	3,500	422,334
Nexon Co. Ltd.	12,300	209,769
NGK Insulators Ltd.	2,000	36,907
Nidec Corp.	4,100	280,532
Nintendo Co. Ltd.	2,200	312,726
Nippon Building Fund, Inc. REIT	14	82,878
Nippon Paint Holdings Co. Ltd.	2,900	64,145
Nippon Telegraph & Telephone Corp.	24,100	1,041,060
Nissan Motor Co. Ltd.	21,900	202,471
Nisshin Seifun Group, Inc.	7,000	111,168
Nitori Holdings Co. Ltd.	2,700	247,050
Nitto Denko Corp.	2,900	161,598
Nomura Real Estate Master Fund, Inc. REIT	54	80,385
Nomura Research Institute Ltd.	2,400	80,825
NSK Ltd.	5,900	54,002
NTT Data Corp.	3,200	160,475
NTT DOCOMO, Inc.	29,300	666,031
Obayashi Corp.	18,300	180,377
Obic Co. Ltd.	1,600	84,582
Olympus Corp.	900	34,942
Omron Corp.	900	26,768
Ono Pharmaceutical Co. Ltd.	11,500	486,481
Oriental Land Co. Ltd.	3,800	269,039
ORIX Corp.	6,400	91,157
Otsuka Corp.	2,200	116,053
Otsuka Holdings Co. Ltd.	5,500	199,769
Park24 Co. Ltd.	4,600	128,701
Rakuten, Inc.	11,400	110,044
Rinnai Corp.	800	70,671
Ryohin Keikaku Co. Ltd.	1,100	232,398
Santen Pharmaceutical Co. Ltd.	9,800	147,299
Secom Co. Ltd.	3,700	274,551

	SHARES	VALUE (Note 4)
Japan - 31.7% (continued)
Seibu Holdings, Inc.	5,100	$107,844
Seiko Epson Corp.	3,400	54,682
Sekisui House Ltd.	9,200	155,218
Seven & i Holdings Co. Ltd.	13,000	553,900
Shimadzu Corp.	5,000	78,442
Shimamura Co. Ltd.	300	37,449
Shimano, Inc.	1,300	203,875
Shimizu Corp.	12,000	101,633
Shin-Etsu Chemical Co. Ltd.	1,000	51,648
Shionogi & Co. Ltd.	7,500	352,509
Shiseido Co. Ltd.	3,600	80,201
SMC Corp.	300	69,518
Sohgo Security Services Co. Ltd.	3,800	205,745
Sompo Japan Nipponkoa Holdings, Inc.	9,700	274,912
Sony Corp.	2,700	69,420
Sumitomo Chemical Co. Ltd.	33,000	149,371
Sumitomo Heavy Industries Ltd.	7,000	28,893
Suntory Beverage & Food Ltd.	2,600	116,966
Suruga Bank Ltd.	11,000	193,034
Suzuken Co. Ltd.	1,200	40,729
Suzuki Motor Corp.	4,800	128,346
Sysmex Corp.	4,300	268,818
Taisei Corp.	11,000	72,640
Taiyo Nippon Sanso Corp.	11,700	111,172
Takeda Pharmaceutical Co. Ltd.	7,800	355,606
TDK Corp.	1,300	72,132
Teijin Ltd.	9,000	31,341
Terumo Corp.	5,600	200,407
Toho Gas Co. Ltd.	12,000	85,175
Tohoku Electric Power Co., Inc.	13,100	168,826
Tokio Marine Holdings, Inc.	11,200	378,425
Tokyo Electric Power Co., Inc. †	39,300	215,900
Tokyu Corp.	4,000	33,502
Toray Industries, Inc.	5,000	42,671
TOTO Ltd.	3,500	108,944
Toyo Seikan Group Holdings Ltd.	3,000	56,138
Trend Micro, Inc.	4,000	146,400
Unicharm Corp.	3,700	80,532
USS Co. Ltd.	4,900	78,190
West Japan Railway Co.	5,800	358,134
Yamaguchi Financial Group, Inc.	3,000	27,237
Yamaha Corp.	6,000	180,491
Yamato Holdings Co. Ltd.	2,100	41,868
Yamazaki Baking Co. Ltd.	2,000	42,097

		27,561,570

Netherlands - 2.3%
ASML Holding NV	635	63,903
Heineken NV	7,348	664,829
Koninklijke Ahold NV	17,039	382,718
Koninklijke KPN NV	81,283	340,378
NN Group NV	6,811	222,343
Randstad Holding NV	1,696	93,809
Wolters Kluwer NV	5,675	226,191

		1,994,171

Norway - 0.0% (b)
Golar LNG Ltd. (3)(c)	70	1,269

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Portugal - 0.3%
EDP - Energias de Portugal SA	18,666	$66,273
Galp Energia SGPS SA	14,388	180,668

		246,941

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	16,200	35,111
DBS Group Holdings Ltd.	2,900	33,037
Super Group Ltd.	2,900	2,128

		70,276

Spain - 2.9%
Abertis Infraestructuras SA	2,615	42,937
Aena SA 144A †(a)	337	43,452
Amadeus IT Holding SA, Class A	9,319	398,517
Ferrovial SA	17,060	366,124
Gas Natural SDG SA	4,011	80,977
Grifols SA	3,053	67,830
Iberdrola SA	69,882	465,201
Industria de Diseno Textil SA	29,780	998,214
Red Electrica Corp. SA	906	78,483

		2,541,735

Sweden - 1.8%
Assa Abloy AB, Class B	13,497	265,722
Electrolux AB, Class B †	2,915	76,547
Hennes & Mauritz AB, Class B	3,205	106,676
ICA Gruppen AB	3,756	124,142
Investment AB Kinnevik, Class B	2,239	63,422
Lundin Petroleum AB †	10,480	177,147
Skandinaviska Enskilda Banken AB, Class A	2,670	25,462
Skanska AB, Class B	15,522	354,072
Svenska Cellulosa AB SCA, Class B	7,131	222,421
Svenska Handelsbanken AB, Class A	9,726	123,385

		1,538,996

Switzerland - 6.2%
Actelion Ltd. †	2,690	401,455
Chocoladefabriken Lindt & Spruengli AG	55	340,782
EMS-Chemie Holding AG	460	238,199
Galenica AG	183	274,625
Geberit AG	167	62,399
Givaudan SA	360	705,528
Kuehne + Nagel International AG	815	115,825
Lonza Group AG †	808	136,585
Nestle SA	19,235	1,435,330
Novartis AG	2,855	206,565
Partners Group Holding AG	1,371	550,798
Swiss Re AG	7,851	724,959
Swisscom AG	346	187,795

		5,380,845

United Kingdom - 12.6%
3i Group plc	5,219	34,126
ARM Holdings plc	11,962	174,182
Ashtead Group plc	4,765	59,005
Associated British Foods plc	8,836	423,931
AstraZeneca plc	5,411	302,106
Barclays plc	24,559	52,718
Barratt Developments plc	28,853	231,632

	SHARES	VALUE (Note 4)
United Kingdom - 12.6% (continued)
British American Tobacco plc	17,057	$997,425
BT Group plc	73,144	461,843
Bunzl plc	3,162	91,719
Capita plc	4,384	65,451
Compass Group plc	4,990	87,966
Diageo plc	1,887	50,881
Direct Line Insurance Group plc	42,210	223,890
Dixons Carphone plc	18,897	115,487
HSBC Holdings plc	10,509	65,355
Imperial Brands plc	9,784	541,713
Inmarsat plc	6,370	89,855
International Consolidated Airlines Group SA	54,072	430,246
ITV plc	79,090	273,297
Kingfisher plc	13,199	71,190
Legal & General Group plc	45,149	152,128
Marks & Spencer Group plc	12,540	73,075
National Grid plc	39,004	551,882
Next plc	1,489	115,311
Pearson plc	4,138	51,860
Persimmon plc	4,571	136,587
Prudential plc	20,491	381,306
Reckitt Benckiser Group plc	5,885	567,648
RELX NV	51,973	906,125
Sage Group plc (The)	8,974	80,913
Smith & Nephew plc	3,009	49,506
Sports Direct International plc †	6,364	34,520
SSE plc	1,950	41,731
Taylor Wimpey plc	76,759	209,197
Travis Perkins plc	1,058	27,715
Unilever NV CVA	48,792	2,193,627
United Utilities Group plc	6,524	86,359
Vodafone Group plc	112,703	358,132
Whitbread plc	1,309	74,307

		10,935,947

United States - 0.3%
Thomson Reuters Corp. (1)	6,570	266,189

TOTAL COMMON STOCKS (cost $81,736,573)		84,645,689

EXCHANGE TRADED FUND - 1.4%
iShares MSCI EAFE Fund (1) (cost $1,170,946)	21,825	1,246,863

SHORT-TERM INVESTMENT - 0.4%

Investment Company - 0.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(d)
(cost $332,567)	332,567	332,567

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.1% (cost $83,240,086)		86,225,119

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		822,413

NET ASSETS - 100.0%		$87,047,532

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $1,269 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,126,333	13.9%
Consumer Staples	15,510,273	17.9
Energy	3,451,361	4.0
Exchange Traded Fund	1,246,863	1.4
Financials	14,222,441	16.3
Health Care	9,623,573	11.1
Industrials	10,108,167	11.6
Information Technology	6,389,651	7.3
Materials	3,022,776	3.5
Telecommunication Services	7,381,934	8.5
Utilities	2,809,180	3.2
Short-Term Investment	332,567	0.4

Total Investments In Securities, At Value	86,225,119	99.1
Other Assets in Excess of Liabilities	822,413	0.9

Net Assets	$87,047,532	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 96.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 10.8%
Amazon.com, Inc. †	3,930	$2,333,005
AutoZone, Inc. †	1,660	1,322,505
Bed Bath & Beyond, Inc. †	26,933	1,336,954
Carnival Corp.	2,407	127,017
Chipotle Mexican Grill, Inc. †	1,775	835,972
Comcast Corp., Class A	23,790	1,453,093
Darden Restaurants, Inc.	13,359	885,702
Dick’s Sporting Goods, Inc.	11,887	555,717
Dollar General Corp.	2,882	246,699
Dollar Tree, Inc. †	10,712	883,312
Domino’s Pizza, Inc.	7,900	1,041,694
Gap, Inc. (The)	8,809	258,985
Genuine Parts Co.	13,787	1,369,876
GoPro, Inc., Class A †	37,715	451,071
H&R Block, Inc.	61,840	1,633,813
Hasbro, Inc.	8,956	717,376
Home Depot, Inc. (The)	26,519	3,538,430
L Brands, Inc.	1,913	167,981
Lowe’s Cos., Inc.	46,724	3,539,343
McDonald’s Corp.	49,734	6,250,569
NIKE, Inc., Class B	28,194	1,733,085
Nordstrom, Inc.	15,800	903,918
O’Reilly Automotive, Inc. †	6,129	1,677,262
Panera Bread Co., Class A †	5,935	1,215,666
Priceline Group, Inc. (The) †	454	585,188
Ralph Lauren Corp.	1,522	146,508
Starbucks Corp.	53,777	3,210,487
Target Corp.	55,886	4,598,300
Thomson Reuters Corp.	8,739	353,755
Tiffany & Co.	3,319	243,548
Time Warner, Inc.	9,866	715,778
TJX Cos., Inc. (The)	47,331	3,708,384
Tractor Supply Co.	17,803	1,610,459
TripAdvisor, Inc. †	22,072	1,467,788
Tupperware Brands Corp.	2,344	135,905
Viacom, Inc., Class B	5,525	228,072
Walt Disney Co. (The)	24,779	2,460,803
Williams-Sonoma, Inc.	22,552	1,234,496
Yum! Brands, Inc.	59,621	4,879,979

		60,058,495

Consumer Staples - 18.8%
Altria Group, Inc.	128,094	8,026,370
Brown-Forman Corp., Class B	5,402	531,935
Campbell Soup Co.	17,045	1,087,301
Church & Dwight Co., Inc.	28,149	2,594,775
Clorox Co. (The)	10,796	1,360,944
Coca-Cola Co. (The)	156,858	7,276,643
Colgate-Palmolive Co.	78,617	5,554,291
Costco Wholesale Corp.	27,417	4,320,371
CVS Health Corp.	30,312	3,144,264
Dr Pepper Snapple Group, Inc.	13,529	1,209,763
Estee Lauder Cos., Inc. (The), Class A	45,477	4,288,936
Flowers Foods, Inc.	16,899	311,956
General Mills, Inc.	65,239	4,132,891
Hershey Co. (The)	27,615	2,543,065
Hormel Foods Corp.	30,124	1,302,562

	SHARES	VALUE (Note 4)
Consumer Staples - 18.8% (continued)
Kellogg Co.	11,287	$864,020
Kimberly-Clark Corp.	27,568	3,708,172
Kroger Co. (The)	29,402	1,124,626
McCormick & Co., Inc.	23,782	2,365,833
Mead Johnson Nutrition Co.	56,797	4,826,041
Mondelez International, Inc., Class A	10,896	437,147
Monster Beverage Corp. †	8,803	1,174,144
Nu Skin Enterprises, Inc., Class A	10,222	390,991
PepsiCo, Inc.	77,747	7,967,513
Philip Morris International, Inc.	80,465	7,894,421
Procter & Gamble Co. (The)	94,907	7,811,795
Reynolds American, Inc.	116,621	5,867,202
Sysco Corp.	80,507	3,762,092
Walgreens Boots Alliance, Inc.	14,776	1,244,730
Wal-Mart Stores, Inc.	104,910	7,185,286

		104,310,080

Energy - 0.7%
Chevron Corp.	7,315	697,851
Exxon Mobil Corp.	35,141	2,937,436

		3,635,287

Financials - 20.4%
Alleghany Corp. †	5,977	2,965,787
Allied World Assurance Co. Holdings AG (Switzerland)	3,826	133,680
Allstate Corp. (The)	74,223	5,000,404
American Express Co.	33,931	2,083,363
American Financial Group, Inc.	32,629	2,296,103
American National Insurance Co.	930	107,415
AmTrust Financial Services, Inc.	6,465	167,314
Aon plc (United Kingdom)	30,383	3,173,504
Arch Capital Group Ltd. †	33,346	2,370,901
Arthur J Gallagher & Co.	2,692	119,740
Aspen Insurance Holdings Ltd.	7,554	360,326
Assurant, Inc.	10,450	806,218
Assured Guaranty Ltd.	45,590	1,153,427
Axis Capital Holdings Ltd.	34,907	1,935,942
Bank of Hawaii Corp.	28,279	1,930,890
Bank of New York Mellon Corp. (The)	19,575	720,947
BB&T Corp.	37,331	1,242,002
BOK Financial Corp.	31,607	1,726,374
Capital One Financial Corp.	48,217	3,341,920
CBOE Holdings, Inc.	1,737	113,478
Chubb Ltd. (Switzerland)	40,293	4,800,911
Cincinnati Financial Corp.	2,810	183,662
Citigroup, Inc.	24,286	1,013,941
CNA Financial Corp.	21,313	685,852
Comerica, Inc.	60,408	2,287,651
Commerce Bancshares, Inc.	25,837	1,161,373
Cullen/Frost Bankers, Inc.	18,496	1,019,315
Discover Financial Services	35,735	1,819,626
Endurance Specialty Holdings Ltd.	4,132	269,985
Erie Indemnity Co., Class A	5,892	547,897
Everest Re Group Ltd.	27,792	5,486,975
FactSet Research Systems, Inc.	7,520	1,139,506
First Republic Bank	2,157	143,742
Franklin Resources, Inc.	55,066	2,150,327

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 20.4% (continued)
JPMorgan Chase & Co.	28,647	$1,696,475
M&T Bank Corp.	50,886	5,648,346
Markel Corp. †	2,100	1,872,297
Marsh & McLennan Cos., Inc.	42,674	2,594,152
Mercury General Corp.	17,467	969,419
New York Community Bancorp, Inc.	191,734	3,048,571
Northern Trust Corp.	30,959	2,017,598
PacWest Bancorp	26,130	970,730
People’s United Financial, Inc.	160,155	2,551,269
PNC Financial Services Group, Inc. (The)	39,608	3,349,649
ProAssurance Corp.	24,337	1,231,452
Progressive Corp. (The)	132,725	4,663,957
RenaissanceRe Holdings Ltd.	16,504	1,977,674
Signature Bank †	4,728	643,575
SLM Corp. †	119,220	758,239
SunTrust Banks, Inc.	15,300	552,024
T Rowe Price Group, Inc.	9,808	720,496
TCF Financial Corp.	19,085	233,982
TFS Financial Corp.	33,777	586,707
Travelers Cos., Inc. (The)	66,376	7,746,743
US Bancorp	135,024	5,480,624
Waddell & Reed Financial, Inc., Class A	44,805	1,054,710
Wells Fargo & Co.	122,100	5,904,756
White Mountains Insurance Group Ltd.	1,688	1,354,789
WR Berkley Corp.	15,262	857,724

		112,946,456

Health Care - 10.3%
Abbott Laboratories	24,500	1,024,835
AbbVie, Inc.	1,863	106,415
Aetna, Inc.	24,573	2,760,777
Align Technology, Inc. †	6,228	452,713
AmerisourceBergen Corp.	10,001	865,587
Anthem, Inc.	21,045	2,925,045
athenahealth, Inc. †	1,051	145,858
Baxter International, Inc.	4,311	177,096
Becton Dickinson and Co.	5,202	789,768
Biogen, Inc. †	233	60,655
Bristol-Myers Squibb Co.	31,052	1,983,602
Bruker Corp.	30,389	850,892
Cardinal Health, Inc.	11,883	973,812
Centene Corp. †	15,584	959,507
Cerner Corp. †	1,797	95,169
CR Bard, Inc.	10,749	2,178,500
DENTSPLY SIRONA, Inc.	1,908	117,590
DexCom, Inc. †	12,105	822,051
Edwards Lifesciences Corp. †	10,938	964,841
Eli Lilly & Co.	47,111	3,392,463
Express Scripts Holding Co. †	1,500	103,035
Henry Schein, Inc. †	13,063	2,255,066
IDEXX Laboratories, Inc. †	3,584	280,699
Intuitive Surgical, Inc. †	3,561	2,140,339
Jazz Pharmaceuticals plc (Ireland) †	784	102,351
Johnson & Johnson	73,972	8,003,770
Laboratory Corp. of America Holdings †	3,373	395,079
McKesson Corp.	5,902	928,089
Medtronic plc (Ireland)	41,707	3,128,025
Merck & Co., Inc.	54,857	2,902,484

	SHARES	VALUE (Note 4)
Health Care - 10.3% (continued)
Mettler-Toledo International, Inc. †	1,915	$660,215
Pfizer, Inc.	87,005	2,578,828
Quintiles Transnational Holdings, Inc. †	2,262	147,256
ResMed, Inc.	22,025	1,273,485
Stryker Corp.	27,506	2,951,119
Thermo Fisher Scientific, Inc.	2,016	285,445
United Therapeutics Corp. †	11,964	1,333,148
UnitedHealth Group, Inc.	40,521	5,223,157
Varian Medical Systems, Inc. †	5,940	475,319
Waters Corp. †	497	65,564
Zimmer Biomet Holdings, Inc.	1,077	114,840
Zoetis, Inc.	2,245	99,521

		57,094,010

Industrials - 10.1%
3M Co.	36,834	6,137,649
Acuity Brands, Inc.	1,756	383,054
Alaska Air Group, Inc.	21,234	1,741,613
Boeing Co. (The)	27,508	3,491,866
CH Robinson Worldwide, Inc.	1,921	142,596
Cintas Corp.	4,682	420,490
Clean Harbors, Inc. †	12,491	616,306
Danaher Corp.	19,595	1,858,782
Emerson Electric Co.	8,792	478,109
Equifax, Inc.	3,815	436,016
Expeditors International of Washington, Inc.	35,646	1,739,881
Fastenal Co.	32,532	1,594,068
FedEx Corp.	4,513	734,355
General Dynamics Corp.	14,752	1,937,970
General Electric Co.	35,342	1,123,522
Honeywell International, Inc.	25,521	2,859,628
Huntington Ingalls Industries, Inc.	774	105,992
Jacobs Engineering Group, Inc. †	1,480	64,454
Landstar System, Inc.	18,032	1,165,048
Lockheed Martin Corp.	11,701	2,591,771
MSC Industrial Direct Co., Inc., Class A	11,264	859,556
Northrop Grumman Corp.	8,278	1,638,216
Quanta Services, Inc. †	51,002	1,150,605
Raytheon Co.	11,977	1,468,740
Republic Services, Inc.	50,295	2,396,557
Robert Half International, Inc.	22,526	1,049,261
Rockwell Automation, Inc.	3,958	450,222
Rockwell Collins, Inc.	3,469	319,876
Rollins, Inc.	18,364	498,032
Southwest Airlines Co.	34,385	1,540,448
Stericycle, Inc. †	20,838	2,629,547
Union Pacific Corp.	5,081	404,194
United Parcel Service, Inc., Class B	33,093	3,490,319
United Technologies Corp.	24,858	2,488,286
Waste Connections, Inc.	4,300	277,737
Waste Management, Inc.	71,137	4,197,083
WW Grainger, Inc.	5,226	1,219,905

		55,701,754

Information Technology - 9.8%
Accenture plc, Class A (Ireland)	35,204	4,062,542
Adobe Systems, Inc. †	9,253	867,931

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 9.8% (continued)
Alphabet, Inc., Class A †	4,580	$3,494,082
Amdocs Ltd.	11,077	669,272
ANSYS, Inc. †	1,639	146,625
Apple, Inc.	27,726	3,021,857
Automatic Data Processing, Inc.	32,542	2,919,343
Cisco Systems, Inc.	88,682	2,524,777
Cognizant Technology Solutions Corp., Class A †	16,166	1,013,608
F5 Networks, Inc. †	12,290	1,300,896
Facebook, Inc., Class A †	6,518	743,704
Gartner, Inc. †	10,705	956,492
Intel Corp.	43,138	1,395,514
International Business Machines Corp.	26,738	4,049,470
Intuit, Inc.	29,877	3,107,507
Jack Henry & Associates, Inc.	4,953	418,875
Linear Technology Corp.	45,589	2,031,446
Marvell Technology Group Ltd.	39,206	404,214
MasterCard, Inc., Class A	27,621	2,610,184
Maxim Integrated Products, Inc.	10,409	382,843
Microsoft Corp.	82,337	4,547,473
National Instruments Corp.	20,491	616,984
NetApp, Inc.	66,612	1,817,841
NVIDIA Corp.	26,080	929,230
Oracle Corp.	45,207	1,849,418
Palo Alto Networks, Inc. †	2,061	336,232
Paychex, Inc.	30,150	1,628,402
QUALCOMM, Inc.	16,138	825,297
Tableau Software, Inc., Class A †	6,968	319,622
Teradata Corp. †	29,169	765,395
Texas Instruments, Inc.	25,183	1,446,008
Visa, Inc., Class A	41,412	3,167,190

		54,370,274

Materials - 1.5%
Avery Dennison Corp.	2,810	202,629
International Flavors & Fragrances, Inc.	1,127	128,219
Monsanto Co.	9,557	838,531
NewMarket Corp.	798	316,215
PPG Industries, Inc.	21,173	2,360,578
Praxair, Inc.	2,635	301,576
Sherwin-Williams Co. (The)	15,042	4,282,006

		8,429,754

Telecommunication Services - 2.5%
AT&T, Inc.	162,682	6,372,254
Verizon Communications, Inc.	141,075	7,629,336

		14,001,590

Utilities - 11.1%
Ameren Corp.	30,722	1,539,172
American Electric Power Co., Inc.	87,167	5,787,889
American Water Works Co., Inc.	59,619	4,109,538
Aqua America, Inc.	73,386	2,335,143
Atmos Energy Corp.	28,981	2,152,129
Consolidated Edison, Inc.	43,379	3,323,699
Dominion Resources, Inc.	34,025	2,555,958
DTE Energy Co.	17,646	1,599,786
Duke Energy Corp.	43,638	3,520,714

	SHARES	VALUE (Note 4)
Utilities - 11.1% (continued)
Edison International	8,525	$612,862
Entergy Corp.	14,372	1,139,412
Eversource Energy	1,841	107,404
Exelon Corp.	32,296	1,158,135
NextEra Energy, Inc.	26,774	3,168,435
OGE Energy Corp.	71,404	2,044,297
PG&E Corp.	29,832	1,781,567
Pinnacle West Capital Corp.	44,275	3,323,724
PPL Corp.	34,422	1,310,446
Public Service Enterprise Group, Inc.	166,457	7,846,783
Sempra Energy	12,921	1,344,430
Southern Co. (The)	64,403	3,331,567
UGI Corp.	68,784	2,771,307
Vectren Corp.	39,979	2,021,338
Xcel Energy, Inc.	66,011	2,760,580

		61,646,315

TOTAL COMMON STOCKS (cost $471,946,332)		532,194,015

SHORT-TERM INVESTMENT - 4.8%

Investment Company - 4.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(a)
(cost $26,771,749)	26,771,749	26,771,749

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.8% (cost $498,718,081)		558,965,764

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%) (b)		(4,677,216)

NET ASSETS - 100.0%		$554,288,548

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
221	Goldman Sachs	S&P 500 E-Mini Futures	06/2016	$22,456,778	$22,669,075	$212,297

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$547,206	$547,206

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Australia - 9.4%
AGL Energy Ltd.	36,709	$516,836
Aurizon Holdings Ltd.	32,955	100,141
Australia & New Zealand Banking Group Ltd.	25,901	464,313
Bendigo & Adelaide Bank Ltd.	33,608	228,082
BHP Billiton plc	4,167	46,664
Brambles Ltd.	1,569	14,535
Caltex Australia Ltd.	15,223	397,034
Coca - Cola Amatil Ltd.	22,814	154,483
Cochlear Ltd.	4,561	356,750
Commonwealth Bank of Australia	1,057	60,597
CSL Ltd.	105	8,160
Flight Centre Travel Group Ltd.	10,443	345,881
Iluka Resources Ltd.	4,402	22,071
Medibank Pvt Ltd.	66,134	148,327
National Australia Bank Ltd.	9,435	189,445
Newcrest Mining Ltd. †	17,823	230,647
Orica Ltd.	2,174	25,571
REA Group Ltd.	4,518	187,003
Sonic Healthcare Ltd.	1,427	20,466
Tabcorp Holdings Ltd.	12,047	39,504
Tatts Group Ltd.	15,257	44,204
Telstra Corp. Ltd.	246,485	1,005,899
TPG Telecom Ltd.	18,391	159,812
Wesfarmers Ltd.	19,823	629,197
Westpac Banking Corp.	3,815	88,611
Woodside Petroleum Ltd.	1,358	27,165
Woolworths Ltd.	50,569	855,870

		6,367,268

Austria - 0.1%
OMV AG	1,409	39,562

Belgium - 1.3%
Anheuser - Busch InBev SA/NV	834	103,613
Colruyt SA	10,021	582,764
Proximus	6,096	208,023

		894,400

Canada - 11.2%
Agnico Eagle Mines Ltd. (1)	8,905	322,191
Alimentation Couche - Tard, Inc., Class B (1)	1,973	87,807
ARC Resources Ltd. (1)	2,133	31,024
Bank of Montreal (1)	5,207	316,209
Bank of Nova Scotia (The) (1)	7,852	383,728
Barrick Gold Corp. (1)	17,681	240,148
BCE, Inc. (1)	18,927	862,590
Cameco Corp. (1)	13,075	167,823
Canadian Imperial Bank of Commerce (1)	4,033	301,276
Canadian National Railway Co. (1)	2,602	162,601
Canadian Tire Corp. Ltd., Class A (1)	425	44,239
CI Financial Corp. (1)	6,596	145,760
Eldorado Gold Corp. (1)	24,188	75,986
Empire Co. Ltd., Class A (1)	23,866	413,463
Fairfax Financial Holdings Ltd. (1)	304	170,186
Fortis, Inc. (1)	700	21,942
Franco - Nevada Corp. (1)	4,728	290,360
George Weston Ltd. (1)	1,525	136,537
Goldcorp, Inc. (1)	12,162	197,308
Imperial Oil Ltd. (1)	5,990	200,120

	SHARES	VALUE (Note 4)
Canada - 11.2% (continued)
Intact Financial Corp. (1)	7,033	$492,405
Keyera Corp. (1)	874	26,528
Kinross Gold Corp. (1)†	108,699	370,769
Loblaw Cos. Ltd. (1)	4,944	276,826
Metro, Inc. (1)	813	28,207
National Bank of Canada (1)	235	7,688
Peyto Exploration & Development Corp. (1)	2,843	63,241
Power Financial Corp. (1)	5,416	135,405
Rogers Communications, Inc., Class B (1)	4,353	174,288
Royal Bank of Canada (1)	6,502	374,625
Saputo, Inc. (1)	4,459	142,963
Shaw Communications, Inc., Class B (1)	10,219	197,417
Silver Wheaton Corp. (1)	20,209	335,325
Toronto - Dominion Bank (The) (1)	8,420	363,446
Yamana Gold, Inc. (1)	18,727	56,812

		7,617,243

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	178,400	129,571

Denmark - 1.9%
AP Moeller - Maersk A/S, Class B †	42	55,063
Coloplast A/S, Class B	8,201	620,595
DSV A/S	2,449	101,864
Novo Nordisk A/S, Class B	9,671	523,720

		1,301,242

Finland - 0.7%
Kone OYJ, Class B	2,249	108,246
Metso OYJ	300	7,150
Orion OYJ, Class B	10,351	341,680
Sampo OYJ, Class A	796	37,702

		494,778

France - 6.0%
Aeroports de Paris	1,902	234,892
Air Liquide SA	116	13,014
Atos SE	474	38,498
BNP Paribas SA	2,928	147,105
Bouygues SA	1,651	67,112
Cie Generale des Etablissements Michelin	2,031	207,505
CNP Assurances	8,940	139,219
Danone SA	5,841	414,432
Dassault Systemes	2,643	209,409
Electricite de France SA	10,927	122,335
Engie	11,716	181,523
Essilor International SA	289	35,609
Hermes International	576	202,534
Iliad SA	455	116,901
Imerys SA	376	26,187
L’Oreal SA	2,332	417,163
Pernod Ricard SA	898	99,995
Sanofi	3,386	272,220
SCOR SE	2,005	70,688
Societe BIC SA	2,570	386,156
Societe Generale SA	443	16,370
Sodexo SA	910	97,938
Thales SA	778	67,985

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
France - 6.0% (continued)
TOTAL SA	7,411	$337,211
Vinci SA	1,650	122,470

		4,044,471

Germany - 3.3%
adidas AG	610	71,224
Allianz SE	404	65,612
Bayer AG	1,846	216,315
Beiersdorf AG	3,518	316,881
Deutsche Lufthansa AG †	2,713	43,786
Deutsche Post AG	1,190	33,027
Fresenius Medical Care AG & Co. KGaA	589	51,965
Hannover Rueck SE	529	61,482
HUGO BOSS AG	3,359	219,592
MAN SE	7,354	795,311
Merck KGaA	458	38,098
METRO AG	2,300	71,147
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen	417	84,628
SAP SE	1,098	88,354
Siemens AG	125	13,220
TUI AG	2,660	41,147

		2,211,789

Hong Kong - 4.5%
BOC Hong Kong Holdings Ltd.	120,500	359,962
CK Hutchison Holdings Ltd.	18,000	233,857
CLP Holdings Ltd.	44,500	402,788
Hang Seng Bank Ltd.	14,700	260,102
HK Electric Investments & HK Electric Investments Ltd. 144A (a)	219,500	193,341
HKT Trust & HKT Ltd.	78,000	107,407
Hong Kong & China Gas Co. Ltd.	183,459	342,951
MGM China Holdings Ltd.	6,400	9,803
MTR Corp. Ltd.	77,000	381,620
Noble Group Ltd. †	81,100	26,427
Power Assets Holdings Ltd.	34,000	347,977
SJM Holdings Ltd.	445,000	318,363
WH Group Ltd. 144A †(a)	78,500	56,772
Yue Yuen Industrial Holdings Ltd.	7,000	24,066

		3,065,436

Ireland - 0.1%
Experian plc	561	10,014
Shire plc	1,638	93,423

		103,437

Italy - 0.7%
Assicurazioni Generali SpA	2,527	37,407
Enel SpA	42,733	189,445
Eni SpA	3,488	52,678
Luxottica Group SpA	1,301	71,669
Snam SpA	17,411	108,959

		460,158

Japan - 27.4%
ABC-Mart, Inc.	2,900	185,599
Ajinomoto Co., Inc.	2,000	45,094
Amada Holdings Co. Ltd.	2,000	19,487

	SHARES	VALUE (Note 4)
Japan - 27.4% (continued)
Asahi Glass Co. Ltd.	8,000	$43,775
Asahi Group Holdings Ltd.	3,700	115,161
Asahi Kasei Corp.	2,000	13,507
Astellas Pharma, Inc.	45,900	609,988
Bandai Namco Holdings, Inc.	19,700	429,429
Benesse Holdings, Inc.	5,400	155,477
Bridgestone Corp.	7,300	272,457
Brother Industries Ltd.	2,800	32,159
Calbee, Inc.	6,700	265,834
Canon, Inc.	22,600	673,999
Central Japan Railway Co.	100	17,685
Chugai Pharmaceutical Co. Ltd.	8,400	259,924
Dai Nippon Printing Co. Ltd.	1,000	8,874
Dai - ichi Life Insurance Co. Ltd. (The)	4,600	55,750
Eisai Co. Ltd.	1,600	96,195
FamilyMart Co. Ltd.	3,300	171,387
FANUC Corp.	1,200	185,842
Fast Retailing Co. Ltd.	600	191,715
Fuji Heavy Industries Ltd.	6,700	236,599
GungHo Online Entertainment, Inc.	181,800	511,429
Hakuhodo DY Holdings, Inc.	20,600	233,228
Hino Motors Ltd.	2,900	31,336
Hirose Electric Co. Ltd.	500	55,105
Hisamitsu Pharmaceutical Co., Inc.	7,500	335,179
Hitachi Chemical Co. Ltd.	10,000	179,698
Hitachi High - Technologies Corp.	1,000	28,151
Hitachi Metals Ltd.	25,500	262,964
Hoshizaki Electric Co. Ltd.	2,100	175,162
Hoya Corp.	4,100	155,844
Inpex Corp.	1,000	7,573
ITOCHU Corp.	5,900	72,504
Itochu Techno - Solutions Corp.	1,600	30,190
Japan Airlines Co. Ltd.	11,600	425,256
Japan Airport Terminal Co. Ltd.	2,000	70,983
Japan Tobacco, Inc.	5,600	233,087
JGC Corp.	2,000	29,912
Kajima Corp.	8,000	50,114
Kakaku.com, Inc.	900	16,687
Kamigumi Co. Ltd.	28,000	263,404
Kao Corp.	4,300	229,284
KDDI Corp.	10,400	277,480
Kirin Holdings Co. Ltd.	1,700	23,815
Komatsu Ltd.	7,000	119,007
Konica Minolta, Inc.	18,100	153,517
Kose Corp.	1,100	106,939
Kubota Corp.	1,000	13,650
Kuraray Co. Ltd.	1,300	15,887
Kurita Water Industries Ltd.	2,100	47,833
Lawson, Inc.	2,500	209,277
Makita Corp.	1,600	99,176
Marubeni Corp.	16,200	81,962
McDonald’s Holdings Co. Japan Ltd.	3,300	78,184
Mitsubishi Corp.	5,100	86,299
Mitsubishi Electric Corp.	14,000	146,691
Mitsubishi Heavy Industries Ltd.	3,000	11,145
Mitsubishi Motors Corp.	41,600	310,541
Mitsubishi Tanabe Pharma Corp.	11,200	194,607

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 27.4% (continued)
Mitsubishi UFJ Financial Group, Inc.	24,400	$113,060
Mitsui & Co. Ltd.	9,900	113,835
Mixi, Inc.	800	29,670
Mizuho Financial Group, Inc.	69,500	103,575
Nabtesco Corp.	3,200	71,777
Nexon Co. Ltd.	6,300	107,443
NH Foods Ltd.	2,000	44,022
Nidec Corp.	600	41,053
Nikon Corp.	1,800	27,524
Nippon Express Co. Ltd.	25,000	113,662
Nippon Telegraph & Telephone Corp.	8,200	354,220
Nippon Yusen KK	5,000	9,642
Nisshin Seifun Group, Inc.	800	12,705
Nissin Foods Holdings Co. Ltd.	6,900	324,087
Nitori Holdings Co. Ltd.	1,800	164,700
Nitto Denko Corp.	5,100	284,190
Nomura Research Institute Ltd.	1,870	62,976
Obayashi Corp.	7,000	68,996
Omron Corp.	10,600	315,272
Oracle Corp. Japan	4,000	224,330
Oriental Land Co. Ltd.	1,000	70,800
Osaka Gas Co. Ltd.	195,000	748,517
Otsuka Corp.	2,800	147,703
Otsuka Holdings Co. Ltd.	8,300	301,470
Recruit Holdings Co. Ltd.	28,100	856,788
Sankyo Co. Ltd.	1,900	70,750
Sanrio Co. Ltd.	4,200	82,099
Santen Pharmaceutical Co. Ltd.	5,800	87,177
Secom Co. Ltd.	600	44,522
Seven & i Holdings Co. Ltd.	2,400	102,258
Shimamura Co. Ltd.	2,700	337,045
Shimizu Corp.	1,000	8,469
Shin - Etsu Chemical Co. Ltd.	800	41,318
Shiseido Co. Ltd.	600	13,367
SMC Corp.	200	46,346
Sumitomo Corp.	6,100	60,530
Sumitomo Dainippon Pharma Co. Ltd.	13,500	155,303
Sumitomo Heavy Industries Ltd.	5,000	20,638
Sumitomo Mitsui Financial Group, Inc.	2,900	88,037
Sumitomo Rubber Industries Ltd.	1,800	27,812
Suntory Beverage & Food Ltd.	3,400	152,956
Suzuki Motor Corp.	1,800	48,130
Sysmex Corp.	2,500	156,290
T&D Holdings, Inc.	14,400	134,511
Taisei Corp.	10,000	66,037
Takeda Pharmaceutical Co. Ltd.	1,700	77,504
THK Co. Ltd.	700	12,886
Toho Gas Co. Ltd.	93,000	660,105
Tokyo Electron Ltd.	1,000	65,129
Tokyo Gas Co. Ltd.	172,000	801,769
TOTO Ltd.	800	24,901
Toyo Suisan Kaisha Ltd.	13,400	481,010
Toyota Motor Corp.	300	15,911
Trend Micro, Inc.	3,200	117,120
Unicharm Corp.	1,200	26,118
USS Co. Ltd.	1,600	25,531
West Japan Railway Co.	700	43,223

	SHARES	VALUE (Note 4)
Japan - 27.4% (continued)
Yamato Holdings Co. Ltd.	7,200	$143,547
Yamazaki Baking Co. Ltd.	9,000	189,436

		18,598,839

Luxembourg - 0.3%
Millicom International Cellular SA SDR	3,021	164,794
SES SA FDR	361	10,561

		175,355

Netherlands - 1.4%
Koninklijke Ahold NV	22,310	501,112
NN Group NV	640	20,893
Randstad Holding NV	1,989	110,015
Royal Dutch Shell plc, Class B	8,717	212,126
Wolters Kluwer NV	1,924	76,686

		920,832

Norway - 1.1%
Norsk Hydro ASA	9,149	37,589
Orkla ASA	31,744	287,118
Schibsted ASA, Class A	1,022	29,817
Statoil ASA	1,904	29,737
Telenor ASA	22,825	369,059
Yara International ASA	330	12,388

		765,708

Portugal - 0.1%
EDP - Energias de Portugal SA	17,906	63,574

Singapore - 3.7%
ComfortDelGro Corp. Ltd.	48,500	105,118
DBS Group Holdings Ltd.	22,800	259,737
Genting Singapore plc	28,700	17,768
Keppel Corp. Ltd.	17,500	75,662
Oversea - Chinese Banking Corp. Ltd.	33,500	219,548
Singapore Airlines Ltd.	55,700	471,958
Singapore Telecommunications Ltd.	189,200	535,560
StarHub Ltd.	184,800	459,486
United Overseas Bank Ltd.	13,900	194,433
Wilmar International Ltd.	75,100	187,273

		2,526,543

South Africa - 0.4%
Mondi plc	14,680	280,729

Spain - 1.9%
Banco Santander SA	9,364	41,126
Enagas SA	1,116	33,496
Endesa SA	19,706	377,632
Gas Natural SDG SA	5,248	105,950
Iberdrola SA	55,697	370,773
Industria de Diseno Textil SA	4,730	158,548
Mapfre SA	10,430	22,447
Red Electrica Corp. SA	1,415	122,575
Telefonica SA	3,067	34,279

		1,266,826

Sweden - 3.2%
Atlas Copco AB, Class A	2,473	62,066
Boliden AB	2,475	39,480

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Sweden - 3.2% (continued)
Hennes & Mauritz AB, Class B	18,065	$601,278
ICA Gruppen AB	3,757	124,175
Nordea Bank AB	12,760	122,393
Skanska AB, Class B	3,297	75,208
Svenska Cellulosa AB SCA, Class B	3,372	105,175
Swedish Match AB	16,642	564,132
Tele2 AB, Class B	24,362	225,487
Telefonaktiebolaget LM Ericsson, Class B	3,188	31,920
TeliaSonera AB	46,084	238,788
Volvo AB, Class B	1,214	13,297

		2,203,399

Switzerland - 5.3%
ABB Ltd. †	4,734	92,225
Coca - Cola HBC AG †	17,888	379,339
Kuehne + Nagel International AG	3,258	463,015
Nestle SA	9,035	674,199
Novartis AG	3,246	234,854
Pargesa Holding SA	1,238	78,902
Roche Holding AG	2,140	525,456
Schindler Holding AG	749	137,987
SGS SA	71	149,922
Sika AG	11	43,545
Sonova Holding AG	1,847	235,723
Swatch Group AG (The)	106	36,571
Swiss Life Holding AG †	81	21,495
Swiss Re AG	2,641	243,869
Swisscom AG	229	124,292
Wolseley plc	1,007	56,844
Zurich Insurance Group AG †	426	98,794

		3,597,032

United Kingdom - 12.2%
Admiral Group plc	6,597	187,428
Aggreko plc	12,097	186,810
Associated British Foods plc	9,925	476,178
AstraZeneca plc	5,251	293,173
BAE Systems plc	19,698	143,683
BP plc	15,556	77,832
British American Tobacco plc	7,028	410,969
BT Group plc	69,394	438,165
Bunzl plc	1,978	57,375
Burberry Group plc	11,992	234,442
Centrica plc	71,021	232,016
Compass Group plc	11,100	195,675
Diageo plc	13,181	355,413
easyJet plc	4,283	93,219
GKN plc	10,759	44,546
GlaxoSmithKline plc	11,822	239,316
HSBC Holdings plc	89,959	559,452
Imperial Brands plc	2,257	124,964
International Consolidated Airlines Group SA	1,651	13,137
J Sainsbury plc	42,531	168,537
Kingfisher plc	53,326	287,619
Marks & Spencer Group plc	8,530	49,707
National Grid plc	41,381	585,515
Next plc	481	37,249

	SHARES	VALUE (Note 4)
United Kingdom - 12.2% (continued)
Pearson plc	795	$9,963
Reckitt Benckiser Group plc	3,433	331,136
Royal Mail plc	86,801	598,544
Sage Group plc (The)	3,363	30,322
Sky plc	13,247	194,659
Smith & Nephew plc	27,263	448,552
SSE plc	22,337	478,018
Standard Chartered plc	3,780	25,564
Tate & Lyle plc	5,428	44,988
Travis Perkins plc	2,417	63,315
Unilever NV CVA	3,728	167,606
United Utilities Group plc	2,762	36,561
Whitbread plc	1,298	73,683
Wm Morrison Supermarkets plc	19,883	56,624
WPP plc	10,025	233,337

		8,285,292

United States - 0.1%
Thomson Reuters Corp. (1)	1,526	61,827

TOTAL COMMON STOCKS (cost $64,250,871)		65,475,311

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	158,851

EXCHANGE TRADED FUND - 2.9% iShares MSCI EAFE Fund (1)
(cost $1,846,745)	34,053	1,945,448

SHORT-TERM INVESTMENT - 26.3%

Investment Company - 26.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (b)
(cost $17,864,157)	17,864,157	17,864,157

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 125.9% (cost $84,094,926)		85,443,767

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9%)		(17,558,696)

NET ASSETS - 100.0%		$67,885,071

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SDR - Swedish Depository Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,439,555	11.0%
Consumer Staples	12,651,746	18.5
Energy	1,669,655	2.5
Exchange Traded Fund	1,945,448	2.9
Financials	7,741,392	11.4
Health Care	6,985,555	10.3
Industrials	9,811,399	14.5
Information Technology	2,969,383	4.4
Materials	3,464,351	5.1
Telecommunication Services	5,856,528	8.6
Utilities	7,044,598	10.4
Short-Term Investment	17,864,157	26.3

Total Investments In Securities, At Value	85,443,767	125.9
Liabilities in Excess of Other Assets	(17,558,696)	(25.9)

Net Assets	$67,885,071	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 91.5%	SHARES	VALUE (Note 4)
Brazil - 5.9%
Ambev SA ADR (1)	91,200	$472,416
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	9,900	42,126
BRF SA (1)	9,400	134,295
Cia Energetic a de Minas Gerais ADR (1)	25,021	56,548
Cia Paranaense de Energia ADR (1)	2,663	21,091
Equatorial Energia SA (1)	3,700	42,066
Localiza Rent a Car SA (1)	28,810	237,890
Lojas Renner SA (1)	3,000	17,404
Natura Cosmeticos SA (1)	17,100	127,121
Odontoprev SA (1)	170,900	542,789
Qualicorp SA (1)†	13,400	55,528
Telefonica Brasil SA ADR (1)	3,051	38,107
Tim Participacoes SA ADR (1)	16,505	182,545
TOTVS SA (1)	8,100	60,328
Tractebel Energia SA (1)	31,200	317,584
Ultrapar Participacoes SA (1)	6,000	116,174
WEG SA (1)	34,580	133,775

		2,597,787

Chile - 4.2%
Banco de Chile (1)	5,079,374	546,228
Banco Santander Chile ADR (1)	3,091	59,811
Cia Cervecerias Unidas SA ADR (1)	5,599	125,697
Empresa Nacional de Electricidad SA ADR (1)(a)	7,636	317,734
Empresas COPEC SA (1)	19,020	182,083
Enersis Americas SA ADR (1)	25,630	356,257
SACI Falabella (1)	33,111	231,243

		1,819,053

China - 8.2%
Agricultural Bank of China Ltd., Class H	427,000	153,617
Anhui Conch Cement Co. Ltd., Class H	10,000	26,834
ANTA Sports Products Ltd.	151,000	332,418
Bank of China Ltd., Class H	106,000	44,008
Bank of Communications Co. Ltd., Class H	158,000	103,959
Beijing Capital International Airport Co. Ltd., Class H	70,000	74,761
Belle International Holdings Ltd.	393,000	227,816
China Communications Services Corp. Ltd., Class H	1,018,000	464,839
China Construction Bank Corp., Class H	391,000	250,300
China Galaxy Securities Co. Ltd., Class H	77,000	74,994
China Life Insurance Co. Ltd., Class H	34,000	83,546
China Petroleum & Chemical Corp., Class H	22,000	14,291
China Telecom Corp. Ltd., Class H	314,000	166,239
Chongqing Rural Commercial Bank Co. Ltd., Class H	23,000	12,176
CSPC Pharmaceutical Group Ltd.	160,000	144,825
Dongfeng Motor Group Co. Ltd., Class H	58,000	72,534
ENN Energy Holdings Ltd.	36,000	197,862
Hengan International Group Co. Ltd.	14,500	126,293
Industrial & Commercial Bank of China Ltd., Class H	301,000	168,612
Jiangsu Expressway Co. Ltd., Class H	148,000	199,309
Luye Pharma Group Ltd. †	127,500	98,623
Shenzhou International Group Holdings Ltd.	9,000	49,028

	SHARES	VALUE (Note 4)
China - 8.2% (continued)
Sinopec Engineering Group Co. Ltd., Class H	162,500	$131,504
Tsingtao Brewery Co. Ltd., Class H	34,000	129,412
Want Want China Holdings Ltd. (a)	110,000	81,566
Weichai Power Co. Ltd., Class H	70,000	78,418
Zhejiang Expressway Co. Ltd., Class H	36,000	38,632
ZHuzhou CRRC Times Electric Co. Ltd., Class H	4,500	26,300

		3,572,716

Hong Kong - 4.7%
China Gas Holdings Ltd.	30,000	44,279
China Mobile Ltd.	50,500	559,286
China Resources Gas Group Ltd.	80,000	228,483
China Resources Power Holdings Co. Ltd.	30,000	56,083
CITIC Ltd.	29,000	44,123
Guangdong Investment Ltd.	438,000	553,836
Haier Electronics Group Co. Ltd.	60,000	104,606
Sino Biopharmaceutical Ltd.	360,000	270,091
Sun Art Retail Group Ltd.	255,500	181,170

		2,041,957

India - 9.3%
Dr. Reddy’s Laboratories Ltd. ADR (1)	12,142	548,697
ICICI Bank Ltd. ADR (1)	97,508	698,157
Infosys Ltd. ADR (1)	32,879	625,359
Larsen & Toubro Ltd. GDR	11,574	212,288
Reliance Industries Ltd. GDR 144A (b)	18,452	565,146
State Bank of India GDR	14,671	430,389
Tata Motors Ltd. ADR (1) †	13,174	382,705
Wipro Ltd. ADR (1)(a)	47,381	596,053

		4,058,794

Indonesia - 2.5%
Bank Central Asia Tbk. PT	119,600	119,908
Kalbe Farma Tbk. PT	2,844,500	309,734
Semen Indonesia Persero Tbk. PT	43,000	32,958
Telekomunikasi Indonesia Persero Tbk. PT	1,345,200	339,077
Unilever Indonesia Tbk. PT	85,000	274,995
United Tractors Tbk. PT	11,100	12,804

		1,089,476

Korea, Republic of - 14.3%
Amorepacific Corp.	384	129,858
BGF retail Co. Ltd.	1,307	187,441
Cheil Worldwide, Inc.	9,723	144,667
Coway Co. Ltd.	2,741	230,866
Dongbu Insurance Co. Ltd.	7,524	500,408
Hanmi Science Co. Ltd.	897	116,725
Hanon Systems	25,184	202,893
Hanssem Co. Ltd.	228	44,539
Hanwha Life Insurance Co. Ltd.	51,780	303,485
Hyundai Glovis Co. Ltd.	583	96,212
Hyundai Marine & Fire Insurance Co. Ltd.	20,328	590,458
Kangwon Land, Inc.	7,350	262,749
KB Financial Group, Inc.	1,404	38,985
KEPCO Plant Service & Engineering Co. Ltd.	1,770	99,201
Kia Motors Corp.	10,074	425,536
Korea Electric Power Corp.	3,124	163,652
Korea Zinc Co. Ltd.	41	17,279

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 14.3% (continued)
KT Corp.	1,517	$39,410
KT&G Corp.	2,251	216,749
LG Chem Ltd.	395	113,362
LG Display Co. Ltd.	1,880	43,524
LG Household & Health Care Ltd.	112	92,608
LG Uplus Corp.	26,249	253,680
NAVER Corp.	305	169,967
NCSoft Corp.	838	185,923
Ottogi Corp.	11	8,735
S-1 Corp.	5,137	397,401
Samsung Electronics Co. Ltd.	295	338,544
Samsung Fire & Marine Insurance Co. Ltd.	1,018	262,915
Samsung Life Insurance Co. Ltd.	2,063	212,233
Samsung SDS Co. Ltd.	520	79,607
SK Hynix, Inc.	601	14,795
SK Telecom Co. Ltd.	960	173,961
Yuhan Corp.	336	82,405

		6,240,773

Malaysia - 8.3%
Axiata Group Bhd.	48,700	73,506
British American Tobacco Malaysia Bhd.	16,200	224,319
DiGi.Com Bhd.	207,100	262,256
Genting Malaysia Bhd.	32,900	38,276
Hartalega Holdings Bhd.	48,800	60,697
Hong Leong Bank Bhd.	29,100	100,763
IHH Healthcare Bhd.	180,400	303,219
IOI Corp. Bhd.	13,300	15,585
Malayan Banking Bhd.	103,800	239,905
Maxis Bhd.	140,000	227,801
MISC Bhd.	61,600	140,500
Petronas Dagangan Bhd.	38,900	240,199
Petronas Gas Bhd.	92,900	523,721
Public Bank Bhd.	52,900	254,529
Telekom Malaysia Bhd.	254,600	430,533
Tenaga Nasional Bhd.	41,000	146,476
Westports Holdings Bhd.	316,300	334,576

		3,616,861

Malta - 0.0% (c)
Brait SE †	1,548	17,497

Mexico - 6.2%
America Movil SAB de CV, Class L ADR (1)	1,212	18,822
Arca Continental SAB de CV (1)	72,700	502,546
Coca-Cola Femsa SAB de CV ADR (1)	1,215	100,906
El Puerto de Liverpool SAB de CV (1)	13,755	162,619
Gentera SAB de CV (1)	16,700	32,826
Gruma SAB de CV, Class B (1)	19,100	302,588
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)	2,853	253,090
Grupo Aeroportuario del Sureste SAB de CV ADR (1)(a)	769	115,481
Grupo Bimbo SAB de CV, Series A (1)†	27,400	80,992
Grupo Financiero Inbursa SAB de CV, Class O (1)(a)	16,900	33,737
Grupo Lala SAB de CV (1)	146,000	397,848
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	92,152

	SHARES	VALUE (Note 4)
Mexico - 6.2% (continued)
Promotora y Operadora de Infraestructura SAB de CV (1)	5,000	$66,481
Wal-Mart de Mexico SAB de CV (1)	233,000	552,927

		2,713,015

Poland - 3.7%
Bank Pekao SA	9,562	421,572
Bank Zachodni WBK SA †	492	40,396
Energa SA	50,013	175,431
Eurocash SA	2,410	34,420
LPP SA	18	26,497
Orange Polska SA	60,177	108,562
PGE Polska Grupa Energetyczna SA	100,796	376,886
Polski Koncern Naftowy Orlen SA	6,848	135,462
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	43,031
Powszechna Kasa Oszczednosci Bank Polski SA †	5,747	42,747
Powszechny Zaklad Ubezpieczen SA	21,850	207,941

		1,612,945

South Africa - 7.8%
Barclays Africa Group Ltd. (a)	1,394	14,081
Bidvest Group Ltd. (The)	16,896	426,389
Mr Price Group Ltd.	15,404	184,921
Nedbank Group Ltd.	5,788	75,952
Netcare Ltd.	80,072	195,661
Pick n Pay Stores Ltd.	131,263	623,751
RMB Holdings Ltd.	69,000	285,719
Sasol Ltd.	849	25,194
Shoprite Holdings Ltd.	26,846	315,117
SPAR Group Ltd. (The)	20,243	272,723
Tiger Brands Ltd.	8,525	187,516
Truworths International Ltd.	60,093	399,178
Vodacom Group Ltd.	37,260	404,722

		3,410,924

Taiwan - 11.6%
Advantech Co. Ltd.	27,000	198,410
Asia Cement Corp.	32,000	29,238
Asustek Computer, Inc.	32,000	287,148
Chang Hwa Commercial Bank Ltd.	152,000	77,927
Cheng Shin Rubber Industry Co. Ltd.	16,000	32,160
Chicony Electronics Co. Ltd.	7,000	18,010
Chunghwa Telecom Co. Ltd.	169,600	577,095
E.Sun Financial Holding Co. Ltd.	135,000	75,494
Far EasTone Telecommunications Co. Ltd. †	256,000	573,356
Feng TAY Enterprise Co. Ltd.	15,000	79,693
First Financial Holding Co. Ltd.	407,975	201,503
Formosa Petrochemical Corp.	6,000	17,240
Fubon Financial Holding Co. Ltd.	71,000	90,432
Hon Hai Precision Industry Co. Ltd.	40,530	106,685
HTC Corp.	29,000	82,935
Hua Nan Financial Holdings Co. Ltd.	399,000	198,334
Lite-On Technology Corp.	30,869	37,657
MediaTek, Inc.	5,000	38,354
Mega Financial Holding Co. Ltd.	518,000	368,430
Novatek Microelectronics Corp.	11,000	44,280
President Chain Store Corp.	81,000	589,903

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 11.6% (continued)
Realtek Semiconductor Corp.	62,442	$171,648
Standard Foods Corp.	8,000	19,841
Taiwan Cooperative Financial Holding Co. Ltd.	288,000	128,890
Taiwan Mobile Co. Ltd.	177,000	574,643
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	5,425	142,135
Teco Electric and Machinery Co. Ltd.	21,000	17,120
Uni-President Enterprises Corp.	176,172	309,369

		5,087,930

Thailand - 2.9%
Advanced Info Service PCL NVDR	55,700	288,037
Airports of Thailand PCL NVDR	3,800	43,382
Bangkok Bank PCL NVDR	17,300	88,437
Bangkok Dusit Medical Services PCL NVDR	62,300	41,389
BTS Group Holdings PCL NVDR	975,800	248,200
Bumrungrad Hospital PCL NVDR	35,200	211,926
Delta Electronics Thailand PCL NVDR	42,300	104,515
Home Product Center PCL NVDR	442,300	103,669
Siam Cement PCL (The) NVDR	7,700	101,869
Siam Commercial Bank PCL (The) NVDR	4,300	17,209

		1,248,633

Turkey - 1.9%
BIM Birlesik Magazalar A/S	21,734	471,256
Eregli Demir ve Celik Fabrikalari TAS	15,749	23,709
Turk Telekomunikasyon A/S	118,691	281,372
Turkcell Iletisim Hizmetleri A/S	15,348	64,490

		840,827

TOTAL COMMON STOCKS (cost $40,603,648)		39,969,188

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)
(cost $151,410)	15,800	69,604

RIGHTS - 0.0% (c)

Taiwan - 0.0% (c)
Fubon Financial Holding Co. Ltd. (3)†(d)
(cost $—)	3,122	—

SHORT-TERM INVESTMENT - 7.2%

Investment Company - 7.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (e)
(cost $3,143,051)	3,143,051	3,143,051

SECURITIES LENDING COLLATERAL - 2.5%	SHARES	VALUE (Note 4)
Money Market Funds - 2.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.180% (e)(f)
(cost $1,100,322)	1,100,322	$1,100,322

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 101.3% (cost $44,998,431)		44,282,165

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%) (g)		(589,407)

NET ASSETS - 100.0%		$43,692,758

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,068,454; cash collateral of $1,100,322 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,756,018	8.6%
Consumer Staples	7,382,116	16.9
Energy	1,338,819	3.1
Financials	7,710,636	17.6
Health Care	2,982,310	6.8
Industrials	3,427,835	7.8
Information Technology	3,345,876	7.7
Materials	345,248	0.8
Telecommunication Services	6,102,341	14.0
Utilities	3,647,593	8.3
Short-Term Investment	3,143,051	7.2
Securities Lending Collateral	1,100,322	2.5

Total Investments In Securities, At Value	44,282,165	101.3
Liabilities in Excess of Other Assets (g)	(589,407)	(1.3)

Net Assets	$43,692,758	100.0%

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
71	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	06/2016	$2,842,750	$2,960,345	$117,595

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$(6,083)	$(6,083)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 86.5%	SHARES	VALUE (Note 4)
Australia - 1.8%
AMP Ltd.	23,185	$102,769
ASX Ltd.	1,555	49,327
BGP Holdings plc (3)†(a)	96,388	5,471
BHP Billiton Ltd.	25,910	334,804
BHP Billiton plc	15,499	173,564
CIMIC Group Ltd.	24,131	642,022
Computershare Ltd.	3,819	28,584
Flight Centre Travel Group Ltd.	7,703	255,130
Goodman Group REIT	14,552	74,423
GPT Group (The) REIT	26,059	99,761
Harvey Norman Holdings Ltd.	34,102	122,678
LendLease Group	5,111	54,259
Macquarie Group Ltd.	11,924	603,523
Mirvac Group REIT	58,782	87,097
National Australia Bank Ltd.	6,139	123,265
Newcrest Mining Ltd. †	6,113	79,108
Qantas Airways Ltd. †	100,031	312,232
QBE Insurance Group Ltd.	36,546	305,404
Santos Ltd.	36,256	112,339
Scentre Group REIT	45,297	154,191
Stockland REIT	30,661	100,311
Telstra Corp. Ltd.	35,604	145,299
Vicinity Centres REIT	25,986	63,511
Westfield Corp. REIT	15,829	121,198

		4,150,270

Belgium - 0.7%
Ageas	18,040	713,957
Delhaize Group	963	100,365
KBC Groep NV	8,368	430,933
Proximus	12,373	422,222

		1,667,477

Canada - 2.1%
Alimentation Couche-Tard, Inc., Class B (1)	1,751	77,927
Barrick Gold Corp. (1)	5,747	78,057
BlackBerry Ltd. (1) †	10,102	81,983
Brookfield Asset Management, Inc., Class A (1)	7,203	250,517
Cameco Corp. (1)	70,616	906,386
Canadian Tire Corp. Ltd., Class A (1)	1,100	114,502
CGI Group, Inc., Class A (1) †	8,973	428,839
Constellation Software, Inc. (1)	1,254	513,466
Crescent Point Energy Corp. (1)	3,000	41,532
Dollarama, Inc. (1)	8,200	577,015
Great-West Lifeco, Inc. (1)	2,245	61,780
Husky Energy, Inc. (1)	8,390	104,459
Industrial Alliance Insurance & Financial Services, Inc. (1)	8,697	262,500
Magna International, Inc. (1)	11,914	512,153
Power Corp. of Canada (1)	2,746	63,346
RioCan REIT (1)	4,073	83,420
SNC-Lavalin Group, Inc. (1)	4,468	163,239
Suncor Energy, Inc. (1)	24,644	686,332

		5,007,453

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	158,300	114,972

	SHARES	VALUE (Note 4)
Denmark - 0.8%
Danske Bank A/S	2,579	$72,780
DSV A/S	6,183	257,177
ISS A/S	12,344	495,078
Novo Nordisk A/S, Class B	3,469	187,859
Pandora A/S	1,608	210,226
TDC A/S	67,073	327,823
Vestas Wind Systems A/S	4,052	285,503

		1,836,446

Finland - 0.4%
Nokia OYJ	31,442	186,521
Nokian Renkaat OYJ	4,820	170,052
Orion OYJ, Class B	20,763	685,374

		1,041,947

France - 3.9%
Airbus Group SE	989	65,529
Atos SE	9,837	798,948
AXA SA	3,903	91,520
Cap Gemini SA	11,987	1,124,434
CNP Assurances	5,586	86,989
Klepierre REIT	1,740	83,116
Lagardere SCA	2,860	75,860
Numericable-SFR SA	4,619	193,986
Orange SA	71,507	1,248,721
Peugeot SA †	51,532	881,611
Sanofi	13,275	1,067,254
SCOR SE	17,040	600,761
Societe BIC SA	1,377	206,901
Societe Generale SA	25,651	947,856
Thales SA	4,673	408,349
TOTAL SA	2,895	131,726
Unibail-Rodamco SE REIT	1,072	294,002
Valeo SA	1,605	249,575
Vinci SA	8,362	620,662

		9,177,800

Germany - 2.8%
Allianz SE	2,889	469,188
Commerzbank AG †	21,503	186,572
Deutsche Boerse AG	1,565	133,250
Deutsche Lufthansa AG †	42,845	691,493
Evonik Industries AG	17,976	537,614
Fresenius SE & Co. KGaA	2,383	173,703
Hannover Rueck SE	6,568	763,348
Infineon Technologies AG	9,616	136,339
METRO AG	14,938	462,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,761	763,274
OSRAM Licht AG	29,266	1,504,442
ProSiebenSat.1 Media SE	1,899	97,485
SAP SE	6,389	514,113
Siemens AG	1,576	166,679

		6,599,583

Hong Kong - 1.2%
AIA Group Ltd.	28,800	163,700
ASM Pacific Technology Ltd.	1,882	14,816
Cheung Kong Infrastructure Holdings Ltd.	4,749	46,442

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 1.2% (continued)
Cheung Kong Property Holdings Ltd.	30,201	$194,624
Hong Kong Exchanges and Clearing Ltd.	9,069	218,528
Kerry Properties Ltd.	107,500	295,153
Li & Fung Ltd.	162,000	95,977
Link REIT	18,829	111,856
New World Development Co. Ltd.	292,000	278,693
NWS Holdings Ltd.	12,500	19,934
PCCW Ltd.	32,406	20,990
Sino Land Co. Ltd.	210,000	333,572
SJM Holdings Ltd.	92,000	65,819
Techtronic Industries Co. Ltd.	52,500	207,978
WH Group Ltd. 144A †(b)	376,500	272,289
Wheelock & Co. Ltd.	24,000	107,243
Yue Yuen Industrial Holdings Ltd.	81,123	278,903

		2,726,517

Ireland - 0.4%
Accenture plc, Class A (1)	1,527	176,216
Alkermes plc (1) †	6,991	239,022
Shire plc	3,320	189,355
XL Group plc (1)	11,936	439,245

		1,043,838

Italy - 1.0%
Banco Popolare SC †	14,108	96,876
Enel SpA	99,254	440,015
Eni SpA	25,793	389,544
Ferrari NV †	1,083	44,981
Finmeccanica SpA †	10,682	135,261
Mediobanca SpA	50,589	363,814
Prysmian SpA	33,189	750,913
UniCredit SpA	64,595	232,865

		2,454,269

Japan - 7.9%
Aeon Mall Co. Ltd.	1,100	16,275
Alps Electric Co. Ltd.	12,700	221,604
Astellas Pharma, Inc.	31,400	417,291
Bandai Namco Holdings, Inc.	17,700	385,832
Chubu Electric Power Co., Inc.	15,000	209,330
Daiichi Sankyo Co. Ltd.	7,700	170,903
Daito Trust Construction Co. Ltd.	686	97,300
Daiwa House Industry Co. Ltd.	4,151	116,678
East Japan Railway Co.	712	61,417
Fuji Heavy Industries Ltd.	13,833	488,488
FUJIFILM Holdings Corp.	9,744	385,154
Fujitsu Ltd.	17,115	63,287
Hachijuni Bank Ltd. (The)	20,000	86,162
Hakuhodo DY Holdings, Inc.	11,200	126,804
Hitachi Chemical Co. Ltd.	6,100	109,616
Hitachi High-Technologies Corp.	6,758	190,244
Hokuhoku Financial Group, Inc.	48,000	63,071
Hoya Corp.	4,606	175,077
Hulic Co. Ltd.	2,600	24,791
Isetan Mitsukoshi Holdings Ltd.	6,500	75,885
Japan Airlines Co. Ltd.	10,800	395,928
Japan Real Estate Investment Corp. REIT	17	98,139
Japan Retail Fund Investment Corp. REIT	37	88,835
Japan Tobacco, Inc.	9,300	387,091

	SHARES	VALUE (Note 4)
Japan - 7.9% (continued)
JTEKT Corp.	7,688	$99,763
Kamigumi Co. Ltd.	8,000	75,258
Kaneka Corp.	21,000	179,819
Kao Corp.	1,600	85,315
Konami Holdings Corp.	12,700	375,338
Konica Minolta, Inc.	41,300	350,290
Kyowa Hakko Kirin Co. Ltd.	15,400	245,736
Mazda Motor Corp.	17,600	273,184
Medipal Holdings Corp.	5,700	90,161
MEIJI Holdings Co. Ltd.	7,600	610,727
Mitsubishi Electric Corp.	27,000	282,904
Mitsubishi Estate Co. Ltd.	9,764	181,220
Mitsubishi Motors Corp.	57,900	432,219
Mitsubishi Tanabe Pharma Corp.	9,900	172,019
Mitsubishi UFJ Financial Group, Inc.	61,649	285,657
Mitsui Chemicals, Inc.	129,000	429,394
Mitsui Fudosan Co. Ltd.	7,598	189,248
Mixi, Inc.	12,400	459,885
Mizuho Financial Group, Inc.	115,400	171,979
MS&AD Insurance Group Holdings, Inc.	21,100	588,084
Nexon Co. Ltd.	42,300	721,401
NHK Spring Co. Ltd.	51,800	495,350
Nintendo Co. Ltd.	1,400	199,008
Nippon Building Fund, Inc. REIT	12	71,038
Nippon Express Co. Ltd.	81,000	368,265
Nippon Telegraph & Telephone Corp.	9,996	431,802
Nippon Yusen KK	101,000	194,760
Nitto Denko Corp.	1,500	83,585
Nomura Holdings, Inc.	12,800	57,169
Nomura Real Estate Holdings, Inc.	1,700	31,382
NTT DOCOMO, Inc.	9,200	209,129
Obayashi Corp.	10,600	104,480
ORIX Corp.	22,090	314,633
Otsuka Corp.	2,800	147,703
Panasonic Corp.	42,200	382,196
Resona Holdings, Inc.	106,100	378,303
Santen Pharmaceutical Co. Ltd.	15,200	228,463
Sekisui House Ltd.	5,000	84,358
Shimadzu Corp.	11,000	172,573
Shimamura Co. Ltd.	600	74,899
Shionogi & Co. Ltd.	12,700	596,915
Sompo Japan Nipponkoa Holdings, Inc.	5,400	153,044
Sony Corp.	21,000	539,934
Sumitomo Chemical Co. Ltd.	76,000	344,007
Sumitomo Mitsui Financial Group, Inc.	8,349	253,456
Sumitomo Realty & Development Co. Ltd.	3,624	105,934
Suzuken Co. Ltd.	7,700	261,347
Teijin Ltd.	96,000	334,300
Tokyo Electric Power Co., Inc. †	72,170	396,476
Tokyo Tatemono Co. Ltd.	2,000	24,878
Tokyu Fudosan Holdings Corp.	5,000	33,937
Toyoda Gosei Co. Ltd.	4,700	90,642
Toyota Motor Corp.	5,300	281,088
West Japan Railway Co.	2,000	123,494
Yamazaki Baking Co. Ltd.	10,000	210,484

		18,533,835

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Netherlands - 2.0%
ASML Holding NV	2,938	$295,664
Boskalis Westminster	3,012	118,049
ING Groep NV CVA	34,347	411,025
Koninklijke Ahold NV	48,937	1,099,189
NN Group NV	23,944	781,645
Randstad Holding NV	4,894	270,695
Royal Dutch Shell plc, Class A	10,872	262,515
Royal Dutch Shell plc, Class B	33,092	805,287
Wolters Kluwer NV	18,711	745,774

		4,789,843

Singapore - 0.0% (c)
Sembcorp Industries Ltd.	7,777	17,406
Singapore Exchange Ltd.	6,967	41,055
Singapore Technologies Engineering Ltd.	12,103	28,983

		87,444

South Africa - 0.2%
Investec plc	16,447	120,647
Mondi plc	17,535	335,326

		455,973

Spain - 1.2%
ACS Actividades de Construccion y Servicios SA	25,456	757,067
Banco Santander SA	51,351	225,528
Bankia SA	232,227	218,617
Endesa SA	76,379	1,463,674
Industria de Diseno Textil SA	7,787	261,017

		2,925,903

Sweden - 1.4%
Electrolux AB, Series B †	33,466	878,811
Husqvarna AB, Class B	18,885	137,905
Investment AB Kinnevik, Class B	2,409	68,238
Investor AB, Class B	3,849	136,059
Svenska Cellulosa AB SCA, Class B	17,470	544,903
Swedish Match AB	33,802	1,145,823
Telefonaktiebolaget LM Ericsson, Class B	34,123	341,664

		3,253,403

Switzerland - 2.6%
Actelion Ltd. †	835	124,615
Adecco SA †	6,265	407,546
Coca-Cola HBC AG †	9,768	207,144
Glencore plc †	44,171	99,317
Lonza Group AG †	4,146	700,845
Nestle SA	25,651	1,914,097
Novartis AG	8,444	610,940
Roche Holding AG	3,496	858,409
Swiss Life Holding AG †	2,206	585,401
Swiss Re AG	4,429	408,972
Syngenta AG	587	243,427

		6,160,713

United Kingdom - 5.5%
3i Group plc	16,669	108,994
Barclays plc	395,025	847,961
Barratt Developments plc	25,501	204,722

	SHARES	VALUE (Note 4)
United Kingdom - 5.5% (continued)
BP plc	28,187	$141,030
British American Tobacco plc	1,798	105,140
British Land Co. plc (The) REIT	13,261	133,113
BT Group plc	137,012	865,115
Direct Line Insurance Group plc	65,525	347,558
Fiat Chrysler Automobiles NV	49,785	401,755
GlaxoSmithKline plc	16,470	333,406
Hammerson plc REIT	10,329	85,687
HSBC Holdings plc	67,310	418,599
ICAP plc	29,582	201,202
Imperial Brands plc	14,437	799,337
International Consolidated Airlines Group SA	86,774	690,453
Johnson Matthey plc	1,683	66,160
Kingfisher plc	173,407	935,287
Land Securities Group plc REIT	8,648	136,358
Lloyds Banking Group plc	156,323	152,258
Michael Kors Holdings Ltd. (1) †	11,305	643,933
Persimmon plc	26,835	801,863
Randgold Resources Ltd.	1,514	137,748
Reckitt Benckiser Group plc	1,874	180,760
Royal Mail plc	76,073	524,568
SABMiller plc	6,173	377,034
Sports Direct International plc †	57,449	311,621
Taylor Wimpey plc	420,538	1,146,121
Unilever plc	10,377	467,928
William Hill plc	125,949	589,276
WPP plc	38,472	895,456

		13,050,443

United States - 50.5%
Abbott Laboratories (1)	3,524	147,409
AbbVie, Inc. (1)	5,251	299,937
Activision Blizzard, Inc. (1)	3,468	117,357
Aetna, Inc. (1)	9,717	1,091,705
Agilent Technologies, Inc. (1)	11,488	457,797
Akamai Technologies, Inc. (1) †	2,979	165,543
Allergan plc (1) †	2,437	653,189
Allstate Corp. (The) (1)	22,319	1,503,631
Alphabet, Inc., Class A (1) †	2,094	1,597,513
Alphabet, Inc., Class C (1) †	1,970	1,467,551
Altria Group, Inc. (1)	21,019	1,317,051
Amazon.com, Inc. (1)†	2,815	1,671,097
American Electric Power Co., Inc. (1)	16,027	1,064,193
American International Group, Inc. (1)	18,596	1,005,114
American Tower Corp. REIT (1)	4,100	419,717
AmerisourceBergen Corp. (1)	9,137	790,807
Amgen, Inc. (1)	6,085	912,324
Anthem, Inc. (1)	8,429	1,171,547
Apple, Inc. (1)	37,701	4,109,032
Archer-Daniels-Midland Co. (1)	14,847	539,095
Arrow Electronics, Inc. (1) †	8,413	541,881
Assurant, Inc. (1)	12,101	933,592
AvalonBay Communities, Inc. REIT (1)	1,311	249,352
Avery Dennison Corp. (1)	2,729	196,788
Avnet, Inc. (1)	15,113	669,506
Axis Capital Holdings Ltd. (1)	15,828	877,821
Baker Hughes, Inc. (1)	3,446	151,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 50.5% (continued)
Baxalta, Inc. (1)	3,490	$140,996
Baxter International, Inc. (1)	1,621	66,591
Berkshire Hathaway, Inc., Class B (1) †	7,437	1,055,162
Best Buy Co., Inc. (1)	18,737	607,828
Biogen, Inc. (1) †	922	240,015
Boeing Co. (The) (1)	5,453	692,204
Boston Properties, Inc. REIT (1)	1,109	140,932
Bunge Ltd. (1)	6,677	378,386
Capital One Financial Corp. (1)	3,024	209,593
Cardinal Health, Inc. (1)	5,591	458,182
Carnival Corp. (1)	25,434	1,342,152
Cigna Corp. (1)	2,386	327,455
Cintas Corp. (1)	1,066	95,737
Cisco Systems, Inc. (1)	41,232	1,173,875
Citigroup, Inc. (1)	22,150	924,762
Citizens Financial Group, Inc. (1)	17,253	361,450
Citrix Systems, Inc. (1) †	8,589	674,924
Coca-Cola Co. (The) (1)	1,808	83,873
Cognizant Technology Solutions Corp., Class A (1) †	8,942	560,663
Comcast Corp., Class A (1)	13,500	824,580
Comerica, Inc. (1)	2,993	113,345
ConAgra Foods, Inc. (1)	18,995	847,557
Crown Castle International Corp. REIT (1)	2,397	207,340
CSX Corp. (1)	4,178	107,583
CVS Health Corp. (1)	5,542	574,872
Darden Restaurants, Inc. (1)	18,547	1,229,666
Delta Air Lines, Inc. (1)	41,166	2,003,961
Dick’s Sporting Goods, Inc. (1)	1,321	61,757
Discover Financial Services (1)	5,266	268,145
Dow Chemical Co. (The) (1)	4,417	224,649
DR Horton, Inc. (1)	13,878	419,532
Dr Pepper Snapple Group, Inc. (1)	1,505	134,577
eBay, Inc. (1) †	33,265	793,703
Edwards Lifesciences Corp. (1) †	3,182	280,684
EI du Pont de Nemours & Co. (1)	5,682	359,784
Electronic Arts, Inc. (1) †	4,684	309,659
Eli Lilly & Co. (1)	2,461	177,217
EMC Corp. (1)	18,738	499,368
Equifax, Inc. (1)	6,109	698,198
Equinix, Inc. REIT (1)	645	213,308
Equity Residential REIT (1)	3,548	266,206
Essex Property Trust, Inc. REIT (1)	722	168,847
Exelon Corp. (1)	16,379	587,351
Express Scripts Holding Co. (1) †	11,412	783,890
Exxon Mobil Corp. (1)	4,842	404,743
F5 Networks, Inc. (1) †	3,390	358,831
Facebook, Inc., Class A (1) †	12,213	1,393,503
FirstEnergy Corp. (1)	18,378	661,057
Flextronics International Ltd. (1) †	18,873	227,608
Foot Locker, Inc. (1)	6,117	394,546
Fortinet, Inc. (1) †	2,177	66,681
General Dynamics Corp. (1)	5,908	776,134
General Electric Co. (1)	8,196	260,551
General Growth Properties, Inc. REIT (1)	6,409	190,540
General Mills, Inc. (1)	5,025	318,334
General Motors Co. (1)	19,664	618,039
Gilead Sciences, Inc. (1)	10,842	995,946

	SHARES	VALUE (Note 4)
United States - 50.5% (continued)
Goodyear Tire & Rubber Co. (The) (1)	13,895	$458,257
Hartford Financial Services Group, Inc. (The) (1)	15,983	736,497
Hasbro, Inc. (1)	4,010	321,201
HCA Holdings, Inc. (1) †	8,939	697,689
HCP, Inc. REIT (1)	4,772	155,472
Hewlett Packard Enterprise Co. (1)	11,790	209,037
Hilton Worldwide Holdings, Inc. (1)	25,000	563,000
HollyFrontier Corp. (1)	28,603	1,010,258
Hologic, Inc. †	3,965	136,792
Home Depot, Inc. (The) (1)	7,748	1,033,816
Host Hotels & Resorts, Inc. REIT (1)	9,300	155,310
HP, Inc. (1)	63,939	787,728
Humana, Inc. (1)	427	78,120
Intel Corp. (1)	18,818	608,762
International Business Machines Corp. (1)	3,437	520,534
International Paper Co. (1)	6,164	252,971
Interpublic Group of Cos., Inc. (The) (1)	19,831	455,121
Invesco Ltd. (1)	2,119	65,202
Johnson & Johnson (1)	12,167	1,316,469
JPMorgan Chase & Co. (1)	8,072	478,024
KeyCorp (1)	5,425	59,892
Kimberly-Clark Corp. (1)	4,457	599,511
Kimco Realty Corp. REIT (1)	6,500	187,070
Kinder Morgan, Inc. (1)	24,195	432,123
Kraft Heinz Co. (The) (1)	5,051	396,807
Kroger Co. (The) (1)	9,950	380,587
L-3 Communications Holdings, Inc. (1)	1,793	212,470
Las Vegas Sands Corp. (1)	3,252	168,063
Lear Corp. (1)	686	76,263
Lincoln National Corp. (1)	2,543	99,686
LinkedIn Corp., Class A (1) †	4,178	477,754
Lowe’s Cos., Inc. (1)	17,751	1,344,638
LyondellBasell Industries NV, Class A (1)	10,303	881,731
Macy’s, Inc. (1)	5,205	229,488
Mallinckrodt plc (1) †	12,302	753,867
ManpowerGroup, Inc. (1)	7,365	599,658
Marathon Petroleum Corp. (1)	27,065	1,006,277
Marvell Technology Group Ltd. (1)	68,675	708,039
Masco Corp. (1)	22,416	704,983
Maxim Integrated Products, Inc. (1)	13,356	491,234
McKesson Corp. (1)	6,577	1,034,233
Mead Johnson Nutrition Co. (1)	5,174	439,635
Medivation, Inc. (1) †	9,103	418,556
Merck & Co., Inc. (1)	17,820	942,856
MGM Resorts International (1) †	7,346	157,498
Micron Technology, Inc. (1) †	16,173	169,331
Microsoft Corp. (1)	48,758	2,692,904
Mondelez International, Inc., Class A (1)	16,200	649,944
Morgan Stanley (1)	6,174	154,412
News Corp., Class A (1)	5,226	66,736
NIKE, Inc., Class B (1)	20,754	1,275,748
Northrop Grumman Corp. (1)	6,752	1,336,221
Nuance Communications, Inc. (1) †	5,510	102,982
NVIDIA Corp. (1)	12,697	452,394
OGE Energy Corp. (1)	2,194	62,814
Oracle Corp. (1)	10,317	422,068
PepsiCo, Inc. (1)	13,820	1,416,274

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 50.5% (continued)
Pfizer, Inc. (1)	30,262	$896,966
Philip Morris International, Inc. (1)	1,876	184,054
Phillips 66 (1)	5,219	451,913
Pinnacle West Capital Corp. (1)	3,172	238,122
PNC Financial Services Group, Inc. (The) (1)	19,824	1,676,516
Priceline Group, Inc. (The) (1) †	184	237,169
Procter & Gamble Co. (The) (1)	20,192	1,662,004
Prologis, Inc. REIT (1)	5,080	224,434
Public Service Enterprise Group, Inc. (1)	21,222	1,000,405
Public Storage REIT (1)	1,054	290,725
PVH Corp. (1)	7,439	736,907
QUALCOMM, Inc. (1)	5,649	288,890
Quest Diagnostics, Inc. (1)	13,849	989,511
Quintiles Transnational Holdings, Inc. (1) †	16,088	1,047,329
Ralph Lauren Corp. (1)	3,656	351,927
Raytheon Co. (1)	6,933	850,194
Rite Aid Corp. (1) †	6,358	51,818
Robert Half International, Inc. (1)	9,791	456,065
Ross Stores, Inc. (1)	1,414	81,871
Simon Property Group, Inc. REIT (1)	2,252	467,718
Southwest Airlines Co. (1)	17,134	767,603
St. Jude Medical, Inc. (1)	4,259	234,245
Staples, Inc. (1)	17,509	193,124
Starwood Hotels & Resorts Worldwide, Inc. (1)	1,056	88,102
SunTrust Banks, Inc. (1)	26,128	942,698
Synchrony Financial (1) †	11,480	329,017
Tableau Software, Inc., Class A (1) †	9,962	456,957
Teradata Corp. (1) †	3,970	104,173
Tesoro Corp. (1)	12,824	1,102,992
Texas Instruments, Inc. (1)	7,281	418,075
Textron, Inc. (1)	2,544	92,754
Time Warner Cable, Inc. (1)	2,363	483,517
Time Warner, Inc. (1)	6,181	448,432
TJX Cos., Inc. (The) (1)	3,079	241,240
T-Mobile US, Inc. (1) †	4,125	157,987
Total System Services, Inc. (1)	5,012	238,471
Travelers Cos., Inc. (The) (1)	9,300	1,085,403
Tyson Foods, Inc., Class A (1)	20,361	1,357,264
United Continental Holdings, Inc. (1) †	30,232	1,809,688
United Therapeutics Corp. (1) †	5,234	583,225
UnitedHealth Group, Inc. (1)	15,668	2,019,605
Universal Health Services, Inc., Class B (1)	2,087	260,291
Unum Group (1)	9,219	285,051
Valeant Pharmaceuticals International, Inc. (1) †	2,574	67,484
Valero Energy Corp. (1)	16,369	1,049,908
Vantiv, Inc., Class A (1) †	2,382	128,342
Ventas, Inc. REIT (1)	4,800	302,208
Verizon Communications, Inc. (1)	16,778	907,354
Viacom, Inc., Class B (1)	15,370	634,474
Vornado Realty Trust REIT (1)	1,229	116,054
Wal-Mart Stores, Inc. (1)	22,832	1,563,764
Walt Disney Co. (The) (1)	2,000	198,620
Wells Fargo & Co. (1)	27,843	1,346,487
Welltower, Inc. REIT (1)	3,000	208,020

	SHARES	VALUE (Note 4)
United States - 50.5% (continued)
Westlake Chemical Corp. (1)	18,999	$879,654
Weyerhaeuser Co. REIT (1)	5,685	176,121
Williams Cos., Inc. (The) (1)	6,258	100,566
Xerox Corp. (1)	34,024	379,708
Xilinx, Inc. (1)	3,128	148,361
Yum! Brands, Inc. (1)	13,342	1,092,043

		119,307,286

TOTAL COMMON STOCKS (cost $178,678,131)		204,385,415

PREFERRED STOCKS - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE
(cost $121,940)	1,510	78,044

WARRANTS - 0.0% (c)

Hong Kong - 0.0% (c)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	1

SHORT-TERM INVESTMENTS - 11.1%

Investment Companies - 11.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.420% (d)	411	411
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (d)(e)	26,143,089	26,143,089

TOTAL SHORT-TERM INVESTMENTS (cost $26,143,500)		26,143,500

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.6% (cost $204,943,571)		230,606,960

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (f)		5,712,128

NET ASSETS - 100.0%		$236,319,088

†	Non-income producing security.
(a)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $5,471 or 0.0% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$34,022,849	14.4%
Consumer Staples	21,943,039	9.3
Energy	9,290,967	3.9
Financials	38,650,793	16.4
Health Care	28,001,623	11.8
Industrials	22,825,428	9.7
Information Technology	32,461,018	13.7
Materials	6,361,422	2.7
Telecommunication Services	4,736,442	2.0
Utilities	6,169,879	2.6
Short-Term Investments	26,143,500	11.1

Total Investments In Securities, At Value	230,606,960	97.6
Other Assets in Excess of Liabilities (f)	5,712,128	2.4

Net Assets	$236,319,088	100.0%

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index April Futures	04/2016	HKD	24,505,291	$59,740
Goldman Sachs	Swiss Market Index June Futures	06/2016	CHF	3,977,663	(67,174)

					$(7,434)

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
110	Barclays Capital	CAC40 Index Futures	04/2016	$5,515,323	$5,486,782	$(28,541)
24	Barclays Capital	DAX Index Futures	06/2016	6,805,433	6,827,400	21,967
58	Barclays Capital	Hang Seng Index Futures	04/2016	7,601,983	7,778,469	176,486
8	Barclays Capital	IBEX 35 Index Futures	04/2016	813,693	791,059	(22,634)
42	Barclays Capital	MSCI Singapore Index Futures	04/2016	991,031	993,716	2,685
135	Barclays Capital	S&P 500 E-Mini Futures	06/2016	13,614,113	13,847,625	233,512
92	Barclays Capital	TOPIX Index Futures	06/2016	11,011,421	11,015,149	3,728

				$46,352,997	$46,740,200	$387,203

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
21	Barclays Capital	Amsterdam Index Futures	04/2016	$(2,107,864)	$(2,101,405)	$6,459
52	Barclays Capital	FTSE 100 Index Futures	06/2016	(4,549,411)	(4,565,494)	(16,083)
17	Barclays Capital	FTSE/MIB Index Futures	06/2016	(1,769,841)	(1,711,584)	58,257
50	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	(6,061,286)	(6,059,673)	1,613
106	Barclays Capital	SPI 200 Index Futures	06/2016	(10,382,459)	(10,290,857)	91,602

				(24,870,861)	(24,729,013)	141,848

				$21,482,136	$22,011,187	$529,051

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	13,164,000	$9,727,245	$10,056,531	$329,286
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	12,028,000	9,039,341	9,261,775	222,434
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	1,969,000	2,032,160	2,054,505	22,345
Danish Krone, Expiring 06/15/16	CitiBank	DKK	1,882,000	280,802	288,066	7,264
Euro, Expiring 06/15/16	CitiBank	EUR	16,752,000	18,348,290	19,105,538	757,248
British Pound, Expiring 06/15/16	CitiBank	GBP	3,333,000	4,767,618	4,788,151	20,533
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	4,344,000	559,181	560,222	1,041
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	2,487,999	641,816	663,510	21,694
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	4,256,336,000	37,699,244	37,899,914	200,670
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	9,422,000	1,131,164	1,138,222	7,058
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	5,529,001	3,624,157	3,807,004	182,847
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	29,800,999	3,544,670	3,680,761	136,091
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	1,427,000	1,016,332	1,058,257	41,925

				$92,412,020	$94,362,456	$1,950,436

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(3,268,000)	$(2,331,774)	$(2,496,562)	$(164,788)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(5,532,002)	(4,094,730)	(4,259,740)	(165,010)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(8,087,000)	(8,142,922)	(8,438,184)	(295,262)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(2,428,000)	(356,401)	(371,638)	(15,237)
Euro, Expiring 06/15/16	CitiBank	EUR	(6,226,000)	(6,883,818)	(7,100,709)	(216,891)
British Pound, Expiring 06/15/16	CitiBank	GBP	(15,947,003)	(22,469,037)	(22,909,288)	(440,251)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(2,879,000)	(371,130)	(371,289)	(159)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(98,000)	(25,507)	(26,135)	(628)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(758,542,000)	(6,763,295)	(6,754,326)	8,969
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(77,461,999)	(9,004,340)	(9,357,776)	(353,436)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(12,774,000)	(8,550,527)	(8,795,562)	(245,035)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(2,446,000)	(295,298)	(302,109)	(6,811)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(86,000)	(62,285)	(63,777)	(1,492)

				(69,351,064)	(71,247,095)	(1,896,031)

				$23,060,956	$23,115,361	$54,405

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$3,577,072	$3,577,072

CitiBank
Investment Company	20,009	—	20,009

Goldman Sachs
Cash	(190,000)	—	(190,000)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 89.1%	SHARES	VALUE (Note 4)
Australia - 6.3%
AGL Energy Ltd.	37,591	$529,254
AMP Ltd.	94,579	419,228
Aristocrat Leisure Ltd.	42,588	335,956
Asciano Ltd.	84,298	579,254
ASX Ltd.	10,285	326,256
Australia & New Zealand Banking Group Ltd.	299,741	5,373,294
Bendigo & Adelaide Bank Ltd.	264,541	1,795,322
BGP Holdings plc (3)†(a)	143,427	8,141
BHP Billiton Ltd.	190,282	2,458,788
BHP Billiton plc	34,173	382,682
Boral Ltd.	140,612	665,104
Caltex Australia Ltd.	28,415	741,097
CIMIC Group Ltd.	150,575	4,006,152
Computershare Ltd.	15,439	115,554
Dexus Property Group REIT	47,299	287,229
Flight Centre Travel Group Ltd.	57,637	1,908,987
Fortescue Metals Group Ltd.	474,862	923,783
Goodman Group REIT	110,663	565,960
GPT Group (The) REIT	113,631	435,011
Harvey Norman Holdings Ltd.	337,642	1,214,628
LendLease Group	50,337	534,383
Macquarie Group Ltd.	75,794	3,836,249
Mirvac Group REIT	214,560	317,912
National Australia Bank Ltd.	241,312	4,845,295
Newcrest Mining Ltd. †	41,734	540,078
Origin Energy Ltd.	161,471	628,877
Qantas Airways Ltd. †	2,044,931	6,382,961
QBE Insurance Group Ltd.	349,366	2,919,552
Santos Ltd.	539,990	1,673,151
Scentre Group REIT	302,378	1,029,298
Stockland REIT	127,919	418,500
Telstra Corp. Ltd.	238,366	972,766
Vicinity Centres REIT	193,958	474,041
Westfield Corp. REIT	118,519	907,465

		48,552,208

Belgium - 1.7%
Ageas	147,033	5,819,029
Delhaize Group	8,535	889,525
Groupe Bruxelles Lambert SA	2,641	217,595
KBC Groep NV	26,169	1,347,644
Proximus	151,964	5,185,689

		13,459,482

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	559,100	406,071

Denmark - 2.5%
DSV A/S	39,958	1,662,023
ISS A/S	13,167	528,086
Novo Nordisk A/S, Class B	135,883	7,358,552
Pandora A/S	20,340	2,659,209
TDC A/S	160,942	786,612
Vestas Wind Systems A/S	88,913	6,264,787

		19,259,269

Finland - 1.6%
Elisa OYJ †	15,289	593,690
Neste OYJ	40,806	1,340,971

	SHARES	VALUE (Note 4)
Finland - 1.6% (continued)
Nokia OYJ	316,970	$1,880,340
Nokian Renkaat OYJ	48,521	1,711,848
Orion OYJ, Class B	94,988	3,135,494
Stora Enso OYJ, Class R	112,719	1,007,102
UPM-Kymmene OYJ	136,661	2,470,776

		12,140,221

France - 9.6%
Airbus Group SE	35,199	2,332,196
Atos SE	18,784	1,525,612
AXA SA	118,388	2,776,046
BNP Paribas SA	5,975	300,188
Cap Gemini SA	72,036	6,757,295
Cie de Saint-Gobain	4,920	216,107
CNP Assurances	16,252	253,086
Klepierre REIT	6,764	323,102
Lagardere SCA	81,314	2,156,810
Numericable-SFR SA	13,795	579,355
Orange SA	465,929	8,136,479
Peugeot SA †	545,526	9,332,874
Renault SA	17,358	1,724,996
Safran SA	16,958	1,183,668
Sanofi	85,775	6,895,951
SCOR SE	78,358	2,762,585
Societe BIC SA	16,117	2,421,663
Societe Generale SA	192,398	7,109,491
Thales SA	52,059	4,549,164
TOTAL SA	35,848	1,631,132
Unibail-Rodamco SE REIT	7,665	2,102,167
Valeo SA	23,168	3,602,590
Veolia Environnement SA	88,364	2,126,818
Vinci SA	40,870	3,033,538

		73,832,913

Germany - 8.2%
Allianz SE	51,611	8,381,889
BASF SE	10,507	790,080
Bayer AG	3,782	443,176
Commerzbank AG †	75,005	650,785
Daimler AG	4,295	328,708
Deutsche Boerse AG	12,335	1,050,251
Deutsche Lufthansa AG †	457,058	7,376,650
Deutsche Telekom AG	146,467	2,625,908
Evonik Industries AG	56,024	1,675,526
Fresenius Medical Care AG & Co. KGaA	7,468	658,871
Fresenius SE & Co. KGaA	21,127	1,540,001
Hannover Rueck SE	49,557	5,759,629
Infineon Technologies AG	63,427	899,289
LANXESS AG	14,983	718,084
Merck KGaA	62,382	5,189,167
METRO AG	88,053	2,723,780
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,458	5,572,444
OSRAM Licht AG	194,559	10,001,459
ProSiebenSat.1 Media SE	18,189	933,730
SAP SE	35,409	2,849,306
Siemens AG	14,212	1,503,072
United Internet AG	18,957	949,802

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Germany - 8.2% (continued)
Vonovia SE	14,469	$519,449

		63,141,056

Hong Kong - 2.6%
AIA Group Ltd.	302,800	1,721,122
ASM Pacific Technology Ltd.	14,204	111,825
Cheung Kong Infrastructure Holdings Ltd.	37,827	369,920
Cheung Kong Property Holdings Ltd.	217,462	1,401,385
CLP Holdings Ltd.	108,000	977,552
Galaxy Entertainment Group Ltd.	282,000	1,058,683
Hong Kong & China Gas Co. Ltd.	399,000	745,876
Hong Kong Exchanges and Clearing Ltd.	66,154	1,594,058
Hysan Development Co. Ltd.	76,000	323,888
Kerry Properties Ltd.	515,500	1,415,362
Li & Fung Ltd.	1,150,000	681,316
Link REIT	139,382	828,020
New World Development Co. Ltd.	1,501,896	1,433,451
NWS Holdings Ltd.	86,000	137,147
PCCW Ltd.	131,000	84,850
Power Assets Holdings Ltd.	80,000	818,769
Sino Land Co. Ltd.	1,192,000	1,893,419
Techtronic Industries Co. Ltd.	302,000	1,196,370
WH Group Ltd. 144A †(b)	1,297,500	938,367
Wheelock & Co. Ltd.	93,000	415,565
Yue Yuen Industrial Holdings Ltd.	545,109	1,874,100

		20,021,045

Ireland - 0.6%
Shire plc	84,033	4,792,804

Italy - 2.0%
Banco Popolare SC †	111,483	765,527
Eni SpA	142,275	2,148,736
Ferrari NV †	15,215	631,930
Finmeccanica SpA †	196,275	2,485,339
Mediobanca SpA	261,844	1,883,070
Prysmian SpA	257,766	5,832,050
UniCredit SpA	471,388	1,699,351

		15,446,003

Japan - 20.3%
Ajinomoto Co., Inc.	12,000	270,563
Alfresa Holdings Corp.	99,200	1,903,840
Alps Electric Co. Ltd.	176,400	3,078,026
Amada Holdings Co. Ltd.	36,900	359,545
Astellas Pharma, Inc.	283,800	3,771,563
Bandai Namco Holdings, Inc.	107,600	2,345,509
Chubu Electric Power Co., Inc.	53,300	743,820
Dai-ichi Life Insurance Co. Ltd. (The)	152,400	1,847,009
Daiichi Sankyo Co. Ltd.	166,500	3,695,491
Daito Trust Construction Co. Ltd.	5,187	735,705
Daiwa House Industry Co. Ltd.	17,295	486,133
Dentsu, Inc.	6,700	336,116
Fuji Heavy Industries Ltd.	106,121	3,747,476
FUJIFILM Holdings Corp.	41,043	1,622,319
Fujitsu Ltd.	75,000	277,333
GungHo Online Entertainment, Inc.	309,300	870,105
Hitachi Chemical Co. Ltd.	11,600	208,449

	SHARES	VALUE (Note 4)
Japan - 20.3% (continued)
Hitachi High-Technologies Corp.	29,900	$841,712
Hokuhoku Financial Group, Inc.	212,000	278,565
Hoya Corp.	65,600	2,493,498
Hulic Co. Ltd.	16,200	154,467
Isetan Mitsukoshi Holdings Ltd.	85,600	999,352
Isuzu Motors Ltd.	33,000	340,394
J Front Retailing Co. Ltd.	32,200	427,270
Japan Airlines Co. Ltd.	88,900	3,259,072
Japan Real Estate Investment Corp. REIT	84	484,923
Japan Retail Fund Investment Corp. REIT	149	357,742
Japan Tobacco, Inc.	94,200	3,920,854
JTEKT Corp.	80,370	1,042,913
Kajima Corp.	235,000	1,472,096
Kaneka Corp.	49,000	419,579
Kao Corp.	22,300	1,189,080
Konami Holdings Corp.	86,700	2,562,346
Konica Minolta, Inc.	340,900	2,891,379
Kose Corp.	4,400	427,756
Kyowa Hakko Kirin Co. Ltd.	113,700	1,814,300
Mazda Motor Corp.	153,800	2,387,258
Medipal Holdings Corp.	142,400	2,252,433
MEIJI Holdings Co. Ltd.	56,500	4,540,270
Mitsubishi Chemical Holdings Corp.	72,300	377,485
Mitsubishi Electric Corp.	180,000	1,886,027
Mitsubishi Estate Co. Ltd.	77,020	1,429,489
Mitsubishi Motors Corp.	321,200	2,397,733
Mitsubishi Tanabe Pharma Corp.	49,600	861,832
Mitsubishi UFJ Financial Group, Inc.	848,991	3,933,890
Mitsui Chemicals, Inc.	883,000	2,939,189
Mitsui Fudosan Co. Ltd.	59,205	1,474,658
Mixi, Inc.	101,800	3,775,504
Mizuho Financial Group, Inc.	1,681,700	2,506,209
MS&AD Insurance Group Holdings, Inc.	167,500	4,668,437
Murata Manufacturing Co. Ltd.	11,300	1,363,535
Nexon Co. Ltd.	315,300	5,377,255
NHK Spring Co. Ltd.	155,400	1,486,050
Nintendo Co. Ltd.	18,200	2,587,099
Nippon Building Fund, Inc. REIT	84	497,269
Nippon Express Co. Ltd.	520,000	2,364,172
Nippon Telegraph & Telephone Corp.	62,838	2,714,445
Nippon Yusen KK	709,000	1,367,174
Nitto Denko Corp.	24,600	1,370,798
NOK Corp.	52,200	890,557
Nomura Holdings, Inc.	395,700	1,767,335
Nomura Real Estate Holdings, Inc.	8,000	147,680
NSK Ltd.	39,600	362,456
NTT DOCOMO, Inc.	80,900	1,838,972
Obayashi Corp.	110,000	1,084,231
Ono Pharmaceutical Co. Ltd.	11,000	465,329
ORIX Corp.	116,800	1,663,607
Panasonic Corp.	127,600	1,155,644
Resona Holdings, Inc.	141,900	505,949
Santen Pharmaceutical Co. Ltd.	52,900	795,112
Sekisui House Ltd.	32,000	539,891
Shimadzu Corp.	118,000	1,851,233
Shimamura Co. Ltd.	6,000	748,988
Shimizu Corp.	42,000	355,714
Shionogi & Co. Ltd.	120,500	5,663,646

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 20.3% (continued)
SoftBank Group Corp.	5,600	$267,848
Sompo Japan Nipponkoa Holdings, Inc.	40,500	1,147,830
Sony Corp.	189,100	4,861,977
Sumitomo Chemical Co. Ltd.	747,000	3,381,225
Sumitomo Heavy Industries Ltd.	85,000	350,848
Sumitomo Mitsui Financial Group, Inc.	90,836	2,757,570
Sumitomo Realty & Development Co. Ltd.	24,261	709,179
Suzuken Co. Ltd.	61,240	2,078,558
TDK Corp.	8,600	477,179
Teijin Ltd.	887,000	3,088,792
Terumo Corp.	6,400	229,037
Tokyo Electric Power Co., Inc. †	791,900	4,350,418
Tokyu Fudosan Holdings Corp.	26,483	179,752
Toyota Motor Corp.	33,878	1,796,733
West Japan Railway Co.	25,700	1,586,903
Yamaha Corp.	61,100	1,837,996
Yamazaki Baking Co. Ltd.	66,000	1,389,197

		156,561,897

Netherlands - 4.6%
ASML Holding NV	19,567	1,969,114
Boskalis Westminster	5,094	199,649
Heineken NV	15,576	1,409,279
ING Groep NV CVA	247,726	2,964,493
Koninklijke Ahold NV	348,862	7,835,898
NN Group NV	120,147	3,922,162
Randstad Holding NV	51,778	2,863,928
Royal Dutch Shell plc, Class A	187,647	4,530,920
Royal Dutch Shell plc, Class B	231,785	5,640,437
Wolters Kluwer NV	108,619	4,329,286

		35,665,166

Singapore - 0.3%
Ascendas REIT	123,637	219,281
CapitaLand Commercial Trust Ltd. REIT	248,400	271,114
CapitaLand Mall Trust REIT	145,994	226,254
ComfortDelGro Corp. Ltd.	207,800	450,381
Sembcorp Industries Ltd.	60,017	134,326
Singapore Airlines Ltd.	43,800	371,127
Singapore Exchange Ltd.	52,472	309,202
Singapore Technologies Engineering Ltd.	93,265	223,344

		2,205,029

South Africa - 0.6%
Investec plc	306,588	2,248,964
Mondi plc	124,466	2,380,195

		4,629,159

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	114,394	3,402,101
Banco Santander SA	314,411	1,380,856
Endesa SA	269,564	5,165,737
Iberdrola SA	291,202	1,938,520
Industria de Diseno Textil SA	62,329	2,089,244
Repsol SA	23,848	268,146

		14,244,604

	SHARES	VALUE (Note 4)
Sweden - 3.2%
Electrolux AB, Series B †	226,045	$5,935,903
Husqvarna AB, Class B	178,639	1,304,491
Investor AB, Class B	19,364	684,502
Skanska AB, Class B	54,943	1,253,303
Svenska Cellulosa AB SCA, Class B	260,611	8,128,659
Swedish Match AB	172,112	5,834,267
Telefonaktiebolaget LM Ericsson, Class B	170,974	1,711,912

		24,853,037

Switzerland - 8.1%
Actelion Ltd. †	5,886	878,425
Adecco SA †	62,595	4,071,878
Coca-Cola HBC AG †	73,245	1,553,258
Galenica AG	132	198,090
Glencore plc †	579,678	1,303,384
Lonza Group AG †	48,338	8,171,122
Nestle SA	211,602	15,789,904
Novartis AG	120,694	8,732,445
Roche Holding AG	40,093	9,844,446
Sika AG	72	285,022
Swiss Life Holding AG †	18,222	4,835,533
Swiss Re AG	48,536	4,481,798
Syngenta AG	5,191	2,152,691
Wolseley plc	6,822	385,096

		62,683,092

United Kingdom - 15.0%
3i Group plc	59,955	392,031
Amec Foster Wheeler plc	5,937	38,307
ARM Holdings plc	78,966	1,149,848
AstraZeneca plc	33,268	1,857,413
Barclays plc	4,101,312	8,803,879
Barratt Developments plc	41,056	329,598
BP plc	696,535	3,485,019
British American Tobacco plc	75,376	4,407,684
British Land Co. plc (The) REIT	57,695	579,138
BT Group plc	1,269,160	8,013,676
CYBG plc CDI †	66,808	201,774
Direct Line Insurance Group plc	468,636	2,485,741
easyJet plc	9,250	201,325
Fiat Chrysler Automobiles NV	370,788	2,992,188
GlaxoSmithKline plc	149,954	3,035,558
Hammerson plc REIT	28,872	239,517
HSBC Holdings plc	962,623	5,986,519
ICAP plc	278,629	1,895,093
Imperial Brands plc	185,881	10,291,724
International Consolidated Airlines Group SA	750,929	5,975,075
Johnson Matthey plc	8,605	338,267
Kingfisher plc	617,663	3,331,423
Land Securities Group plc REIT	47,078	742,305
Lloyds Banking Group plc	1,209,484	1,178,036
London Stock Exchange Group plc	17,923	724,004
Marks & Spencer Group plc	91,774	534,799
Pearson plc	71,570	896,955
Persimmon plc	289,889	8,662,247
Prudential plc	12,261	228,158
Randgold Resources Ltd.	3,761	342,187
Reckitt Benckiser Group plc	38,287	3,693,036

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 15.0% (continued)
RELX plc	63,746	$1,182,557
Rio Tinto Ltd.	25,795	839,920
Royal Bank of Scotland Group plc †	317,676	1,012,976
Royal Mail plc	367,919	2,537,018
SABMiller plc	54,502	3,328,866
Sage Group plc (The)	156,415	1,410,301
Schroders plc	9,866	379,295
Sky plc	22,651	332,846
Sports Direct International plc †	88,606	480,625
Taylor Wimpey plc	2,092,641	5,703,216
Travis Perkins plc	49,950	1,308,483
Unilever plc	76,998	3,472,052
Vodafone Group plc	1,230,481	3,910,048
Weir Group plc (The)	15,399	244,675
William Hill plc	554,139	2,592,645
WPP plc	168,685	3,926,232

		115,694,279

TOTAL COMMON STOCKS (cost $649,522,145)		687,587,335

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Porsche Automobil Holding SE
(cost $724,104)	9,553	493,744

SHORT-TERM INVESTMENTS - 7.5%

Investment Companies - 7.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (c)(d)	57,528,526	57,528,526
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.149% (c)(d)	440,305	440,305

TOTAL SHORT-TERM INVESTMENTS (cost $57,968,831)		57,968,831

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 96.7% (cost $708,215,080)		746,049,910

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3% (e)		25,183,860

NET ASSETS - 100.0%		$771,233,770

†	Non-income producing security.
(a)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $8,141 or 0.0% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$103,349,035	13.4%
Consumer Staples	82,034,019	10.6
Energy	22,126,794	2.9
Financials	158,938,759	20.6
Health Care	88,756,154	11.5
Industrials	100,014,245	13.0
Information Technology	48,905,223	6.3
Materials	31,059,186	4.0
Telecommunication Services	35,130,982	4.6
Utilities	17,766,682	2.3
Short-Term Investments	57,968,831	7.5

Total Investments In Securities, At Value	746,049,910	96.7
Other Assets in Excess of Liabilities (e)	25,183,860	3.3

Net Assets	$771,233,770	100.0%

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index April Futures	04/2016	HKD	29,611,364	$72,082
Goldman Sachs	Swiss Market Index June Futures	06/2016	CHF	(1,145,374)	(5,449)

					$66,633

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
606	Barclays Capital	CAC40 Index Futures	04/2016	$30,436,476	$30,227,186	$(209,290)
107	Barclays Capital	DAX Index Futures	06/2016	30,339,496	30,438,825	99,329
236	Barclays Capital	Hang Seng Index Futures	04/2016	30,914,822	31,650,318	735,496
92	Barclays Capital	IBEX 35 Index Futures	04/2016	9,357,473	9,097,178	(260,295)
330	Barclays Capital	MSCI Singapore Index Futures	04/2016	7,783,950	7,807,767	23,817
561	Barclays Capital	TOPIX Index Futures	06/2016	67,148,536	67,168,466	19,930

				175,980,753	176,389,740	408,987

Short Contracts:
106	Barclays Capital	Amsterdam Index Futures	04/2016	$(10,639,261)	$(10,607,094)	$32,167
605	Barclays Capital	FTSE 100 Index Futures	06/2016	(52,840,749)	(53,117,767)	(277,018)
49	Barclays Capital	FTSE/MIB Index Futures	06/2016	(5,104,443)	(4,933,388)	171,055
97	Barclays Capital	OMXS30 Index Futures	04/2016	(1,633,943)	(1,606,460)	27,483
450	Barclays Capital	SPI 200 Index Futures	06/2016	(44,029,197)	(43,687,599)	341,598

				(114,247,593)	(113,952,308)	295,285

				$61,733,160	$62,437,432	$704,272

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	41,689,000	$31,031,431	$31,847,976	$816,545
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	1,755,000	1,791,785	1,831,212	39,427
Danish Krone, Expiring 06/15/16	CitiBank	DKK	10,636,000	1,584,588	1,627,985	43,397
Euro, Expiring 06/15/16	CitiBank	EUR	84,605,400	92,553,581	96,491,865	3,938,284
British Pound, Expiring 06/15/16	CitiBank	GBP	22,973,000	32,638,935	33,002,758	363,823
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	49,311,000	6,344,645	6,359,369	14,724
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	22,043,000	5,682,756	5,878,519	195,763
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	19,239,716,800	170,259,963	171,317,211	1,057,248
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	7,665,000	5,032,361	5,277,751	245,390
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	105,776,000	12,399,979	13,064,531	664,552
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	11,510,300	8,185,799	8,535,982	350,183

				$367,505,823	$375,235,159	$7,729,336

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2016

Schedule of Investments	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(21,023,900)	$(15,199,326)	$(16,061,039)	$(861,713)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(55,281,800)	(55,653,115)	(57,682,454)	(2,029,339)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(37,390,000)	(5,477,606)	(5,723,054)	(245,448)
Euro, Expiring 06/15/16	CitiBank	EUR	(37,827,000)	(41,691,675)	(43,141,428)	(1,449,753)
British Pound, Expiring 06/15/16	CitiBank	GBP	(99,232,700)	(139,316,193)	(142,556,601)	(3,240,408)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(8,455,000)	(1,089,033)	(1,090,395)	(1,362)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(1,140,000)	(295,786)	(304,020)	(8,234)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(2,541,465,000)	(22,732,396)	(22,630,098)	102,298
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(7,665,000)	(5,074,646)	(5,277,750)	(203,104)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(53,286,000)	(6,489,035)	(6,581,422)	(92,387)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(933,000)	(673,769)	(691,908)	(18,139)

				(293,692,580)	(301,740,169)	(8,047,589)

				$73,813,243	$73,494,990	$(318,253)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$16,912,720	$16,912,720

CitiBank
Investment Company	920,026	—	920,026

Goldman Sachs
Investment Company	440,000	—	440,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Assets and Liabilities	March 31, 2016 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$1,330,268,225	$671,173,150	$345,404,492	$212,878,668

Investments in securities, at value*	$1,358,974,222	$706,989,605	$331,329,892	$209,903,278
Cash	—	—	1,429	—
Foreign currency, at value‡	—	—	889,149	1,144,572
Deposits with brokers for exchange-traded and centrally cleared derivatives	1,899,120	766,686	—	350,989
Variation margin on exchange-traded and centrally cleared derivatives	—	295,790	—	—
Receivables:
Securities sold	—	78,584,813	214,583	55,554,086
Foreign tax reclaim	8,179	—	171,964	—
Dividends	926,293	599,995	1,676,161	649,168
Capital shares sold	1,922,447	583,810	514,790	178,387
Prepaid expenses	74,323	70,056	32,990	32,311
Total Assets	1,363,804,584	787,890,755	334,830,958	267,812,791
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	73,655	—	—	177,669
Payables:
Securities purchased	—	88,474,776	2,138,912	52,184,828
Collateral received on securities loaned	—	51,797,286	—	2,221,189
Accrued investment advisory fees	331,734	270,727	114,039	77,868
Accrued distribution fees—Class N	15,007	1,798	1,508	1,156
Accrued Trustee fees	—	138	—	—
Capital shares redeemed	1,012,592	319,355	84,603	70,662
Other accrued expenses and liabilities	338,856	78,700	158,961	136,909
Total Liabilities	1,771,844	140,942,780	2,498,023	54,870,281
Net Assets	$1,362,032,740	$646,947,975	$332,332,935	$212,942,510

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,378,386,970	$616,410,456	$369,916,935	$254,391,893
Undistributed accumulated net investment income (loss)	5,115,549	1,329,563	1,654,281	(410,286)
Undistributed accumulated net realized gain (loss)	(51,008,721)	(7,033,201)	(25,194,397)	(38,269,465)
Net unrealized appreciation (depreciation)	29,538,942	36,241,157	(14,043,884)	(2,769,632)
Net Assets	$1,362,032,740	$646,947,975	$332,332,935	$212,942,510

NET ASSETS:
Class I	$536,075,094	$26,281,671	$61,276,615	$56,720,246
Class N	71,741,848	8,634,511	7,094,724	5,863,664
Class R6	754,215,798	612,031,793	263,961,596	150,358,600
SHARES OUTSTANDING:
Class I	39,491,770	2,082,111	6,122,397	6,954,808
Class N	5,302,215	686,242	709,875	719,624
Class R6	55,579,443	48,446,655	26,413,378	18,421,361
NET ASSET VALUE:
Class I	$13.57	$12.62	$10.01	$8.16
Class N	$13.53	$12.58	$9.99	$8.15
Class R6	$13.57	$12.63	$9.99	$8.16

* Includes market value of securities out on loan	$—	$50,655,402	$—	$2,071,995
‡ Foreign currency at cost	$—	$—	$870,164	$1,124,648

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Assets and Liabilities	March 31, 2016 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$104,362,056	$12,808,576	$99,350,229	$239,530,715

Investments in securities, at value*	$105,139,772	$13,525,413	$97,383,044	$244,031,919
Cash	—	—	577	—
Foreign currency, at value‡	—	—	—	756,967
Deposits with brokers for exchange-traded and centrally cleared derivatives	—	—	—	606,618
Receivables:
Securities sold	—	1,702,587	388,667	59,288,479
Foreign tax reclaim	998	—	23,675	—
Dividends	86,748	10,671	471,567	627,619
Capital shares sold	253,942	145,950	101,389	89,145
Due from Investment Adviser	—	7,135	—	—
Prepaid expenses	32,576	27,671	30,766	79,497
Total Assets	105,514,036	15,419,427	98,399,685	305,480,244
LIABILITIES:
Foreign currency due to custodian, at value	—	—	130,977	—
Variation margin on exchange-traded and centrally cleared derivatives	—	—	—	99,624
Payables:
Securities purchased	1,414,700	1,619,026	611,242	60,602,051
Collateral received on securities loaned	—	1,139,174	—	1,153,057
Accrued investment advisory fees	15,014	—	26,647	94,357
Accrued distribution fees—Class N	351	405	113	262
Capital shares redeemed	177,609	—	17,131	21,939
Other accrued expenses and liabilities	56,754	41,208	87,534	90,728
Total Liabilities	1,664,428	2,799,813	873,644	62,062,018
Net Assets	$103,849,608	$12,619,614	$97,526,041	$243,418,226

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$102,818,604	$12,096,587	$101,433,502	$247,742,826
Undistributed accumulated net investment income (loss)	386,694	32,059	472,551	(25,520)
Undistributed accumulated net realized gain (loss)	(133,406)	(225,869)	(2,409,407)	(9,384,285)
Net unrealized appreciation (depreciation)	777,716	716,837	(1,970,605)	5,085,205
Net Assets	$103,849,608	$12,619,614	$97,526,041	$243,418,226

NET ASSETS:
Class I	$22,044,365	$8,929,661	$15,841,111	$9,472,869
Class N	1,720,150	1,987,401	541,926	1,282,186
Class R6	80,085,093	1,702,552	81,143,004	232,663,171
SHARES OUTSTANDING:
Class I	2,268,622	951,193	1,721,658	1,124,489
Class N	177,266	212,097	58,959	151,970
Class R6	8,239,817	181,127	8,809,098	27,610,822
NET ASSET VALUE:
Class I	$9.72	$9.39	$9.20	$8.42
Class N	$9.70	$9.37	$9.19	$8.44
Class R6	$9.72	$9.40	$9.21	$8.43

* Includes market value of securities out on loan	$—	$1,116,770	$—	$1,047,485
‡ Foreign currency at cost	$—	$—	$(124,189)	$750,778

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Assets and Liabilities	March 31, 2016 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities, at cost	$858,133,948	$316,582,342	$313,217,603	$10,500,448

Investments in securities, at value*	$994,089,380	$349,609,261	$339,480,117	$11,167,188
Foreign currency, at value‡	403	—	688,471	20,866
Deposits with brokers for exchange-traded and centrally cleared derivatives	1,509,738	11,163	252,319	—
Variation margin on exchange-traded and centrally cleared derivatives	—	1,013	—	—
Receivables:
Securities sold	87,559,931	17,997,765	55,950,144	1,045,093
Foreign tax reclaim	2,109	—	635,322	—
Dividends	1,091,312	296,024	1,315,587	17,962
Capital shares sold	1,743,712	305,746	603,301	22
Due from Investment Adviser	—	—	—	10,227
Prepaid expenses	59,391	42,631	39,991	22,029
Total Assets	1,086,055,976	368,263,603	398,965,252	12,283,387
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	58,770	—	60,451	—
Payables:
Securities purchased	87,074,299	19,212,248	59,631,973	1,047,104
Collateral received on securities loaned	—	33,769,149	—	651,334
Accrued investment advisory fees	185,081	96,873	94,305	—
Accrued distribution fees—Class N	12,632	1,831	6,980	330
Capital shares redeemed	1,436,473	795,411	431,541	—
Other accrued expenses and liabilities	383,594	197,151	178,943	92,048
Total Liabilities	89,150,849	54,072,663	60,404,193	1,790,816
Net Assets	$996,905,127	$314,190,940	$338,561,059	$10,492,571

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$839,000,710	$295,762,853	$350,158,229	$12,408,650
Undistributed accumulated net investment income (loss)	3,509,477	415,240	1,491,592	(32,681)
Undistributed accumulated net realized gain (loss)	17,912,287	(15,020,568)	(39,397,170)	(2,551,555)
Net unrealized appreciation (depreciation)	136,482,653	33,033,415	26,308,408	668,157
Net Assets	$996,905,127	$314,190,940	$338,561,059	$10,492,571

NET ASSETS:
Class I	$865,908,469	$299,365,178	$271,840,155	$8,250,920
Class N	60,542,816	8,858,347	33,274,549	1,621,467
Class R6	70,453,842	5,967,415	33,446,355	620,184
SHARES OUTSTANDING:
Class I	44,588,555	16,132,741	20,412,118	1,014,524
Class N	3,117,488	479,436	2,503,036	199,408
Class R6	3,635,211	322,165	2,514,876	76,193
NET ASSET VALUE:
Class I	$19.42	$18.56	$13.32	$8.13
Class N	$19.42	$18.48	$13.29	$8.13
Class R6	$19.38	$18.52	$13.30	$8.14

* Includes market value of securities out on loan	$—	$33,187,084	$—	$626,774
‡ Foreign currency at cost	$430	$—	$682,655	$20,018

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Assets and Liabilities	March 31, 2016 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities, at cost	$124,719,552	$28,815,007	$83,240,086	$498,718,081

Investments in securities, at value*	$140,930,556	$30,301,342	$86,225,119	$558,965,764
Cash	—	—	735	—
Foreign currency, at value‡	—	—	286,430	—
Deposits with brokers for exchange-traded and centrally cleared derivatives	113,856	—	—	1,048,762
Receivables:
Securities sold	8,695,489	1,857,424	12,469,046	—
Foreign tax reclaim	466	—	115,575	5,399
Dividends	163,412	25,648	309,878	717,959
Capital shares sold	137,629	53,072	152,229	4,120,518
Prepaid expenses	40,642	32,997	34,188	50,200
Total Assets	150,082,050	32,270,483	99,593,200	564,908,602
LIABILITIES:
Variation margin on exchange-traded and centrally cleared derivatives	4,311	—	—	289,259
Payables:
Securities purchased	8,044,578	1,840,284	12,436,896	—
Collateral received on securities loaned	—	3,135,733	—	—
Accrued investment advisory fees	20,514	334	16,858	109,568
Accrued distribution fees—Class N	35	29	27	23,386
Capital shares redeemed	248,026	92,777	6,116	10,067,576
Other accrued expenses and liabilities	78,407	52,818	85,771	130,265
Total Liabilities	8,395,871	5,121,975	12,545,668	10,620,054
Net Assets	$141,686,179	$27,148,508	$87,047,532	$554,288,548

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$128,547,500	$27,000,663	$94,935,662	$490,439,507
Undistributed accumulated net investment income (loss)	578,155	55,281	414,722	2,323,902
Undistributed accumulated net realized gain (loss)	(3,689,517)	(1,393,771)	(11,285,250)	1,065,159
Net unrealized appreciation (depreciation)	16,250,041	1,486,335	2,982,398	60,459,980
Net Assets	$141,686,179	$27,148,508	$87,047,532	$554,288,548

NET ASSETS:
Class I	$62,488,787	$26,857,523	$27,984,678	$317,909,581
Class N	167,026	141,971	120,277	124,335,870
Class R6	79,030,366	149,014	58,942,577	112,043,097
SHARES OUTSTANDING:
Class I	3,844,209	1,882,339	2,365,741	20,970,795
Class N	10,299	9,988	10,203	8,210,272
Class R6	4,869,965	10,452	4,995,471	7,405,434
NET ASSET VALUE:
Class I	$16.26	$14.27	$11.83	$15.16
Class N	$16.22	$14.21	$11.79	$15.14
Class R6	$16.23	$14.26	$11.80	$15.13

* Includes market value of securities out on loan	$—	$3,091,751	$—	$—
‡ Foreign currency at cost	$—	$—	$279,612	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Assets and Liabilities	March 31, 2016 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at cost	$84,094,926	$44,998,431	$204,943,571	$708,215,080

Investments in securities, at value*	$85,443,767	$44,282,165	$230,606,960	$746,049,910
Cash	—	—	1,878	5,468
Foreign currency, at value‡	212,219	139,178	673,421	1,949,858
Due from brokers	—	—	113,090	133,637
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,959,405	7,831,634
OTC swaps, at value	—	—	59,740	72,082
Deposits with brokers for exchange-traded and centrally cleared derivatives	—	127,805	4,476,609	19,407,320
Receivables:
Securities sold	26,989,652	—	—	199,916
Foreign tax reclaim	42,162	5,195	640,977	2,727,364
Dividends	214,238	89,480	476,174	3,203,894
Capital shares sold	54,676	257,903	4,255	1,103,724
Prepaid expenses	16,437	16,945	46,050	72,462
Total Assets	112,973,151	44,918,671	239,058,559	782,757,269
LIABILITIES:
Due to custodian	—	640	—	—
Due to brokers	—	—	170,287	37,411
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,905,000	8,149,887
OTC swaps, at value	—	—	67,174	5,449
Variation margin on exchange-traded and centrally cleared derivatives	—	16,293	370,486	1,790,328
Payables:
Securities purchased	44,978,439	—	—	199,850
Collateral received on securities loaned	—	1,100,322	—	—
Accrued investment advisory fees	5,227	7,363	72,778	288,526
Accrued shareholder servicing fees	—	—	24,064	98,986
Accrued distribution fees—Class N	290	20	292	7,619
Capital shares redeemed	34,841	8,279	—	661,559
Other accrued expenses and liabilities	69,283	92,996	129,390	283,884
Total Liabilities	45,088,080	1,225,913	2,739,471	11,523,499
Net Assets	$67,885,071	$43,692,758	$236,319,088	$771,233,770

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$67,310,714	$54,807,711	$205,293,684	$736,042,423
Undistributed accumulated net investment income (loss)	217,103	9,197	537,951	1,759,189
Undistributed accumulated net realized gain (loss)	(973,109)	(10,531,772)	4,089,108	(4,760,388)
Net unrealized appreciation (depreciation)	1,330,363	(592,378)	26,398,345	38,192,546
Net Assets	$67,885,071	$43,692,758	$236,319,088	$771,233,770

NET ASSETS:
Class I	$48,903,232	$43,332,641	$33,753,372	$335,169,438
Class N	1,673,219	134,425	1,477,432	37,169,691
Class R6	17,308,620	225,692	100,233,661	36,767,758
Class Y	—	—	100,854,623	362,126,883
SHARES OUTSTANDING:
Class I	4,273,223	5,153,495	4,420,301	34,809,591
Class N	142,508	15,609	194,318	3,789,062
Class R6	1,514,406	26,930	13,034,888	3,604,601
Class Y	—	—	13,122,337	35,503,948
NET ASSET VALUE:
Class I	$11.44	$8.41	$7.64	$9.63
Class N	$11.74	$8.61	$7.60	$9.81
Class R6	$11.43	$8.38	$7.69	$10.20
Class Y	—	—	$7.69	$10.20

* Includes market value of securities out on loan	$—	$1,068,454	$—	$—
‡ Foreign currency at cost	$210,609	$135,463	$666,613	$1,950,984

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Operations	March 31, 2016 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016
INVESTMENT INCOME:
Dividend income†	$11,989,935	$1,929,233	$3,202,973	$1,125,565
Securities lending income, net	—	365,480	—	29,244
Total Income	11,989,935	2,294,713	3,202,973	1,154,809

EXPENSES:
Investment advisory fees	1,927,766	614,786	698,900	590,627
Custody fees	30,833	17,836	38,800	87,779
Administration & accounting fees	151,208	19,593	36,824	23,424
Legal fees	14,187	590	3,111	4,277
Audit & tax fees	19,207	19,194	25,369	28,297
Shareholder reporting fees	94,529	11,076	22,668	14,107
Transfer agent fees	233,557	22,278	30,617	18,803
Trustee fees	21,576	2,318	5,445	3,495
Distribution fees—Class N	84,656	10,533	7,503	6,358
Registration fees	44,785	22,229	23,980	19,985
Pricing fee	245	1,109	9,908	10,025
Other expenses	24,790	7,536	6,045	3,817
Total Expenses	2,647,339	749,078	909,170	810,994

Less fee waivers and/or reimbursements	(83,200)	(46,642)	(101,978)	(153,873)
Net Expenses	2,564,139	702,436	807,192	657,121
Net Investment Income (Loss)	9,425,796	1,592,277	2,395,781	497,688

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(39,039,099)	(7,132,104)	(14,371,902)	(27,651,867)
Foreign currency and foreign currency transactions	—	—	(53,929)	(51,788)
Futures contracts	6,197,805	1,033,774	—	25,261
Net realized gain (loss)	(32,841,294)	(6,098,330)	(14,425,831)	(27,678,394)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	63,577,135	37,715,902	10,454,578	31,657,539
Foreign currency and foreign currency translations	—	—	64,028	36,857
Futures contracts	1,113,517	424,702	—	175,059
Net change in unrealized appreciation (depreciation)	64,690,652	38,140,604	10,518,606	31,869,455
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	31,849,358	32,042,274	(3,907,225)	4,191,061
Net increase (decrease) in net assets resulting from operations	$41,275,154	$33,634,551	$(1,511,444)	$4,688,749

† Net of foreign taxes withheld of	$9,733	$41	$243,520	$139,376

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Operations	March 31, 2016 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016
INVESTMENT INCOME:
Dividend income†	$620,686	$54,585	$799,921	$1,048,612
Securities lending income, net	—	10,713	—	19,831
Total Income	620,686	65,298	799,921	1,068,443

EXPENSES:
Investment advisory fees	90,625	17,751	150,251	525,884
Custody fees	16,084	10,695	20,537	53,193
Administration & accounting fees	5,298	629	7,018	17,573
Legal fees	335	233	671	184
Audit & tax fees	19,072	19,072	23,100	26,855
Shareholder reporting fees	3,190	400	4,176	11,729
Transfer agent fees	9,068	8,834	10,569	9,965
Trustee fees	891	311	1,137	2,175
Offering costs	5,702	5,664	5,690	8,583
Distribution fees—Class N	882	1,018	486	918
Registration fees	27,689	27,278	27,647	27,849
Pricing fee	752	1,209	5,365	5,390
Other expenses	1,244	566	1,441	7,248
Total Expenses	180,832	93,660	258,088	697,546

Less fee waivers and/or reimbursements	(72,781)	(72,094)	(87,792)	(124,636)
Net Expenses	108,051	21,566	170,296	572,910
Net Investment Income (Loss)	512,635	43,732	629,625	495,533

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	37,085	(217,693)	(1,591,005)	(8,674,234)
Foreign currency and foreign currency transactions	—	—	27,255	(265,385)
Futures contracts	—	—	—	141,575
Net realized gain (loss)	37,085	(217,693)	(1,563,750)	(8,798,044)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	2,616,039	937,014	1,671,856	6,922,049
Foreign currency and foreign currency translations	—	—	(1,085)	5,242
Futures contracts	—	—	—	579,419
Net change in unrealized appreciation (depreciation)	2,616,039	937,014	1,670,771	7,506,710
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	2,653,124	719,321	107,021	(1,291,334)
Net increase (decrease) in net assets resulting from operations	$3,165,759	$763,053	$736,646	$(795,801)

† Net of foreign taxes withheld of	$893	$—	$56,485	$130,116

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Operations	March 31, 2016 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016
INVESTMENT INCOME:
Dividend income†	$8,050,076	$1,669,435	$2,826,112	$45,526
Securities lending income, net	—	518,386	—	2,605
Total Income	8,050,076	2,187,821	2,826,112	48,131

EXPENSES:
Investment advisory fees	1,255,728	774,067	662,751	23,765
Custody fees	30,450	44,059	42,459	25,614
Administration & accounting fees	122,008	44,347	39,800	1,015
Legal fees	40,117	12,947	13,081	2,184
Audit & tax fees	19,788	19,757	26,682	26,723
Shareholder reporting fees	77,026	26,720	24,722	610
Transfer agent fees	456,062	149,871	151,447	10,457
Trustee fees	18,182	6,766	5,990	387
Distribution fees—Class N	83,099	10,620	42,929	1,613
Registration fees	31,941	33,518	25,810	16,813
Pricing fee	451	1,968	9,910	10,081
Other expenses	23,741	8,691	7,955	814
Total Expenses	2,158,593	1,133,331	1,053,536	120,076

Less fee waivers and/or reimbursements	(117,063)	(120,139)	(120,477)	(90,003)
Net Expenses	2,041,530	1,013,192	933,059	30,073
Net Investment Income (Loss)	6,008,546	1,174,629	1,893,053	18,058

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	29,026,090	(15,842,839)	(18,719,811)	(1,297,830)
Foreign currency and foreign currency transactions	—	—	(60,313)	(6,545)
Futures contracts	5,905	403,887	(115,955)	—
Net realized gain (loss)	29,031,995	(15,438,952)	(18,896,079)	(1,304,375)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	16,790,200	14,652,727	24,230,231	1,577,213
Foreign currency and foreign currency translations	7	—	35,010	1,561
Futures contracts	929,826	384,880	260,695	—
Net change in unrealized appreciation (depreciation)	17,720,033	15,037,607	24,525,936	1,578,774
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	46,752,028	(401,345)	5,629,857	274,399
Net increase (decrease) in net assets resulting from operations	$52,760,574	$773,284	$7,522,910	$292,457

† Net of foreign taxes withheld of	$3,257	$248	$268,251	$4,174

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Operations	March 31, 2016 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016
INVESTMENT INCOME:
Dividend income†	$1,145,324	$131,935	$691,875	$4,241,487
Securities lending income, net	—	39,337	—	—
Total Income	1,145,324	171,272	691,875	4,241,487

EXPENSES:
Investment advisory fees	168,996	53,228	159,439	466,318
Custody fees	9,237	11,262	17,965	5,113
Administration & accounting fees	15,935	2,727	9,253	36,392
Legal fees	4,240	741	2,800	6,605
Audit & tax fees	19,741	19,729	24,162	19,265
Shareholder reporting fees	9,946	1,752	5,696	22,858
Transfer agent fees	33,459	19,149	16,956	104,781
Trustee fees	2,545	632	1,549	5,026
Distribution fees—Class N	194	177	164	85,637
Registration fees	19,724	18,423	18,684	26,308
Pricing fee	259	1,573	9,899	108
Other expenses	3,334	1,071	2,240	8,108
Total Expenses	287,610	130,464	268,807	786,519

Less fee waivers and/or reimbursements	(58,389)	(59,966)	(79,898)	(42,978)
Net Expenses	229,221	70,498	188,909	743,541
Net Investment Income (Loss)	916,103	100,774	502,966	3,497,946

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(1,934,974)	(1,082,004)	(3,595,766)	135,748
Foreign currency and foreign currency transactions	—	—	(10,678)	—
Futures contracts	(39,020)	—	—	2,001,922
Net realized gain (loss)	(1,973,994)	(1,082,004)	(3,606,444)	2,137,670

Net change in unrealized appreciation (depreciation) on:
Investments in securities	8,245,241	674,470	4,914,697	33,811,078
Foreign currency and foreign currency translations	—	—	7,860	—
Futures contracts	88,286	—	—	411,080
Net change in unrealized appreciation (depreciation)	8,333,527	674,470	4,922,557	34,222,158
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	6,359,533	(407,534)	1,316,113	36,359,828
Net increase (decrease) in net assets resulting from operations	$7,275,636	$(306,760)	$1,819,079	$39,857,774

† Net of foreign taxes withheld of	$349	$59	$72,956	$5,016

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Operations	March 31, 2016 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016	FOR THE SIX MONTHS ENDED MARCH 31, 2016
INVESTMENT INCOME:
Dividend income†	$478,737	$274,090	$2,206,823	$7,779,207
Securities lending income, net	—	1,772	—	—
Total Income	478,737	275,862	2,206,823	7,779,207

EXPENSES:
Investment advisory fees	81,656	94,715	514,643	1,695,996
Shareholder servicing fees	—	—	140,161	580,235
Custody fees	8,166	23,692	26,958	60,562
Administration & accounting fees	4,638	4,120	35,244	90,713
Legal fees	1,013	2,563	8,564	33,520
Audit & tax fees	23,554	25,673	26,164	31,237
Shareholder reporting fees	2,819	2,742	19,148	55,256
Transfer agent fees	26,781	20,162	17,842	186,744
Trustee fees	876	893	5,074	13,371
Distribution fees—Class N	500	104	1,269	45,661
Registration fees	23,755	23,478	16,960	18,373
Pricing fee	9,911	8,010	10,017	9,892
Other expenses	1,579	1,785	7,862	17,913
Total Expenses	185,248	207,937	829,906	2,839,473

Less fee waivers and/or reimbursements	(73,813)	(92,131)	(18,708)	—
Net Expenses	111,435	115,806	811,198	2,839,473
Net Investment Income (Loss)	367,302	160,056	1,395,625	4,939,734

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(416,492)	(1,616,394)	6,682,711	(15,273,155)
Foreign currency and foreign currency transactions	5,629	26,176	(233,720)	(338,149)
Forward foreign currency exchange contracts	—	—	3,708,926	19,741,254
Futures contracts	—	145,827	1,846,611	826,577
Swap contracts	—	—	(524,974)	737,010
Net realized gain (loss)	(410,863)	(1,444,391)	11,479,554	5,693,537

Net change in unrealized appreciation (depreciation) on:
Investments in securities	2,862,831	3,582,950	4,164,445	15,953,895
Foreign currency and foreign currency translations	(14,194)	11,473	55,346	192,534
Forward foreign currency exchange contracts	—	—	(1,314,622)	(2,237,339)
Futures contracts	—	115,567	1,223,613	3,175,818
Swap contracts	—	—	160,579	(322,566)
Net change in unrealized appreciation (depreciation)	2,848,637	3,709,990	4,289,361	16,762,342
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	2,437,774	2,265,599	15,768,915	22,455,879
Net increase (decrease) in net assets resulting from operations	$2,805,076	$2,425,655	$17,164,540	$27,395,613

† Net of foreign taxes withheld of	$41,576	$29,486	$80,268	$511,106

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR LARGE CAP MULTI -STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$9,425,796	$8,821,418	$1,592,277	$244,272
Net realized gain (loss)	(32,841,294)	(17,539,841)	(6,098,330)	(858,740)
Net change in unrealized appreciation (depreciation)	64,690,652	(42,928,966)	38,140,604	(2,230,520)
Net increase (decrease) in net assets resulting from operations	41,275,154	(51,647,389)	33,634,551	(2,844,988)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,061,842)	(1,256,118)	(70,814)	(32,992)
Class N	(461,951)	(147,772)	(3,819)	(293)
Class R6	(6,699,234)	(289,685)	(401,079)	(274)
Total	(12,223,027)	(1,693,575)	(475,712)	(33,559)
Net realized gain:
Class I	(495)	(1,427,011)	(49)	(159,558)
Class N	(61)	(190,661)	(15)	(25,739)
Class R6	(595)	(294,996)	(209)	(1,122)
Total	(1,151)	(1,912,668)	(273)	(186,419)
Total distributions	(12,224,178)	(3,606,243)	(475,985)	(219,978)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	225,613,010	453,462,208	13,661,126	26,053,038
Reinvestment of distributions	4,979,196	2,314,801	70,815	192,314
Cost of shares redeemed	(195,247,964)	(113,786,483)	(14,089,183)	(6,229,549)
Net increase (decrease) from capital transactions	35,344,242	341,990,526	(357,242)	20,015,803
CLASS N
Proceeds from shares sold	20,743,445	62,739,741	7,723,233	12,604,768
Reinvestment of distributions	461,243	337,887	3,805	25,695
Cost of shares redeemed	(10,953,816)	(11,001,877)	(4,747,545)	(7,706,384)
Net increase (decrease) from capital transactions	10,250,872	52,075,751	2,979,493	4,924,079
CLASS R6
Proceeds from shares sold	245,170,804	604,806,891	582,494,417	10,426,076
Reinvestment of distributions	6,698,589	584,681	353,862	1,396
Cost of shares redeemed	(78,710,066)	(48,619,870)	(13,489,985)	(105,385)
Net increase (decrease) from capital transactions	173,159,327	556,771,702	569,358,294	10,322,087
Net increase (decrease) in net assets resulting from capital transactions	218,754,441	950,837,979	571,980,545	35,261,969
Total increase (decrease) in net assets	247,805,417	895,584,347	605,139,111	32,197,003

NET ASSETS:
Beginning of period	1,114,227,323	218,642,976	41,808,864	9,611,861
End of period	$1,362,032,740	$1,114,227,323	$646,947,975	$41,808,864

Undistributed accumulated net investment income (loss)	$5,115,549	$7,912,780	$1,329,563	$212,998

The accompanying notes are an integral part of these financial statements.	(continued on p. 121)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR LARGE CAP MULTI -STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	37,047,708	12,425,605	2,165,764	667,089
Shares sold	16,847,192	32,729,614	1,092,220	1,971,201
Shares issued on reinvestment of distributions	364,509	165,579	5,656	14,805
Shares redeemed	(14,767,639)	(8,273,090)	(1,181,529)	(487,331)
Shares outstanding, end of period	39,491,770	37,047,708	2,082,111	2,165,764
CLASS N
Shares outstanding, beginning of period	4,528,366	774,591	463,666	104,362
Shares sold	1,565,252	4,524,196	619,205	958,712
Shares issued on reinvestment of distributions	33,865	24,221	305	1,981
Shares redeemed	(825,268)	(794,642)	(396,934)	(601,389)
Shares outstanding, end of period	5,302,215	4,528,366	686,242	463,666
CLASS R6
Shares outstanding, beginning of period	42,554,777	3,162,925	771,282	7,722
Shares sold	18,449,831	42,819,832	48,748,743	771,282
Shares issued on reinvestment of distributions	490,739	41,823	28,241	107
Shares redeemed	(5,915,904)	(3,469,803)	(1,101,611)	(7,829)
Shares outstanding, end of period	55,579,443	42,554,777	48,446,655	771,282

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$2,395,781	$4,484,141	$497,688	$3,809,337
Net realized gain (loss)	(14,425,831)	(10,741,439)	(27,678,394)	(10,325,813)
Net change in unrealized appreciation (depreciation)	10,518,606	(24,826,176)	31,869,455	(34,013,618)
Net increase (decrease) in net assets resulting from operations	(1,511,444)	(31,083,474)	4,688,749	(40,530,094)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(606,011)	(403,490)	(1,291,346)	(141,008)
Class N	(76,115)	(26,584)	(112,201)	(22,750)
Class R6	(3,911,376)	(577,980)	(3,422,346)	(690)
Total	(4,593,502)	(1,008,054)	(4,825,893)	(164,448)
Net realized gain:
Class I	—	(166,855)	—	—
Class N	—	(13,559)	—	—
Class R6	—	(214,047)	—	—
Total	—	(394,461)	—	—
Total distributions	(4,593,502)	(1,402,515)	(4,825,893)	(164,448)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	40,772,643	28,507,436	19,651,474	51,143,674
Reinvestment of distributions	603,182	569,269	1,285,557	141,008
Cost of shares redeemed	(19,918,810)	(11,623,854)	(12,973,981)	(10,102,839)
Net increase (decrease) from capital transactions	21,457,015	17,452,851	7,963,050	41,181,843
CLASS N
Proceeds from shares sold	5,370,336	5,611,389	3,749,894	6,496,864
Reinvestment of distributions	75,447	39,182	112,201	22,750
Cost of shares redeemed	(2,194,352)	(3,746,127)	(2,459,817)	(3,479,794)
Net increase (decrease) from capital transactions	3,251,431	1,904,444	1,402,278	3,039,820
CLASS R6
Proceeds from shares sold	51,110,130	268,169,384	23,873,433	182,921,207
Reinvestment of distributions	3,910,599	792,027	3,421,616	690
Cost of shares redeemed	(27,259,363)	(25,761,136)	(12,570,063)	(11,514,345)
Net increase (decrease) from capital transactions	27,761,366	243,200,275	14,724,986	171,407,552
Net increase (decrease) in net assets resulting from capital transactions	52,469,812	262,557,570	24,090,314	215,629,215
Total increase (decrease) in net assets	46,364,866	230,071,581	23,953,170	174,934,673

NET ASSETS:
Beginning of period	285,968,069	55,896,488	188,989,340	14,054,667
End of period	$332,332,935	$285,968,069	$212,942,510	$188,989,340

Undistributed accumulated net investment income (loss)	$1,654,281	$3,852,002	$(410,286)	$3,917,919

The accompanying notes are an integral part of these financial statements.	(continued on p. 123)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	3,920,915	2,331,110	5,981,726	1,161,585
Shares sold	4,108,626	2,593,860	2,384,921	5,827,607
Shares issued on reinvestment of distributions	57,666	52,661	159,696	14,582
Shares redeemed	(1,964,810)	(1,056,716)	(1,571,535)	(1,022,048)
Shares outstanding, end of period	6,122,397	3,920,915	6,954,808	5,981,726
CLASS N
Shares outstanding, beginning of period	406,162	240,807	549,846	239,916
Shares sold	507,403	501,312	466,408	667,815
Shares issued on reinvestment of distributions	7,220	3,621	13,938	2,355
Shares redeemed	(210,910)	(339,578)	(310,568)	(360,240)
Shares outstanding, end of period	709,875	406,162	719,624	549,846
CLASS R6
Shares outstanding, beginning of period	23,695,163	2,303,191	16,527,847	9,551
Shares sold	5,056,112	23,663,755	3,061,290	17,730,277
Shares issued on reinvestment of distributions	374,578	73,404	425,046	71
Shares redeemed	(2,712,475)	(2,345,187)	(1,592,822)	(1,212,052)
Shares outstanding, end of period	26,413,378	23,695,163	18,421,361	16,527,847

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15
OPERATIONS:
Net investment income (loss)	$512,635	$125,314	$43,732	$14,039
Net realized gain (loss)	37,085	(105,465)	(217,693)	(8,431)
Net change in unrealized appreciation (depreciation)	2,616,039	(1,838,323)	937,014	(220,177)
Net increase (decrease) in net assets resulting from operations	3,165,759	(1,818,474)	763,053	(214,569)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(29,888)	—	(19,379)	—
Class N	(419)	—	(1,994)	—
Class R6	(227,299)	—	(10,514)	—
Total	(257,606)	—	(31,887)	—
Net realized gain:
Class I	(7,959)	—	—	—
Class N	(210)	—	—	—
Class R6	(56,997)	—	—	—
Total	(65,166)	—	—	—
Total distributions	(322,772)	—	(31,887)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	25,924,235	2,399,875	7,896,635	1,942,079
Reinvestment of distributions	36,936	—	19,379	—
Cost of shares redeemed	(6,577,908)	(187,312)	(1,231,790)	(177,223)
Net increase (decrease) from capital transactions	19,383,263	2,212,563	6,684,224	1,764,856
CLASS N
Proceeds from shares sold	1,629,224	246,921	1,742,866	240,900
Reinvestment of distributions	629	—	1,994	—
Cost of shares redeemed	(129,228)	(102,252)	(41,637)	(100,700)
Net increase (decrease) from capital transactions	1,500,625	144,669	1,703,223	140,200
CLASS R6
Proceeds from shares sold	58,511,183	31,455,583	—	3,612,600
Reinvestment of distributions	284,187	—	10,514	—
Cost of shares redeemed	(7,597,830)	(3,069,148)	—	(1,812,600)
Net increase (decrease) from capital transactions	51,197,540	28,386,435	10,514	1,800,000
Net increase (decrease) in net assets resulting from capital transactions	72,081,428	30,743,667	8,397,961	3,705,056
Total increase (decrease) in net assets	74,924,415	28,925,193	9,129,127	3,490,487

NET ASSETS:
Beginning of period	28,925,193	—	3,490,487	—
End of period	$103,849,608	$28,925,193	$12,619,614	$3,490,487

Undistributed accumulated net investment income (loss)	$386,694	$131,665	$32,059	$20,214

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	221,606	—	184,697	—
Shares sold	2,756,143	240,148	905,945	202,916
Shares issued on reinvestment of distributions	3,777	—	2,079	—
Shares redeemed	(712,904)	(18,542)	(141,528)	(18,219)
Shares outstanding, end of period	2,268,622	221,606	951,193	184,697
CLASS N
Shares outstanding, beginning of period	14,363	—	13,941	—
Shares sold	176,579	24,461	202,545	23,941
Shares issued on reinvestment of distributions	64	—	214	—
Shares redeemed	(13,740)	(10,098)	(4,603)	(10,000)
Shares outstanding, end of period	177,266	14,363	212,097	13,941
CLASS R6
Shares outstanding, beginning of period	2,833,532	—	180,000	—
Shares sold	6,182,966	3,139,230	—	360,000
Shares issued on reinvestment of distributions	29,028	—	1,127	—
Shares redeemed	(805,709)	(305,698)	—	(180,000)
Shares outstanding, end of period	8,239,817	2,833,532	181,127	180,000

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15
OPERATIONS:
Net investment income (loss)	$629,625	$575,004	$495,533	$259,957
Net realized gain (loss)	(1,563,750)	(846,771)	(8,798,044)	(594,460)
Net change in unrealized appreciation (depreciation)	1,670,771	(3,641,376)	7,506,710	(2,421,505)
Net increase (decrease) in net assets resulting from operations	736,646	(3,913,143)	(795,801)	(2,756,008)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(140,652)	—	(32,378)	—
Class N	(3,650)	—	—	—
Class R6	(593,342)	—	(749,383)	—
Total	(737,644)	—	(781,761)	—
Total distributions	(737,644)	—	(781,761)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	17,960,596	3,758,322	9,994,274	3,658,322
Reinvestment of distributions	138,694	—	32,123	—
Cost of shares redeemed	(5,143,818)	(322,336)	(3,340,066)	(262,727)
Net increase (decrease) from capital transactions	12,955,472	3,435,986	6,686,331	3,395,595
CLASS N
Proceeds from shares sold	551,288	262,560	1,240,389	1,206,418
Reinvestment of distributions	3,650	—	—	—
Cost of shares redeemed	(137,786)	(107,281)	(964,934)	(122,033)
Net increase (decrease) from capital transactions	417,152	155,279	275,455	1,084,385
CLASS R6
Proceeds from shares sold	44,656,757	49,173,048	225,777,356	18,938,392
Reinvestment of distributions	593,184	—	749,355	—
Cost of shares redeemed	(5,824,133)	(4,122,563)	(7,741,084)	(1,413,989)
Net increase (decrease) from capital transactions	39,425,808	45,050,485	218,785,627	17,524,403
Net increase (decrease) in net assets resulting from capital transactions	52,798,432	48,641,750	225,747,413	22,004,383
Total increase (decrease) in net assets	52,797,434	44,728,607	224,169,851	19,248,375

NET ASSETS:
Beginning of period	44,728,607	—	19,248,375	—
End of period	$97,526,041	$44,728,607	$243,418,226	$19,248,375

Undistributed accumulated net investment income (loss)	$472,551	$580,570	$(25,520)	$260,708

The accompanying notes are an integral part of these financial statements.	(continued on p. 127)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE PERIOD 2/11/15*- 9/30/15
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	341,610	—	359,225	—
Shares sold	1,926,851	372,890	1,170,073	389,114
Shares issued on reinvestment of distributions	14,447	—	3,870	—
Shares redeemed	(561,250)	(31,280)	(408,679)	(29,889)
Shares outstanding, end of period	1,721,658	341,610	1,124,489	359,225
CLASS N
Shares outstanding, beginning of period	15,231	—	106,116	—
Shares sold	57,456	25,323	155,639	120,009
Shares issued on reinvestment of distributions	381	—	—	—
Shares redeemed	(14,109)	(10,092)	(109,785)	(13,893)
Shares outstanding, end of period	58,959	15,231	151,970	106,116
CLASS R6
Shares outstanding, beginning of period	4,395,156	—	1,849,302	—
Shares sold	4,966,170	4,790,830	26,583,153	1,985,791
Shares issued on reinvestment of distributions	61,726	—	90,284	—
Shares redeemed	(613,954)	(395,674)	(911,917)	(136,489)
Shares outstanding, end of period	8,809,098	4,395,156	27,610,822	1,849,302

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$6,008,546	$11,260,175	$1,174,629	$2,676,710
Net realized gain (loss)	29,031,995	60,159,968	(15,438,952)	2,010,388
Net change in unrealized appreciation (depreciation)	17,720,033	(66,301,497)	15,037,607	(10,193,167)
Net increase (decrease) in net assets resulting from operations	52,760,574	5,118,646	773,284	(5,506,069)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(8,820,091)	(5,966,543)	(2,497,115)	(520,487)
Class N	(462,621)	(274,098)	(45,047)	—
Class R6	(760,601)	(3,434)	(108,602)	(776)
Total	(10,043,313)	(6,244,075)	(2,650,764)	(521,263)
Net realized gain:
Class I	(62,191,159)	(84,910,757)	(1,362,253)	(34,089,287)
Class N	(4,768,963)	(7,008,345)	(36,403)	(840,081)
Class R6	(4,758,117)	(37,242)	(49,898)	(24,737)
Total	(71,718,239)	(91,956,344)	(1,448,554)	(34,954,105)
Total distributions	(81,761,552)	(98,200,419)	(4,099,318)	(35,475,368)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	106,641,975	211,226,314	39,974,129	161,169,039
Reinvestment of distributions	70,902,935	90,741,389	3,846,424	34,230,950
Cost of shares redeemed	(161,390,611)	(298,024,764)	(52,414,063)	(149,534,654)
Net increase (decrease) from capital transactions	16,154,299	3,942,939	(8,593,510)	45,865,335
CLASS N
Proceeds from shares sold	10,864,905	16,481,731	1,656,012	2,574,174
Reinvestment of distributions	5,231,584	7,275,650	81,450	840,081
Cost of shares redeemed	(21,732,116)	(28,023,112)	(893,409)	(1,567,273)
Net increase (decrease) from capital transactions	(5,635,627)	(4,265,731)	844,053	1,846,982
CLASS R6
Proceeds from shares sold	18,098,290	73,727,793	7,271,216	90,053,626
Reinvestment of distributions	5,501,528	40,676	157,097	25,513
Cost of shares redeemed	(13,835,133)	(7,379,515)	(84,005,256)	(3,424,682)
Net increase (decrease) from capital transactions	9,764,685	66,388,954	(76,576,943)	86,654,457
Net increase (decrease) in net assets resulting from capital transactions	20,283,357	66,066,162	(84,326,400)	134,366,774
Total increase (decrease) in net assets	(8,717,621)	(27,015,611)	(87,652,434)	93,385,337

NET ASSETS:
Beginning of period	1,005,622,748	1,032,638,359	401,843,374	308,458,037
End of period	$996,905,127	$1,005,622,748	$314,190,940	$401,843,374

Undistributed accumulated net investment income (loss)	$3,509,477	$7,544,244	$415,240	$1,891,375

The accompanying notes are an integral part of these financial statements.	(continued on p. 129)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	43,794,416	43,544,682	16,557,893	14,280,666
Shares sold	5,498,877	9,913,694	2,158,553	7,627,885
Shares issued on reinvestment of distributions	3,643,522	4,352,105	197,151	1,676,344
Shares redeemed	(8,348,260)	(14,016,065)	(2,780,856)	(7,027,002)
Shares outstanding, end of period	44,588,555	43,794,416	16,132,741	16,557,893
CLASS N
Shares outstanding, beginning of period	3,440,002	3,628,327	431,529	342,381
Shares sold	566,373	775,166	90,570	122,447
Shares issued on reinvestment of distributions	268,699	348,952	4,190	41,282
Shares redeemed	(1,157,586)	(1,312,443)	(46,853)	(74,581)
Shares outstanding, end of period	3,117,488	3,440,002	479,436	431,529
CLASS R6
Shares outstanding, beginning of period	3,158,235	5,987	4,056,213	4,529
Shares sold	905,995	3,496,747	376,768	4,213,475
Shares issued on reinvestment of distributions	283,438	1,954	8,069	1,251
Shares redeemed	(712,457)	(346,453)	(4,118,885)	(163,042)
Shares outstanding, end of period	3,635,211	3,158,235	322,165	4,056,213

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$1,893,053	$6,496,457	$18,058	$181,332
Net realized gain (loss)	(18,896,079)	(20,031,827)	(1,304,375)	(1,222,390)
Net change in unrealized appreciation (depreciation)	24,525,936	(15,530,299)	1,578,774	(762,821)
Net increase (decrease) in net assets resulting from operations	7,522,910	(29,065,669)	292,457	(1,803,879)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,299,494)	(5,801,763)	(182,437)	(65,400)
Class N	(446,579)	(766,472)	(25,974)	(8,023)
Class R6	(549,818)	(2,173)	(7,466)	(894)
Total	(5,295,891)	(6,570,408)	(215,877)	(74,317)
Net realized gain:
Class I	—	(3,099,138)	—	—
Class N	—	(466,349)	—	—
Class R6	—	(1,071)	—	—
Total	—	(3,566,558)	—	—
Total distributions	(5,295,891)	(10,136,966)	(215,877)	(74,317)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	35,085,841	97,248,698	2,313,519	4,293,630
Reinvestment of distributions	4,297,414	8,899,111	182,437	65,400
Cost of shares redeemed	(26,605,402)	(96,079,086)	(902,192)	(2,372,015)
Net increase (decrease) from capital transactions	12,777,853	10,068,723	1,593,764	1,987,015
CLASS N
Proceeds from shares sold	4,189,918	7,066,299	579,943	378,938
Reinvestment of distributions	446,579	1,232,821	25,974	8,023
Cost of shares redeemed	(7,020,750)	(8,527,367)	(132,669)	(63,400)
Net increase (decrease) from capital transactions	(2,384,253)	(228,247)	473,248	323,561
CLASS R6
Proceeds from shares sold	9,167,972	35,571,124	678,434	1,370
Reinvestment of distributions	549,818	3,244	7,466	894
Cost of shares redeemed	(7,477,301)	(2,500,800)	(160,285)	—
Net increase (decrease) from capital transactions	2,240,489	33,073,568	525,615	2,264
Net increase (decrease) in net assets resulting from capital transactions	12,634,089	42,914,044	2,592,627	2,312,840
Total increase (decrease) in net assets	14,861,108	3,711,409	2,669,207	434,644

NET ASSETS:
Beginning of period	323,699,951	319,988,542	7,823,364	7,388,720
End of period	$33,8561,059	$323,699,951	$10,492,571	$7,823,364

Undistributed accumulated net investment income (loss)	$1,491,592	$4,894,430	$(32,681)	$165,138

The accompanying notes are an integral part of these financial statements.	(continued on p. 131)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	19,429,009	18,723,227	797,764	625,023
Shares sold	2,652,473	6,823,888	308,276	424,961
Shares issued on reinvestment of distributions	318,799	637,472	22,607	6,877
Shares redeemed	(1,988,163)	(6,755,578)	(114,123)	(259,097)
Shares outstanding, end of period	20,412,118	19,429,009	1,014,524	797,764
CLASS N
Shares outstanding, beginning of period	2,678,581	2,690,049	136,798	103,336
Shares sold	319,477	497,298	74,832	39,542
Shares issued on reinvestment of distributions	33,178	88,501	3,214	844
Shares redeemed	(528,200)	(597,267)	(15,436)	(6,924)
Shares outstanding, end of period	2,503,036	2,678,581	199,408	136,798
CLASS R6
Shares outstanding, beginning of period	2,346,761	6,435	9,662	9,407
Shares sold	689,799	2,511,328	88,154	161
Shares issued on reinvestment of distributions	40,849	233	925	94
Shares redeemed	(562,533)	(171,235)	(22,548)	—
Shares outstanding, end of period	2,514,876	2,346,761	76,193	9,662

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$916,103	$1,390,660	$100,774	$131,332
Net realized gain (loss)	(1,973,994)	(1,325,195)	(1,082,004)	(175,799)
Net change in unrealized appreciation (depreciation)	8,333,527	(783,566)	674,470	26,802
Net increase (decrease) in net assets resulting from operations	7,275,636	(718,101)	(306,760)	(17,665)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(560,699)	(570,768)	(152,199)	(14,503)
Class N	(1,335)	(366)	(815)	—
Class R6	(853,432)	(587)	(1,020)	(257)
Total	(1,415,466)	(571,721)	(154,034)	(14,760)
Net realized gain:
Class I	—	(1,895,534)	—	(537,085)
Class N	—	(2,336)	—	(4,583)
Class R6	—	(1,710)	—	(3,495)
Total	—	(1,899,580)	—	(545,163)
Total distributions	(1,415,466)	(2,471,301)	(154,034)	(559,923)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	12,300,800	46,249,904	13,450,766	13,596,226
Reinvestment of distributions	559,771	2,465,957	152,199	551,580
Cost of shares redeemed	(9,161,956)	(94,078,583)	(6,281,482)	(8,271,400)
Net increase (decrease) from capital transactions	3,698,615	(45,362,722)	7,321,483	5,876,406
CLASS N
Proceeds from shares sold	11,765	59,000	17,000	—
Reinvestment of distributions	1,335	2,702	815	4,583
Cost of shares redeemed	—	(48,058)	—	—
Net increase (decrease) from capital transactions	13,100	13,644	17,815	4,583
CLASS R6
Proceeds from shares sold	16,077,385	86,282,195	61,870	—
Reinvestment of distributions	853,432	2,297	1,020	3,752
Cost of shares redeemed	(11,301,194)	(12,835,621)	(9,574)	—
Net increase (decrease) from capital transactions	5,629,623	73,448,871	53,316	3,752
Net increase (decrease) in net assets resulting from capital transactions	9,341,338	28,099,793	7,392,614	5,884,741
Total increase (decrease) in net assets	15,201,508	24,910,391	6,931,820	5,307,153

NET ASSETS:
Beginning of period	126,484,671	101,574,280	20,216,688	14,909,535
End of period	$141,686,179	$126,484,671	$27,148,508	$20,216,688

Undistributed accumulated net investment income (loss)	$578,155	$1,077,518	$55,281	$108,541

The accompanying notes are an integral part of these financial statements.	(continued on p. 133)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	3,613,144	6,375,044	1,377,919	998,131
Shares sold	777,639	2,855,438	938,980	875,065
Shares issued on reinvestment of distributions	34,321	151,565	10,174	35,910
Shares redeemed	(580,895)	(5,768,903)	(444,734)	(531,187)
Shares outstanding, end of period	3,844,209	3,613,144	1,882,339	1,377,919
CLASS N
Shares outstanding, beginning of period	9,457	8,660	8,788	8,489
Shares sold	760	3,546	1,146	—
Shares issued on reinvestment of distributions	82	166	54	299
Shares redeemed	—	(2,915)	—	—
Shares outstanding, end of period	10,299	9,457	9,988	8,788
CLASS R6
Shares outstanding, beginning of period	4,517,716	6,337	6,717	6,472
Shares sold	1,020,375	5,283,178	4,295	—
Shares issued on reinvestment of distributions	52,422	141	68	245
Shares redeemed	(720,548)	(771,940)	(628)	—
Shares outstanding, end of period	4,869,965	4,517,716	10,452	6,717

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$502,966	$1,282,003	$3,497,946	$3,034,473
Net realized gain (loss)	(3,606,444)	(6,843,718)	2,137,670	17,594,621
Net change in unrealized appreciation (depreciation)	4,922,557	(1,536,690)	34,222,158	267,210
Net increase (decrease) in net assets resulting from operations	1,819,079	(7,098,405)	39,857,774	20,896,304

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(284,457)	(1,175,400)	(2,142,472)	(3,243,005)
Class N	(1,787)	(1,938)	(528,218)	(320,128)
Class R6	(826,613)	(1,973)	(591,390)	(2,267)
Total	(1,112,857)	(1,179,311)	(3,262,080)	(3,565,400)
Net realized gain:
Class I	—	(271,071)	(11,772,261)	(4,763,948)
Class N	—	(502)	(3,153,506)	(581,240)
Class R6	—	(428)	(2,966,065)	(2,984)
Total	—	(272,001)	(17,891,832)	(5,348,172)
Total distributions	(1,112,857)	(1,451,312)	(21,153,912)	(8,913,572)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	10,795,226	34,627,692	198,756,075	86,200,229
Reinvestment of distributions	284,457	1,446,199	13,906,906	8,002,469
Cost of shares redeemed	(7,113,668)	(88,358,791)	(62,050,467)	(171,466,612)
Net increase (decrease) from capital transactions	3,966,015	(52,284,900)	150,612,514	(77,263,914)
CLASS N
Proceeds from shares sold	29,921	—	101,214,105	26,517,517
Reinvestment of distributions	1,787	2,440	3,681,724	901,368
Cost of shares redeemed	(14,300)	—	(15,228,919)	(26,705,671)
Net increase (decrease) from capital transactions	17,408	2,440	89,666,910	713,214
CLASS R6
Proceeds from shares sold	21,159,316	58,393,918	119,147,097	—
Reinvestment of distributions	826,613	2,401	3,557,455	5,251
Cost of shares redeemed	(11,432,806)	(7,591,717)	(16,605,600)	—
Net increase (decrease) from capital transactions	10,553,123	50,804,602	106,098,952	5,251
Net increase (decrease) in net assets resulting from capital transactions	14,536,546	(1,477,858)	346,378,376	(76,545,449)
Total increase (decrease) in net assets	15,242,768	(10,027,575)	365,082,238	(64,562,717)

NET ASSETS:
Beginning of period	71,804,764	81,832,339	189,206,310	253,769,027
End of period	$87,047,532	$71,804,764	$554,288,548	$189,206,310

Undistributed accumulated net investment income (loss)	$414,722	$1,024,613	$2,323,902	$2,088,036

The accompanying notes are an integral part of these financial statements.	(continued on p. 135)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015

CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	2,026,170	6,235,784	10,821,982	15,984,434
Shares sold	926,318	2,765,327	13,477,102	5,842,476
Shares issued on reinvestment of distributions	23,724	117,101	967,774	551,514
Shares redeemed	(610,471)	(7,092,042)	(4,296,063)	(11,556,442)
Shares outstanding, end of period	2,365,741	2,026,170	20,970,795	10,821,982
CLASS N
Shares outstanding, beginning of period	8,782	8,584	2,092,861	2,054,040
Shares sold	2,489	—	6,909,616	1,775,969
Shares issued on reinvestment of distributions	150	198	256,209	62,035
Shares redeemed	(1,218)	—	(1,048,414)	(1,799,183)
Shares outstanding, end of period	10,203	8,782	8,210,272	2,092,861
CLASS R6
Shares outstanding, beginning of period	4,102,795	7,321	7,440	7,077
Shares sold	1,801,750	4,688,648	8,283,239	—
Shares issued on reinvestment of distributions	69,173	194	248,079	363
Shares redeemed	(978,247)	(593,368)	(1,133,324)	—
Shares outstanding, end of period	4,995,471	4,102,795	7,405,434	7,440

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares for AQR TM International Momentum Style Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$367,302	$761,962	$160,056	$1,342,996
Net realized gain (loss)	(410,863)	(542,246)	(1,444,391)	(8,718,405)
Net change in unrealized appreciation (depreciation)	2,848,637	(2,713,287)	3,709,990	(4,655,925)
Net increase (decrease) in net assets resulting from operations	2,805,076	(2,493,571)	2,425,655	(12,031,334)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(763,796)	(709,481)	(1,068,331)	(1,397,556)
Class N	(2,117)	—	(1,572)	—
Class R6	(1,972)	(2,619)	(2,585)	(1,702)
Total	(767,885)	(712,100)	(1,072,488)	(1,399,258)
Net realized gain:
Class I	—	(631,276)	—	—
Class N	—	(3,943)	—	—
Class R6	—	(2,162)	—	—
Total	—	(637,381)	—	—
Total distributions	(767,885)	(1,349,481)	(1,072,488)	(1,399,258)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	16,034,855	17,136,089	18,628,118	52,553,380
Reinvestment of distributions	763,231	1,337,505	1,060,287	1,392,152
Cost of shares redeemed	(4,136,303)	(7,791,797)	(4,917,470)	(83,482,698)
Net increase (decrease) from capital transactions	12,661,783	10,681,797	14,770,935	(29,537,166)
CLASS N
Proceeds from shares sold	1,500,565	40,193	554,643	17,599
Reinvestment of distributions	2,117	3,943	1,572	—
Cost of shares redeemed	(50,860)	(339,848)	(472,898)	(882,569)
Net increase (decrease) from capital transactions	1,451,822	(295,712)	83,317	(864,970)
CLASS R6
Proceeds from shares sold	17,311,703	—	133,181	—
Reinvestment of distributions	1,972	4,781	2,585	1,702
Net increase (decrease) from capital transactions	17,313,675	4,781	135,766	1,702
Net increase (decrease) in net assets resulting from capital transactions	31,427,280	10,390,866	14,990,018	(30,400,434)
Total increase (decrease) in net assets	33,464,471	6,547,814	16,343,185	(43,831,026)

NET ASSETS:
Beginning of period	34,420,600	27,872,786	27,349,573	71,180,599
End of period	$67,885,071	$34,420,600	$43,692,758	$27,349,573

Undistributed accumulated net investment income (loss)	$217,103	$617,686	$9,197	$921,629

The accompanying notes are an integral part of these financial statements.	(continued on p. 137)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,121,519	2,208,372	3,314,071	6,698,530
Shares sold	1,452,349	1,458,582	2,320,061	5,361,095
Shares issued on reinvestment of distributions	69,133	115,902	134,896	144,865
Shares redeemed	(369,778)	(661,337)	(615,533)	(8,890,419)
Shares outstanding, end of period	4,273,223	3,121,519	5,153,495	3,314,071
CLASS N
Shares outstanding, beginning of period	12,556	37,419	6,419	97,323
Shares sold	134,168	3,258	64,484	1,781
Shares issued on reinvestment of distributions	187	333	195	—
Shares redeemed	(4,403)	(28,454)	(55,489)	(92,685)
Shares outstanding, end of period	142,508	12,556	15,609	6,419
CLASS R6
Shares outstanding, beginning of period	8,096	7,680	9,146	8,969
Shares sold	1,506,131	—	17,454	—
Shares issued on reinvestment of distributions	179	416	330	177
Shares outstanding, end of period	1,514,406	8,096	26,930	9,146

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015
OPERATIONS:
Net investment income (loss)	$1,395,625	$5,680,257	$4,939,734	$16,785,802
Net realized gain (loss)	11,479,554	14,179,971	5,693,537	(2,276,413)
Net change in unrealized appreciation (depreciation)	4,289,361	(26,177,167)	16,762,342	(46,846,590)
Net increase (decrease) in net assets resulting from operations	17,164,540	(6,316,939)	27,395,613	(32,337,201)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(506,575)	(44,059)	(6,541,592)	(7,468,588)
Class N	(6,423)	(33,397)	(614,398)	(1,067,058)
Class R6	(1,217,400)	(1,362,728)	(656,409)	(3,120,675)
Class Y	(3,414,898)	(4,184,608)	(8,051,362)	(12,814,382)
Total	(5,145,296)	(5,624,792)	(15,863,761)	(24,470,703)
Net realized gain:
Class I	(1,816,068)	(252,903)	(3,956,397)	(12,413,847)
Class N	(43,077)	(201,754)	(441,881)	(1,953,495)
Class R6	(4,517,439)	(7,229,201)	(382,785)	(4,966,615)
Class Y	(11,253,865)	(20,189,254)	(4,100,460)	(19,017,323)
Total	(17,630,449)	(27,873,112)	(8,881,523)	(38,351,280)
Total distributions	(22,775,745)	(33,497,904)	(24,745,284)	(62,821,983)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	2,072,115	36,134,787	51,625,818	152,854,438
Reinvestment of distributions	2,322,643	290,801	9,424,064	17,337,012
Cost of shares redeemed	(4,042,930)	(2,514,719)	(48,302,084)	(60,857,843)
Net increase (decrease) from capital transactions	351,828	33,910,869	12,747,798	109,333,607
CLASS N
Proceeds from shares sold	716,529	1,427,222	3,508,445	8,515,077
Reinvestment of distributions	49,060	235,151	981,695	2,881,032
Cost of shares redeemed	(62,933)	(1,826,441)	(3,609,022)	(9,639,791)
Net increase (decrease) from capital transactions	702,656	(164,068)	881,118	1,756,318
CLASS R6
Proceeds from shares sold	11,065,007	10,400,000	3,210,317	1,925,813
Reinvestment of distributions	5,734,839	8,591,929	1,039,194	8,087,290
Cost of shares redeemed	—	—	(257,858)	(74,041,677)
Net increase (decrease) from capital transactions	16,799,846	18,991,929	3,991,653	(64,028,574)
CLASS Y
Proceeds from shares sold	—	2,812,030	—	—
Reinvestment of distributions	14,668,763	24,373,862	12,151,822	31,831,705
Cost of shares redeemed	(122,860,819)	(272,727)	—	(34,988,570)
Redemption fees	122,861	5,514	—	35,000
Net increase (decrease) from capital transactions	(108,069,195)	26,918,679	12,151,822	(3,121,865)
Net increase (decrease) in net assets resulting from capital transactions	(90,214,865)	79,657,409	29,772,391	43,939,486
Total increase (decrease) in net assets	(95,826,070)	39,842,566	32,422,720	(51,219,698)

NET ASSETS:
Beginning of period	332,145,158	292,302,592	738,811,050	790,030,748
End of period	$236,319,088	$332,145,158	$771,233,770	$738,811,050

Undistributed accumulated net investment income (loss)	$537,951	$4,287,622	$1,759,189	$12,683,216

The accompanying notes are an integral part of these financial statements.	(continued on p. 139)

AQR Funds	Semi-Annual Report	March 2016

Statements of Changes in Net Assets	March 31, 2016

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2015

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,380,799	279,524	33,377,117	22,556,156
Shares sold	271,364	4,367,231	5,457,177	14,903,085
Shares issued on reinvestment of distributions	302,087	35,946	985,781	1,742,414
Shares redeemed	(533,949)	(301,902)	(5,010,484)	(5,824,538)
Shares outstanding, end of period	4,420,301	4,380,799	34,809,591	33,377,117
CLASS N
Shares outstanding, beginning of period	98,923	127,426	3,703,495	3,527,546
Shares sold	97,415	162,394	357,968	801,790
Shares issued on reinvestment of distributions	6,405	29,284	100,790	284,406
Shares redeemed	(8,425)	(220,181)	(373,191)	(910,247)
Shares outstanding, end of period	194,318	98,923	3,789,062	3,703,495
CLASS R6
Shares outstanding, beginning of period	10,836,304	8,489,461	3,212,966	8,984,668
Shares sold	1,457,517	1,288,724	315,141	183,148
Shares issued on reinvestment of distributions	741,067	1,058,119	102,687	770,218
Shares redeemed	—	—	(26,193)	(6,725,068)
Shares outstanding, end of period	13,034,888	10,836,304	3,604,601	3,212,966
CLASS Y
Shares outstanding, beginning of period	26,995,455	23,708,830	34,301,988	34,443,561
Shares sold	—	322,420	—	—
Shares issued on reinvestment of distributions	1,895,655	2,998,015	1,201,960	3,031,591
Shares redeemed	(15,768,773)	(33,810)	—	(3,173,164)
Shares outstanding, end of period	13,122,337	26,995,455	35,503,948	34,301,988

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.25	0.10		0.34	0.44	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.06	[9]	1.03	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.19	0.08		0.35	0.43	(0.09)	(0.00)[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.04	[9]	1.05	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.25	0.10		0.36	0.46	(0.14)	(0.00)[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.32	0.04		0.00 [7]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$12.30	0.06		0.29	0.35	(0.03)	(0.00)[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[13]	0.02 [14]	0.14	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[15]	0.57	0.62	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.03	[9]	1.85	1.88	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$12.25	0.04		0.29	0.33	(0.00)[7]	(0.00)[7]	(0.00)[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[13]	0.01 [14]	0.10	(0.00)[7]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[15]	0.56	0.57	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.01	[9]	1.86	1.87	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$12.31	0.08		0.28	0.36	(0.04)	(0.00)[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[13]	0.00 [7,14]	0.15	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[12]—9/30/14	$12.95	0.01	[15]	(0.61)[14]	(0.60)	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.21	0.08		(0.13)	(0.05)	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[13]	(1.26)	(0.99)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [14]	0.29	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.13	[9]	1.15	1.28	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.20	0.07		(0.15)	(0.08)	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[13]	(1.25)	(1.01)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [14]	0.25	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.15	[9]	1.12	1.27	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.20	0.08		(0.13)	(0.05)	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[13]	(1.28)	(0.98)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[12]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.57	3.34%	$536,075	0.42%	0.42%	0.44%	1.45%	24%
$13.25	0.03%	$490,709	0.49%	0.49%	0.54%	1.17%	59%
$13.36	21.39%	$166,058	0.54%	0.54%	0.71%	1.17%	277%
$11.09	10.90%	$18,811	0.54%	0.54%	1.80%[10,11]	1.09%[9]	223%

$13.53	3.27%	$71,742	0.70%	0.70%	0.71%	1.18%	24%
$13.19	(0.25)%	$59,733	0.74%	0.74%	0.79%	0.93%	59%
$13.33	21.05%	$10,328	0.79%	0.79%	1.14%	0.90%	277%
$11.09	10.90%	$1,403	0.79%	0.79%	4.30%[10,11]	0.72%[9]	223%

$13.57	3.43%	$754,216	0.35%	0.35%	0.37%	1.51%	24%
$13.25	0.07%	$563,785	0.36%	0.36%	0.42%	1.28%	59%
$13.36	0.30%	$42,256	0.44%	0.44%	0.61%	1.23%	277%

$12.62	2.83%	$26,282	0.63%	0.63%	0.74%	0.89%	57%
$12.30	1.02%	$26,634	0.68%	0.68%	1.17%	0.88%[13]	228%
$12.34	5.13%	$8,233	0.75%	0.75%	2.58%	0.37%[15]	189%
$11.88	18.80%	$2,184	0.75%	0.75%	5.84%[10]	0.45%[9]	70%

$12.58	2.73%	$8,634	0.87%	0.87%	0.97%	0.70%	57%
$12.25	0.72%	$5,681	0.93%	0.93%	1.40%	0.65%[13]	228%
$12.30	4.78%	$1,284	1.00%	1.00%	3.27%	0.11%[15]	189%
$11.87	18.70%	$1,381	1.00%	1.00%	6.40%[10]	0.17%[9]	70%

$12.63	2.90%	$612,032	0.55%	0.55%	0.58%	1.37%	57%
$12.31	1.06%	$9,494	0.55%	0.55%	0.96%	1.17%[13]	228%
$12.35	(4.63)%	$95	0.65%	0.65%	2.34%	0.45%[15]	189%

$10.01	(0.56)%	$61,277	0.58%	0.58%	0.65%	1.66%	51%
$10.21	(8.78)%	$40,047	0.64%	0.64%	0.82%	2.45%[13]	236%
$11.47	2.53%	$26,729	0.70%	0.70%	1.38%	2.36%	204%
$11.28	12.80%	$15,810	0.70%	0.70%	2.16%[10]	2.25%[9]	218%

$9.99	(0.81)%	$7,095	0.83%	0.83%	0.90%	1.33%	51%
$10.20	(8.92)%	$4,142	0.88%	0.88%	1.06%	2.19%[13]	236%
$11.44	2.19%	$2,756	0.95%	0.95%	1.85%	2.02%	204%
$11.27	12.70%	$2,154	0.95%	0.95%	4.10%[10]	2.65%[9]	218%

$9.99	(0.57)%	$263,961	0.50%	0.50%	0.57%	1.53%	51%
$10.20	(8.68)%	$241,780	0.51%	0.51%	0.66%	2.70%[13]	236%
$11.47	(3.94)%	$26,412	0.60%	0.60%	1.34%	5.13%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.19	0.02	0.15	0.17	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27	(1.97)	(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14	(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.17	0.01	0.15	0.16	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29	(2.01)	(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14	(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.20	0.02	0.14	0.16	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45	(2.14)	(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.47	0.05	(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.42	0.08	0.28	0.36	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08	(0.66)	(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.40	0.08	0.26	0.34	(0.03)	(0.01)	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06	(0.66)	(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.42	0.08	0.28	0.36	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08	(0.66)	(0.58)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.21	0.06	0.18	0.24	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.05	(0.84)	(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.20	0.05	0.17	0.22	(0.05)	—	(0.05)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.04	(0.84)	(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.22	0.05	0.19	0.24	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06	(0.84)	(0.78)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.40	0.08	(0.16)[14]	(0.08)	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18	(0.78)	(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.39	0.07	(0.16)[14]	(0.09)	(0.11)	—	(0.11)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.15	(0.76)	(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.41	0.09	(0.17)[14]	(0.08)	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18	(0.77)	(0.59)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.31	0.02	0.12 [14]	0.14	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.21	(1.90)	(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.30	0.02	0.12 [14]	0.14	—	—	—
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.19	(1.89)	(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.32	0.02	0.13 [14]	0.15	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.22	(1.90)	(1.68)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.16	2.09%	$56,720	0.68%	0.68%	0.84%	0.49%	64%
$8.19	(17.14)%	$48,992	0.79%	0.79%	1.39%	2.79%	317%
$9.96	(0.40)%	$11,572	0.85%	0.85%	3.30%[10,11]	3.49%	154%

$8.15	1.96%	$5,864	0.96%	0.96%	1.12%	0.21%	64%
$8.17	(17.34)%	$4,494	1.04%	1.04%	1.61%	2.98%	317%
$9.95	(0.50)%	$2,388	1.10%	1.10%	3.55%[10,11]	3.49%	154%

$8.16	2.01%	$150,359	0.65%	0.65%	0.81%	0.52%	64%
$8.20	(17.06)%	$135,503	0.65%	0.65%	0.89%	4.66%	317%
$9.96	(4.87)%	$95	0.75%	0.75%	2.73%[10,11]	2.09%	154%

$9.72	3.82%	$22,045	0.37%	0.37%	0.57%[10]	1.72%	113%
$9.42	(5.80)%	$2,087	0.46%	0.46%	1.66%[10]	1.20%	207%

$9.70	3.59%	$1,720	0.61%	0.61%	0.79%[10]	1.62%	113%
$9.40	(6.00)%	$135	0.70%	0.70%	2.48%[10]	0.99%	207%

$9.72	3.86%	$80,085	0.35%	0.35%	0.59%[10]	1.70%	113%
$9.42	(5.80)%	$26,703	0.36%	0.36%	1.41%[10]	1.33%	207%

$9.39	2.59%	$8,930	0.59%	0.59%	2.44%[10]	1.27%	145%
$9.21	(7.90)%	$1,702	0.65%	0.65%	5.66%[10]	0.77%	98%

$9.37	2.40%	$1,987	0.81%	0.81%	2.37%[10]	1.16%	145%
$9.20	(8.00)%	$128	0.92%	0.92%	6.53%[10]	0.59%	98%

$9.40	2.59%	$1,703	0.55%	0.55%	3.00%[10]	1.16%	145%
$9.22	(7.80)%	$1,660	0.57%	0.57%	6.28%[10]	0.96%	98%

$9.20	(0.90)%	$15,841	0.54%	0.54%	0.80%[10]	1.77%	84%
$9.40	(6.00)%	$3,213	0.61%	0.61%	1.42%[10]	2.85%	172%

$9.19	(1.04)%	$542	0.79%	0.79%	1.04%[10]	1.59%	84%
$9.39	(6.10)%	$143	0.81%	0.81%	2.65%[10]	2.28%	172%

$9.21	(0.87)%	$81,143	0.50%	0.50%	0.76%[10]	1.91%	84%
$9.41	(5.90)%	$41,373	0.51%	0.51%	1.22%[10]	2.81%	172%

$8.42	1.74%	$9,473	0.70%	0.70%	0.84%[10]	0.52%	167%
$8.31	(16.90)%	$2,986	0.77%	0.77%	2.66%[10]	3.46%	173%

$8.44	1.69%	$1,282	0.93%	0.93%	1.11%[10]	0.49%	167%
$8.30	(17.00)%	$881	1.03%	1.03%	3.06%[10]	3.08%	173%

$8.43	1.78%	$232,663	0.65%	0.65%	0.79%[10]	0.57%	167%
$8.32	(16.80)%	$15,381	0.67%	0.67%	2.46%[10]	3.66%	173%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$19.96	0.12		1.00	1.12	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[9]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[16]	2.16	2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.40	0.15		(0.54)	(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$12.19	0.06		2.21	2.27	(0.02)	(0.04)	(0.06)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$19.92	0.09		1.00	1.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[9]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.02	0.01	[16]	0.02	0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$19.94	0.13		0.99	1.12	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$21.90	0.04		(0.05)[14]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$19.10	0.07		(0.37)	(0.30)	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[13]	0.26 [14]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,15]	0.73	0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[9]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[16]	2.50	2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.39	0.04		(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.40	0.03		3.13	3.16	(0.03)	(0.14)	(0.17)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$18.99	0.04		(0.37)	(0.33)	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[13]	0.26 [14]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[15]		0.73	0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[9]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.09	0.02	[16]	0.32	0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$19.09	0.06		(0.37)	(0.31)	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[13]	0.29 [14]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[12]—9/30/14	$22.08	0.01	[15]	(0.99)[14]	(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$19.42	5.58%	$865,908	0.40%	0.40%	0.42%	1.21%	49%
$19.96	0.18%	$874,115	0.45%	0.45%	0.50%	1.06%	90%
$21.89	16.86%	$953,235	0.49%	0.49%	0.55%	0.55%	83%
$19.65	22.35%	$719,389	0.49%	0.49%	0.55%[10]	0.88%[9]	62%
$16.06	17.49%	$490,442	0.50%	0.49%	0.58%	1.69%[16]	68%
$13.89	(2.68)%	$302,755	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491	0.49%	0.49%	0.98%	1.37%	180%

$19.42	5.46%	$60,543	0.65%	0.65%	0.68%	0.94%	49%
$19.92	(0.10)%	$68,535	0.70%	0.70%	0.77%	0.81%	90%
$21.85	16.59%	$79,272	0.74%	0.74%	0.83%	0.30%	83%
$19.61	22.18%	$70,265	0.74%	0.74%	0.83%[10]	0.64%[9]	62%
$16.05	0.19%	$58,422	0.75%	0.74%	0.82%	1.19%[16]	68%

$19.38	5.62%	$70,454	0.30%	0.30%	0.33%	1.31%	49%
$19.94	0.28%	$62,973	0.31%	0.31%	0.36%	1.09%	90%
$21.89	(0.05)%	$131	0.39%	0.39%	0.48%	0.75%	83%

$18.56	(1.63)%	$299,365	0.59%	0.59%	0.66%	0.70%	44%
$19.10	1.17%	$316,232	0.63%	0.62%	0.68%	0.69%[13]	86%
$21.09	3.07%	$301,173	0.65%	0.65%	0.68%	0.01%[15]	83%
$21.77	32.50%	$242,675	0.65%	0.65%	0.68%[10,11]	0.60%[9]	49%
$16.43	19.62%	$145,770	0.66%	0.65%	0.72%	1.44%[16]	73%
$13.89	(2.62)%	$100,534	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,505	0.65%	0.65%	1.85%	0.66%	380%

$18.48	(1.74)%	$8,858	0.83%	0.83%	0.90%	0.47%	44%
$18.99	0.89%	$8,195	0.88%	0.87%	0.94%	0.43%[13]	86%
$21.00	2.83%	$7,189	0.90%	0.90%	1.04%	(0.26)%[15]	83%
$21.73	32.26%	$1,668	0.90%	0.90%	4.82%[10,11]	0.18%[9]	49%
$16.43	2.11%	$10	0.90%	0.90%	135.33%[17]	3.36%[16]	73%

$18.52	(1.65)%	$5,968	0.50%	0.50%	0.56%	0.61%	44%
$19.09	1.25%	$77,416	0.50%	0.50%	0.59%	0.62%[13]	86%
$21.10	(4.44)%	$96	0.55%	0.55%	0.63%	0.13%[15]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.24	0.08		0.22	0.30	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[15]	(0.36)	(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[9]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$13.62	0.29		(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.98	0.08		1.62	1.70	(0.05)	(0.01)	(0.06)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.19	0.06		0.22	0.28	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[15]	(0.35)	(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[9]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$12.95	—		0.13	0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$13.23	0.08		0.23	0.31	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.54	0.05	[15]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.29	0.02		0.05	0.07	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)	(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.27	0.01		0.06	0.07	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)	(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.30	0.02		0.06	0.08	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)	(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.63	0.05		(0.66)[14]	(0.61)	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$15.54	0.10		0.77	0.87	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[9]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[16]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$15.50	0.09		0.77	0.86	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[9]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.12	0.01	[16]	0.00 [7]	0.01	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$15.54	0.11		0.77	0.88	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [7]	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.32	2.25%	$271,840	0.55%	0.55%	0.62%	1.17%	43%
$13.24	(8.40)%	$257,299	0.60%	0.60%	0.68%	1.95%	112%
$14.95	(0.64)%	$279,838	0.65%	0.65%	0.71%	1.73%[15]	98%
$15.29	16.81%	$219,002	0.65%	0.65%	0.73%[10]	2.09%[9]	76%
$13.09	17.92%	$127,673	0.66%	0.65%	0.80%	2.41%	116%
$11.37	(14.42)%	$77,225	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091	0.65%	0.65%	1.46%	1.44%	269%

$13.29	2.09%	$33,275	0.80%	0.80%	0.88%	0.87%	43%
$13.19	(8.62)%	$35,343	0.85%	0.85%	0.94%	1.71%	112%
$14.89	(0.91)%	$40,054	0.90%	0.90%	1.00%	1.42%	1598%
$15.25	16.59%	$41,503	0.90%	0.90%	1.03%[10]	2.28%[9]	76%
$13.08	1.00%	$11	0.90%	0.90%	132.42%[17]	0.25%	116%

$13.30	2.30%	$33,446	0.45%	0.45%	0.53%	1.26%	43%
$13.23	(8.24)%	$31,058	0.46%	0.46%	0.55%	2.31%	112%
$14.94	(3.86)%	$96	0.55%	0.55%	0.64%	1.38%[15]	98%

$8.13	0.84%	$8,251	0.67%	0.67%	2.76%	0.44%	88%
$8.29	(16.45)%	$6,612	0.75%	0.75%	2.92%	2.06%	159%
$10.02	0.20%	$6,260	0.80%	0.80%	4.03%[10,11]	2.27%	72%

$8.13	0.81%	$1,622	0.88%	0.88%	2.95%	0.24%	88%
$8.27	(16.72)%	$1,132	1.00%	1.00%	3.17%	1.68%	159%
$10.01	0.10%	$1,034	1.05%	1.05%	4.18%[10,11]	2.13%	72%

$8.14	0.94%	$620	0.60%	0.60%	2.58%	0.63%	88%
$8.30	(16.34)%	$80	0.66%	0.66%	3.02%	1.93%	159%
$10.02	(5.74)%	$94	0.70%	0.70%	3.73%[10,11]	2.01%	72%

$16.26	5.61%	$62,489	0.39%	0.39%	0.47%	1.31%	32%
$15.54	(0.16)%	$56,141	0.48%	0.48%	0.65%	1.08%	62%
$15.90	18.15%	$101,336	0.54%	0.54%	0.69%	0.57%	153%
$13.60	22.19%	$21,709	0.54%	0.54%	1.41%[10,11]	1.00%[9]	178%
$11.13	13.67%	$6,041	0.55%	0.54%	4.57%	1.89%[16]	93%

$16.22	5.55%	$167	0.56%	0.56%	0.64%	1.15%	32%
$15.50	(0.39)%	$147	0.64%	0.64%	0.75%	0.89%	62%
$15.86	17.81%	$137	0.79%	0.79%	1.60%	0.30%	153%
$13.57	21.92%	$115	0.79%	0.79%	4.11%[10,11]	0.71%[9]	178%
$11.13	0.09%	$10	0.79%	0.79%	15.32%[17]	2.41%[16]	93%

$16.23	5.64%	$79,030	0.30%	0.30%	0.39%	1.40%	32%
$15.54	(0.09)%	$70,197	0.31%	0.31%	0.43%	1.15%	62%
$15.90	0.76%	$101	0.44%	0.44%	0.67%	0.77%	153%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.51	0.06		(0.20)	(0.14)	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[13]	0.23 [14]	0.34	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[9]	3.65	3.70	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[16]	1.11	1.30	(0.15)	—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.44	0.05		(0.20)	(0.15)	(0.08)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[13]	0.24 [14]	0.31	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[7]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[9]	3.63	3.66	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$10.91	0.02	[16]	0.22	0.24	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.50	0.07		(0.19)	(0.12)	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[13]	0.24 [14]	0.36	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.45	0.01		(0.74)[14]	(0.73)	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$11.70	0.07		0.21	0.28	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[15]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.23		1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$11.68	0.05		0.22	0.27	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[15]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.14	—		0.10	0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$11.70	0.08		0.21	0.29	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.66	0.03	[15]	(0.60)	(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.64	0.14		1.28	1.42	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.14	[16]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.64	0.12		1.27	1.39	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08	[16]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$14.62	0.14		1.28	1.42	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[12]—9/30/14	$14.13	0.02		(0.08)[14]	(0.06)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.27	(0.97)%	$26,858	0.60%	0.60%	1.10%	0.85%	56%
$14.51	2.13%	$19,992	0.64%	0.64%	1.34%	0.68%[13]	111%
$14.72	0.98%	$14,690	0.70%	0.70%	1.61%	0.04%	154%
$14.85	33.18%	$6,764	0.70%	0.70%	2.67%[10,11]	0.49%[9]	81%
$11.15	13.01%	$3,435	0.71%	0.70%	5.77%	1.91%[16]	93%

$14.21	(1.05)%	$142	0.76%	0.76%	1.27%	0.68%	56%
$14.44	1.90%	$127	0.86%	0.86%	1.49%	0.45%[13]	111%
$14.67	0.69%	$125	0.95%	0.95%	2.44%	(0.21)%	154%
$14.81	32.83%	$122	0.95%	0.95%	5.05%[10,11]	0.26%[9]	81%
$11.15	2.20%	$10	0.95%	0.95%	12.32%	4.19%[16]	93%

$14.26	(0.88)%	$149	0.50%	0.50%	1.01%	0.95%	56%
$14.50	2.23%	$97	0.54%	0.54%	1.24%	0.77%[13]	111%
$14.72	(4.72)%	$95	0.60%	0.60%	1.65%	0.22%	154%

$11.83	2.37%	$27,985	0.52%	0.52%	0.72%	1.21%	50%
$11.70	(8.36)%	$23,699	0.65%	0.65%	0.94%	1.57%	147%
$13.09	0.97%	$81,624	0.70%	0.70%	0.91%	1.73%[15]	185%
$13.18	17.26%	$17,418	0.70%	0.70%	2.31%[10,11]	2.14%	154%
$11.24	14.46%	$5,739	0.71%	0.70%	5.28%	2.38%	131%

$11.79	2.28%	$120	0.71%	0.71%	0.92%	0.92%	50%
$11.68	(8.51)%	$103	0.79%	0.78%	1.03%	1.69%	147%
$13.06	0.69%	$112	0.95%	0.95%	1.92%	1.26%[15]	185%
$13.15	16.99%	$111	0.95%	0.95%	5.00%[10,11]	2.19%	154%
$11.24	0.90%	$10	0.95%	0.95%	15.82%[17]	0.15%	131%

$11.80	2.43%	$58,943	0.45%	0.45%	0.65%	1.29%	50%
$11.70	(8.25)%	$48,003	0.46%	0.46%	0.70%	2.40%	147%
$13.09	(4.17)%	$96	0.60%	0.60%	0.94%	1.13%[15]	185%

$15.16	10.01%	$317,910	0.37%	0.37%	0.39%	1.90%	5%
$14.64	9.13%	$158,468	0.45%	0.45%	0.55%	1.65%	24%
$14.07	16.44%	$224,826	0.49%	0.49%	0.62%	1.51%	16%
$12.20	20.08%	$155,660	0.52%	0.52%	0.93%[10]	1.69%	106%
$10.16	2.34%	$7,842	0.75%	0.75%	3.90%	2.90%[16]	141%

$15.14	9.79%	$124,336	0.61%	0.61%	0.63%	1.70%	5%
$14.64	8.97%	$30,629	0.70%	0.70%	0.81%	1.38%	24%
$14.04	16.16%	$28,843	0.74%	0.74%	0.92%	1.26%	16%
$12.19	19.74%	$20,736	0.77%	0.77%	1.48%[10]	1.44%	106%
$10.18	2.29%	$421	1.00%	1.00%	9.36%	1.70%[16]	141%

$15.13	10.05%	$112,043	0.30%	0.30%	0.32%	1.96%	5%
$14.62	9.23%	$109	0.35%	0.34%	0.45%	1.76%	24%
$14.07	(0.42)%	$100	0.39%	0.39%	0.54%	1.69%	16%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.95	0.10		0.62	0.72	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$11.20	0.20		0.53	0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.94	0.05		0.68	0.73	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[12]—9/30/14	$13.02	0.03		(0.68)[14]	(0.65)	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.21	0.04		0.42	0.46	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[15]	0.03 [14]	0.28	(0.09)	(0.00)[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.34	0.02		0.44	0.46	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[15]	0.08 [14]	0.26	(0.07)	(0.00)[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$8.21	0.05		0.40	0.45	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[12]—9/30/14	$11.15	0.03	[15]	(0.72)	(0.69)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.44	6.69%	$48,903	0.54%	0.54%	0.91%	1.79%	88%
$10.95	(6.89)%	$34,191	0.60%	0.60%	1.11%	2.40%	47%
$12.37	6.68%	$27,316	0.65%	0.65%	1.24%	2.53%	57%
$11.88	11.34%	$17,631	0.73%	0.73%	2.01%[10,11]	2.68%	115%
$10.67	7.69%	$5,366	0.90%	0.90%	5.00%	1.91%	81%

$11.74	6.59%	$1,673	0.80%	0.80%	1.12%	3.46%	88%
$11.20	(7.15)%	$141	0.86%	0.86%	1.43%	1.94%	47%
$12.35	6.32%	$462	0.90%	0.90%	1.85%	2.18%	57%
$11.88	11.13%	$1,153	1.00%	1.00%	4.15%[10,11]	2.34%	115%
$10.69	7.62%	$850	1.15%	1.15%	6.96%	1.61%	81%

$11.43	6.79%	$17,309	0.45%	0.45%	0.71%	0.96%	88%
$10.94	(6.78)%	$89	0.50%	0.50%	1.01%	2.45%	47%
$12.37	(4.99)%	$95	0.55%	0.55%	1.23%	3.49%	57%

$8.41	5.83%	$43,333	0.67%	0.67%	1.21%	0.93%	23%
$8.21	(20.07)%	$27,221	0.76%	0.76%	1.12%	1.92%	117%
$10.46	2.78%	$70,070	0.85%	0.85%	1.23%	2.35%[15]	124%
$10.27	(5.95)%	$29,471	0.96%	0.96%	2.08%[10]	2.55%	181%
$10.92	10.39%	$5,402	1.15%	1.15%	4.14%	1.92%	38%

$8.61	5.63%	$134	0.91%	0.91%	1.45%	0.57%	23%
$8.34	(20.19)%	$54	1.03%	1.03%	1.40%	1.22%	117%
$10.45	2.60%	$1,017	1.10%	1.10%	1.68%	1.73%[15]	124%
$10.26	(6.13)%	$2,594	1.25%	1.25%	3.50%[10]	2.06%	181%
$10.93	10.22%	$1,804	1.40%	1.40%	5.41%	1.67%	38%

$8.38	5.75%	$226	0.60%	0.60%	1.09%	1.21%	23%
$8.21	(19.96)%	$75	0.66%	0.65%	1.08%	2.16%	117%
$10.46	(6.19)%	$94	0.70%	0.70%	1.36%	4.04%[15]	124%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$7.80	0.04		0.34	0.38	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[13]	(0.23)	(0.11)	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[15]	1.13	1.28	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.21		(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.16		1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$7.73	0.03		0.32	0.35	(0.06)	(0.42)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[13]	(0.23)	(0.13)	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[15]	1.12	1.24	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.16		(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.00	0.13		1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$7.85	0.04		0.33	0.37	(0.11)	(0.42)	(0.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[13]	(0.24)	(0.10)	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[12]—9/30/14	$8.70	0.15	[15]	0.11	0.26	—	—	—
AQR GLOBAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2016† (Unaudited)	$7.86	0.04		0.35	0.39	(0.14)	(0.42)	(0.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2015†	$8.97	0.16	[13]	(0.24)	(0.08)	(0.18)	(0.85)	(1.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$13.38	0.18	[15]	1.15	1.33	(0.43)	(5.31)	(5.74)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$11.35	0.18		1.85	2.03	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$10.00	0.24		1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.99	0.24		(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.18		1.27	1.45	(0.38)	(0.08)	(0.46)
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.61	0.05		0.29	0.34	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[15]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.45	0.21		(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$9.78	0.16		0.84	1.00	(0.24)	(0.09)	(0.33)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$9.77	0.04		0.29	0.33	(0.17)	(0.12)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[15]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.61	0.20		(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010	$9.91	0.14		0.88	1.02	(0.23)	(0.09)	(0.32)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.16	0.07		0.29	0.36	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[12]—9/30/14	$12.08	0.34	[15]	(0.86)	(0.52)	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	$10.18	0.08		0.29	0.37	(0.23)	(0.12)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2015†	$11.58	0.25		(0.73)	(0.48)	(0.37)	(0.55)	(0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$12.45	0.31	[15]	(0.07)	0.24	(0.25)	(0.86)	(1.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$10.71	0.21		1.53	1.74	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$8.98	0.25		1.83	2.08	(0.35)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.89	0.28		(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.16	0.20		0.89	1.09	(0.27)	(0.09)	(0.36)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$7.64	4.74%	$33,753	0.85%	0.85%	0.88%	0.95%	35%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[13]	73%
$8.91	11.55%	$2,492	0.91%	0.91%	1.14%	1.62%[15]	90%
$13.33	17.44%	$1,263	0.95%	0.95%	2.27%[10,11]	1.46%	71%
$11.35	18.95%	$626	0.95%	0.94%	1.41%	1.83%	87%
$9.99	(6.68)%	$2,103	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,842	0.79%	0.79%	0.79%	1.41%	72%

$7.60	4.47%	$1,477	1.11%	1.11%	1.14%	0.83%	35%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[13]	73%
$8.85	11.17%	$1,128	1.21%	1.21%	1.60%	1.28%[15]	90%
$13.27	17.23%	$712	1.25%	1.25%	3.06%[10,11]	1.14%	71%
$11.32	18.67%	$518	1.25%	1.24%	1.87%	1.51%	87%
$9.97	(7.03)%	$2,019	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,498	1.10%	1.10%	1.10%	1.28%	72%

$7.69	4.66%	$100,234	0.70%	0.70%	0.73%	1.12%	35%
$7.85	(1.47)%	$85,017	0.70%	0.70%	0.71%	1.69%[13]	73%
$8.96	2.99%	$76,031	0.70%	0.70%	0.73%	2.23%[15]	90%

$7.69	4.86%	$100,855	0.53%	0.53%	0.53%	1.10%	35%
$7.86	(1.29)%	$212,178	0.51%	0.51%	0.51%	1.88%[13]	73%
$8.97	11.99%	$212,652	0.54%	0.54%	0.54%	1.79%[15]	90%
$13.38	17.89%	$254,723	0.51%	0.51%	0.51%[10,11]	1.88%	71%
$11.35	19.45%	$474,413	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346	0.50%	0.50%	0.71%	1.81%	72%

$9.63	3.53%	$335,169	0.94%	0.94%	0.94%	1.14%	29%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[15]	71%
$11.88	16.02%	$241,467	0.90%	0.90%	0.90%[10]	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.90%	0.91%	2.17%	74%
$8.60	(15.00)%	$138,229	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,969	0.90%	0.90%	1.03%	1.72%	93%

$9.81	3.36%	$37,170	1.18%	1.18%	1.18%	0.87%	29%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[15]	71%
$12.06	15.63%	$32,011	1.29%	1.29%	1.29%[10]	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.27%	1.28%	2.00%	74%
$8.76	(15.27)%	$1,167	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472	1.25%	1.25%	3.50%	1.51%	93%

$10.20	3.61%	$36,768	0.75%	0.75%	0.75%	1.32%	29%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[15]	71%

$10.20	3.71%	$362,127	0.55%	0.55%	0.55%	1.52%	29%
$10.18	(4.35)%	$349,182	0.55%	0.55%	0.55%	2.30%	84%
$11.58	1.71%	$398,966	0.54%	0.54%	0.54%	2.54%[15]	71%
$12.45	16.25%	$543,667	0.55%	0.55%	0.55%[10]	2.45%	59%
$10.71	23.26%	$474,564	0.56%	0.55%	0.56%	2.52%	74%
$8.98	(14.66)%	$348,681	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799	0.55%	0.55%	0.77%	2.02%	93%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
^	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on SEC method.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of operations.
[9]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class I	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class I	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[10]	Certain expenses incurred by the Fund were not annualized for the period.
[11]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[12]	Commencement of offering of shares.
[13]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46
AQR Global Equity Fund—Class Y	0.14	1.65

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Financial Highlights	March 31, 2016

[14]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[15]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR Global Equity Fund—Class Y	0.17	1.67
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71
AQR International Equity Fund—Class Y	0.29	2.35

[16]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[17]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Each of the Funds offer Class I, N and R6 shares. The AQR Global Equity Fund and AQR International Equity Fund also offer Class Y shares. On April 1, 2016 and May 9, 2016, AQR International Equity Fund and AQR Global Equity Fund closed Class Y, respectively.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances pledged, or cash balances received from, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2016, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

3. Securities and Other Investments

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

expenses associated with the loan. This amount is recorded as Securities lending income, net on the Statements of Operations. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The following table presents the liabilities under the outstanding securities lending transactions as of March 31, 2016, on the basis of the nature, characteristics and risks associated with the investment of the cash collateral received in a money market fund, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

FUND	COMMON STOCKS (OVERNIGHT & CONTINUOUS)	TOTAL BORROWINGS
AQR Small Cap Multi-Style Fund	$51,797,286	$51,797,286
AQR Emerging Multi-Style Fund	2,221,189	2,221,189
AQR TM Small Cap Multi-Style Fund	1,139,174	1,139,174
AQR TM Emerging Multi-Style Fund	1,153,057	1,153,057
AQR Small Cap Momentum Style Fund	33,769,149	33,769,149
AQR Emerging Momentum Style Fund	651,334	651,334
AQR TM Small Cap Momentum Style Fund	3,135,733	3,135,733
AQR Emerging Defensive Style Fund	1,100,322	1,100,322

The securities lending transactions are governed by a Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A., which is not considered to be master netting arrangements. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 7 of the Notes to Financial Statements.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,309,981,790	$1,014,300	$—	$1,310,996,090
Short-Term Investment	—	47,978,132	—	47,978,132
Futures Contracts*	832,945	—	—	832,945

Total Assets	$1,310,814,735	$48,992,432	$—	$1,359,807,167

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$621,189,890	$—	$—	$621,189,890
Securities Lending Collateral	—	51,797,286	—	51,797,286
Short-Term Investment	—	34,002,429	—	34,002,429
Futures Contracts*	424,702	—	—	424,702

Total Assets	$621,614,592	$85,799,715	$—	$707,414,307

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$16,097,944	$296,979,597	$—	$313,077,541
Exchange Traded Fund	15,683,385	—	—	15,683,385
Short-Term Investment	—	2,568,966	—	2,568,966

Total Assets	$31,781,329	$299,548,563	$—	$331,329,892

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$49,161,104	$148,028,321	$542,609	$197,732,034
Preferred Stocks†	3,525,641	—	—	3,525,641
Rights†	—	—	—	—
Securities Lending Collateral	—	2,221,189	—	2,221,189
Short-Term Investment	—	6,424,414	—	6,424,414
Futures Contracts*	175,059	—	—	175,059

Total Assets	$52,861,804	$156,673,924	$542,609	$210,078,337

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$92,381,119	$57,511	$—	$92,438,630
Exchange Traded Fund	10,322,607	—	—	10,322,607
Short-Term Investment	—	2,378,535	—	2,378,535

Total Assets	$102,703,726	$2,436,046	$—	$105,139,772

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$11,852,318	$—	$—		$11,852,318
Exchange Traded Fund	419,581	—	—		419,581
Securities Lending Collateral	—	1,139,174	—		1,139,174
Short-Term Investment	—	114,340	—		114,340

Total Assets	$12,271,899	$1,253,514	$—		$13,525,413

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$4,543,853	$83,596,118	$—		$88,139,971
Exchange Traded Fund	8,289,963	—	—		8,289,963
Short-Term Investment	—	953,110	—		953,110

Total Assets	$12,833,816	$84,549,228	$—		$97,383,044

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$58,880,756	$162,389,674	$419,340		$221,689,770
Preferred Stocks†	4,241,114	—	—		4,241,114
Rights†	—	—	—	(a)	—	(a)
Securities Lending Collateral	—	1,153,057	—		1,153,057
Short-Term Investment	—	16,947,978	—		16,947,978
Futures Contracts*	579,419	—	—		579,419

Total Assets	$63,701,289	$180,490,709	$419,340		$244,611,338

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$953,309,477	$1,451,657	$—		$954,761,134
Short-Term Investment	—	39,328,246	—		39,328,246
Futures Contracts*	527,248	—	—		527,248

Total Assets	$953,836,725	$40,779,903	$—		$994,616,628

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$310,506,534	$112,288	$—	(a)	$310,618,822
Rights	—	—	7,456		7,456
Securities Lending Collateral	—	33,769,149	—		33,769,149
Warrants	—	—	36		36
Short-Term Investment	—	5,213,798	—		5,213,798
Futures Contracts*	6,496	—	—		6,496

Total Assets	$310,513,030	$39,095,235	$7,492		$349,615,757

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$19,998,295	$307,778,113	$36,418		$327,812,826
Short-Term Investment	—	11,667,291	—		11,667,291
Futures Contracts*	80,498	—	—		80,498

Total Assets	$20,078,793	$319,445,404	$36,418		$339,560,615

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,392,326	$7,633,050	$38,359		$10,063,735
Exchange Traded Fund	183,238	—	—		183,238
Preferred Stocks†	107,813	—	—		107,813
Rights†	—	—	—	(a)	—	(a)
Securities Lending Collateral	—	651,334	—		651,334
Short-Term Investment	—	161,068	—		161,068

Total Assets	$2,683,377	$8,445,452	$38,359		$11,167,188

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$137,789,806	$67,033	$—		$137,856,839
Short-Term Investment	—	3,073,717	—		3,073,717
Futures Contracts*	39,037	—	—		39,037

Total Assets	$137,828,843	$3,140,750	$—		$140,969,593

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$26,360,261	$—	$—		$26,360,261
Exchange Traded Fund	456,860	—	—		456,860
Securities Lending Collateral	—	3,135,733	—		3,135,733
Short-Term Investment	—	348,488	—		348,488

Total Assets	$26,817,121	$3,484,221	$—		$30,301,342

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$6,613,966	$78,030,454	$1,269		$84,645,689
Exchange Traded Fund	1,246,863	—	—		1,246,863
Short-Term Investment	—	332,567	—		332,567

Total Assets	$7,860,829	$78,363,021	$1,269		$86,225,119

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$532,194,015	$—	$—		$532,194,015
Short-Term Investment	—	26,771,749	—		26,771,749
Futures Contracts*	212,297	—	—		212,297

Total Assets	$532,406,312	$26,771,749	$—		$559,178,061

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$7,679,070	$57,796,241	$—		$65,475,311
Exchange Traded Fund	1,945,448	—	—		1,945,448
Preferred Stocks†	—	158,851	—		158,851
Short-Term Investment	—	17,864,157	—		17,864,157

Total Assets	$9,624,518	$75,819,249	$—		$85,443,767

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$10,122,961	$29,846,227	$—		$39,969,188
Preferred Stocks†	69,604	—	—		69,604
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	1,100,322	—		1,100,322
Short-Term Investment	—	3,143,051	—		3,143,051
Futures Contracts*	117,595	—	—		117,595

Total Assets	$10,310,160	$34,089,600	$—	(a)	$44,399,760

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$125,676,363	$78,703,581	$5,471		$204,385,415
Preferred Stocks†	—	78,044	—		78,044
Warrants†	—	1	—		1
Short-Term Investment	—	26,143,500	—		26,143,500
Futures Contracts*	529,051	—	—		529,051
Forward Foreign Currency Exchange Contracts*	—	1,959,405	—		1,959,405
Total Return Swap Contracts*	—	59,740	—		59,740

Total Assets	$126,205,414	$106,944,271	$5,471		$233,155,156

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,905,000)	$—		$(1,905,000)
Total Return Swap Contracts*	—	(67,174)	—		(67,174)

Total Liabilities	$—	$(1,972,174)	$—		$(1,972,174)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$687,579,194	$8,141		$687,587,335
Preferred Stocks†	—	493,744	—		493,744
Short-Term Investment	—	57,968,831	—		57,968,831
Futures Contracts*	704,272	—	—		704,272
Forward Foreign Currency Exchange Contracts*	—	7,831,634	—		7,831,634
Total Return Swap Contracts*	—	72,082	—		72,082

Total Assets	$704,272	$753,945,485	$8,141		$754,657,898

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(8,149,887)	$—		$(8,149,887)
Total Return Swap Contracts*	—	(5,449)	—		(5,449)

Total Liabilities	$—	$(8,155,336)	$—		$(8,155,336)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended March 31, 2016, the amount of securities transferred from Level 1 into Level 2 for the AQR Large Cap Momentum Style Fund was $1,451,657, and the amount of securities transferred from Level 2 into Level 1 for the AQR Large Cap Multi-Style Fund, AQR TM Emerging Multi-Style Fund and AQR Global Equity Fund was $1,176,124, $999,320 and $708,039, respectively. The amount of investments transferred between Level 1 and Level 2 for the AQR Emerging Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Large Cap Momentum Style Fund, AQR TM Large Cap Momentum Style Fund and AQR Emerging Momentum Style Fund is considered quantitatively insignificant. There were no transfers of investments between levels for any of the remaining Funds.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

At March 31, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Emerging Multi-Style Fund and AQR Emerging Momentum Style Fund are valued by pricing vendors or brokers. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR TM Emerging Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR EMERGING MULTI-STYLE FUND	COMMON STOCKS	RIGHTS
Balance as of September 30, 2015	$13,254	$—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	71,279	—
Change in unrealized appreciation/(depreciation)	(70,373)	—	(a)
Purchases[1]	339,122	—	(a)
Sales[2]	(314,350)	—
Transfers in to Level 3	516,931	—
Transfers out of Level 3	(13,254)	—
Balance as of March 31, 2016	$542,609	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2016	$(123,911)	$—	(a)

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCKS	RIGHTS
Balance as of September 30, 2015	$56,058	$—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	(12,956)	—
Change in unrealized appreciation/(depreciation)	(17,900)	—	(a)
Purchases[1]	31,599	—	(a)
Sales[2]	(10,403)	—
Transfers in to Level 3	13,724	—
Transfers out of Level 3	(21,763)	—
Balance as of March 31, 2016	$38,359	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2016	$(23,174)	$—	(a)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

5. Federal Income Tax Matters

At March 31, 2016, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,331,562,937	$83,509,709	$(56,098,424)	$27,411,285
AQR Small Cap Multi-Style Fund	675,558,912	38,293,893	(6,863,200)	31,430,693
AQR International Multi-Style Fund	347,753,122	13,007,100	(29,430,330)	(16,423,230)
AQR Emerging Multi-Style Fund	214,442,660	9,134,086	(13,673,468)	(4,539,382)
AQR TM Large Cap Multi-Style Fund	104,521,678	3,823,250	(3,205,156)	618,094
AQR TM Small Cap Multi-Style Fund	12,829,335	1,018,826	(322,748)	696,078
AQR TM International Multi-Style Fund	99,612,334	3,614,322	(5,843,612)	(2,229,290)
AQR TM Emerging Multi-Style Fund	239,580,351	11,969,802	(7,518,234)	4,451,568
AQR Large Cap Momentum Style Fund	858,294,105	141,683,423	(5,888,148)	135,795,275
AQR Small Cap Momentum Style Fund	317,134,997	47,482,420	(15,008,156)	32,474,264
AQR International Momentum Style Fund	313,327,450	33,104,700	(6,952,033)	26,152,667
AQR Emerging Momentum Style Fund	10,533,005	968,460	(334,277)	634,183
AQR TM Large Cap Momentum Style Fund	124,719,552	18,182,735	(1,971,731)	16,211,004
AQR TM Small Cap Momentum Style Fund	28,861,674	3,149,320	(1,709,652)	1,439,668
AQR TM International Momentum Style Fund	83,419,278	6,758,378	(3,952,537)	2,805,841
AQR Large Cap Defensive Style Fund	499,039,208	64,617,651	(4,691,095)	59,926,556
AQR International Defensive Style Fund	84,290,704	3,801,681	(2,648,618)	1,153,063
AQR Emerging Defensive Style Fund	45,074,358	2,150,925	(2,943,118)	(792,193)
AQR Global Equity Fund	206,196,809	31,629,487	(7,219,336)	24,410,151
AQR International Equity Fund	710,927,706	73,928,188	(38,805,984)	35,122,204

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of September 30, 2015, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG-TERM
AQR International Multi-Style Fund	$486,787	$109,803
AQR Emerging Multi-Style Fund	129,898	10,088
AQR TM Small Cap Multi-Style Fund	4,560	—
AQR TM International Multi-Style Fund	497,100	19,868
AQR TM Emerging Multi-Style Fund	314,839	6,951
AQR International Momentum Style Fund	2,177,134	—
AQR Emerging Momentum Style Fund	11,011	2,644
AQR TM Small Cap Momentum Style Fund	83,060	248
AQR TM International Momentum Style Fund	2,778,747	—
AQR International Defensive Style Fund	—	2,827
AQR Emerging Defensive Style Fund	115,776	121,411

6. Investment Transactions

During the period ended March 31, 2016, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES
AQR Large Cap Multi-Style Fund	$514,715,370	$298,497,500
AQR Small Cap Multi-Style Fund	692,178,769	142,877,780
AQR International Multi-Style Fund	205,148,337	155,132,081
AQR Emerging Multi-Style Fund	133,612,232	122,132,800
AQR TM Large Cap Multi-Style Fund	139,554,906	67,915,849
AQR TM Small Cap Multi-Style Fund	18,839,829	10,672,617
AQR TM International Multi-Style Fund	107,953,836	55,640,994

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

FUND	PURCHASES	SALES
AQR TM Emerging Multi-Style Fund	$480,139,427	$271,347,629
AQR Large Cap Momentum Style Fund	477,162,083	543,329,029
AQR Small Cap Momentum Style Fund	150,828,784	228,192,049
AQR International Momentum Style Fund	145,584,591	137,206,299
AQR Emerging Momentum Style Fund	9,912,865	7,567,972
AQR TM Large Cap Momentum Style Fund	50,577,859	41,671,295
AQR TM Small Cap Momentum Style Fund	20,545,502	13,268,136
AQR TM International Momentum Style Fund	53,407,633	39,846,695
AQR Large Cap Defensive Style Fund	344,735,071	16,645,776
AQR International Defensive Style Fund	68,789,017	37,673,859
AQR Emerging Defensive Style Fund	19,052,454	7,595,774
AQR Global Equity Fund	80,493,737	179,060,136
AQR International Equity Fund	216,524,527	193,648,777

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at March 31, 2016, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at March 31, 2016:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$832,945	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	424,702	—	—	—	—	—
AQR Emerging Multi-Style Fund	175,059	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	579,419	—	—	—	—	—
AQR Large Cap Momentum Style Fund	527,248	—	—	—	—	—
AQR Small Cap Momentum Style Fund	6,496	—	—	—	—	—
AQR International Momentum Style Fund	80,498	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	39,037	—	—	—	—	—
AQR Large Cap Defensive Style Fund	212,297	—	—	—	—	—
AQR Emerging Defensive Style Fund	117,595	—	—	—	—	—
AQR Global Equity Fund	596,309	59,740	—	67,258	67,174	—
AQR International Equity Fund	1,450,875	72,082	—	746,603	5,449	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,959,405	—	—	1,905,000
AQR International Equity Fund	—	—	7,831,634	—	—	8,149,887

Netting:
AQR Global Equity Fund	(67,258)	(59,740)	(1,905,000)	(67,258)	(59,740)	(1,905,000)
AQR International Equity Fund	(746,603)	(5,449)	(7,831,634)	(746,603)	(5,449)	(7,831,634)

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	$832,945	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	424,702	—	—	—	—	—
AQR Emerging Multi-Style Fund	175,059	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	579,419	—	—	—	—	—
AQR Large Cap Momentum Style Fund	527,248	—	—	—	—	—
AQR Small Cap Momentum Style Fund	6,496	—	—	—	—	—
AQR International Momentum Style Fund	80,498	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	39,037	—	—	—	—	—
AQR Large Cap Defensive Style Fund	212,297	—	—	—	—	—
AQR Emerging Defensive Style Fund	117,595	—	—	—	—	—
AQR Global Equity Fund	529,051	—	54,405	—	7,434	—
AQR International Equity Fund	704,272	66,633	—	—	—	318,253

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2016:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$6,197,805	$—	$—	$1,113,517	$—	$—
AQR Small Cap Multi-Style Fund	1,033,774	—	—	424,702	—	—
AQR Emerging Multi-Style Fund	25,261	—	—	175,059	—	—
AQR TM Emerging Multi-Style Fund	141,575	—	—	579,419	—	—
AQR Large Cap Momentum Style Fund	5,905	—	—	929,826	—	—
AQR Small Cap Momentum Style Fund	403,887	—	—	384,880	—	—
AQR International Momentum Style Fund	(115,955)	—	—	260,695	—	—
AQR TM Large Cap Momentum Style Fund	(39,020)	—	—	88,286	—	—
AQR Large Cap Defensive Style Fund	2,001,922	—	—	411,080	—	—
AQR Emerging Defensive Style Fund	145,827	—	—	115,567	—	—
AQR Global Equity Fund	1,846,611	(524,974)	—	1,223,613	160,579	—
AQR International Equity Fund	826,577	737,010	—	3,175,818	(322,566)	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	3,708,926	—	—	(1,314,622)
AQR International Equity Fund	—	—	19,741,254	—	—	(2,237,339)

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2016:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$1,959,405	$(1,905,000)	$54,405	$—	$—	$54,405
Goldman Sachs	Total Return Swap Contracts	59,740	(59,740)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		2,019,145	(1,964,740)	54,405	—	—	54,405

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$1,905,000	$(1,905,000)	$—	$—	$—	$—
Goldman Sachs	Total Return Swap Contracts	67,174	(59,740)	7,434	—	—	7,434
Total financial instruments subject to a master netting agreement or similar arrangement		1,972,174	(1,964,740)	7,434	—	—	7,434

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $190,000.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $20,009.

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$7,831,634	$(7,831,634)	$—	$—	$—	$—
Goldman Sachs	Total Return Swap Contracts	72,082	(5,449)	66,633	—	—	66,633
Total financial instruments subject to a master netting agreement or similar arrangement		7,903,716	(7,837,083)	66,633	—	—	66,633

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$8,149,887	$(7,831,634)	$318,253	$—	$(318,253)	$—
Goldman Sachs	Total Return Swap Contracts	5,449	(5,449)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		8,155,336	(7,837,083)	318,253	—	(318,253)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,041,773.

For the period ended March 31, 2016, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$32,398,745	$8,443,910	$8,130,525	$14,051,215	$24,766,400	$4,930,603	$6,800,295
Average Notional Balance—Short	—	—	—	—	—	—	—
Ending Notional Balance—Long	41,030,001	15,756,320	8,130,525	14,051,215	32,618,850	221,920	5,770,525
Ending Notional Balance—Short	—	—	—	—	—	—	—

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$2,565,745	$17,448,693	$1,473,487	$43,599,697	$155,634,957
Average Notional Balance—Short	—	—	—	23,989,014	85,078,179
Ending Notional Balance—Long	2,461,800	22,669,075	2,960,345	46,740,200	176,389,740
Ending Notional Balance—Short	—	—	—	24,729,013	113,952,308
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	—	124,943,384	344,659,322
Average Settlement Value—Sold	—	—	—	98,098,416	278,460,251
Ending Value—Purchased	—	—	—	92,412,020	367,505,823
Ending Value—Sold	—	—	—	69,351,064	293,692,580
Total Return Swaps:
Average Notional Balance—Long	—	—	—	8,423,276	5,070,073
Average Notional Balance—Short	—	—	—	—	12,280,897
Ending Notional Balance—Long	—	—	—	7,294,760	3,817,152
Ending Notional Balance—Short	—	—	—	—	1,191,212

*	Notional values as of each quarter end are used to calculate the average represented.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Second Amended and Restated Investment Advisory Agreement, dated November 7, 2014, as amended, (“Investment Advisory Agreement”) and the Investment Management Agreement, dated November 7, 2014, as amended (“Investment Management Agreement”) each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Advisory Agreement collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Adviser an Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.40
AQR International Equity Fund	0.45

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2017 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.90	1.15	0.70
AQR International Equity Fund	0.95	1.20	0.75

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

For the period ended March 31, 2016 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$83,200	$—	$83,200
AQR Small Cap Multi-Style Fund	31,808	14,834	46,642
AQR International Multi-Style Fund	96,155	5,823	101,978
AQR Emerging Multi-Style Fund	153,357	516	153,873
AQR TM Large Cap Multi-Style Fund	52,536	20,245	72,781
AQR TM Small Cap Multi-Style Fund	17,745	54,349	72,094
AQR TM International Multi-Style Fund	82,727	5,065	87,792
AQR TM Emerging Multi-Style Fund	123,902	734	124,636
AQR Large Cap Momentum Style Fund	117,063	—	117,063
AQR Small Cap Momentum Style Fund	103,060	17,079	120,139
AQR International Momentum Style Fund	120,477	—	120,477
AQR Emerging Momentum Style Fund	23,735	66,268	90,003
AQR TM Large Cap Momentum Style Fund	58,229	160	58,389
AQR TM Small Cap Momentum Style Fund	53,228	6,738	59,966
AQR TM International Momentum Style Fund	79,898	—	79,898
AQR Large Cap Defensive Style Fund	37,328	5,650	42,978
AQR International Defensive Style Fund	52,396	21,417	73,813
AQR Emerging Defensive Style Fund	83,066	9,065	92,131
AQR Global Equity Fund	18,708	—	18,708

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended March 31, 2016, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at March 31, 2016 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2016	2017	2018	2019

AQR LARGE CAP MULTI-STYLE FUND
Class I	$35,054	$467,470	$81,226	$128,928	$222,262	$35,054
Class N	4,391	71,737	21,410	19,784	26,152	4,391
Class R6	43,755	212,560	—	2,087	166,718	43,755

Totals	$83,200	$751,767	$102,636	$150,799	$415,132	$83,200

AQR SMALL CAP MULTI-STYLE FUND
Class I	$15,518	$265,441	$58,782	$90,682	$100,459	$15,518
Class N	4,108	111,644	45,218	38,319	23,999	4,108
Class R6	27,016	38,218	—	375	10,827	27,016

Totals	$46,642	$415,303	$104,000	$129,376	$135,285	$46,642

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$15,184	$301,303	$85,481	$146,282	$54,356	$15,184
Class N	1,854	65,748	35,097	23,372	5,425	1,854
Class R6	84,940	289,337	—	4,816	199,581	84,940

Totals	$101,978	$656,388	$120,578	$174,470	$259,362	$101,978

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2016	2017	2018	2019

AQR EMERGING MULTI-STYLE FUND
Class I	$40,739	$244,977	$—	$94,893	$109,345	$40,739
Class N	3,972	46,542	—	21,323	21,247	3,972
Class R6	109,162	270,893	—	877	160,854	109,162

Totals	$153,873	$562,412	$—	$117,093	$291,446	$153,873

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$11,233	$22,948	$—	$—	$11,715	$11,233
Class N	635	2,248	—	—	1,613	635
Class R6	60,913	167,472	—	—	106,559	60,913

Totals	$72,781	$192,668	$—	$—	$119,887	$72,781

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$44,142	$64,502	$—	$—	$20,360	$44,142
Class N	6,512	11,511	—	—	4,999	6,512
Class R6	21,440	99,709	—	—	78,269	21,440

Totals	$72,094	$175,722	$—	$—	$103,628	$72,094

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$15,457	$24,163	$—	$—	$8,706	$15,457
Class N	499	2,207	—	—	1,708	499
Class R6	71,836	232,070	—	—	160,234	71,836

Totals	$87,792	$258,440	$—	$—	$170,648	$87,792

AQR TM EMERGING MULTI-STYLE FUND
Class I	$5,837	$32,395	$—	$—	$26,558	$5,837
Class N	667	16,612	—	—	15,945	667
Class R6	118,132	232,883	—	—	114,751	118,132

Totals	$124,636	$281,890	$—	$—	$157,254	$124,636

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$101,584	$1,340,109	$268,782	$502,936	$466,807	$101,584
Class N	7,749	175,337	49,723	63,464	54,401	7,749
Class R6	7,730	23,928	—	20	16,178	7,730

Totals	$117,063	$1,539,374	$318,505	$566,420	$537,386	$117,063

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$109,044	$425,780	$48,178	$66,206	$202,352	$109,044
Class N	3,033	27,596	11,973	7,160	5,430	3,033
Class R6	8,062	34,277	—	17	26,198	8,062

Totals	$120,139	$487,653	$60,151	$73,383	$233,980	$120,139

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$96,331	$591,574	$121,275	$162,935	$211,033	$96,331
Class N	12,511	110,500	20,883	40,491	36,615	12,511
Class R6	11,635	28,245	—	19	16,591	11,635

Totals	$120,477	$730,319	$142,158	$203,445	$264,239	$120,477

AQR EMERGING MOMENTUM STYLE FUND
Class I	$74,144	$345,125	$—	$102,927	$168,054	$74,144
Class N	13,376	60,450	—	19,986	27,088	13,376
Class R6	2,483	5,847	—	1,172	2,192	2,483

Totals	$90,003	$411,422	$—	$124,085	$197,334	$90,003

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2016	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2016	POTENTIAL RECOUPMENT AMOUNTS EXPIRING SEPTEMBER 30
FUND			2016	2017	2018	2019

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$25,914	$335,258	$75,506	$101,535	$132,303	$25,914
Class N	67	3,660	2,381	1,048	164	67
Class R6	32,408	85,187	—	53	52,726	32,408

Totals	$58,389	$424,105	$77,887	$102,636	$185,193	$58,389

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$59,266	$382,725	$80,939	$109,145	$133,375	$59,266
Class N	361	6,231	3,096	1,920	854	361
Class R6	339	1,303	—	234	730	339

Totals	$59,966	$390,259	$84,035	$111,299	$134,959	$59,966

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$25,729	$373,580	$101,643	$123,731	$122,477	$25,729
Class N	132	4,383	2,878	1,109	264	132
Class R6	54,037	117,589	—	75	63,477	54,037

Totals	$79,898	$495,552	$104,521	$124,915	$186,218	$79,898

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$28,889	$584,535	$141,173	$251,857	$162,616	$28,889
Class N	7,389	106,279	30,923	44,712	23,255	7,389
Class R6	6,700	6,828	—	11	117	6,700

Totals	$42,978	$697,642	$172,096	$296,580	$185,988	$42,978

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$72,765	$497,933	$119,897	$142,854	$162,417	$72,765
Class N	626	38,712	24,012	13,041	1,033	626
Class R6	422	958	—	51	485	422

Totals	$73,813	$537,603	$143,909	$155,946	$163,935	$73,813

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$91,616	$642,099	$107,052	$193,425	$250,006	$91,616
Class N	226	49,045	30,375	16,965	1,479	226
Class R 6	289	709	—	49	371	289

Totals	$92,131	$691,853	$137,427	$210,439	$251,856	$92,131

AQR GLOBAL EQUITY FUND
Class I	$5,161	$19,362	$9,725	$4,476	$—	$5,161
Class N	159	13,281	8,886	4,236	—	159
Class R6	13,388	32,584	—	15,779	3,417	13,388
Class Y	—	—	—	—	—	–

Totals	$18,708	$65,227	$18,611	$24,491	$3,417	$18,708

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent, Custodian and Security Lending Agent.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

10. Shareholder Servicing Agreements

Pursuant to a Shareholder Services Agreement, between the Trust and the Adviser, the Adviser provides certain administrative and/or support services to the AQR Global Equity Fund and AQR International Equity Fund and their shareholders. These services include, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Adviser receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.30%	0.30%	0.20%
AQR International Equity Fund*	0.30	0.30	0.30

*	Prior to April 1, 2016, the rate was 0.20% for Class R6.

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the period ended March 31, 2016, were as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	$50,922	$1,523	$87,716
AQR International Equity Fund	492,051	54,794	33,390

11. Capital Transactions

Investors may purchase shares of a Fund at its NAV, based on the next calculation of the NAV after the order is placed. Except as noted below, neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge purchase and redemption fees of 0.10% each, regardless of the period such shares may have been held.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Line of Credit

Effective February 29, 2016 and terminating on February 28, 2017, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. The line of credit is in the amount of $275,000,000. Prior to February 29, 2016, the line of credit available was $225,000,000, subject to substantially similar terms. The Fund did not have any borrowings for the period ended March 31, 2016.

AQR Funds	Semi-Annual Report	March 2016

Notes to Financial Statements	March 31, 2016 (Unaudited)

14. Principal Ownership

As of March 31, 2016, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	88.18%
AQR Small Cap Multi-Style Fund	3	93.26
AQR International Multi-Style Fund	4	95.18
AQR Emerging Multi-Style Fund	4	95.25
AQR TM Large Cap Multi-Style Fund	4	94.39
AQR TM Small Cap Multi-Style Fund*	3	94.50
AQR TM International Multi-Style Fund	4	95.62
AQR TM Emerging Multi-Style Fund	2	91.58
AQR Large Cap Momentum Style Fund	4	92.60
AQR Small Cap Momentum Style Fund	3	88.29
AQR International Momentum Style Fund	3	93.35
AQR Emerging Momentum Style Fund*	4	91.36
AQR TM Large Cap Momentum Style Fund	3	97.27
AQR TM Small Cap Momentum Style Fund	2	95.40
AQR TM International Momentum Style Fund	3	99.48
AQR Large Cap Defensive Style Fund	5	88.59
AQR International Defensive Style Fund	3	95.79
AQR Emerging Defensive Style Fund	1	88.93
AQR Global Equity Fund	3	84.88
AQR International Equity Fund	5	78.54

*	The percentage held by the Adviser and/or affiliates is 14.97% and 40.96% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ Performance.

15. Redemption In-Kind

On April 1, 2016 the AQR International Equity Fund processed an in-kind redemption. The redemption represented 51.8% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $348,298,865. The realized gain (loss) associated with the portion redeemed in-kind was $37,988,383.

On May 9, 2016 the AQR Global Equity Fund processed an in-kind redemption. The redemption represented 42.7% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $89,954,399. The realized gain (loss) associated with the portion redeemed in-kind was $15,005,926.

16. Subsequent Events

The Funds have evaluated the subsequent events through the date of issuance of this report and have determined that there are no material events other than noted above.

AQR Funds	Semi-Annual Report	March 2016

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 03/31/16” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/16

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,033.40	0.42%	$2.14
Hypothetical Return	$1,000.00	$1,022.90	0.42%	$2.12

Class N
Actual Return	$1,000.00	$1,032.70	0.70%	$3.56
Hypothetical Return	$1,000.00	$1,021.50	0.70%	$3.54

Class R6
Actual Return	$1,000.00	$1,034.30	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.25	0.35%	$1.77

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,028.30	0.63%	$3.19
Hypothetical Return	$1,000.00	$1,021.85	0.63%	$3.18

Class N
Actual Return	$1,000.00	$1,027.30	0.87%	$4.41
Hypothetical Return	$1,000.00	$1,020.65	0.87%	$4.39

Class R6
Actual Return	$1,000.00	$1,029.00	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

AQR Funds	Semi-Annual Report	March 2016

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/16

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$994.40	0.58%	$2.89
Hypothetical Return	$1,000.00	$1,022.10	0.58%	$2.93

Class N
Actual Return	$1,000.00	$991.90	0.83%	$4.13
Hypothetical Return	$1,000.00	$1,020.85	0.83%	$4.19

Class R6
Actual Return	$1,000.00	$994.30	0.50%	$2.49
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,020.90	0.68%	$3.44
Hypothetical Return	$1,000.00	$1,021.60	0.68%	$3.44

Class N
Actual Return	$1,000.00	$1,019.60	0.96%	$4.85
Hypothetical Return	$1,000.00	$1,020.20	0.96%	$4.85

Class R6
Actual Return	$1,000.00	$1,020.10	0.65%	$3.28
Hypothetical Return	$1,000.00	$1,021.75	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,038.20	0.37%	$1.89
Hypothetical Return	$1,000.00	$1,023.15	0.37%	$1.87

Class N
Actual Return	$1,000.00	$1,035.90	0.61%	$3.10
Hypothetical Return	$1,000.00	$1,021.95	0.61%	$3.08

Class R6
Actual Return	$1,000.00	$1,038.60	0.35%	$1.78
Hypothetical Return	$1,000.00	$1,023.25	0.35%	$1.77

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,025.90	0.59%	$2.99
Hypothetical Return	$1,000.00	$1,022.05	0.59%	$2.98

Class N
Actual Return	$1,000.00	$1,024.00	0.81%	$4.10
Hypothetical Return	$1,000.00	$1,020.95	0.81%	$4.09

Class R6
Actual Return	$1,000.00	$1,025.90	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$991.00	0.54%	$2.69
Hypothetical Return	$1,000.00	$1,022.30	0.54%	$2.73

Class N
Actual Return	$1,000.00	$989.60	0.79%	$3.93
Hypothetical Return	$1,000.00	$1,021.05	0.79%	$3.99

Class R6
Actual Return	$1,000.00	$991.30	0.50%	$2.49
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR Funds	Semi-Annual Report	March 2016

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/16

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,017.40	0.70%	$3.53
Hypothetical Return	$1,000.00	$1,021.50	0.70%	$3.54

Class N
Actual Return	$1,000.00	$1,016.90	0.93%	$4.69
Hypothetical Return	$1,000.00	$1,020.35	0.93%	$4.70

Class R6
Actual Return	$1,000.00	$1,017.80	0.65%	$3.28
Hypothetical Return	$1,000.00	$1,021.75	0.65%	$3.29

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,055.80	0.40%	$2.06
Hypothetical Return	$1,000.00	$1,023.00	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,054.60	0.65%	$3.34
Hypothetical Return	$1,000.00	$1,021.75	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,056.20	0.30%	$1.54
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$983.70	0.59%	$2.93
Hypothetical Return	$1,000.00	$1,022.05	0.59%	$2.98

Class N
Actual Return	$1,000.00	$982.60	0.83%	$4.11
Hypothetical Return	$1,000.00	$1,020.85	0.83%	$4.19

Class R6
Actual Return	$1,000.00	$983.50	0.50%	$2.48
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,022.50	0.55%	$2.78
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

Class N
Actual Return	$1,000.00	$1,020.90	0.80%	$4.04
Hypothetical Return	$1,000.00	$1,021.00	0.80%	$4.04

Class R6
Actual Return	$1,000.00	$1,023.00	0.45%	$2.28
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,008.40	0.67%	$3.36
Hypothetical Return	$1,000.00	$1,021.65	0.67%	$3.39

Class N
Actual Return	$1,000.00	$1,008.10	0.88%	$4.42
Hypothetical Return	$1,000.00	$1,020.60	0.88%	$4.45

Class R6
Actual Return	$1,000.00	$1,009.40	0.60%	$3.01
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

AQR Funds	Semi-Annual Report	March 2016

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/16

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,056.10	0.39%	$2.00
Hypothetical Return	$1,000.00	$1,023.05	0.39%	$1.97

Class N
Actual Return	$1,000.00	$1,055.50	0.56%	$2.88
Hypothetical Return	$1,000.00	$1,022.20	0.56%	$2.83

Class R6
Actual Return	$1,000.00	$1,056.40	0.30%	$1.54
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$990.30	0.60%	$2.99
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

Class N
Actual Return	$1,000.00	$989.50	0.76%	$3.78
Hypothetical Return	$1,000.00	$1,021.20	0.76%	$3.84

Class R6
Actual Return	$1,000.00	$991.20	0.50%	$2.49
Hypothetical Return	$1,000.00	$1,022.50	0.50%	$2.53

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,023.70	0.52%	$2.63
Hypothetical Return	$1,000.00	$1,022.40	0.52%	$2.63

Class N
Actual Return	$1,000.00	$1,022.80	0.71%	$3.59
Hypothetical Return	$1,000.00	$1,021.45	0.71%	$3.59

Class R6
Actual Return	$1,000.00	$1,024.30	0.45%	$2.28
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,100.10	0.37%	$1.94
Hypothetical Return	$1,000.00	$1,023.15	0.37%	$1.87

Class N
Actual Return	$1,000.00	$1,097.90	0.61%	$3.20
Hypothetical Return	$1,000.00	$1,021.95	0.61%	$3.08

Class R6
Actual Return	$1,000.00	$1,100.50	0.30%	$1.58
Hypothetical Return	$1,000.00	$1,023.50	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,066.90	0.54%	$2.79
Hypothetical Return	$1,000.00	$1,022.30	0.54%	$2.73

Class N
Actual Return	$1,000.00	$1,065.90	0.80%	$4.13
Hypothetical Return	$1,000.00	$1,021.00	0.80%	$4.04

Class R6
Actual Return	$1,000.00	$1,067.90	0.45%	$2.33
Hypothetical Return	$1,000.00	$1,022.75	0.45%	$2.28

AQR Funds	Semi-Annual Report	March 2016

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/16	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/16

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,058.30	0.67%	$3.45
Hypothetical Return	$1,000.00	$1,021.65	0.67%	$3.39

Class N
Actual Return	$1,000.00	$1,056.30	0.91%	$4.68
Hypothetical Return	$1,000.00	$1,020.45	0.91%	$4.60

Class R6
Actual Return	$1,000.00	$1,057.50	0.60%	$3.09
Hypothetical Return	$1,000.00	$1,022.00	0.60%	$3.03

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,047.40	0.85%	$4.35
Hypothetical Return	$1,000.00	$1,020.75	0.85%	$4.29

Class N
Actual Return	$1,000.00	$1,044.70	1.11%	$5.67
Hypothetical Return	$1,000.00	$1,019.45	1.11%	$5.60

Class R6
Actual Return	$1,000.00	$1,046.60	0.70%	$3.58
Hypothetical Return	$1,000.00	$1,021.50	0.70%	$3.54

Class Y
Actual Return	$1,000.00	$1,048.60	0.53%	$2.71
Hypothetical Return	$1,000.00	$1,022.35	0.53%	$2.68

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,035.30	0.94%	$4.78
Hypothetical Return	$1,000.00	$1,020.30	0.94%	$4.75

Class N
Actual Return	$1,000.00	$1,033.60	1.18%	$6.00
Hypothetical Return	$1,000.00	$1,019.10	1.18%	$5.96

Class R6
Actual Return	$1,000.00	$1,036.10	0.75%	$3.82
Hypothetical Return	$1,000.00	$1,021.25	0.75%	$3.79

Class Y
Actual Return	$1,000.00	$1,037.10	0.55%	$2.80
Hypothetical Return	$1,000.00	$1,022.25	0.55%	$2.78

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	March 2016

Board Approval of Investment Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 12-13, 2015 to consider the continuation of the: (i) Second Amended and Restated Investment Management Agreement between the Trust, on behalf of the AQR Emerging Defensive Style Fund, AQR Emerging Momentum Style Fund, AQR Emerging Multi-Style Fund, AQR International Defensive Style Fund, AQR International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive Style Fund, AQR Large Cap Momentum Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM International Momentum Style Fund, AQR TM International Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM Small Cap Multi-Style Fund, and AQR Capital Management, LLC (the “Adviser”) (the “Investment Management Agreement”); and, the (ii) Second Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the AQR Global Equity Fund (“GEF”) and AQR International Equity Fund (“IEF”), and the Adviser (the “Investment Advisory Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting in advance of the in-person meeting held on November 12-13, 2015 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 12-13, 2015, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement and the Investment Advisory Agreement. These materials included: (i) memoranda and materials provided by the Adviser, describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Management Agreement and Investment Advisory Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses and performance relative to peers; (iv) a discussion of the financial information and profitability of the Adviser; and (v) a discussion of the compliance program and regulatory exam history of the Adviser. The Investment Management Agreement and the Investment Advisory Agreement are referred to collectively herein as the “Advisory Agreement,” as applicable and as the context suggests.

At the in-person meeting held on November 12-13, 2015, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for an additional one-year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Advisory Agreement, the Board did not view the Advisory Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Advisory Agreement.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Advisory Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had with officers of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that the Adviser also provides shareholder and administrative services, provides oversight of Fund accounting, provides marketing services, and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services provided to the Funds by the Adviser under the Advisory Agreement. The Board also reviewed a wide range of services provided to GEF and IEF under a shareholder services agreement between the Trust, on behalf of GEF and IEF, and the Adviser, and which for the other Funds are provided pursuant to the Investment Management Agreement. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services provided to the Funds by the Adviser pursuant to the Advisory Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and

AQR Funds	Semi-Annual Report	March 2016

Board Approval of Investment Advisory Agreements (Unaudited)

the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the Adviser is an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees paid by the Funds to the Adviser pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received a report independently prepared by Morningstar (the “Morningstar Report”). The Morningstar Report showed comparative fee information for each Fund’s respective Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises mutual funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, taxes, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the management fees under the Advisory Agreement are reasonable.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that, under the Advisory Agreement, none of the Funds would have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, to show that economies are being shared, the Adviser presented information regarding each Fund’s advisory fees relative to comparable funds of larger sizes. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Advisory Agreement and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory and management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Advisory Agreement with respect to the Funds. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2016

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig,
Principal Executive Officer
June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig,
Principal Executive Officer
June 1, 2016

BY: /S/ HEATHER BONNER
Heather Bonner,
Principal Financial Officer
June 1, 2016